UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

James E. Ross	Ryan Louvar
President	Vice President and Senior Counsel
SSgA Funds Management Inc.	State Street Bank and Trust Company
State Street Financial Center	One Lincoln Street/CPH0326
One Lincoln Street	Boston, MA 02111
Boston, MA 02111
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: December 31, 2010

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BELGIUM — 1.2%
Anheuser-Busch InBev NV	8,178	$469,567

FINLAND — 1.1%
Nokia OYJ	41,175	427,545

FRANCE — 11.6%
AXA SA	20,417	341,011
BNP Paribas	10,976	701,051
France Telecom SA	20,985	439,037
GDF Suez	14,655	527,882
Sanofi-Aventis SA	12,304	789,833
Societe Generale	8,134	438,888
Total SA	24,415	1,298,695

		4,536,397

GERMANY — 15.6%
Allianz SE	4,974	593,419
BASF SE	10,106	809,395
Bayer AG	9,092	674,515
Daimler AG (a)	9,801	667,025
Deutsche Bank AG	10,239	537,083
Deutsche Telekom AG	32,756	424,278
E.ON AG	22,001	676,937
SAP AG	10,163	519,462
Siemens AG	9,491	1,180,318

		6,082,432

ITALY — 3.3%
ENI SpA	26,793	587,328
Intesa Sanpaolo SpA	117,410	319,748
UniCredit SpA	186,780	387,890

		1,294,966

NETHERLANDS — 2.4%
Ageas VVPR Strip (a)	33,296	45
ING Groep NV (a)	42,460	414,685
Unilever NV	17,073	533,670

		948,400

SPAIN — 6.4%
Banco Bilbao Vizcaya Argentaria SA	49,450	501,528
Banco Santander SA	91,577	973,996
Telefonica SA	43,757	995,884

		2,471,408

SWEDEN — 1.9%
Hennes & Mauritz AB (Class B)	10,754	358,315
Telefonaktiebolaget LM Ericsson (Class B)	32,815	381,459

		739,774

SWITZERLAND — 18.2%
ABB, Ltd.	25,539	570,730
Credit Suisse Group AG	12,213	493,578
Nestle SA	38,097	2,237,754
Novartis AG	26,909	1,586,364
Roche Holding AG	7,725	1,135,420
UBS AG (a)	39,402	648,879
Zurich Financial Services AG	1,615	419,647

		7,092,372

UNITED KINGDOM — 37.8%
Anglo American PLC	14,755	770,540
AstraZeneca PLC	15,553	711,524
Barclays PLC	124,099	508,375
BG Group PLC	36,863	747,981
BHP Billiton PLC	24,531	979,762
BP PLC	206,354	1,504,091
British American Tobacco PLC	22,259	858,525
Diageo PLC	27,501	510,225
GlaxoSmithKline PLC	57,573	1,117,726
HSBC Holdings PLC	193,464	1,972,163
Rio Tinto PLC	15,513	1,089,679
Royal Dutch Shell PLC (Class A)	38,999	1,293,852
Standard Chartered PLC	21,602	583,585
Tesco PLC	88,237	587,130
Vodafone Group PLC	580,600	1,507,150

		14,742,308

TOTAL COMMON STOCKS —
(Cost $54,213,862)		38,805,169

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.18% (b)(c) (Cost $20,754)	20,754	20,754

TOTAL INVESTMENTS — 99.6%
(Cost $54,234,616)		38,825,923
OTHER ASSETS & LIABILITIES — 0.4%		171,874

NET ASSETS — 100.0%		$38,997,797

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	16.4%
Pharmaceuticals	15.4
Oil, Gas & Consumable Fuels	13.9
Metals & Mining	7.3
Food Products	7.1
Diversified Telecommunication Services	4.8
Capital Markets	4.3
Wireless Telecommunication Services	3.9
Insurance	3.5
Industrial Conglomerates	3.0
Beverages	2.5
Tobacco	2.2
Chemicals	2.1
Communications Equipment	2.1
Electric Utilities	1.7
Automobiles	1.7
Food & Staples Retailing	1.5
Electrical Equipment	1.5
Multi-Utilities	1.3
Software	1.3
Diversified Financial Services	1.1
Specialty Retail	0.9
Short Term Investments	0.1
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BELGIUM — 2.0%
Anheuser-Busch InBev NV	57,577	$3,305,978

FINLAND — 1.9%
Nokia OYJ	289,904	3,010,248

FRANCE — 35.4%
Air Liquide SA	21,781	2,765,411
Alstom SA	15,937	765,628
AXA SA	143,539	2,397,432
BNP Paribas	77,282	4,936,097
Carrefour SA	47,174	1,952,383
Compagnie de Saint-Gobain	33,567	1,733,726
Credit Agricole SA	82,064	1,046,324
Danone	47,430	2,991,871
France Telecom SA	147,748	3,091,107
GDF Suez	103,182	3,716,682
L’Oreal SA	18,453	2,056,698
LVMH Moet Hennessy Louis Vuitton SA	19,942	3,293,320
Sanofi-Aventis SA	86,627	5,560,865
Schneider Electric SA	20,908	3,141,504
Societe Generale	57,270	3,090,127
Total SA	171,901	9,143,842
Unibail-Rodamco SE	7,076	1,404,936
Vinci SA	40,206	2,194,214
Vivendi SA	95,719	2,593,920

		57,876,087

GERMANY — 30.5%
Allianz SE	35,017	4,177,672
BASF SE	71,151	5,698,525
Bayer AG	64,016	4,749,204
Bayerische Motoren Werke AG	24,885	1,964,677
Daimler AG (a)	69,007	4,696,401
Deutsche Bank AG	72,093	3,781,612
Deutsche Boerse AG	15,095	1,048,987
Deutsche Telekom AG	230,627	2,987,236
E.ON AG	154,901	4,766,066
Muenchener Rueckversicherungs- Gesellschaft AG	13,096	1,993,197
RWE AG	32,009	2,142,361
SAP AG	71,556	3,657,448
Siemens AG	66,821	8,309,977

		49,973,363

IRELAND — 0.7%
CRH PLC	55,567	1,155,462

ITALY — 8.9%
Assicurazioni Generali SpA	103,428	1,971,693
Enel SpA	493,337	2,475,269
ENI SpA	188,642	4,135,210
Intesa Sanpaolo SpA	826,652	2,251,261
Telecom Italia SpA	803,288	1,042,089
UniCredit SpA	1,315,073	2,731,040

		14,606,562

LUXEMBOURG — 1.7%
ArcelorMittal (b)	71,509	2,722,577

NETHERLANDS — 5.5%
Ageas VVPR Strip (a)	129,370	174
ING Groep NV (a)	298,953	2,919,721
Koninklijke Philips Electronics NV	76,334	2,347,144
Unilever NV	120,210	3,757,540

		9,024,579

SPAIN — 13.2%
Banco Bilbao Vizcaya Argentaria SA (b)	348,165	3,531,133
Banco Santander SA	644,773	6,857,686
Iberdrola SA (b)	318,968	2,468,195
Repsol YPF SA	61,242	1,713,020
Telefonica SA	308,084	7,011,810

		21,581,844

TOTAL COMMON STOCKS —
(Cost $229,730,503)		163,256,700

SHORT TERM INVESTMENTS — 1.9%
UNITED STATES — 1.9%
MONEY MARKET FUNDS — 1.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,067,152	3,067,152
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	72,932	72,932

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,140,084)		3,140,084

TOTAL INVESTMENTS — 101.7%
(Cost $232,870,587)		166,396,784
OTHER ASSETS & LIABILITIES — (1.7)%		(2,734,042)

NET ASSETS — 100.0%		$163,662,742

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	14.9%
Oil, Gas & Consumable Fuels	9.2
Diversified Telecommunication Services	8.6
Industrial Conglomerates	6.5
Insurance	6.4
Pharmaceuticals	6.3
Electric Utilities	5.9
Chemicals	5.2
Food Products	4.1
Automobiles	4.1
Multi-Utilities	3.6
Diversified Financial Services	2.4
Electrical Equipment	2.4
Capital Markets	2.3
Software	2.2
Beverages	2.0
Textiles, Apparel & Luxury Goods	2.0
Communications Equipment	1.8
Metals & Mining	1.7
Media	1.6
Construction & Engineering	1.4
Personal Products	1.3
Food & Staples Retailing	1.2
Building Products	1.1
Real Estate Investment Trusts	0.9
Construction Materials	0.7
Short Term Investments	1.9
Other Assets & Liabilities	(1.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CHINA — 27.9%
Agricultural Bank of China, Ltd. (a)(b)	6,047,000	$3,033,749
Air China, Ltd. (a)(b)	2,233,414	2,508,179
Aluminum Corp. of China, Ltd. (a)(b)	2,252,304	2,054,226
Angang Steel Co., Ltd. (a)	881,244	1,349,019
Anhui Conch Cement Co., Ltd.	1,031,500	4,836,618
Baidu, Inc. ADR (b)	99,617	9,616,029
Bank of China, Ltd.	20,632,466	10,882,032
Bank of Communications Co., Ltd. (a)	3,500,937	3,526,315
Byd Co., Ltd. (a)	189,800	997,386
China Citic Bank Corp., Ltd. (a)	2,736,285	1,774,054
China Coal Energy Co., Ltd	1,428,000	2,230,088
China Communications Construction Co., Ltd. (a)	1,460,000	1,277,135
China Construction Bank Corp.	24,071,148	21,582,642
China COSCO Holdings Co., Ltd. (a)(b)	2,082,730	2,207,675
China Life Insurance Co., Ltd.	3,171,708	12,954,240
China Longyuan Power Group Corp. (a)(b)	1,013,000	926,518
China Mengniu Dairy Co., Ltd. (a)	687,390	1,821,568
China Merchants Bank Co., Ltd. (a)	1,948,880	4,918,799
China Merchants Property Development Co., Ltd.	704,300	1,336,364
China Minsheng Banking Corp., Ltd. (a)	1,529,000	1,307,989
China National Building Material Co., Ltd.	444,000	1,017,808
China Oilfield Services, Ltd.	574,557	1,244,659
China Pacific Insurance Group Co. Ltd.	347,800	1,445,131
China Petroleum & Chemical Corp.	8,283,174	7,927,655
China Railway Construction Corp.	503,000	605,646
China Railway Group, Ltd.	1,429,000	1,031,265
China Shenhua Energy Co., Ltd.	1,706,040	7,154,542
China Shipping Container Lines Co., Ltd. (b)	9,030,339	3,996,111
China Shipping Development Co., Ltd.	1,375,215	1,832,759
China Telecom Corp., Ltd.	8,111,320	4,246,792
Ctrip.com International, Ltd. ADR (b)	109,570	4,432,106
Dongfeng Motor Group Co., Ltd.	998,468	1,721,131
Focus Media Holding, Ltd. ADR (b)	52,703	1,155,777
Guangzhou Automobile Group Co., Ltd. (a)	1,820,032	2,509,856
Guangzhou R&F Properties Co., Ltd. (a)	1,267,376	1,812,948
Huaneng Power International, Inc. (a)	2,752,472	1,455,257
Industrial & Commercial Bank of China	18,966,138	14,126,432
Inner Mongolia Yitai Coal Co., Ltd.	443,364	3,161,185
Jiangsu Expressway Co.	2,664,299	3,050,338
Jiangxi Copper Co., Ltd.	1,210,578	3,978,860
Lenovo Group, Ltd. (a)	4,243,703	2,718,625
Maanshan Iron & Steel (a)	2,182,971	1,162,581
Mindray Medical International, Ltd. ADR (a)	24,384	643,738
Netease.com ADR (b)	76,974	2,782,610
PetroChina Co., Ltd. (a)	9,285,208	12,135,575
PICC Property & Casualty Co., Ltd. (b)	875,420	1,268,031
Ping An Insurance Group Co. of China, Ltd. (a)	703,864	7,868,348
Samling Global, Ltd.	4,676,707	379,014
Semiconductor Manufacturing International Corp. (a)(b)	16,354,837	1,178,174
Shanghai Electric Group Co., Ltd.	3,750,418	2,474,982
Sina Corp. (a)(b)	30,969	2,131,287
Sinopec Shanghai Petrochemical Co., Ltd. (a)	2,723,252	1,411,783
Sohu.com, Inc. (b)	8,409	533,887
Suntech Power Holdings Co., Ltd. ADR (a)(b)	62,146	497,789
Tencent Holdings, Ltd.	281,194	6,109,571
Tingyi Cayman Islands Holding Corp. (a)	1,374,383	3,518,324
Want Want China Holdings, Ltd.	2,353,000	2,061,314
Yanzhou Coal Mining Co., Ltd. (a)	1,548,882	4,732,133
Zijin Mining Group Co., Ltd.	2,251,790	2,088,518

		214,743,167

HONG KONG — 7.6%
Agile Property Holdings, Ltd. (a)	2,570,088	3,782,240
Beijing Enterprises Holdings, Ltd. (a)	172,000	1,066,474
China Merchants Holdings International Co., Ltd. (a)	720,573	2,845,715
China Mobile, Ltd.	1,773,136	17,608,987
China Overseas Land & Investment, Ltd. (a)	2,075,084	3,838,571
China Resources Enterprise, Ltd. (a)	860,746	3,526,626
China Resources Land, Ltd.	689,339	1,259,204
China Resources Power Holdings Co., Ltd.	618,000	1,119,351
China Unicom (Hong Kong), Ltd. (a)	1,908,172	2,729,589
China Yurun Food Group, Ltd.	407,659	1,339,871
Citic Pacific, Ltd.	446,000	1,158,941
CNOOC, Ltd.	5,457,249	12,945,228
COSCO Pacific, Ltd.	1,044,143	1,818,669
Kingboard Chemical Holdings, Ltd.	216,500	1,296,440
Kunlun Energy Co., Ltd. (a)	810,000	1,256,630
Sino-Ocean Land Holdings, Ltd. (a)	1,529,000	1,001,153

		58,593,689

INDIA — 19.3%
Anant Raj Industries, Ltd.	138,709	331,301
Apollo Hospitals Enterprise, Ltd.	294,385	2,995,202
Axis Bank, Ltd.	53,518	1,613,020
Bharat Heavy Electricals, Ltd.	95,896	5,004,435
Bharti Airtel, Ltd.	858,497	6,854,152
Cipla, Ltd.	389,404	3,216,077
DLF Ltd.	151,200	985,514
Dr Reddy’s Laboratories Ltd.	30,875	1,151,037
GAIL India, Ltd.	113,102	1,295,051
Godrej Industries, Ltd.	44,219	189,376

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Gujarat Mineral Development Corp., Ltd.	104,177	$326,754
HDFC Bank, Ltd.	125,845	6,586,071
Hero Honda Motors, Ltd.	29,683	1,319,189
Hindalco Industries, Ltd.	269,489	1,483,802
Hindustan Construction Co.	86,765	95,177
Hindustan Unilever, Ltd.	707,686	4,937,896
Hindustan Zinc, Ltd.	82,553	2,514,622
Housing Development & Infrastructure, Ltd. (b)	24,272	105,632
Housing Development Finance Corp., Ltd.	371,473	6,039,188
ICICI Bank, Ltd.	277	7,058
ICICI Bank, Ltd. ADR	120,378	6,095,942
Idea Cellular, Ltd. (b)	1,083,970	1,675,105
IFCI, Ltd.	20,367	30,700
India Infoline, Ltd.	260,391	480,426
Indiabulls Financial Services, Ltd.	209,155	813,887
Indiabulls Real Estate, Ltd. (b)	40,028	123,535
Indiabulls Securities, Ltd.	235,274	119,176
Indian Hotels Co., Ltd.	1,272,332	2,752,949
Indian Oil Corp. Ltd.	179,066	1,375,182
Infosys Technologies, Ltd. ADR	191,446	14,565,212
Infrastructure Development Finance Co., Ltd.	377,469	1,545,247
ITC, Ltd. GDR	427,735	1,669,450
IVRCL Infrastructures & Projects, Ltd.	98,542	284,067
Jai Corp., Ltd.	44,070	218,059
Jaiprakash Associates, Ltd.	49,622	117,577
Jindal Steel & Power, Ltd.	129,737	2,065,231
JSW Steel, Ltd.	34,267	898,268
KEC International, Ltd.	38,265	88,570
Lanco Infratech, Ltd. (b)	462,393	657,164
Larsen & Toubro, Ltd. GDR (a)	50,390	2,232,781
Mahindra & Mahindra, Ltd.	239,197	4,164,483
Mercator Lines, Ltd.	532,900	697,186
NTPC Ltd.	345,671	1,553,838
Oil & Natural Gas Corp., Ltd.	182,081	5,260,050
Patel Engineering, Ltd.	12,717	86,742
Reliance Capital, Ltd.	78,613	1,172,998
Reliance Communications, Ltd.	464,361	1,511,004
Reliance Industries, Ltd. GDR (c)	330,762	15,717,810
Reliance Infrastructure, Ltd.	159,042	3,005,668
Satyam Computer Services, Ltd. ADR (a)(b)	136,760	399,339
Sesa Goa, Ltd.	144,132	1,060,481
Siemens India, Ltd.	164,058	3,003,419
State Bank of India	43,950	2,760,943
Steel Authority of India, Ltd.	501,194	2,045,015
Sterlite Industries India, Ltd.	386,419	1,611,700
Sun Pharmaceutical Industries Ltd.	131,900	1,425,045
Suzlon Energy, Ltd. (b)	314,488	384,362
Tata Consultancy Services, Ltd.	199,093	5,182,696
Tata Motors, Ltd.	160,064	4,665,177
Tata Steel, Ltd.	80,662	1,227,744
Unitech, Ltd.	308,288	455,382
United Spirits, Ltd.	25,365	830,638
Wipro, Ltd. ADR (a)	254,357	3,934,903
Zee Entertainment Enterprises, Ltd.	546,882	1,797,868

		148,813,573

INDONESIA — 4.0%
Adaro Energy Tbk PT	6,297,500	1,782,311
Astra International Tbk PT	697,720	4,224,265
Bakrieland Development Tbk PT	7,664,500	133,554
Bank Central Asia Tbk PT	4,506,796	3,201,276
Bank Mandiri Tbk PT	2,434,000	1,755,938
Bank Rakyat Indonesia Persero Tbk PT	4,544,648	5,296,205
Bumi Resources Tbk PT	7,892,464	2,649,801
Gudang Garam Tbk PT	193,000	856,826
Indocement Tunggal Prakarsa Tbk PT	668,722	1,183,809
Indosat Tbk PT	1,485,748	890,459
Perusahaan Gas Negara Tbk PT	6,727,640	3,304,085
Semen Gresik Persero Tbk PT	1,082,500	1,135,363
Telekomunikasi Indonesia Tbk PT	3,520,094	3,105,965
United Tractors Tbk PT	477,500	1,261,321

		30,781,178

MALAYSIA — 7.0%
Alliance Financial Group Bhd	3,061,000	3,017,817
Axiata Group Bhd (b)	964,100	1,485,155
Bintulu Port Holdings Bhd	1,039,106	2,284,786
Bursa Malaysia Bhd	832,507	2,105,904
Carlsberg Brewery Malay Bhd	1,791,303	3,671,489
CIMB Group Holdings Bhd	766,600	2,113,215
ECM Libra Financial Group Bhd	6,643,328	1,680,492
Genting Bhd	1,493,900	5,416,508
Genting Malaysia Bhd	1,126,200	1,238,144
IJM Corp. Bhd (d)	1,879,640	3,797,684
IOI Corp. Bhd	2,317,196	4,366,113
Landmarks Bhd	2,250,800	1,233,615
Lingkaran Trans Kota Holdings Bhd	132,300	152,745
Malayan Banking Bhd	768,071	2,117,270
Malaysian Airline System Bhd (b)	3,342,066	2,265,256
Maxis Bhd	791,400	1,360,279
Naim Holdings Bhd	2,317,213	2,532,514
OSK Holdings Bhd	3,021,525	1,930,405
OSK Ventures International Bhd (b)	409,964	53,182
PPB Group Bhd	216,800	1,213,546
Public Bank Bhd	371,600	1,569,071
Sime Darby Bhd	715,500	2,041,965
Star Publications Malaysia Bhd	125,200	134,397
TAN Chong Motor Holdings Bhd	922,300	1,549,380
Tenaga Nasional Bhd	566,200	1,536,920
Uchi Technologies Bhd	3,095,500	1,305,059
Wah Seong Corp Bhd	2,266,006	1,521,204
Zelan Bhd (b)	2,446,000	475,953

		54,170,068

PHILIPPINES — 1.5%
Ayala Land, Inc.	9,698,275	3,643,771
First Gen Corp. (b)	9,053,870	2,517,145
First Philippine Holdings Corp.	1,755,354	2,508,221
Philippine Long Distance Telephone Co.	49,819	2,904,308

		11,573,445

TAIWAN — 28.7%
Acer, Inc.	1,482,456	4,581,115
Advanced Semiconductor Engineering, Inc.	3,425,656	3,965,356

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Asia Cement Corp.	2,100,747	$2,323,636
Asustek Computer, Inc.	276,310	2,625,071
AU Optronics Corp. ADR (a)(b)	380,550	3,965,331
Catcher Technology Co., Ltd.	551,539	2,042,982
Cathay Financial Holding Co., Ltd.	2,534,995	4,495,027
Chang Hwa Commercial Bank	4,779,000	4,245,232
Chimei Innolux Corp. (b)	361,643	499,861
China Development Financial Holding Corp.	7,109,168	3,133,188
China Steel Chemical Corp.	71,877	295,826
China Steel Corp.	4,322,417	4,966,336
Chinatrust Financial Holding Co., Ltd.	5,054,437	3,709,806
Chunghwa Picture Tubes, Ltd. (b)	3,058,368	488,810
Chunghwa Telecom Co., Ltd.	1,544,086	3,924,229
Compal Electronics, Inc.	3,133,431	4,153,692
Delta Electronics, Inc.	965,893	4,720,723
Epistar Corp.	434,170	1,585,893
Everlight Electronics Co., Ltd.	369,996	1,071,036
Far Eastern New Century Corp.	2,968,940	5,030,289
First Financial Holding Co., Ltd	3,537,540	3,257,694
Formosa Chemicals & Fibre Corp.	1,616,390	5,444,052
Formosa Petrochemical Corp.	577,000	1,957,207
Formosa Plastics Corp.	2,380,940	7,961,918
Foxconn Technology Co., Ltd.	673,752	2,703,650
Fubon Financial Holding Co., Ltd.	3,299,849	4,527,085
Hon Hai Precision Industry Co., Ltd.	3,082,732	12,423,336
HTC Corp.	392,296	12,109,355
Hua Nan Financial Holdings Co., Ltd.	3,267,626	2,723,348
King Yuan Electronics Co., Ltd. (b)	4,349,898	2,222,951
Largan Precision Co., Ltd.	89,710	2,230,712
Lite-On Technology Corp.	1,331,050	1,830,642
Macronix International Co., Ltd.	3,087,411	2,160,176
MediaTek, Inc.	505,219	7,234,371
Mega Financial Holding Co., Ltd.	3,974,000	3,059,911
Motech Industries, Inc.	206,354	760,827
Nan Ya Plastics Corp.	2,425,960	6,048,987
Novatek Microelectronics Corp.	361,062	1,164,057
Pegatron Corp. (b)	740,630	1,066,879
Polaris Securities Co., Ltd.	844,150	550,095
Powerchip Technology Corp. (b)	3,369,555	670,294
Powertech Technology, Inc.	745,744	2,480,996
ProMOS Technologies, Inc. (b)	1,215,850	88,406
Quanta Computer, Inc.	2,092,194	4,391,552
Realtek Semiconductor Corp.	688,527	1,643,595
Shin Kong Financial Holding Co., Ltd. (b)	4,752,642	2,282,064
Siliconware Precision Industries Co.	1,637,745	1,965,979
SinoPac Financial Holdings Co., Ltd.	5,089,000	2,347,574
Synnex Technology International Corp.	470,000	1,268,636
Tainan Enterprises Co., Ltd.	969,567	1,503,076
Taishin Financial Holdings Co., Ltd. (b)	4,848,341	2,868,447
Taiwan Cement Corp.	2,640,216	2,970,147
Taiwan FU Hsing Industrial Co., Ltd.	3,271,000	2,692,504
Taiwan Mobile Co. Ltd.	656,000	1,568,199
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,840,553	23,080,535
Tatung Co., Ltd. (b)	3,851,000	1,040,793
Tripod Technology Corp.	785,839	3,207,341
Uni-President Enterprises Corp.	2,811,543	4,170,570
United Integrated Services Co., Ltd.	2,424,000	3,470,993
United Microelectronics Corp. ADR (a)	1,296,223	4,096,065
Via Technologies, Inc. (b)	742,981	801,425
Walsin Lihwa Corp. (b)	1,057,000	670,674
Wistron Corp.	1,379,979	2,811,406
Yageo Corp.	6,944,000	3,417,639
Yuanta Financial Holding Co., Ltd.	2,768,000	2,069,604

		220,839,206

THAILAND — 3.7%
Advanced Info Service PCL	977,723	2,732,565
Bangkok Expressway PCL	3,711,042	2,425,196
CP ALL PCL	820,800	1,068,715
Electricity Generating PCL (Foreign ownership limit)	942,446	3,298,326
IRPC PCL	6,633,739	1,430,397
Kasikornbank PCL	410,654	1,709,639
PTT Exploration & Production PCL	822,645	4,584,653
PTT PCL	524,226	5,564,847
Siam Commercial Bank PCL	543,397	1,865,702
Thai Oil PCL	985,105	2,557,123
The Siam Cement PCL	111,600	1,262,418

		28,499,581

TOTAL COMMON STOCKS —
(Cost $635,017,602)		768,013,907

PREFERRED STOCK — 0.0% (e)
MALAYSIA — 0.0% (e)
Malaysian Airline System Bhd, 30.00% (b) (Cost $1,172)	5,392	1,451

WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
IJM Land Bhd (expiring 9/11/13) (b)(d) (Cost $0)	27,580	14,401

SHORT TERM INVESTMENTS — 5.5%
UNITED STATES — 5.5%
MONEY MARKET FUNDS — 5.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	38,492,259	38,492,259
State Street Institutional Liquid Reserves Fund 0.18% (g)(h)	4,078,030	4,078,030

TOTAL SHORT TERM INVESTMENTS —
(Cost $42,570,289)		42,570,289

TOTAL INVESTMENTS — 105.2%
(Cost $677,589,063)		810,600,048
OTHER ASSETS & LIABILITIES — (5.2)%		(40,258,513)

NET ASSETS — 100.0%		$770,341,535

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 2.0% of net assets as of December 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	16.4%
Oil, Gas & Consumable Fuels	12.3
Semiconductors & Semiconductor Equipment	7.2
Wireless Telecommunication Services	5.0
Electronic Equipment, Instruments & Components	4.7
Insurance	3.9
Metals & Mining	3.8
Computers & Peripherals	3.8
IT Services	3.1
Chemicals	2.8
Real Estate Management & Development	2.8
Internet Software & Services	2.7
Food Products	2.4
Automobiles	2.1
Hotels, Restaurants & Leisure	2.0
Construction Materials	1.9
Construction & Engineering	1.8
Diversified Telecommunication Services	1.8
Transportation Infrastructure	1.6
Industrial Conglomerates	1.6
Communications Equipment	1.6
Independent Power Producers & Energy Traders	1.4
Diversified Financial Services	1.3
Marine	1.1
Electrical Equipment	1.1
Electric Utilities	0.9
Capital Markets	0.9
Thrifts & Mortgage Finance	0.8
Machinery	0.8
Pharmaceuticals	0.8
Household Products	0.6
Airlines	0.6
Gas Utilities	0.6
Food & Staples Retailing	0.6
Beverages	0.6
Media	0.4
Health Care Providers & Services	0.4
Energy Equipment & Services	0.4
Building Products	0.4
Tobacco	0.3
Textiles, Apparel & Luxury Goods	0.2
Household Durables	0.1
Health Care Equipment & Supplies	0.1
Paper & Forest Products	0.0 ***
Short Term Investments	5.5
Other Assets & Liabilities	(5.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for IJM Corp. Bhd, which was Level 2 and part of the Construction & Engineering Industry, representing 0.5% of net assets and IJM Land Bhd, which was Level 2 and part of the Real Estate Management & Development Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
RUSSIA — 99.1%
CHEMICALS — 2.5%
Uralkali GDR	51,272	$1,882,708

COMMERCIAL BANKS — 13.9%
Sberbank GDR	20,419	8,779,497
VTB Bank OJSC GDR	273,209	1,800,447

		10,579,944

CONSTRUCTION MATERIALS — 0.4%
LSR Group GDR (a)	31,440	289,562

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
Comstar United Telesystems GDR (a)	139,454	932,250
Rostelecom OJSC ADR	19,659	601,805

		1,534,055

ELECTRIC UTILITIES — 2.9%
Federal Hydrogenerating Co. JSC ADR (a)	401,249	2,186,807

ENERGY EQUIPMENT & SERVICES — 1.6%
Eurasia Drilling Co., Ltd. GDR	16,376	532,220
Integra Group Holdings GDR (a)	76,548	271,745
TMK OAO GDR (a)	22,156	457,743

		1,261,708

FOOD & STAPLES RETAILING — 3.6%
Magnit OJSC GDR	54,734	1,603,706
X5 Retail Group N.V. GDR (a)	25,311	1,170,634

		2,774,340

FOOD PRODUCTS — 1.1%
Wimm-Bill-Dann Foods OJSC ADR	26,568	875,947

HOUSEHOLD DURABLES — 0.4%
PIK Group GDR (a)	68,591	277,794

MEDIA — 0.4%
CTC Media, Inc.	13,989	327,762

METALS & MINING — 16.4%
Evraz Group SA GDR (a)	32,013	1,148,306
Magnitogorsk Iron & Steel Works GDR	46,279	673,360
Mechel OJSC ADR	36,428	1,064,791
MMC Norilsk Nickel OJSC ADR	224,893	5,323,217
Novolipet Steel OJSC GDR	20,909	997,359
Polymetal JSC GDR (a)	50,917	932,290
Polyus Gold OJSC ADR	41,142	1,499,626
Severstal OAO GDR	50,321	847,909

		12,486,858

OIL, GAS & CONSUMABLE FUELS — 44.5%
Gazprom Neft JSC ADR	34,778	723,382
Gazprom OAO ADR (b)	10,100	256,944
Gazprom OAO ADR (b)	579,398	14,629,799
Lukoil OAO ADR	107,905	6,096,633
NovaTek OAO GDR	28,126	3,361,057
Rosneft Oil Co. GDR	395,749	2,833,563
Surgutneftegas OJSC ADR Preference Shares	166,611	843,052
Surgutneftegas OJSC ADR	262,949	2,787,259
Tatneft ADR	74,251	2,457,708

		33,989,397

PHARMACEUTICALS — 1.2%
Pharmstandard GDR (a)	33,335	950,048

ROAD & RAIL — 0.6%
Globaltrans Investment PLC GDR	26,249	446,233

TRANSPORTATION INFRASTRUCTURE — 0.3%
Novorossiysk Commercial Sea Port PJSC GDR	22,166	221,660

WIRELESS TELECOMMUNICATION SERVICES — 7.3%
Mobile TeleSystems OJSC ADR	129,505	2,702,769
Sistema JSFC GDR	44,979	1,121,327
VimpelCom, Ltd.	117,754	1,771,020

		5,595,116

TOTAL COMMON STOCKS —
(Cost $73,509,661)		75,679,939

SHORT TERM INVESTMENT — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.18% (c)(d) (Cost $202,707)	202,707	202,707

TOTAL INVESTMENTS — 99.4% (e)
(Cost $73,712,368)		75,882,646
OTHER ASSETS & LIABILITIES — 0.6%		454,565

NET ASSETS — 100.0%		$76,337,211

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s commom stock traded on different securities exchanges.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIRLINES — 0.5%
Air China, Ltd. (a)(b)	2,342,000	$2,630,124
China Eastern Airlines Corp., Ltd. (a)(b)	2,418,000	1,225,540

		3,855,664

AUTO COMPONENTS — 0.1%
Minth Group, Ltd.	550,000	902,793

AUTOMOBILES — 2.1%
AviChina Industry & Technology Co. (a)(b)	1,552,000	730,715
Brilliance China Automotive Holdings, Ltd. (b)	4,220,000	3,219,157
Byd Co., Ltd. (a)	502,500	2,640,603
Dongfeng Motor Group Co., Ltd. (a)	3,086,300	5,320,077
Guangzhou Automobile Group Co., Ltd. (a)	1,834,637	2,529,997

		14,440,549

BEVERAGES — 0.4%
Tsingtao Brewery Co., Ltd. (a)	548,000	2,869,128

CHEMICALS — 0.8%
China Bluechemical, Ltd.	2,936,000	2,103,712
Fufeng Group, Ltd.	730,000	639,506
Sinopec Shanghai Petrochemical Co., Ltd.	3,822,000	1,981,394
Yingde Gases (a)(b)	1,183,000	1,051,569

		5,776,181

COMMERCIAL BANKS — 21.0%
Agricultural Bank of China, Ltd. (a)(b)	10,994,000	5,515,633
Bank of China, Ltd. (a)	58,307,700	30,752,809
Bank of Communications Co., Ltd. (a)	5,220,750	5,258,594
China Citic Bank Corp., Ltd. (a)	5,235,393	3,394,336
China Construction Bank Corp.	60,067,623	53,857,754
China Merchants Bank Co., Ltd. (a)	4,009,760	10,120,277
China Minsheng Banking Corp., Ltd. (a)	3,076,000	2,631,377
Industrial & Commercial Bank of China (a)	48,442,789	36,081,345

		147,612,125

COMMERCIAL SERVICES & SUPPLIES — 0.0% (c)
Bio-Treat Technology, Ltd. (b)	15	1

COMMUNICATIONS EQUIPMENT — 1.0%
AAC Acoustic Technology Holdings, Inc.	1,108,000	2,957,555
China All Access Holdings, Ltd.	2,510,000	891,164
ZTE Corp.	739,666	2,940,148

		6,788,867

COMPUTERS & PERIPHERALS — 0.6%
Lenovo Group, Ltd. (a)	5,296,000	3,392,754
TPV Technology, Ltd. (a)	1,500,000	957,079

		4,349,833

CONSTRUCTION & ENGINEERING — 2.0%
China Communications Construction Co., Ltd. (a)	5,116,394	4,475,565
China Railway Construction Corp.	2,806,000	3,378,614
China Railway Group, Ltd. (a)	5,347,000	3,858,762
Metallurgical Corp. of China, Ltd. (a)(b)	4,867,000	2,147,487

		13,860,428

CONSTRUCTION MATERIALS — 1.3%
Anhui Conch Cement Co., Ltd.	1,094,000	5,129,675
China National Building Material Co., Ltd.	1,292,000	2,961,729
China Shanshui Cement Group, Ltd. (a)	1,383,000	987,393

		9,078,797

DIVERSIFIED CONSUMER SERVICES — 0.5%
New Oriental Education & Technology Group, Inc. ADR (a)(b)	34,240	3,603,075

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
China Telecom Corp., Ltd.	15,456,000	8,092,199
China Unicom (Hong Kong), Ltd. (a)	4,970,492	7,110,157

		15,202,356

ELECTRICAL EQUIPMENT — 0.9%
China BAK Battery, Inc. (a)(b)	10	19
China High Speed Transmission Equipment Group Co., Ltd. (a)	1,017,000	1,575,152
Shanghai Electric Group Co., Ltd.	5,156,000	3,402,556
Zhuzhou CSR Times Electric Co., Ltd. (a)	373,000	1,465,869

		6,443,596

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Catic Shenzhen Holdings, Ltd. (b)	1,638,000	686,921
Digital China Holdings, Ltd.	739,000	1,382,241
Kingboard Chemical Holdings, Ltd.	830,000	4,970,188

		7,039,350

ENERGY EQUIPMENT & SERVICES — 0.6%
China Oilfield Services, Ltd.	2,025,900	4,388,692

FOOD & STAPLES RETAILING — 0.8%
China Resources Enterprise, Ltd.	1,452,000	5,949,097

FOOD PRODUCTS — 3.7%
Chaoda Modern Agriculture Holdings, Ltd. (a)	2,592,254	1,944,111
China Agri-Industries Holdings, Ltd. (a)	1,126,000	1,277,562
China Mengniu Dairy Co., Ltd. (a)	1,652,000	4,377,764
China Milk Products Group, Ltd. (b)(d)	15,000	0
China Yurun Food Group, Ltd. (a)	1,106,000	3,635,139
Tingyi Cayman Islands Holding Corp.	2,540,000	6,502,222
Want Want China Holdings, Ltd.	9,273,000	8,123,485

		25,860,283

GAS UTILITIES — 0.3%
China Resources Gas Group, Ltd.	1,274,000	1,812,590

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Mindray Medical International, Ltd. ADR (a)	79,846	2,107,934

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Shandong Weigao Group Medical Polymer Co., Ltd. (a)	728,000	$2,064,976

		4,172,910

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Sinopharm Group Co.	522,000	1,819,763

HOTELS, RESTAURANTS & LEISURE — 1.2%
China Travel International Investment Hong Kong, Ltd. (b)	3,824,000	860,857
Ctrip.com International, Ltd. ADR (b)	135,957	5,499,461
Home Inns & Hotels Management, Inc. ADR (b)	24,460	1,001,881
Shanghai Jin Jiang International Hotels Group Co., Ltd.	5,114,000	1,256,519

		8,618,718

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.3%
China Longyuan Power Group Corp. (a)(b)	1,513,000	1,383,832
China Resources Power Holdings Co., Ltd.	1,844,000	3,339,939
Datang International Power Generation Co., Ltd. (a)	5,112,000	1,795,265
Huaneng Power International, Inc. (a)	5,114,000	2,703,819

		9,222,855

INDUSTRIAL CONGLOMERATES — 1.7%
Beijing Enterprises Holdings, Ltd. (a)	691,000	4,284,500
Citic Pacific, Ltd.	1,635,000	4,248,583
Shanghai Industrial Holdings, Ltd. (a)	827,000	3,574,537

		12,107,620

INSURANCE — 7.3%
China Life Insurance Co., Ltd.	7,126,000	29,104,796
China Taiping Insurance Holdings Co., Ltd. (a)(b)	847,200	2,604,707
PICC Property & Casualty Co., Ltd. (a)(b)	2,585,600	3,745,198
Ping An Insurance Group Co. of China, Ltd. (a)	1,411,800	15,782,216

		51,236,917

INTERNET SOFTWARE & SERVICES — 7.8%
Alibaba.com, Ltd. (a)	1,416,000	2,539,224
Baidu, Inc. ADR (b)	260,341	25,130,717
Netease.com ADR (b)	79,822	2,885,565
Sina Corp. (a)(b)	60,963	4,195,474
Sohu.com, Inc. (b)	41,002	2,603,217
Tencent Holdings, Ltd.	802,900	17,444,805

		54,799,002

IT SERVICES — 0.2%
Travelsky Technology, Ltd.	1,360,000	1,420,594

MACHINERY — 1.3%
China National Materials Co., Ltd. (a)	1,074,000	866,257
Lonking Holdings, Ltd. (a)	2,307,000	1,261,280
Weichai Power Co., Ltd. (a)	632,600	3,893,912
Yangzijiang Shipbuilding Holdings, Ltd. (a)	2,310,000	3,444,128

		9,465,577

MARINE — 1.2%
China COSCO Holdings Co., Ltd. (a)(b)	3,145,175	3,333,858
China Shipping Container Lines Co., Ltd. (b)	6,239,500	2,761,107
China Shipping Development Co., Ltd.	1,849,800	2,465,242

		8,560,207

MEDIA — 0.4%
Focus Media Holding, Ltd. ADR (b)	121,203	2,657,982

METALS & MINING — 3.2%
Aluminum Corp. of China, Ltd. (a)(b)	4,980,000	4,542,036
Angang Steel Co., Ltd. (a)	1,459,720	2,234,558
China Molybdenum Co., Ltd. (a)	1,388,000	1,276,646
Hidili Industry International Development, Ltd. (a)	627,000	529,917
Jiangxi Copper Co., Ltd. (a)	1,904,000	6,257,961
Maanshan Iron & Steel (a)	2,968,000	1,580,663
Zhaojin Mining Industry Co., Ltd.	463,500	1,896,059
Zijin Mining Group Co., Ltd.	4,576,500	4,244,668

		22,562,508

MULTILINE RETAIL — 0.7%
Golden Eagle Retail Group, Ltd.	1,010,000	2,489,384
Parkson Retail Group, Ltd. (a)	1,479,000	2,279,292

		4,768,676

OIL, GAS & CONSUMABLE FUELS — 15.2%
China Coal Energy Co., Ltd (a)	4,000,013	6,246,764
China Petroleum & Chemical Corp. (a)	16,804,500	16,083,240
China Shenhua Energy Co., Ltd.	3,192,200	13,386,983
CNOOC, Ltd.	14,442,600	34,259,524
Kunlun Energy Co., Ltd. (a)	2,717,400	4,215,760
PetroChina Co., Ltd.	20,289,200	26,517,565
Yanzhou Coal Mining Co., Ltd. (a)	2,017,900	6,165,074

		106,874,910

PAPER & FOREST PRODUCTS — 0.6%
Lee & Man Paper Manufacturing, Ltd. (a)	2,314,000	1,753,290
Nine Dragons Paper Holdings, Ltd.	1,664,000	2,350,340

		4,103,630

PHARMACEUTICALS — 0.1%
WuXi PharmaTech Cayman, Inc. ADR (b)	63,699	1,028,102

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.1%
Agile Property Holdings, Ltd. (a)	2,178,000	3,205,228
China Overseas Land & Investment, Ltd. (a)	4,361,680	8,068,405
China Resources Land, Ltd. (a)	1,828,000	3,339,178
China South City Holdings, Ltd. (a)	6,410,000	1,212,133
Country Garden Holdings Co.	7,883,058	3,021,941
E-House China Holdings, Ltd.	39,593	592,311
Evergrande Real Estate Group, Ltd.	3,558,000	1,730,106

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Guangzhou R&F Properties Co., Ltd. (a)	1,505,200	$2,153,149
Poly Hong Kong Investments, Ltd. (a)	1,192,000	1,165,373
Renhe Commercial Holdings Co., Ltd. (a)	12,310,000	2,153,634
Shimao Property Holdings, Ltd. (a)	1,745,000	2,635,352
Sino-Ocean Land Holdings, Ltd. (a)	3,953,000	2,588,330
Yanlord Land Group, Ltd.	1,470,000	1,927,794
Yuexiu Property Co., Ltd. (b)	5,882,000	1,573,850
Yuzhou Properties Co.	1,806,000	562,222

		35,929,006

ROAD & RAIL — 0.2%
Guangshen Railway Co., Ltd. (a)	2,720,000	1,070,694

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Semiconductor Manufacturing International Corp. (b)	21,333,000	1,536,792
Suntech Power Holdings Co., Ltd. ADR (a)(b)	145,696	1,167,025

		2,703,817

SOFTWARE — 0.2%
Shanda Interactive Entertainment, Ltd. ADR (a)(b)	39,790	1,577,276

SPECIALTY RETAIL — 0.5%
Hengdeli Holdings, Ltd. (a)	4,075,360	2,427,292
Zhongsheng Group Holdings, Ltd. (b)	609,000	1,323,972

		3,751,264

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Anta Sports Products, Ltd. (a)	536,000	850,854
China Dongxiang Group Co. (a)	4,500,000	1,945,032
Li Ning Co., Ltd. (a)	1,107,000	2,346,820
Ports Design, Ltd. (a)	507,000	1,398,976

		6,541,682

TRANSPORTATION INFRASTRUCTURE — 2.6%
Anhui Expressway Co., Ltd.	1,818,000	1,594,973
Beijing Capital International Airport Co., Ltd. (a)	2,786,000	1,487,319
China Merchants Holdings International Co., Ltd. (a)	1,271,405	5,021,082
COSCO Pacific, Ltd. (a)	1,654,083	2,881,051
GZI Transportation, Ltd.	217	126
Jiangsu Expressway Co.	2,572,000	2,944,666
Shenzhen Expressway Co., Ltd.	2,572,000	1,525,271
Zhejiang Expressway Co., Ltd. (a)	2,940,000	2,897,017

		18,351,505

WATER UTILITIES — 0.3%
Guangdong Investment, Ltd.	4,194,000	2,158,060

WIRELESS TELECOMMUNICATION SERVICES — 6.8%
China Mobile, Ltd.	4,801,900	47,687,596

TOTAL COMMON STOCKS —
(Cost $612,490,529)		703,024,276

SHORT TERM INVESTMENTS — 12.1%
UNITED STATES — 12.1%
MONEY MARKET FUNDS — 12.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	85,125,875	85,125,875
State Street Institutional Liquid Reserves Fund 0.18% (f)(g)	291,087	291,087

TOTAL SHORT TERM INVESTMENTS —
(Cost $85,416,962)		85,416,962

TOTAL INVESTMENTS — 112.0% (h)
(Cost $697,907,491)		788,441,238
OTHER ASSETS & LIABILITIES — (12.0)%		(84,720,854)

NET ASSETS — 100.0%		$703,720,384

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedule of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
COUNTRY	NET ASSETS

China	75.3%
Hong Kong	24.6
United States Short Term Investments	12.1
Other Assets & Liabilities	(12.0)

TOTAL	100.0%

*	The Fund’s geographical breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 96.5%
BRAZIL — 16.4%
All America Latina Logistica SA	11,151	$100,762
Banco Bradesco SA ADR (a)	128,253	2,602,253
Banco do Brasil SA	36,246	686,054
Banco Santander Brasil SA	14,188	192,735
BM&F BOVESPA SA	85,270	674,455
BR Malls Participacoes SA	31,396	323,417
Bradespar SA Preference Shares	22,189	579,053
Brasil Brokers Participacoes SA	8,612	49,545
Brasil Telecom SA ADR	5,264	47,271
Brasil Telecom SA Preference Shares ADR (a)	9,282	203,554
Braskem SA Preference Shares ADR (b)	8,881	222,913
BRF — Brasil Foods SA ADR (a)	24,271	409,694
Centrais Eletricas Brasileiras SA ADR (a)	28,440	381,028
Cia Hering	2,168	35,263
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (a)	11,243	471,981
Companhia de Bebidas das Americas Preference Shares ADR (a)	73,534	2,281,760
Companhia de Saneamento Basico do Estado de Sao Paulo	11,645	298,771
Companhia Energetica de Minas Gerais ADR (a)	34,405	570,779
Companhia Siderurgica Nacional SA ADR (a)	72,740	1,212,576
Cosan SA Industria e Comercio	8,775	145,950
Cyrela Brazil Realty SA	24,732	325,539
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,320	20,265
Diagnosticos da America SA	10,119	137,155
Duratex SA	12,509	134,509
Empresa Brasileira de Aeronautica SA	37,766	268,457
Fibria Celulose SA ADR (b)	13,992	223,872
Gafisa SA	5,996	43,489
Gerdau SA ADR	54,168	757,810
Hypermarcas SA (b)	2,289	31,067
Investimentos Itau SA	40,703	355,048
Investimentos Itau SA Preference Shares	213,218	1,695,468
Itau Unibanco Holding SA Preference Shares ADR	155,265	3,727,913
LLX Logistica SA (b)	4,252	12,116
Lojas Americanas SA Preference Shares	21,736	200,469
Lojas Renner SA	16,000	543,614
Metalurgica Gerdau SA Preference Shares	27,561	444,961
MMX Mineracao e Metalicos SA (b)	10,319	69,809
MRV Engenharia e Participacoes SA	4,797	45,109
Natura Cosmeticos SA	13,514	388,243
OGX Petroleo e Gas Participacoes SA (b)	48,425	583,434
PDG Realty SA Empreendimentos e Participacoes	31,832	194,827
Petroleo Brasileiro SA ADR (c)	71,572	2,708,284
Petroleo Brasileiro SA ADR (c)	98,468	3,364,652
Redecard SA	4,142	52,524
Souza Cruz SA	8,923	485,873
TAM SA ADR (a)	6,764	164,568
Tim Participacoes SA ADR	6,701	228,772
Tractebel Energia SA ADR (a)	11,414	183,195
Usinas Siderurgicas de Minas Gerais SA ADR (a)	42,563	491,271
Vale SA ADR (a)	90,397	3,125,024
Vale SA ADR Preference Shares (a)	137,057	4,141,862
Vivo Participacoes SA ADR	5,916	192,802
Vivo Participacoes SA Preference Shares	14,431	463,357
Weg SA	21,931	288,009

		37,583,181

CHILE — 2.3%
Antarchile SA	15,718	356,044
Cementos Bio-Bio SA	73,788	224,699
Companhia General de Electricidad	35,382	228,344
Cuprum AFP	5,204	281,913
Empresa Nacional de Electricidad SA ADR	8,376	470,815
Empresas COPEC SA	36,190	703,770
Enersis SA ADR	20,464	475,174
Lan Airlines SA ADR (a)	13,484	415,038
Parque Arauco SA	202,372	493,010
SACI Falabella	109,690	1,228,284
Vina Concha y Toro SA ADR (a)	5,492	263,616
Vina San Pedro SA	25,321,583	231,057

		5,371,764

CHINA — 13.7%
AAC Acoustic Technology Holdings, Inc.	124,000	330,990
Agricultural Bank of China, Ltd. (a)(b)	457,000	229,274
Air China, Ltd. (a)(b)	186,000	208,883
Aluminum Corp. of China, Ltd. (a)(b)	310,000	282,737
Angang Steel Co., Ltd. (a)	64,640	98,952
Anhui Conch Cement Co., Ltd.	124,000	581,426
Baidu, Inc. ADR (b)	19,387	1,871,427
Bank of China, Ltd.	2,441,900	1,287,914
Bank of Communications Co., Ltd. (a)	451,150	454,420
Beijing Capital International Airport Co., Ltd. (a)	186,000	99,297
Brilliance China Automotive Holdings, Ltd. (a)(b)	138,000	105,271
Byd Co., Ltd. (a)	8,000	42,039
China Citic Bank Corp., Ltd. (a)	347,000	224,975
China Coal Energy Co., Ltd	310,000	484,123
China Communications Construction Co., Ltd. (a)	284,000	248,429
China Construction Bank Corp.	3,108,280	2,786,942
China COSCO Holdings Co., Ltd. (a)(b)	224,425	237,888
China High Speed Transmission Equipment Group Co., Ltd. (a)	48,000	74,343

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

China Life Insurance Co., Ltd.	531,000	$2,168,769
China Mengniu Dairy Co., Ltd. (a)	93,000	246,448
China Merchants Bank Co., Ltd. (a)	268,145	676,774
China National Building Material Co., Ltd.	26,000	59,601
China National Materials Co., Ltd. (a)	55,000	44,361
China Oilfield Services, Ltd.	248,000	537,241
China Petroleum & Chemical Corp.	1,218,000	1,165,723
China Railway Construction Corp.	155,000	186,630
China Railway Group, Ltd.	279,000	201,346
China Shenhua Energy Co., Ltd.	248,000	1,040,026
China Shipping Container Lines Co., Ltd. (a)(b)	500,350	221,415
China Shipping Development Co., Ltd.	124,000	165,256
China Telecom Corp., Ltd.	1,118,000	585,344
China Wireless Technologies, Ltd.	60,000	37,434
Chongqing Machinery & Electric Co., Ltd.	44,000	16,414
Ctrip.com International, Ltd. ADR (b)	12,640	511,288
Datang International Power Generation Co., Ltd. (a)	372,000	130,641
Dongfang Electric Corp., Ltd.	12,400	61,413
Dongfeng Motor Group Co., Ltd.	310,000	534,369
First Tractor Co., Ltd. (a)	16,000	17,886
Focus Media Holding, Ltd. ADR (b)	7,045	154,497
Great Wall Motor Co., Ltd. (a)	20,000	61,747
Guangshen Railway Co., Ltd. (a)	248,000	97,622
Guangzhou Automobile Group Co., Ltd. (a)	152,636	210,488
Guangzhou R&F Properties Co., Ltd. (a)	111,600	159,641
Harbin Power Equipment Co., Ltd. (a)	62,000	97,782
Huadian Power International Co. (a)	372,000	72,738
Huaneng Power International, Inc. (a)	310,000	163,900
Industrial & Commercial Bank of China	2,942,590	2,191,711
Jiangsu Expressway Co.	188,000	215,240
Jiangxi Copper Co., Ltd. (a)	64,000	210,352
Lenovo Group, Ltd. (a)	434,000	278,032
Li Ning Co., Ltd. (a)	62,000	131,439
Maanshan Iron & Steel (a)	186,000	99,058
Netease.com ADR (b)	7,452	269,390
Nine Dragons Paper Holdings, Ltd. (a)	93,000	131,359
Parkson Retail Group, Ltd. (a)	77,134	118,871
PetroChina Co., Ltd.	1,364,000	1,782,720
PICC Property & Casualty Co., Ltd. (b)	248,000	359,224
Ping An Insurance Group Co. of China, Ltd.	87,000	972,555
Semiconductor Manufacturing International Corp. (b)	1,054,000	75,928
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	40,000	113,460
Shanghai Electric Group Co., Ltd.	310,000	204,576
Shenzhen Expressway Co., Ltd.	248,000	147,071
Sina Corp. (a)(b)	3,583	246,582
Sinopec Shanghai Petrochemical Co., Ltd.	248,000	128,568
Sinotrans, Ltd.	310,000	84,941
Suntech Power Holdings Co., Ltd. ADR (a)(b)	6,069	48,613
Tencent Holdings, Ltd.	93,000	2,020,634
Tingyi Cayman Islands Holding Corp.	186,000	476,147
Travelsky Technology, Ltd.	155,000	161,906
Want Want China Holdings, Ltd. (a)	343,000	300,480
Weiqiao Textile Co. (a)	78,000	78,666
Yanzhou Coal Mining Co., Ltd.	186,000	568,266
Zhejiang Expressway Co., Ltd.	248,000	244,374
Zhuzhou CSR Times Electric Co., Ltd. (a)	21,000	82,529
Zijin Mining Group Co., Ltd.	250,000	231,873
ZTE Corp. (a)	67,928	270,011

		31,520,700

CZECH REPUBLIC — 0.5%
CEZ AS	13,036	545,773
Komercni Banka AS	1,373	325,589
Telefonica O2 Czech Republic AS	9,161	186,872
Unipetrol (b)	9,285	97,804

		1,156,038

EGYPT — 0.7%
Commercial International Bank Egypt SAE	74,197	605,207
Egyptian Co. for Mobile Services	5,913	167,153
Egyptian Financial Group-Hermes Holding	23,159	134,087
Egyptian Kuwait Holding Co.	33,770	57,071
Orascom Construction Industries	9,328	462,463
Orascom Telecom Holding SAE (b)	42,683	31,691
Orascom Telecom Holding SAE GDR (b)(c)	1,633	5,960
Orascom Telecom Holding SAE GDR (d)	980	3,577
Orascom Telecom Holding SAE GDR (b)(c)	25,013	91,298

		1,558,507

HONG KONG — 4.6%
Agile Property Holdings, Ltd. (a)	186,000	273,725
Chaoda Modern Agriculture Holdings, Ltd. (a)	184,550	138,407
China Lilang, Ltd. (a)	25,000	38,592
China Merchants Holdings International Co., Ltd. (a)	64,550	254,923
China Mobile, Ltd.	336,500	3,341,776
China Overseas Land & Investment, Ltd. (a)	251,200	464,680
China Power International Development, Ltd. (a)	310,000	63,407
China Resources Enterprise, Ltd.	62,000	254,025
China Resources Land, Ltd. (a)	124,000	226,509
China Resources Power Holdings Co., Ltd.	129,600	234,738

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

China Travel International Investment Hong Kong, Ltd. (a)(b)	310,000	$69,787
China Unicom (Hong Kong), Ltd. (a)	253,668	362,865
China Yurun Food Group, Ltd.	12,000	39,441
Citic Pacific, Ltd.	62,000	161,108
CNOOC, Ltd.	1,018,000	2,414,814
Comba Telecom Systems Holdings, Ltd. (a)	30,800	34,787
COSCO Pacific, Ltd.	124,691	217,184
Digital China Holdings, Ltd.	33,000	61,724
Guangdong Investment, Ltd.	250,000	128,640
GZI Transportation, Ltd.	25,258	14,621
Hengdeli Holdings, Ltd. (a)	744,000	443,128
Ju Teng International Holdings, Ltd.	38,000	18,429
Kingboard Chemical Holdings, Ltd.	46,500	278,450
Kingboard Laminates Holdings, Ltd.	40,000	40,650
Kunlun Energy Co., Ltd. (a)	310,000	480,932
KWG Property Holding, Ltd. (a)	56,000	42,647
Ruinian International, Ltd. (a)	21,000	14,561
Shimao Property Holdings, Ltd. (a)	93,000	140,451
Sino Biopharmaceutical	112,000	41,638
Sino-Ocean Land Holdings, Ltd. (a)	205,500	134,556
Tianneng Power International, Ltd.	28,000	11,634
TPV Technology, Ltd. (a)	66,000	42,112
VODone, Ltd. (a)	98,000	30,256
Wasion Group Holdings, Ltd.	18,000	11,902
Yuexiu Property Co., Ltd. (b)	434,000	116,126

		10,643,225

HUNGARY — 0.6%
FHB Mortgage Bank NyRt (b)	21,220	97,671
MOL Hungarian Oil and Gas NyRt (a)(b)	4,354	436,273
OTP Bank NyRt (a)(b)	17,614	426,165
Richter Gedeon NyRt	1,501	307,819
Tiszai Vegyi Kominat NyRt (b)	2,191	34,847

		1,302,775

INDIA — 9.3%
Adani Enterprises, Ltd.	845	12,246
Ambuja Cements, Ltd.	13,957	44,697
Ambuja Cements, Ltd. GDR	17,217	55,077
Amtek Auto, Ltd.	6,866	20,760
Anant Raj Industries, Ltd.	47,218	112,778
Apollo Hospitals Enterprise, Ltd.	4,225	42,987
Ashok Leyland, Ltd.	12,676	18,129
Aurobindo Pharma, Ltd.	1,374	40,223
Axis Bank, Ltd.	5,239	157,902
Bajaj Holdings & Investment, Ltd.	2,636	51,007
BF Investment, Ltd. (e)	7,339	27,381
BF Utilities, Ltd. (b)	10,846	222,693
Bharat Heavy Electricals, Ltd.	10,962	572,064
Bharti Airtel, Ltd.	107,216	856,002
Biocon, Ltd.	1,901	17,892
Cipla, Ltd.	37,408	308,952
Core Projects & Technologies, Ltd.	8,028	51,527
Coromandel International, Ltd.	2,748	19,359
Dish TV India, Ltd. (b)	9,823	15,619
Dr. Reddy’s Laboratories, Ltd. ADR	11,596	428,588
Era Infra Engineering, Ltd.	2,853	13,753
Fortis Healthcare, Ltd. (b)	3,697	12,112
GAIL India, Ltd.	41,164	471,340
Gammon India, Ltd.	2,535	9,870
Godrej Industries, Ltd.	20,107	86,112
Grasim Industries, Ltd.	401	21,009
Grasim Industries, Ltd. GDR	731	38,268
GTL, Ltd.	1,795	16,681
Gujarat NRE Coke, Ltd.	11,724	17,121
Havells India, Ltd.	1,266	11,227
HCL Technologies, Ltd.	10,522	107,067
HDFC Bank, Ltd.	15,156	793,186
Hero Honda Motors, Ltd.	11,973	532,111
Hindalco Industries, Ltd.	38,132	209,954
Hindustan Construction Co.	12,887	14,136
Hindustan Unilever, Ltd.	95,050	663,214
Housing Development & Infrastructure, Ltd. (b)	10,881	47,354
Housing Development Finance Corp., Ltd.	81,339	1,322,361
ICICI Bank, Ltd. ADR	18,003	911,672
India Infoline, Ltd.	147,306	271,782
Indiabulls Real Estate, Ltd. (b)	15,633	48,247
Indian Hotels Co., Ltd.	51,455	111,333
Infosys Technologies, Ltd. ADR	31,346	2,384,804
Infrastructure Development Finance Co., Ltd.	4,648	19,028
IRB Infrastructure Developers, Ltd.	3,381	16,952
ITC, Ltd.	5,855	22,915
ITC, Ltd. GDR (c)	403	1,573
ITC, Ltd. GDR (c)	5,222	20,381
ITC, Ltd. GDR (c)(d)	44,342	173,191
IVRCL Infrastructures & Projects, Ltd.	13,204	38,063
Jai Corp., Ltd.	46,995	232,531
Jain Irrigation Systems, Ltd.	8,979	42,290
Jaiprakash Associates, Ltd.	48,272	114,378
Jet Airways India, Ltd. (b)	845	14,438
Jindal Steel & Power, Ltd.	4,436	70,615
JSW Steel, Ltd.	951	24,929
Lanco Infratech, Ltd. (b)	26,935	38,281
Larsen & Toubro, Ltd. GDR	12,830	568,497
Mahindra & Mahindra, Ltd. GDR	21,991	386,602
Maruti Suzuki India, Ltd.	9,030	287,974
Mercator Lines, Ltd.	124,711	163,158
Monnet Ispat, Ltd.	4,742	59,743
MRF, Ltd.	106	17,056
Nagarjuna Construction Co., Ltd.	8,873	27,979
Oil & Natural Gas Corp., Ltd.	26,780	773,634
OnMobile Global, Ltd. (b)	1,374	8,851
Opto Circuits India, Ltd.	3,274	19,725
Patni Computer Systems, Ltd.	3,381	35,916
Punj Lloyd, Ltd.	9,612	24,076
Rajesh Exports, Ltd.	5,810	17,119
REI Agro, Ltd.	32,639	19,891
Reliance Capital, Ltd.	4,736	70,667
Reliance Communications, Ltd.	58,278	189,633
Reliance Industries, Ltd. GDR (d)	49,696	2,361,554
Reliance Infrastructure, Ltd.	13,924	263,144
Reliance MediaWorks, Ltd. (b)	43,153	215,693
Rolta India, Ltd.	4,436	15,347
Satyam Computer Services, Ltd. (b)	33,907	50,047
Sesa Goa, Ltd.	19,541	143,777

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Siemens India, Ltd.	12,693	$232,371
Sintex Industries, Ltd.	9,719	39,385
State Bank of India GDR	2,913	377,233
Sun TV Network, Ltd.	4,225	49,866
Suzlon Energy, Ltd. (b)	259,220	316,815
Tata Consultancy Services, Ltd.	25,818	672,082
Tata Motors, Ltd. ADR (a)	15,028	440,922
Tata Power Co., Ltd.	11,501	352,065
Tata Steel, Ltd.	20,185	307,233
Ultratech Cement, Ltd, GDR	324	15,713
Unitech, Ltd.	88,334	130,481
United Breweries Holdings, Ltd.	8,286	56,519
United Breweries, Ltd.	2,957	33,217
United Spirits, Ltd.	1,901	62,253
Wipro, Ltd. ADR (a)	31,467	486,794
Zee Entertainment Enterprises, Ltd.	23,239	76,398

		21,389,592

INDONESIA — 2.5%
Astra International Tbk PT	187,000	1,132,170
Bank Central Asia Tbk PT	1,109,000	787,747
Bank Danamon Indonesia Tbk PT	232,710	147,219
Bank Mandiri Tbk PT	586,000	422,753
Bank Rakyat Indonesia Persero Tbk PT	506,000	589,678
Barito Pacific Tbk PT (b)	528,000	68,564
Bumi Resources Tbk PT	954,500	320,462
Indofood Sukses Makmur Tbk PT	698,500	377,934
Indosat Tbk PT	139,500	83,607
Kalbe Farma Tbk PT	769,500	277,567
Medco Energi Internasional Tbk PT	365,500	136,910
Perusahaan Gas Negara Tbk PT	800,500	393,142
Telekomunikasi Indonesia Tbk PT	403,000	355,588
United Tractors Tbk PT	203,000	536,227

		5,629,568

JORDAN — 0.1%
Arab Bank PLC	12,825	180,731

MALAYSIA — 3.0%
Aeon Co. M Bhd	230,100	454,454
Alliance Financial Group Bhd	248,600	245,093
Berjaya Sports Toto Bhd	121,000	176,585
Bintulu Port Holdings Bhd	105,594	232,180
Bursa Malaysia Bhd	50,893	128,739
Carlsberg Brewery Malay Bhd	369,797	757,943
Dialog Group Bhd	532,508	309,126
Digi.Com Bhd	32,000	255,294
Genting Bhd	194,300	704,483
Genting Malaysia Bhd	25,600	28,145
IGB Corp. Bhd	261,500	176,397
IOI Corp. Bhd	306,860	578,193
KFC Holdings Bhd	506,800	627,850
KNM Group Bhd (b)	155,812	143,508
Malaysian Airline System Bhd (b)	287,200	194,664
Malaysian Resources Corp. Bhd	349,900	225,815
Multi-Purpose Holdings Bhd	185,360	132,851
Naim Holdings Bhd	157,087	171,683
OSK Holdings Bhd	298,950	190,994
OSK Property Holdings Bhd	21,464	4,664
OSK Ventures International Bhd (b)	35,600	4,618
SP Setia Bhd	157,100	303,144
Sunrise Bhd	261,076	264,166
TA Enterprise Bhd	315,800	77,324
TA Global Bhd	127,540	18,199
Tebrau Teguh Bhd (b)	22,400	5,376
UEM Land Holdings Bhd (b)	86,687	68,596
Unisem M Bhd	19,600	14,620
WCT Bhd	290,900	300,947

		6,795,651

MEXICO — 5.4%
Alfa SAB de CV (a)	33,224	333,479
America Movil SAB de CV	1,293,461	3,712,382
Axtel SAB de CV (b)	101,758	58,989
Cemex SAB de CV (b)	562,457	601,036
Coca-Cola Femsa SAB de CV	40,658	336,498
Consorcio ARA SAB de CV	101,109	62,302
Corporacion GEO SAB de CV (b)	42,931	157,676
Desarrolladora Homex SAB de CV (b)	18,875	106,801
Empresas ICA SAB de CV (b)	41,452	105,899
Fomento Economico Mexicano SAB de CV (a)	139,274	779,704
Grupo Aeroportuario del Sureste SAB de CV	40,058	227,312
Grupo Bimbo SAB de CV	49,649	424,476
Grupo Elektra SA de CV	5,903	250,784
Grupo Financiero Banorte SAB de CV	97,360	463,356
Grupo Financiero Inbursa SA	39,018	171,586
Grupo Mexico SAB de CV	290,028	1,195,478
Grupo Modelo SAB de CV	51,710	321,773
Grupo Televisa SA de CV (Series CPO) (b)	118,116	610,020
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	105,259	149,431
Industrias CH SAB, Series B (b)	27,049	105,485
Industrias Penoles SA de CV	9,379	345,382
Kimberly-Clark de Mexico SAB de CV	54,515	333,039
Sare Holding SAB de CV (Class B) (b)	120,224	36,455
Telefonos de Mexico SA de CV (a)	408,278	332,673
TV Azteca SAB de CV	232,601	162,749
Urbi Desarrollos Urbanos SA de CV (b)	45,302	106,552
Wal-Mart de Mexico SAB de CV	357,903	1,024,031

		12,515,348

MOROCCO — 0.5%
Banque Marocaine du Commerce Exterieur	16,462	514,903
Banque Marocaine pour le Commerce et l’Industrie SA (c)	1,447	178,611
Douja Promotion Groupe Addoha SA	10,000	124,634
Holcim Maroc SA	881	280,207

		1,098,355

PERU — 1.1%
Compania de Minas Buenaventura SA	16,765	812,414
Credicorp, Ltd.	6,060	720,595
Southern Copper Corp. (a)	15,754	767,850

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Volcan Compania Minera SAA (Class B)	177,521	$242,893

		2,543,752

PHILIPPINES — 0.6%
Ayala Land, Inc.	809,780	304,245
Banco de Oro Universal Bank, Inc.	139,760	186,623
Bank of the Philippine Islands	258,648	348,328
Filinvest Land, Inc.	3,719,000	111,205
Philippine Long Distance Telephone Co.	6,235	363,483

		1,313,884

POLAND — 1.3%
Asseco Poland SA (c)	4,536	81,372
Asseco Poland SA (b)(c)	317	5,794
Bank BPH SA (b)	1,040	24,993
Bank Pekao SA	8,934	541,280
Bioton SA (b)	205,431	10,430
BRE Bank SA (b)	1,443	148,478
Cersanit SA (b)	15,509	56,431
Getin Holding SA (b)	17,487	68,067
Globe Trade Centre SA (b)	10,968	90,953
Grupa Lotos SA (b)	6,678	82,163
KGHM Polska Miedz SA	9,578	560,847
Orbis SA (b)	4,575	63,489
PBG SA	1,229	88,604
Polimex- Mostostal SA	42,845	58,007
Polski Koncern Naftowy Orlen GDR (b)	13,383	414,928
Powszechna Kasa Oszczednosci Bank Polski SA	28,574	419,260
Telekomunikacja Polska SA	58,621	324,410

		3,039,506

RUSSIA — 9.3%
Comstar United Telesystems GDR (b)	35,390	236,582
Evraz Group SA GDR (b)	4,402	157,900
Gazprom OAO ADR (c)	52,800	1,343,232
Gazprom OAO ADR (a)(c)	221,130	5,583,532
Integra Group Holdings GDR (b)	7,004	24,864
LSR Group GDR (b)	7,103	65,419
Lukoil OAO ADR	53,480	3,021,620
Mechel OJSC ADR (a)	16,661	487,001
MMC Norilsk Nickel OJSC ADR	58,518	1,385,121
Mobile TeleSystems OJSC ADR	51,183	1,068,189
NovaTek OAO GDR	13,107	1,566,286
Novolipet Steel GDR	1,801	85,908
Novorossiysk Commercial Sea Port PJSC GDR	3,902	39,020
Pharmstandard GDR (b)	3,701	105,478
Polymetal JSC GDR (b)	6,503	117,055
Polyus Gold OJSC ADR	11,900	431,375
Rosneft Oil Co. GDR	175,411	1,255,943
Rostelecom OJSC ADR (a)	5,784	177,061
Severstal OAO GDR	29,729	500,934
Sistema JSFC GDR	7,904	197,047
Surgutneftegas OJSC ADR	155,450	1,647,770
Tatneft ADR	18,107	599,342
TMK OAO, GDR (b)	2,701	55,803
VimpelCom, Ltd.	31,406	472,346
VTB Bank OJSC GDR (d)	44,279	291,799
Wimm-Bill-Dann Foods OJSC ADR (a)	10,493	345,954
X5 Retail Group NV, GDR (b)	2,201	101,796

		21,364,377

SOUTH AFRICA — 9.6%
ABSA Group, Ltd.	21,171	448,013
Adcock Ingram Holdings, Ltd.	6,606	59,812
Adcorp Holdings, Ltd.	29,832	124,906
Afgri, Ltd.	157,124	180,500
African Bank Investments, Ltd.	84,751	496,406
African Rainbow Minerals, Ltd.	10,398	330,215
Allied Electronics Corp., Ltd. Preference Shares	36,397	146,617
Anglo Platinum, Ltd. (a)(b)	3,810	399,748
AngloGold Ashanti, Ltd.	15,718	776,664
Aquarius Platinum, Ltd.	26,102	143,851
ArcelorMittal South Africa, Ltd.	12,209	146,196
Aspen Pharmacare Holdings, Ltd. (b)	33,979	472,570
Aveng, Ltd.	35,218	230,235
Avusa, Ltd.	6,102	20,661
Barloworld, Ltd.	15,072	152,639
Bidvest Group, Ltd.	22,092	523,436
Business Connexion Group, Ltd.	129,673	134,264
Cadiz Holdings	84,855	42,968
Coronation Fund Managers, Ltd.	121,207	343,518
Discovery Holdings, Ltd.	19,853	118,294
Eqstra Holdings, Ltd. (b)	19,422	18,935
FirstRand, Ltd.	280,684	827,744
Foschini, Ltd.	19,861	270,187
Freeworld Coatings, Ltd.	17,683	31,673
Gold Fields, Ltd.	45,096	822,065
Grindrod, Ltd.	59,284	169,812
Group Five, Ltd.	16,827	92,837
Harmony Gold Mining Co., Ltd.	14,178	177,875
Impala Platinum Holdings, Ltd.	34,344	1,209,353
Imperial Holdings, Ltd.	11,627	224,043
Investec, Ltd.	12,849	109,073
Invicta Holdings, Ltd.	35,956	236,419
JD Group, Ltd.	12,654	110,937
Kagiso Media, Ltd.	65,970	167,025
Kumba Iron Ore, Ltd. (a)	3,676	235,871
Lewis Group, Ltd.	15,227	187,099
Massmart Holdings, Ltd.	20,237	448,742
Metorex, Ltd. (b)	43,911	34,780
MMI Holdings Ltd.	48,887	122,813
MTN Group, Ltd.	91,352	1,856,106
Murray & Roberts Holdings, Ltd.	31,162	189,212
Mvelaphanda Resources, Ltd. (b)	16,267	122,892
Naspers, Ltd.	26,398	1,547,988
Nedbank Group, Ltd.	24,302	478,822
Netcare, Ltd. (a)(b)	132,575	308,405
Pretoria Portland Cement Co., Ltd.	12,908	68,191
PSG Group, Ltd.	26,270	156,451
Reinet Investments SCA ADR (b)	10,599	18,664
Remgro, Ltd.	27,204	464,451
RMB Holdings, Ltd.	56,996	331,685
Sanlam, Ltd.	128,596	542,705
Sappi, Ltd. (a)(b)	17,903	92,008
Sasol, Ltd.	28,900	1,512,677

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Shoprite Holdings, Ltd.	45,329	$682,770
Standard Bank Group, Ltd.	55,259	898,327
Steinhoff International Holdings, Ltd. (a)(b)	106,513	394,448
Sun International, Ltd. (a)	10,477	167,027
Super Group, Ltd. (b)	82,759	10,383
Telkom SA, Ltd.	16,955	97,387
Tiger Brands, Ltd.	12,376	362,221
Trans Hex Group, Ltd. (b)	1,592	578
Truworths International, Ltd.	39,340	426,061
Wilson Bayly Holmes-Ovcon, Ltd.	14,585	306,438
Woolworths Holdings, Ltd.	80,841	329,193

		22,153,886

TAIWAN — 11.1%
Acer, Inc.	158,758	490,597
Advanced Semiconductor Engineering, Inc.	345,779	400,255
Asustek Computer, Inc.	28,689	272,559
AU Optronics Corp. ADR (a)(b)	69,772	727,024
Cathay Financial Holding Co., Ltd.	257,127	455,935
Chang Hwa Commercial Bank	344,000	305,578
Chimei Innolux Corp. (b)	132,874	183,658
China Development Financial Holding Corp.	752,255	331,538
China Steel Chemical Corp.	241,345	993,308
China Steel Corp.	453,335	520,869
Chinatrust Financial Holding Co., Ltd.	499,324	366,489
Chipbond Technology Corp. (b)	15,000	26,186
Chunghwa Telecom Co., Ltd.	193,322	491,320
CMC Magnetics Corp. (b)	189,000	51,793
Compal Electronics, Inc.	325,774	431,848
Delta Electronics, Inc.	123,340	602,814
Elite Semiconductor Memory Technology, Inc.	98,750	159,523
Epistar Corp.	34,850	127,297
Etron Technology, Inc.	15,140	11,969
Far Eastern New Century Corp.	313,204	530,663
Formosa Chemicals & Fibre Corp.	159,460	537,066
Formosa Epitaxy, Inc.	18,000	28,491
Formosa Plastics Corp.	251,610	841,390
Foxconn Technology Co., Ltd.	69,902	280,505
Fubon Financial Holding Co., Ltd.	362,983	497,979
Giant Manufacturing Co., Ltd.	182,802	746,092
Grape King, Inc.	160,000	251,333
Hon Hai Precision Industry Co., Ltd.	334,271	1,347,104
Hotai Motor Co., Ltd.	93,000	284,520
HTC Corp.	52,856	1,631,554
Hua Nan Financial Holdings Co., Ltd.	334,521	278,801
Lite-On Technology Corp.	160,009	220,066
MediaTek, Inc.	40,329	577,482
Mega Financial Holding Co., Ltd.	203,000	156,306
Mosel Vitelic, Inc. (b)	6,827	3,360
Nan Ya Plastics Corp.	247,690	617,600
National Petroleum Co., Ltd.	345,000	445,501
Neo Solar Power Corp. (b)	15,000	36,630
Novatek Microelectronics Corp.	31,225	100,669
Pan Jit International, Inc. (b)	13,000	17,077
Pegatron Corp. (b)	57,686	83,097
Pou Chen Corp.	234,531	216,782
Powerchip Technology Corp. (b)	260,189	51,758
Powertech Technology, Inc.	61,714	205,315
Precision Silicon Corp. (b)	30,098	33,343
ProMOS Technologies, Inc. (b)	138,950	10,103
Quanta Computer, Inc.	216,664	454,781
Raydium Semiconductor Corp.	12,005	68,349
Shin Kong Financial Holding Co., Ltd. (b)	237,252	113,921
Siliconware Precision Industries Co.	157,578	189,160
SinoPac Financial Holdings Co., Ltd.	499,000	230,191
Solar Applied Materials Technology Corp.	122,733	271,931
Solartech Energy Corp.	8,565	21,298
Taishin Financial Holdings Co., Ltd. (b)	447,832	264,953
Taiwan Cement Corp.	272,533	306,590
Taiwan Semiconductor Manufacturing Co., Ltd.	1,078,000	2,625,075
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	190,268	2,385,961
Taiwan Tea Corp.	98,913	72,260
Tatung Co., Ltd. (b)	382,000	103,241
Tripod Technology Corp.	61,244	249,963
United Microelectronics Corp. ADR (a)	236,465	747,229
Unity Opto Technology Co., Ltd.	14,541	25,934
Visual Photonics Epitaxy Co., Ltd.	112,552	231,616
Wistron Corp.	128,248	261,277

		25,604,877

THAILAND — 1.9%
Advanced Info Service PCL	113,515	317,255
Bangkok Expressway PCL	326,159	213,147
Banpu PCL	12,808	334,805
Electricity Generating PCL (Foreign ownership limit)	73,674	257,841
IRPC PCL	832,158	179,434
Kasikornbank PCL	53,100	221,066
PTT Exploration & Production PCL	101,198	563,983
PTT PCL	68,224	724,222
Siam Commercial Bank PCL	107,402	368,755
Thai Oil PCL	102,495	266,055
The Siam Cement PCL (c)	36,900	417,412
The Siam Cement PCL (c)	300	3,593
Tisco Financial Group PCL	144,453	195,271
TMB Bank PCL (b)	4,165,817	326,135

		4,388,974

TURKEY — 1.9%
Akbank TAS	94,306	525,761
Anadolu Efes Biracilik Ve Malt Sanayii AS	20,275	308,275
Dogan Sirketler Grubu Holdings AS (b)	136,463	99,310
Dogan Yayin Holding AS (b)	53,411	68,022
Eregli Demir ve Celik Fabrikalari TAS (b)	63,750	211,257
Haci Omer Sabanci Holding AS	50,310	235,368
KOC Holding AS	71,897	351,310
Migros Ticaret AS	795	15,187

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Tupras-Turkiye Petrol Rafinerileri AS	11,429	$286,653
Turkcell Iletisim Hizmetleri AS	43,348	297,155
Turkiye Garanti Bankasi AS	202,422	1,028,551
Turkiye Is Bankasi (c)	117,795	420,970
Ulker Biskuvi Sanayi AS	47,888	171,140
Yapi ve Kredi Bankasi AS (b)	75,781	239,308

		4,258,267

UNITED KINGDOM — 0.1%
British American Tobacco PLC	6,761	262,459

TOTAL COMMON STOCKS —
(Cost $184,795,136)		221,675,417

PREFERRED STOCK — 0.0% (f)
MALAYSIA — 0.0% (f)
TA Global Bhd 0.00% (Cost $489)	127,540	14,683

WARRANTS — 0.0% (f)
HONG KONG — 0.0% (f)
Kingboard Chemical Holdings, Ltd. (expiring 10/31/12) (b)	3,450	3,661

MALAYSIA — 0.0% (f)
KFC Holdings Malaysia Bhd (expiring 9/14/15) (b)	19,632	9,996

TOTAL WARRANTS —
(Cost $0)		13,657

SHORT TERM INVESTMENTS — 9.6%
UNITED STATES — 9.6%
MONEY MARKET FUNDS — 9.6%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	16,950,431	16,950,431
State Street Institutional Liquid Reserves Fund 0.18% (h)(i)(j)	5,007,116	5,007,116

TOTAL SHORT TERM INVESTMENTS —
(Cost $21,957,547)		21,957,547

TOTAL INVESTMENTS — 106.1%
(Cost $206,753,172)		243,661,304
OTHER ASSETS & LIABILITIES — (6.1)%		(13,930,758)

NET ASSETS — 100.0%		$229,730,546

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.2% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.
(j)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At December 31, 2010, open futures contracts purchased were as follows:

	Expiration		Aggregate		Unrealized
Futures	Date	Contracts	Face Value	Value	Appreciation

MSCI Taiwan Index Futures	1/28/2011	297	$9,343,829	$9,483,210	$139,381

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

	PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	16.6%
Commercial Banks	14.9
Metals & Mining	11.0
Wireless Telecommunication Services	6.2
Semiconductors & Semiconductor Equipment	3.6
Beverages	2.4
Insurance	2.1
Real Estate Management & Development	1.9
Internet Software & Services	1.9
Food Products	1.8
IT Services	1.8
Diversified Financial Services	1.8
Chemicals	1.7
Industrial Conglomerates	1.7
Construction & Engineering	1.6
Electronic Equipment, Instruments & Components	1.5
Diversified Telecommunication Services	1.5
Automobiles	1.4
Media	1.4
Food & Staples Retailing	1.3
Multiline Retail	1.3
Computers & Peripherals	1.3
Electric Utilities	1.2
Construction Materials	1.2
Hotels, Restaurants & Leisure	1.1
Specialty Retail	1.1
Communications Equipment	1.0
Pharmaceuticals	0.9
Transportation Infrastructure	0.8
Independent Power Producers & Energy Traders	0.8
Household Durables	0.7
Capital Markets	0.7
Electrical Equipment	0.6
Thrifts & Mortgage Finance	0.6
Machinery	0.6
Airlines	0.4
Household Products	0.4
Tobacco	0.4
Marine	0.4
Gas Utilities	0.4
Energy Equipment & Services	0.3
Leisure Equipment & Products	0.3
Personal Products	0.3
Paper & Forest Products	0.3
Textiles, Apparel & Luxury Goods	0.2
Health Care Providers & Services	0.2
Water Utilities	0.2
Trading Companies & Distributors	0.2
Aerospace & Defense	0.1
Distributors	0.1
Road & Rail	0.1
Health Care Equipment & Supplies	0.1
Professional Services	0.1
Software	0.0	***
Building Products	0.0	***
Air Freight & Logistics	0.0	***
Biotechnology	0.0	***
Auto Components	0.0	%***
Short Term Investments	9.6
Other Assets & Liabilities	(6.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for BF Investments, Ltd., which was Level 2 and part of the Independent Power Producers & Energy Traders Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 27.6%
Banco Bradesco SA ADR (a)	1,023,230	$20,761,337
Banco Santander Brazil SA ADS	277,484	3,773,782
Companhia de Bebidas das Americas Preference Shares ADR (a)	392,115	12,167,328
Companhia Energetica de Minas Gerais ADR (a)	214,788	3,563,333
Companhia Siderurgica Nacional SA ADR (a)	426,425	7,108,505
Gerdau SA ADR (a)	340,300	4,760,797
Itau Unibanco Holding SA Preference Shares ADR	1,239,558	29,761,788
Petroleo Brasileiro SA ADR	798,644	30,220,689
Tele Norte Leste Participacoes SA ADR (a)	138,542	2,036,567
Vale SA ADR (a)	707,724	24,466,019

		138,620,145

CHINA — 33.5%
Agricultural Bank of China, Ltd. (a)(b)	9,467,000	4,749,545
Baidu, Inc. ADR (b)	155,102	14,971,996
Bank of China, Ltd. (a)	32,393,254	17,084,940
China Construction Bank Corp. (a)	37,909,610	33,990,465
China Life Insurance Co., Ltd. (a)	3,981,000	16,259,640
China Merchants Bank Co., Ltd. (a)	2,108,436	5,321,505
China Petroleum & Chemical Corp.	8,962,288	8,577,621
China Shenhua Energy Co., Ltd.	1,861,500	7,806,487
China Telecom Corp., Ltd. (a)	7,444,610	3,897,727
Industrial & Commercial Bank of China (a)	29,928,960	22,291,803
PetroChina Co., Ltd. (a)	11,320,171	14,795,230
Ping An Insurance Group Co. of China, Ltd. (a)	876,500	9,798,209
Tencent Holdings, Ltd.	422,500	9,179,761

		168,724,929

HONG KONG — 10.9%
China Mobile, Ltd.	2,768,000	27,488,966
China Overseas Land & Investment, Ltd. (a)	2,074,560	3,837,602
China Unicom (Hong Kong), Ltd. (a)	2,398,000	3,430,275
CNOOC, Ltd. (a)	8,453,221	20,052,021

		54,808,864

INDIA — 8.5%
HDFC Bank, Ltd. ADR (a)	43,153	7,211,298
ICICI Bank, Ltd. ADR	150,697	7,631,296
Infosys Technologies, Ltd. ADR (a)	258,799	19,689,428
Reliance Industries, Ltd. GDR (c)(d)	1,549	73,609
Reliance Industries, Ltd. GDR (c)(d)	170,812	8,116,986

		42,722,617

RUSSIA — 19.2%
Gazprom OAO ADR (c)	12,154	309,198
Gazprom OAO ADR (c)	1,542,736	38,954,084
Lukoil OAO ADR	228,646	12,918,499
MMC Norilsk Nickel OJSC ADR	412,181	9,756,324
Mobile TeleSystems OJSC ADR	259,694	5,419,814
NovaTek OAO GDR	80,564	9,627,398
Rosneft Oil Co. GDR	847,656	6,069,217
Surgutneftegas OJSC ADR	517,555	5,486,083
Tatneft ADR (a)	128,201	4,243,453
VimpelCom, Ltd.	259,905	3,908,971

		96,693,041

TOTAL COMMON STOCKS —
(Cost $431,419,196)		501,569,596

SHORT TERM INVESTMENTS — 12.7%
UNITED STATES — 12.7%
MONEY MARKET FUNDS — 12.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	61,981,470	61,981,470
State Street Institutional Liquid Reserves Fund 0.18% (f)(g)	2,066,313	2,066,313

TOTAL SHORT TERM INVESTMENTS —
(Cost $64,047,783)		64,047,783

TOTAL INVESTMENTS — 112.4%
(Cost $495,466,979)		565,617,379
OTHER ASSETS & LIABILITIES — (12.4)%		(62,571,012)

NET ASSETS — 100.0%		$503,046,367

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.6% of net assets as of December 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	33.2%
Commercial Banks	30.3
Metals & Mining	9.2
Wireless Telecommunication Services	7.3
Insurance	5.2
Internet Software & Services	4.8
IT Services	3.9
Beverages	2.4
Diversified Telecommunication Services	1.9
Real Estate Management & Development	0.8
Electric Utilities	0.7
Short Term Investments	12.7
Other Assets & Liabilities	(12.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
CZECH REPUBLIC — 3.7%
CEZ AS	110,922	$4,643,929
Komercni Banka AS	7,544	1,788,963
Telefonica O2 Czech Republic AS	45,654	931,279
Unipetrol (a)	74,788	787,779

		8,151,950

HUNGARY — 3.9%
Magyar Telekom Telecommunications PLC	442,572	1,100,650
MOL Hungarian Oil and Gas NyRt (a)(b)	22,900	2,294,593
OTP Bank NyRt (a)(b)	128,028	3,097,592
Richter Gedeon NyRt	9,799	2,009,541

		8,502,376

POLAND — 12.8%
Agora SA	67,428	595,668
Asseco Poland SA (c)	32,242	578,391
Asseco Poland SA (a)(c)	2,602	47,558
Bank Pekao SA	48,322	2,927,664
Bank Zachodni WBK SA	14,011	1,019,128
Bioton SA (a)	1,594,023	80,930
BRE Bank SA (a)	7,937	816,683
Cersanit SA (a)	96,334	350,519
Echo Investment SA (a)	199,791	324,594
Getin Holding SA (a)	120,488	468,992
Globe Trade Centre SA (a)	80,442	667,071
ING Bank Slaski SA (a)	3,797	1,148,951
KGHM Polska Miedz SA	54,506	3,191,639
Lubelski Wegiel Bogdanka SA (a)	16,321	607,663
Netia SA (a)	855,322	1,505,415
Orbis SA (a)	29,577	410,451
PBG SA	6,559	472,869
Polimex- Mostostal SA	266,724	361,115
Polska Grupa Energetyczna SA	157,944	1,239,730
Polski Koncern Naftowy Orlen SA (a)	95,459	1,479,809
Powszechna Kasa Oszczednosci Bank Polski SA	233,339	3,423,732
Powszechny Zaklad Ubezpieczen SA	9,364	1,126,742
Tauron Polska Energia SA (a)	606,479	1,348,666
Telekomunikacja Polska SA	471,046	2,606,780
TVN SA	123,261	713,420
Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,135	199,521

		27,713,701

RUSSIA — 61.4%
Comstar United Telesystems GDR (a)	160,557	1,073,324
Evraz Group SA GDR (a)	70,374	2,524,315
Gazprom Neft JSC ADR (c)	1,654	34,651
Gazprom Neft JSC ADR (b)(c)	86,743	1,804,254
Gazprom OAO ADR (c)	23,177	589,623
Gazprom OAO ADR (b)(c)	1,351,021	34,113,280
Integra Group Holdings GDR (a)	247,243	877,713
Lukoil OAO ADR	225,243	12,726,230
Mechel OJSC ADR (b)	55,204	1,613,613
MMC Norilsk Nickel OJSC ADR (b)	451,859	10,695,503
Mobile TeleSystems OJSC ADR (b)	261,579	5,459,154
NovaTek OAO GDR	78,287	9,355,297
Novolipet Steel OJSC GDR	17,862	852,017
Pharmstandard GDR (a)	17,004	484,614
PIK Group GDR (a)	137,672	557,572
Polymetal JSC GDR (a)(c)	1,825	32,850
Polymetal JSC GDR (a)(c)	89,061	1,630,707
Polyus Gold OJSC ADR (c)	79,011	2,864,149
Polyus Gold OJSC ADR (c)	353	12,867
Rosneft Oil Co. GDR	984,431	7,048,526
Rostelecom OJSC ADR (b)	36,550	1,118,876
Sberbank	4,132,485	14,079,376
Severstal OAO GDR (c)	136,691	2,303,243
Sistema JSFC GDR	57,366	1,430,134
Surgutneftegas OJSC ADR	645,388	6,841,113
Tatneft ADR	71,304	2,360,162
Uralkali GDR	89,617	3,290,736
VimpelCom, Ltd.	204,207	3,071,273
VTB Bank OJSC GDR	579,288	3,817,508
X5 Retail Group NV, GDR (a)	16,743	774,364

		133,437,044

TURKEY — 17.7%
Akbank TAS	636,151	3,546,573
Anadolu Anonim Turk Sigorta	693,799	613,104
Anadolu Efes Biracilik Ve Malt Sanayii AS	147,056	2,235,939
Arcelik AS	379,606	1,923,929
Asya Katilim Bankasi AS	208,774	385,262
BIM Birlesik Magazalar AS	36,840	1,256,725
Dogan Sirketler Grubu Holdings AS (a)	714,678	520,104
Dogan Yayin Holding AS (a)	747,365	951,810
Dogus Otomotiv Servis ve Ticaret AS (a)	403,507	1,735,683
Enka Insaat ve Sanayi AS	242,987	909,425
Eregli Demir ve Celik Fabrikalari TAS (a)	421,680	1,397,380
Haci Omer Sabanci Holding AS	336,665	1,575,041
Hurriyet Gazetecilik ve Matbaacilik AS	532,542	629,777
KOC Holding AS	432,903	2,115,289
Tupras-Turkiye Petrol Rafinerileri AS	62,637	1,571,012
Turk Hava Yollari Anonim Ortakligi (a)	647,387	2,271,533
Turk Telekomunikasyon AS	111,189	469,609
Turkcell Iletisim Hizmetleri AS	387,919	2,659,224
Turkiye Garanti Bankasi AS	1,279,693	6,502,404
Turkiye Halk Bankasi AS	85,053	723,973
Turkiye Is Bankasi (c)	540,810	1,932,719
Vestel Elektronik Sanayi (a)	361,592	573,284
Yapi ve Kredi Bankasi AS (a)	599,378	1,892,773

		38,392,572

TOTAL COMMON STOCKS —
(Cost $201,221,446)		216,197,643

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 10.5%
UNITED STATES — 10.5%
MONEY MARKET FUNDS — 10.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	22,549,906	$22,549,906
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	253,712	253,712

TOTAL SHORT TERM INVESTMENTS —
(Cost $22,803,618)		22,803,618

TOTAL INVESTMENTS — 110.0%
(Cost $224,025,064)		239,001,261
OTHER ASSETS & LIABILITIES — (10.0)%		(21,716,785)

NET ASSETS — 100.0%		$217,284,476

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	37.2%
Commercial Banks	21.9
Metals & Mining	12.6
Wireless Telecommunication Services	5.8
Diversified Telecommunication Services	4.1
Electric Utilities	3.3
Chemicals	1.9
Industrial Conglomerates	1.6
Household Durables	1.4
Media	1.3
Pharmaceuticals	1.2
Airlines	1.0
Beverages	1.0
Food & Staples Retailing	0.9
Insurance	0.8
Distributors	0.8
Diversified Financial Services	0.7
Real Estate Management & Development	0.5
Energy Equipment & Services	0.4
Construction & Engineering	0.4
Software	0.3
Hotels, Restaurants & Leisure	0.2
Building Products	0.2
Biotechnology	0.0 ***
Short Term Investments	10.5
Other Assets & Liabilities	(10.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 65.0%
AES Tiete SA Preference Shares	65,927	$953,161
All America Latina Logistica SA	158,868	1,435,554
B2W Companhia Global Do Varejo	40,757	773,401
Banco Bradesco SA ADR (a)	532,711	10,808,706
Banco do Brasil SA	156,054	2,953,745
Banco do Brasil SA, ADR (a)	59,644	1,163,058
Banco Santander Brazil SA ADS	166,112	2,259,123
BM&FBOVESPA SA	532,169	4,209,264
Bradespar SA Preference Shares	91,724	2,393,665
Brasil Telecom SA ADR	21,776	195,549
Brasil Telecom SA Preference Shares ADR (a)	37,951	832,265
Braskem SA Preference Shares ADR	41,717	1,047,097
BRF — Brasil Foods SA	54,994	905,745
BRF — Brasil Foods SA ADR (a)	103,261	1,743,046
Centrais Eletricas Brasileiras SA	12,533	167,912
Centrais Eletricas Brasileiras SA ADR	91,480	1,225,612
Cielo SA	125,397	1,016,018
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (a)	53,877	2,261,756
Companhia de Bebidas das Americas Preference Shares ADR (a)	255,015	7,913,115
Companhia de Concessoes Rodoviarias	57,267	1,617,965
Companhia de Saneamento Basico do Estado de Sao Paulo	53,692	1,377,556
Companhia Energetica de Minas Gerais ADR (a)	136,122	2,258,264
Companhia Energetica de Sao Paulo Preference Shares	80,995	1,317,389
Companhia Paranaense de Energia Preference Shares	44,314	1,107,850
Companhia Siderurgica Nacional SA ADR (a)	246,490	4,108,988
Cosan SA Industria e Comercio	52,500	873,208
Cyrela Brazil Realty SA	109,925	1,446,904
Cyrela Commercial Properties SA Empreendimentos e Participacoes	85,733	748,873
Duratex SA	148,644	1,598,371
Empresa Brasileira de Aeronautica SA	156,801	1,114,610
Fertilizantes Heringer SA	6,369	35,567
Fibria Celulose SA ADR	89,801	1,436,816
Gafisa SA	77,417	561,506
Gerdau SA ADR (a)	151,434	2,118,562
Gerdau SA Preference Shares	29,479	402,584
Gol Linhas Aereas Inteligentes SA Preference Shares	50,277	760,212
Investimentos Itau SA	132,218	1,153,323
Investimentos Itau SA Preference Shares	769,402	6,118,136
Itau Unibanco Holding SA Preference Shares ADR	617,117	14,816,979
JBS SA	243,979	1,053,813
LLX Logistica SA	143,317	408,367
Lojas Americanas SA Preference Shares	216,071	1,992,799
Lojas Renner SA	49,283	1,674,434
Metalurgica Gerdau SA Preference Shares	131,681	2,125,934
MMX Mineracao e Metalicos SA	28,825	195,003
MRV Engenharia e Participacoes SA	4,634	43,576
Natura Cosmeticos SA	62,749	1,802,711
OGX Petroleo e Gas Participacoes SA	198,702	2,394,000
OGX Petroleo e Gas Participacoes SA ADR (a)	156,156	1,876,995
PDG Realty SA Empreendimentos e Participacoes	288,021	1,762,827
Petroleo Brasileiro SA ADR	530,280	18,119,668
Petroleo Brasileiro SA ADR	385,971	14,605,143
Redecard SA	72,662	921,407
Souza Cruz SA	40,997	2,232,361
TAM SA ADR	26,787	651,728
Tele Norte Leste Participacoes SA ADR	68,624	1,008,773
Tele Norte Leste Participacoes SA Preference Shares	4,692	68,656
Tim Participacoes SA ADR	31,857	1,087,598
Tim Participacoes SA Preference Shares	54,586	181,186
Tractebel Energia SA ADR (a)	8,249	132,396
Ultrapar Participacoes SA ADR	24,545	1,586,098
Usinas Siderurgicas de Minas Gerais SA ADR (a)	159,229	1,837,853
Usinas Siderurgicas de Minas Gerais SA Preference Shares	45,471	524,834
Vale SA ADR (a)	383,493	13,257,353
Vale SA ADR Preference Shares (a)	577,826	17,461,902
Vivo Participacoes SA Preference Shares	57,078	1,832,685

		180,071,555

CHILE — 10.2%
Almendral SA	5,234,945	679,049
Antarchile SA	80,971	1,834,155
Banco de Chile ADR (a)	12,887	1,138,953
Banco de Credito e Inversiones	30,719	2,153,842
Banco Santander Chile ADR (a)	6,264	585,496
CAP SA	40,603	2,163,989
Cencosud SA ADR (b)	21,597	2,547,126
Companhia General de Electricidad	217,811	1,405,683
Empresa Nacional de Electricidad SA ADR	39,499	2,220,239
Empresas CMPC SA	41,180	2,195,621
Empresas COPEC SA	153,259	2,980,355
Enersis SA ADR	81,922	1,902,229
Lan Airlines SA ADR (a)	55,406	1,705,397
SACI Falabella	334,342	3,743,887
Sociedad Quimica y Minera de Chile SA ADR (a)	15,235	890,029

		28,146,050

MEXICO — 19.9%
Alfa SAB de CV	154,161	1,547,359
America Movil SAB de CV	5,417,232	15,548,079
Cemex SAB de CV	2,517,486	2,690,163
Corporacion GEO SAB de CV	204,978	752,838
Desarrolladora Homex SAB de CV	101,012	571,560

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Empresas ICA SAB de CV	183,744	$469,416
Fomento Economico Mexicano SAB de CV	739,747	4,141,360
Grupo Aeroportuario del Sureste SAB de CV	216,164	1,226,635
Grupo Bimbo SAB de CV	240,942	2,059,943
Grupo Carso SA de CV	238,134	1,515,802
Grupo Financiero Banorte SAB de CV	524,494	2,496,173
Grupo Financiero Inbursa SA	387,062	1,702,144
Grupo Mexico SAB de CV	1,151,673	4,747,126
Grupo Modelo SAB de CV	271,136	1,687,181
Grupo Televisa SA de CV (Series CPO)	471,121	2,433,145
Grupo Televisa SA de CV ADR	3,758	97,445
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV	596,354	846,616
Kimberly-Clark de Mexico SAB de CV	328,466	2,006,641
Telefonos de Mexico SA de CV	2,263,346	1,844,221
TV Azteca SAB de CV	1,070,775	749,213
Urbi Desarrollos Urbanos SA de CV	247,934	583,149
Wal-Mart de Mexico SAB de CV	1,863,509	5,331,866

		55,048,075

PERU — 4.3%
Compania de Minas Buenaventura SA ADR, Series B	71,740	3,512,390
Compania Minera Milpo SA	278,774	754,920
Credicorp, Ltd.	22,579	2,684,869
Minsur SA	284,022	1,131,433
Southern Copper Corp. (a)	60,534	2,950,427
Volcan Compania Minera SAA (Class B)	605,126	827,965

		11,862,004

TOTAL COMMON STOCKS —
(Cost $243,673,227)		275,127,684

SHORT TERM INVESTMENTS — 10.9%
UNITED STATES — 10.9%
MONEY MARKET FUNDS — 10.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	29,763,073	29,763,073
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	527,823	527,823

TOTAL SHORT TERM INVESTMENTS —
(Cost $30,290,896)		30,290,896

TOTAL INVESTMENTS — 110.3% (f)
(Cost $273,964,123)		305,418,580
OTHER ASSETS & LIABILITIES — (10.3)%		(28,634,196)

NET ASSETS — 100.0%		$276,784,384

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.9% of net assets as of December 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt
ADS = American Depositary Shares

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	21.9%
Commercial Banks	17.6
Oil, Gas & Consumable Fuels	13.3
Wireless Telecommunication Services	6.7
Beverages	5.0
Food & Staples Retailing	3.7
Electric Utilities	2.9
Industrial Conglomerates	2.8
Multiline Retail	2.7
Food Products	2.4
Household Durables	2.1
Paper & Forest Products	1.9
Diversified Telecommunication Services	1.7
Independent Power Producers & Energy Traders	1.7
Diversified Financial Services	1.5
Media	1.2
Transportation Infrastructure	1.2
Airlines	1.1
Unknown	1.1
Construction Materials	1.0
Tobacco	0.8
Household Products	0.7
Chemicals	0.7
IT Services	0.7
Personal Products	0.6
Road & Rail	0.5
Water Utilities	0.5
Construction & Engineering	0.5
Aerospace & Defense	0.4
Internet & Catalog Retail	0.3
Real Estate Management & Development	0.3
Short Term Investments	10.9
Other Assets & Liabilities	(10.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
EGYPT — 6.0%
Arab Cotton Ginning	62,013	$46,897
Commercial International Bank Egypt SAE	330,153	2,692,979
Eastern Tobacco	36,174	747,783
Egyptian Co. for Mobile Services	13,519	382,165
Egyptian Financial Group-Hermes Holding	111,078	643,123
Egyptian International Pharmaceutical Industrial Co.	16,868	108,821
Egyptian Kuwait Holding Co.	229,838	388,426
ElSwedy Electric Co. (a)	27,273	251,823
Ezz Steel (a)	95,005	322,412
Juhayna Food Industries (a)	137,422	142,038
Maridive & Oil Services SAE	54,945	196,154
Orascom Construction Industries	39,724	1,969,435
Orascom Telecom Holding SAE GDR (a)	205,133	748,735
Palm Hills Developments SAE (a)	166,693	180,333
Sidi Kerir Petrochemicals Co.	103,626	254,379
Six of October Development & Investment Co. (a)	17,750	325,034
Suez Cement Co.	54,343	355,734
Talaat Moustafa Group (a)	472,793	700,434
Telecom Egypt	168,991	528,079

		10,984,784

MOROCCO — 4.9%
Attijariwafa Bank	66,409	3,239,095
Banque Centrale Populaire	19,941	1,003,687
Banque Marocaine du Commerce Exterieur	82,985	2,595,628
Banque Marocaine pour le Commerce et l’Industrie SA	5,425	669,637
Ciments du Maroc	6,688	961,789
Douja Promotion Groupe Addoha SA	34,481	429,749

		8,899,585

SOUTH AFRICA — 89.0%
ABSA Group, Ltd.	113,203	2,395,559
Acucap Properties, Ltd.	50,631	267,858
Adcock Ingram Holdings, Ltd.	81,307	736,166
Adcorp Holdings, Ltd.	26,606	111,399
Afgri, Ltd.	185,983	213,652
African Bank Investments, Ltd.	344,908	2,020,207
African Oxygen, Ltd.	50,888	158,839
African Rainbow Minerals, Ltd.	45,887	1,457,259
Allied Electronics Corp., Ltd. Preference Shares	101,905	410,500
Allied Technologies, Ltd.	24,281	241,314
Anglo Platinum, Ltd. (a)(b)	23,575	2,473,509
AngloGold Ashanti, Ltd.	172,577	8,527,441
Aquarius Platinum, Ltd.	176,353	971,897
ArcelorMittal South Africa, Ltd.	63,670	762,414
Aspen Pharmacare Holdings, Ltd. (a)	198,346	2,758,541
Assore, Ltd.	24,750	707,137
Astral Foods, Ltd.	20,018	388,817
Aveng, Ltd.	186,385	1,218,479
AVI, Ltd.	123,086	560,755
Avusa, Ltd.	88,075	298,210
Barloworld, Ltd.	106,782	1,081,418
Basil Read Holdings, Ltd. (b)	69,227	127,660
Bidvest Group, Ltd.	134,892	3,196,058
Blue Label Telecoms, Ltd.	123,345	131,255
Business Connexion Group, Ltd.	143,750	148,840
Capital Property Fund (b)	198,641	246,509
Cipla Medpro South Africa, Ltd.	187,017	202,119
City Lodge Hotels, Ltd.	12,656	154,954
Clicks Group, Ltd.	145,945	956,091
Coronation Fund Managers, Ltd.	93,251	264,287
DataTec, Ltd.	137,731	693,261
Discovery Holdings, Ltd.	171,008	1,018,953
Distribution and Warehousing Network, Ltd. (a)	71,165	94,015
DRDGOLD, Ltd.	226,022	116,158
Emira Property Fund	106,554	222,747
Eqstra Holdings, Ltd. (a)	186,128	181,465
Esorfranki, Ltd.	202,904	64,407
Evraz Highveld Steel and Vanadium, Ltd. (a)(b)	10,979	138,570
Exxaro Resources, Ltd.	85,616	1,763,114
FirstRand, Ltd.	1,768,556	5,215,513
Foschini, Ltd.	90,507	1,231,248
Fountainhead Property Trust	828,562	876,686
Freeworld Coatings, Ltd.	166,194	297,683
Gold Fields, Ltd.	335,330	6,112,806
Gold Reef Resorts, Ltd.	96,221	284,340
Grindrod, Ltd.	235,197	673,693
Group Five, Ltd.	50,888	280,756
Growthpoint Properties, Ltd.	559,665	1,550,642
Harmony Gold Mining Co., Ltd.	177,318	2,224,599
Hudaco Industries, Ltd.	11,625	145,845
Hyprop Investments, Ltd.	112,198	966,676
Illovo Sugar, Ltd. (b)	93,509	390,107
Impala Platinum Holdings, Ltd.	230,464	8,115,315
Imperial Holdings, Ltd.	74,531	1,436,150
Investec, Ltd.	82,259	698,283
JD Group, Ltd.	68,562	601,080
JSE, Ltd.	36,293	433,382
Kumba Iron Ore, Ltd. (b)	37,946	2,434,807
Lewis Group, Ltd.	41,200	506,239
Liberty Holdings, Ltd.	51,017	559,080
Life Healthcare Group Holdings, Ltd.	388,759	872,625
Massmart Holdings, Ltd.	89,948	1,994,539
Medi-Clinic Corp., Ltd.	131,222	579,176
Merafe Resources, Ltd.	782,554	196,356
Metorex, Ltd. (a)	333,597	264,225
MMI Holdings Ltd.	492,751	1,237,883
Mondi, Ltd.	75,556	614,430
Mr. Price Group, Ltd.	127,864	1,285,260
MTN Group, Ltd.	556,441	11,305,868
Murray & Roberts Holdings, Ltd.	135,867	824,967
Mvelaphanda Resources, Ltd. (a)	84,728	640,095
Nampak, Ltd.	276,523	960,093
Naspers, Ltd.	191,460	11,227,284
Nedbank Group, Ltd.	163,636	3,224,117
Netcare, Ltd. (a)(b)	606,060	1,409,857
Northam Platinum, Ltd. (b)	70,779	484,645
Omnia Holdings, Ltd. (a)	23,120	268,812
Petmin, Ltd.	270,839	118,722
Pick n Pay Stores, Ltd. (b)	156,770	1,146,910
Pick’n Pay Holdings, Ltd.	111,332	346,663

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Pioneer Foods, Ltd.	42,363	$350,584
Pretoria Portland Cement Co., Ltd.	265,132	1,400,652
Raubex Group, Ltd. (b)	64,320	227,015
Redefine Properties, Ltd.	1,223,104	1,477,172
Remgro, Ltd.	176,633	3,015,637
Resilient Property Income Fund, Ltd.	107,974	529,608
Reunert, Ltd. (b)	82,786	838,403
RMB Holdings, Ltd.	305,608	1,778,469
SA Corporate Real Estate Fund	895,307	428,995
Sanlam, Ltd.	695,120	2,933,568
Sappi, Ltd. (a)(b)	258,909	1,330,598
Sasol, Ltd.	219,571	11,492,733
Shoprite Holdings, Ltd.	218,820	3,295,985
Simmer & Jack Mines, Ltd. (a)	439,777	63,151
Standard Bank Group, Ltd.	451,334	7,337,183
Steinhoff International Holdings, Ltd. (a)(b)	606,223	2,245,016
Sun International, Ltd. (b)	38,779	618,225
Super Group, Ltd. (a)	1,341,928	168,356
Telkom SA, Ltd.	101,729	584,318
The Spar Group, Ltd.	82,402	1,218,016
Tiger Brands, Ltd.	73,363	2,147,191
Tongaat Hulett, Ltd. (a)	40,685	667,244
Truworths International, Ltd.	207,526	2,247,551
Vodacom Group (Pty), Ltd.	124,636	1,440,828
Wilson Bayly Holmes-Ovcon, Ltd.	38,111	800,730
Woolworths Holdings, Ltd.	386,370	1,573,338

		161,729,857

TOTAL COMMON STOCKS —
(Cost $155,253,858)		181,614,226

SHORT TERM INVESTMENTS — 2.9%
UNITED STATES — 2.9%
MONEY MARKET FUNDS — 2.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,187,176	5,187,176
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	14,059	14,059

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,201,235)		5,201,235

TOTAL INVESTMENTS — 102.8%
(Cost $160,455,093)		186,815,461
OTHER ASSETS & LIABILITIES — (2.8)%		(5,118,463)

NET ASSETS — 100.0%		$181,696,998

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	20.9%
Commercial Banks	12.7
Wireless Telecommunication Services	7.8
Diversified Financial Services	6.9
Media	6.3
Oil, Gas & Consumable Fuels	6.3
Food & Staples Retailing	4.4
Real Estate Management & Development	4.0
Specialty Retail	3.3
Insurance	3.2
Construction & Engineering	3.0
Food Products	2.7
Industrial Conglomerates	2.4
Pharmaceuticals	2.1
Health Care Providers & Services	1.6
Construction Materials	1.5
Multiline Retail	1.4
Household Durables	1.2
Capital Markets	1.1
Paper & Forest Products	1.1
Distributors	0.8
Trading Companies & Distributors	0.7
Diversified Telecommunication Services	0.6
Hotels, Restaurants & Leisure	0.6
Chemicals	0.5
Containers & Packaging	0.5
Real Estate Investment Trusts	0.5
Tobacco	0.4
Electronic Equipment, Instruments & Components	0.4
Marine	0.4
Electrical Equipment	0.1
Energy Equipment & Services	0.1
IT Services	0.1
Auto Components	0.1
Commercial Services & Supplies	0.1
Professional Services	0.1
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investments	2.9
Other Assets & Liabilities	(2.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 7.7%
Abacus Property Group	63,926	$150,058
Alumina, Ltd.	55,321	140,633
Amcor, Ltd.	11,259	77,902
AMP, Ltd. (a)	21,692	117,625
Ansell, Ltd.	13,982	181,733
APA Group	4,467	18,544
Aristocrat Leisure, Ltd. (a)	20,182	61,856
Australia & New Zealand Banking Group, Ltd.	17,493	418,694
BHP Billiton, Ltd.	28,428	1,318,591
Billabong International, Ltd. (a)	11,501	96,081
BlueScope Steel, Ltd.	27,134	62,581
Brambles, Ltd.	18,804	137,238
Bunnings Warehouse Property Trust	3,100	5,561
Commonwealth Bank of Australia	11,319	589,061
Computershare, Ltd.	11,387	125,827
ConnectEast Group	217,039	94,552
CSL, Ltd.	6,635	246,816
CSR, Ltd. (a)	56,709	97,658
DUET Group (a)	80,985	139,878
Envestra, Ltd.	265,185	142,710
Foster’s Group, Ltd.	22,667	131,974
GWA International, Ltd.	46,019	144,817
Harvey Norman Holdings, Ltd. (a)	34,335	103,474
Hills Industries, Ltd. (a)	39,447	75,412
Insurance Australia Group, Ltd.	25,923	103,101
Lend Lease Group	14,613	129,269
Macquarie Group, Ltd.	3,668	139,153
MAp Group	37,270	114,229
National Australia Bank, Ltd.	13,721	333,334
Newcrest Mining, Ltd.	9,494	393,555
Origin Energy, Ltd.	10,576	180,610
OZ Minerals, Ltd.	69,670	122,834
Perpetual, Ltd. (a)	2,883	92,232
QBE Insurance Group, Ltd.	8,978	167,033
Rio Tinto, Ltd. (a)	4,126	361,483
Santos, Ltd.	10,389	140,038
Sonic Healthcare, Ltd. (a)	10,503	124,887
Suncorp Group, Ltd. (b)	15,767	139,154
Tatts Group, Ltd.	47,474	125,551
Toll Holdings, Ltd.	11,399	66,952
Wesfarmers, Ltd.	10,523	345,171
Westfield Group	13,853	136,036
Westfield Retail Trust (b)	13,853	36,494
Westpac Banking Corp.	18,128	412,709
Woodside Petroleum, Ltd.	6,187	269,915
Woolworths, Ltd.	12,634	349,274
WorleyParsons, Ltd.	3,397	93,111

		9,055,401

AUSTRIA — 0.3%
Erste Group Bank AG	2,254	106,258
OMV AG	2,400	100,133
Voestalpine AG	2,547	121,814

		328,205

BELGIUM — 0.9%
Ageas	31,737	72,807
Ageas VVPR Strip (b)	592	1
Anheuser-Busch InBev NV	6,079	349,046
Bekaert NV	280	32,267
Delhaize Group	1,724	127,830
Dexia SA (a)(b)	11,731	40,918
Gimv NV	1,902	104,285
KBC Groep NV (b)	1,841	62,980
UCB SA (a)	2,317	79,792
Umicore	3,378	176,376

		1,046,302

CANADA — 8.9%
AGF Management, Ltd.	4,552	89,285
Agnico-Eagle Mines, Ltd.	1,925	148,397
Agrium, Inc.	2,574	237,026
Bank of Montreal	4,121	238,389
Bank of Nova Scotia	6,141	352,892
Barrick Gold Corp.	8,233	440,132
Bombardier, Inc. (Class B)	20,250	102,101
Brookfield Asset Management, Inc. (Class A)	4,962	165,791
Cameco Corp.	5,422	219,903
Canadian Imperial Bank of Commerce (a)	3,037	239,408
Canadian National Railway Co.	4,733	316,041
Canadian Natural Resources, Ltd.	10,361	462,447
Canadian Oil Sands Trust	4,734	126,015
Canadian Pacific Railway, Ltd. (a)	2,430	158,030
Canadian Western Bank	5,756	164,283
Cenovus Energy, Inc. (a)	5,254	175,971
CGI Group, Inc. (Class A) (b)	10,132	175,384
Crescent Point Energy Corp. (a)	4,859	216,091
EnCana Corp.	6,443	188,625
Fairfax Financial Holdings, Ltd.	294	121,011
First Quantum Minerals, Ltd. (a)	1,196	129,993
Gildan Activewear, Inc. (a)(b)	3,424	97,691
Goldcorp, Inc. (a)	6,857	316,610
Husky Energy, Inc. (a)	4,722	126,170
IAMGOLD Corp.	5,772	103,108
Imperial Oil, Ltd.	4,112	167,931
Kinross Gold Corp. (a)	7,493	142,598
Magna International, Inc. (Class A)	3,864	201,862
Manulife Financial Corp. (a)	14,194	244,983
Nexen, Inc. (a)	6,750	154,884
Nordion, Inc. (b)	7,535	85,538
Potash Corp. of Saskatchewan, Inc.	2,866	445,483
Research In Motion, Ltd. (b)	4,416	258,076
Richelieu Hardware, Ltd.	6,485	199,448
Rogers Communications, Inc. (Class B) (a)	5,143	179,085
Royal Bank of Canada (a)	9,669	509,115
Russel Metals, Inc.	6,367	146,736
Shaw Communications, Inc. (a)	5,567	119,615
Sherritt International Corp.	11,121	94,797
Sino-Forest Corp. (a)(b)	3,848	90,193
Sun Life Financial, Inc. (a)	5,279	159,966
Suncor Energy, Inc.	14,864	572,630
Talisman Energy, Inc.	11,756	261,705
Teck Resources, Ltd. (Class B)	5,482	340,898
TELUS Corp. (Non-Voting) (a)	2,542	110,644
TMX Group, Inc.	2,810	104,521
Toronto-Dominion Bank (a)	6,106	456,268
TransCanada Corp. (a)	6,054	231,461

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Yamana Gold, Inc.	9,178	$117,952

		10,507,183

CHINA — 0.7%
Chong Hing Bank, Ltd.	50,000	137,323
Dah Sing Banking Group, Ltd.	87,717	148,947
Dah Sing Financial Holdings, Ltd.	13,468	88,099
Hongkong Land Holdings, Ltd. (a)	26,000	187,720
Sino Land Co., Ltd.	57,557	107,656
Transport International Holdings, Ltd.	42,800	140,122

		809,867

DENMARK — 1.1%
A P Moller — Maersk A/S	23	209,138
Danske Bank A/S (b)	5,130	132,063
DSV A/S	6,241	138,530
FLSmidth & Co. A/S (a)	1,606	153,810
GN Store Nord A/S (b)	14,703	134,594
Novo-Nordisk A/S (Class B)	3,800	430,291
SimCorp A/S	458	73,793
Vestas Wind Systems A/S (b)	2,185	69,269

		1,341,488

FINLAND — 1.9%
Amer Sports Oyj (Class A)	10,225	143,072
Elisa Oyj	3,787	82,659
Fortum OYJ	3,072	92,852
Kemira Oyj	5,018	78,763
Kesko Oyj (Class B)	2,415	113,168
Kone Oyj (Class B)	3,310	184,726
Konecranes OYJ	2,931	121,462
Lassila & Tikanoja Oyj	5,052	99,833
Metso Oyj	2,508	140,641
Neste Oil Oyj (a)	3,979	63,789
Nokia OYJ	29,714	308,538
Pohjola Bank PLC	6,224	74,898
Sampo Oyj (Class A)	4,157	111,815
Sanoma Oyj (a)	4,186	91,087
Stockmann Oyj Abp (Class B)	2,685	101,938
Stora Enso OYJ	8,163	84,159
Tikkurila Oy (b)	1,253	27,753
UPM-Kymmene OYJ	5,946	105,454
Wartsila Oyj	1,795	137,502
YIT Oyj	3,690	92,324

		2,256,433

FRANCE — 7.5%
Accor SA	2,319	103,598
Air Liquide SA	1,848	234,630
Alcatel-Lucent (a)(b)	27,122	79,320
Alstom SA	2,097	100,742
AXA SA	15,109	252,355
BNP Paribas	6,700	427,937
Bourbon SA (a)	1,856	86,425
Bouygues SA	2,571	111,252
Cap Gemini SA	1,944	91,097
Carrefour SA	5,265	217,902
Casino Guichard-Perrachon SA	1,084	106,087
Compagnie de Saint-Gobain	4,183	216,051
Compagnie Generale de Geophysique-Veritas (b)	3,010	91,967
Compagnie Generale des Etablissements Michelin	1,826	131,547
Credit Agricole SA	8,239	105,048
Danone	5,474	345,298
Edenred (b)	2,319	55,112
EDF SA	2,077	85,529
Essilor International SA	2,867	185,292
France Telecom SA	14,196	297,001
GDF Suez	10,261	369,608
Guyenne et Gascogne SA	1,109	120,302
Hermes International (a)	1,016	213,653
L’Oreal SA	1,991	221,909
Lafarge SA	1,591	100,146
Lagardere SCA	2,113	87,394
LVMH Moet Hennessy Louis Vuitton SA	1,698	280,416
Nexans SA	1,156	91,282
Pernod — Ricard SA (a)	2,144	202,375
Peugeot SA (b)	2,050	78,133
PPR	926	147,831
Publicis Groupe SA	2,723	142,469
Renault SA (b)	1,862	108,662
Sanofi-Aventis SA	7,970	511,620
Schneider Electric SA	2,297	345,133
Societe Generale	5,141	277,394
Sodexo	1,575	108,964
Technip SA	1,660	153,884
Total SA	17,696	941,294
Unibail-Rodamco SE	661	131,241
Valeo SA (b)	1,982	112,912
Vallourec SA	1,379	145,410
Veolia Environnement SA	4,563	133,877
Vinci SA	4,424	241,437
Vivendi SA	8,305	225,060

		8,816,596

GERMANY — 7.0%
Adidas AG	2,634	172,760
Allianz SE	3,560	424,723
BASF SE	6,916	553,906
Bayer AG	6,361	471,908
Bayerische Motoren Werke AG	2,989	235,982
Bilfinger Berger AG	1,426	120,905
Commerzbank AG (a)(b)	9,510	70,859
Daimler AG (b)	8,163	555,548
Deutsche Bank AG	7,350	385,542
Deutsche Boerse AG	1,991	138,359
Deutsche Post AG	8,099	137,988
Deutsche Telekom AG	22,961	297,406
E.ON AG	13,817	425,128
Fresenius Medical Care AG & Co. KGaA	2,368	137,333
Fresenius SE Preferenece Shares	1,600	137,525
GEA Group AG	4,593	133,278
Henkel AG & Co. KGaA Preference Shares	3,046	190,159
Hochtief AG	1,180	100,586
Infineon Technologies AG (b)	17,695	165,293
K+S AG	1,814	137,156
Lanxess AG	2,456	194,726
Linde AG	1,234	187,979
MAN SE	1,390	165,945
Merck KGaA	1,096	88,000

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Muenchener Rueckversicherungs- Gesellschaft AG	1,772	$269,697
Porsche Automobil Holding SE Preference Shares	1,018	81,478
Puma AG Rudolf Dassler Sport	272	90,496
Rheinmetall AG	1,651	133,271
RWE AG	3,584	239,877
Salzgitter AG	705	54,638
SAP AG	7,520	384,370
Siemens AG	6,989	869,164
ThyssenKrupp AG	3,538	147,067
Volkswagen AG (a)	771	109,536
Volkswagen AG Preference Shares	1,231	200,486
Wincor Nixdorf AG	1,524	124,736

		8,333,810

GREECE — 0.1%
Hellenic Telecommunications Organization SA ADR (a)	15,720	62,880
National Bank of Greece SA ADR (a)(b)	43,666	73,359

		136,239

HONG KONG — 2.5%
Bank of East Asia, Ltd.	34,175	143,098
CLP Holdings, Ltd.	19,500	158,285
Esprit Holdings, Ltd.	21,170	100,762
Giordano International, Ltd.	318,000	185,311
Hang Lung Group, Ltd.	27,000	177,484
Hang Lung Properties, Ltd.	40,000	187,042
Hong Kong Exchanges and Clearing, Ltd.	12,800	290,294
Hopewell Holdings	27,500	86,317
Hysan Development Co., Ltd.	47,343	222,901
Li & Fung, Ltd.	46,000	266,876
New World Development Co., Ltd. (a)	68,551	128,748
Pacific Basin Shipping, Ltd.	117,000	77,813
Sun Hung Kai Properties, Ltd.	12,000	199,289
Swire Pacific, Ltd.	15,500	254,823
The Link REIT	54,449	169,154
Wheelock & Co., Ltd.	45,000	182,057
Wing Hang Bank, Ltd.	9,500	131,373

		2,961,627

IRELAND — 0.6%
Anglo Irish Bank Corp. PLC (b)(c)	5,635	0
C&C Group PLC	68	309
CRH PLC	6,817	141,753
DCC PLC	4,910	155,453
Grafton Group PLC	16,481	76,280
Kingspan Group PLC	10,161	102,100
United Drug PLC	29,124	82,050
Willis Group Holdings PLC (a)	3,251	112,582

		670,527

ISRAEL — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	14,643	763,340

ITALY — 2.3%
Assicurazioni Generali SpA	9,731	185,506
Atlantia SpA	4,973	101,874
Banca Piccolo Credito Valtellinese Scarl (a)	10,296	45,513
Banca Popolare dell’Etruria e del Lazio Scrl (b)	16,098	66,193
Banca Popolare di Milano Scarl	10,897	38,301
Banco Popolare Societa Cooperativa Scarl (a)	10,615	48,275
Davide Campari-Milano SpA	25,571	167,064
Enel SpA	30,041	150,728
ENI SpA	19,330	423,732
Fiat SpA	9,061	187,564
Finmeccanica SpA	5,277	60,210
Intesa Sanpaolo SpA	82,641	225,060
Parmalat SpA	40,747	112,062
Pirelli & C. SpA	13,158	106,795
Prelios SpA (a)(b)	12,580	7,527
Saipem SpA	4,165	205,846
Societa Cattolica di Assicurazioni Scrl	2,959	75,503
Telecom Italia SpA	121,417	157,512
UBI Banca ScpA	7,845	68,935
UniCredit SpA	140,802	292,406

		2,726,606

JAPAN — 18.4%
Advantest Corp. (a)	4,100	92,864
Aeon Co., Ltd. (a)	9,020	112,993
Aoyama Trading Co., Ltd.	7,100	128,335
Asahi Breweries, Ltd. (a)	8,336	161,673
Asahi Kasei Corp.	22,550	147,358
Astellas Pharma, Inc. (a)	4,510	172,103
Bridgestone Corp. (a)	6,765	130,871
Canon, Inc. (a)	8,816	457,621
Casio Computer Co., Ltd. (a)	11,500	92,873
Central Japan Railway Co.	23	192,836
Chubu Electric Power Co., Inc.	6,765	166,487
Chugai Pharmaceutical Co., Ltd. (a)	4,780	87,815
Chuo Mitsui Trust Holdings, Inc.	22,550	93,698
Credit Saison Co., Ltd.	7,100	116,867
Daiichi Sankyo Co., Ltd.	6,765	148,220
Daikin Industries, Ltd.	4,510	160,148
Daito Trust Construction Co., Ltd.	2,255	154,587
Daiwa Securities Group, Inc. (a)	22,550	116,218
Denso Corp.	4,510	155,811
East Japan Railway Co.	2,400	156,242
Eisai Co., Ltd. (a)	2,351	85,222
FANUC Corp.	2,255	346,709
Fast Retailing Co., Ltd.	1,000	159,423
FUJIFILM Holdings Corp.	4,510	163,262
Fujitsu, Ltd.	26,513	184,697
Fukuoka Financial Group, Inc.	22,550	98,146
Furukawa Electric Co., Ltd. (a)	21,550	96,982
Hankyu Hanshin Holdings, Inc.	23,513	109,295
Hitachi, Ltd.	40,475	216,086
Honda Motor Co., Ltd. (a)	10,875	431,085
Hoya Corp.	6,106	148,462
Ibiden Co., Ltd. (a)	2,700	85,289
Isuzu Motors, Ltd.	29,000	131,940
ITOCHU Corp.	22,550	228,544
Japan Digital Laboratory Co., Ltd.	13,720	156,307
Japan Tobacco, Inc.	42	155,613
JFE Holdings, Inc.	4,510	157,256
JSR Corp.	4,600	85,926

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

JX Holdings, Inc.	45,700	$310,470
Kajima Corp.	38,475	102,467
KDDI Corp.	23	133,000
Kintetsu Corp. (a)	39,101	122,454
Kirin Holdings Co., Ltd. (a)	7,000	98,305
Kiyo Holdings, Inc.	67,651	94,255
Komatsu, Ltd.	8,720	264,164
Konica Minolta Holdings, Inc.	11,275	117,331
Kubota Corp.	18,550	175,883
Kurita Water Industries, Ltd.	3,010	94,933
Kyocera Corp.	2,255	230,491
Marubeni Corp.	24,550	172,838
Medipal Holdings Corp.	7,299	80,545
MISUMI Group, Inc. (a)	6,957	173,528
Mitsubishi Corp.	12,938	350,629
Mitsubishi Electric Corp.	22,550	236,886
Mitsubishi Estate Co., Ltd.	7,925	147,156
Mitsubishi Heavy Industries, Ltd.	45,101	169,605
Mitsubishi Motors Corp. (a)(b)	66,613	96,916
Mitsubishi UFJ Financial Group, Inc.	86,824	469,955
Mitsui & Co., Ltd.	19,526	322,845
Mitsui Chemicals, Inc.	22,550	80,908
Mitsui OSK Lines, Ltd.	19,550	133,539
Mizuho Financial Group, Inc.	110,500	208,452
MS&AD Insurance Group Holdings, Inc.	4,799	120,411
Murata Manufacturing Co., Ltd.	2,300	161,359
NGK Insulators, Ltd. (a)	3,000	49,011
Nidec Corp.	2,300	232,822
Nikon Corp. (a)	4,200	85,289
Nintendo Co., Ltd.	300	88,145
Nippon Steel Corp.	45,101	162,376
Nippon Telegraph & Telephone Corp.	2,600	117,810
Nippon Yusen KK	22,550	100,092
Nissan Motor Co., Ltd.	17,941	170,993
Nitto Denko Corp.	3,800	179,212
NKSJ Holdings, Inc. (b)	20,000	147,463
Nomura Holdings, Inc.	28,685	182,144
NTT Data Corp.	24	83,181
NTT DoCoMo, Inc.	152	265,749
Obayashi Corp.	22,550	103,985
Olympus Corp.	3,100	93,950
ORIX Corp. (a)	891	87,776
Panasonic Corp.	18,250	259,445
Resona Holdings, Inc. (a)	6,800	40,831
Rohm Co., Ltd.	2,300	150,299
Rohto Pharmaceutical Co., Ltd.	7,701	90,109
Secom Co., Ltd.	2,448	116,054
Seven & I Holdings Co., Ltd.	8,528	228,170
Sharp Corp. (a)	8,000	82,560
Shimizu Corp.	23,513	100,598
Shin-Etsu Chemical Co., Ltd.	4,317	234,200
Softbank Corp.	8,336	288,916
Sony Corp.	8,720	314,696
Stanley Electric Co., Ltd.	4,073	76,182
Sumitomo Chemical Co., Ltd. (a)	22,550	111,214
Sumitomo Corp.	13,375	189,481
Sumitomo Electric Industries, Ltd.	8,720	121,277
Sumitomo Metal Industries, Ltd.	44,101	108,750
Sumitomo Metal Mining Co., Ltd.	5,000	87,479
Sumitomo Mitsui Financial Group, Inc.	6,800	242,471
Sumitomo Realty & Development Co., Ltd.	4,000	95,629
T&D Holdings, Inc.	3,505	89,024
Taisei Corp.	46,438	108,788
Taiyo Yuden Co., Ltd. (a)	6,000	91,733
Takeda Pharmaceutical Co., Ltd. (a)	6,765	333,225
Takeuchi Manufacturing Co., Ltd. (b)	8,700	86,887
TDK Corp.	2,255	157,090
Teijin, Ltd.	26,550	113,592
Terumo Corp.	2,448	137,937
The Akita Bank, Ltd.	22,550	67,006
The Aomori Bank, Ltd.	45,101	124,562
The Awa Bank, Ltd. (a)	22,550	135,959
The Bank of Iwate, Ltd.	2,255	108,295
The Bank of Okinawa, Ltd.	2,255	87,581
The Bank of Yokohama, Ltd.	22,550	117,053
The Chiba Bank, Ltd.	18,550	120,762
The Daisan Bank, Ltd.	67,651	174,330
The Daishi Bank, Ltd.	40,176	124,335
The Eighteenth Bank, Ltd.	41,251	115,455
The Higo Bank, Ltd.	22,550	116,775
The Hokkoku Bank, Ltd.	22,550	78,406
The Hyakugo Bank, Ltd.	22,550	97,312
The Musashino Bank, Ltd.	2,255	68,397
The Nanto Bank, Ltd. (a)	20,550	103,124
The Ogaki Kyoritsu Bank, Ltd.	22,550	71,455
The San-In Godo Bank, Ltd.	17,550	126,586
The Shiga Bank, Ltd.	22,550	122,613
The Shikoku Bank, Ltd.	40,101	124,597
The Sumitomo Trust & Banking Co., Ltd. (a)	22,550	142,354
The Toho Bank, Ltd.	45,101	141,245
The Tokyo Electric Power Co., Inc.	9,375	229,217
The Yamagata Bank, Ltd. (a)	30,176	139,523
The Yamanashi Chuo Bank, Ltd. (a)	22,550	101,483
Tokio Marine Holdings, Inc.	6,765	202,437
Tokyo Electron, Ltd.	2,255	142,910
Tokyo Gas Co., Ltd.	24,475	108,637
Tokyu Corp.	22,550	103,429
Toray Industries, Inc. (a)	22,550	134,847
Toshiba Corp.	38,513	209,885
Toyota Motor Corp.	18,588	737,974
USS Co., Ltd.	1,981	162,183
Yamada Denki Co., Ltd.	1,568	107,105

		21,709,656

LUXEMBOURG — 0.5%
ArcelorMittal	6,891	262,363
Millicom International Cellular SA	1,282	122,559
Tenaris SA	5,259	129,463
Ternium SA ADR (a)	2,051	86,983

		601,368

NETHERLANDS — 3.1%
Aegon NV (b)	16,698	102,508
Akzo Nobel NV	2,867	178,792
ASML Holding NV	5,453	211,417
European Aeronautic Defence and Space Co. NV (b)	4,647	108,724
Fugro NV	1,781	146,942

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Heineken NV	2,867	$141,118
ING Groep NV (b)	30,844	301,238
Koninklijke (Royal) KPN NV	12,293	180,089
Koninklijke Ahold NV	12,930	171,312
Koninklijke DSM NV	3,064	175,128
Koninklijke Philips Electronics NV	9,502	292,171
Royal Dutch Shell PLC (Class A)	28,653	959,344
SBM Offshore NV	3,898	87,670
TNT NV	4,516	119,654
Unilever NV	13,402	418,922
Wolters Kluwer NV	4,236	93,198

		3,688,227

NEW ZEALAND — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	83,752	203,478
Port of Tauranga, Ltd.	34,759	202,295

		405,773

NORWAY — 0.9%
DnB NOR ASA	11,350	159,925
Norsk Hydro ASA	13,754	100,827
Orkla ASA	13,181	128,579
StatoilHydro ASA	9,295	221,641
Storebrand ASA (b)	9,630	72,318
Telenor ASA	7,653	124,818
Yara International ASA	3,402	197,535

		1,005,643

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a)	49,649	38,765
Mota — Engil, SGPS SA	19,559	45,735
Portugal Telecom, SGPS SA	11,525	129,566
Teixeira Duarte SA	59,386	58,159

		272,225

SINGAPORE — 1.5%
Ascendas REIT	84,000	135,732
CapitaLand, Ltd.	42,000	121,635
City Developments, Ltd. (a)	23,000	225,503
Cosco Corp. Singapore, Ltd. (a)	95,000	158,698
Flextronics International, Ltd. (a)(b)	16,266	127,688
Genting Singapore PLC (b)	92,400	157,961
K-Green Trust (b)	4,995	4,172
Keppel Corp., Ltd.	25,978	229,555
SembCorp Industries, Ltd.	52,000	208,641
Singapore Exchange, Ltd. (a)	21,000	138,027
UOL Group, Ltd.	55,000	203,934
Wilmar International, Ltd. (a)	20,000	87,897

		1,799,443

SOUTH KOREA — 3.5%
Hyundai Securities Co., Ltd.	5,720	75,097
KIWOOM Securities Co., Ltd.	2,319	118,719
Korea Electric Power Corp. ADR (a)	16,248	219,510
KT Corp. ADR (a)	17,057	354,786
LG Display Co., Ltd. ADR (a)	14,620	259,505
LG Electronics, Inc. (b)	695	72,262
POSCO ADR (a)	5,421	583,787
Samsung Electronics Co., Ltd. GDR	4,569	1,927,661
SK Energy Co., Ltd. (b)	906	154,872
SK Telecom Co., Ltd. ADR (a)	20,235	376,978

		4,143,177

SPAIN — 3.3%
Abertis Infraestructuras SA	8,107	146,336
Acciona SA (a)	720	51,194
Acerinox SA (a)	4,358	76,735
ACS, Actividades de Construccion y Servicios SA (a)	2,900	136,459
Banco Bilbao Vizcaya Argentaria SA	27,389	277,783
Banco de Sabadell SA (a)	16,560	65,537
Banco de Valencia SA (a)	11,397	50,150
Banco Popular Espanol SA (a)	14,082	72,544
Banco Santander SA	52,956	563,230
Ebro Puleva SA	7,448	158,171
Enagas	6,593	131,921
Faes Farma SA	16,584	60,627
Ferrovial SA	6,878	68,604
Gamesa Corp. Tecnologica SA (b)	5,053	38,721
Gestevision Telecinco SA	9,437	104,194
Iberdrola SA (a)	35,688	276,156
Iberia Lineas Aereas de Espana (b)	27,233	116,728
Indra Sistemas SA (a)	6,209	106,495
Industria de Diseno Textil SA	3,037	228,282
NH Hoteles SA (a)(b)	14,676	66,843
Red Electrica Corporacion SA (a)	2,872	135,623
Repsol YPF SA	9,433	263,854
Sacyr Vallehermoso SA (b)	1,465	9,335
Sacyr Vallehermoso SA (a)(b)	5,006	31,900
Telefonica SA	31,623	719,721

		3,957,143

SWEDEN — 2.6%
Alfa Laval AB	7,668	161,621
Assa Abloy AB (Class B)	6,588	185,699
Atlas Copco AB (Class B)	14,497	327,985
Boliden AB	5,165	105,023
Electrolux AB	4,961	140,945
Hennes & Mauritz AB (Class B)	6,995	233,068
Investor AB	2,550	54,582
Kinnevik Investment AB (Class B)	5,861	119,437
Nordea Bank AB	17,214	187,302
Sandvik AB	10,558	205,888
Scania AB (Class B)	6,389	147,018
Securitas AB (Class B)	9,411	110,098
Skandinaviska Enskilda Banken AB (Class C)	15,265	120,797
Skanska AB (Class B)	7,982	158,266
Tele2 AB (Class B)	6,360	132,065
Telefonaktiebolaget LM Ericsson (Class B)	28,408	330,230
TeliaSonera AB	17,387	137,847
Volvo AB ADR (Class A) (b)	15,436	264,046

		3,121,917

SWITZERLAND — 7.2%
ABB, Ltd.	18,664	417,092
Adecco SA	2,059	135,301
Alcon, Inc.	804	131,374
Bachem Holding AG (Class B)	1,930	115,953
Clariant AG (b)	7,085	143,965
Compagnie Financiere Richemont SA	2,653	156,544
Credit Suisse Group AG	8,224	332,366
Geberit AG	681	157,958
Holcim, Ltd.	2,430	184,186

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Julius Baer Group, Ltd.	2,054	$96,519
Kuehne & Nagel International AG	1,264	176,290
Lonza Group AG	1,144	91,989
Nestle SA	27,109	1,592,338
Nobel Biocare Holding AG	2,894	54,738
Novartis AG	18,978	1,118,808
PSP Swiss Property AG	2,195	176,617
Roche Holding AG	5,889	865,565
SGS SA	86	144,763
STMicroelectronics NV	14,838	156,560
Sulzer AG	842	128,725
Swiss Life Holding AG (b)	583	84,563
Swiss Reinsurance Co., Ltd.	3,720	200,747
Syngenta AG	954	279,926
The Swatch Group AG	526	235,207
UBS AG (b)	28,194	464,304
Wolseley PLC (b)	4,180	133,899
Xstrata PLC	16,352	385,431
Zurich Financial Services AG	1,159	301,158

		8,462,886

UNITED KINGDOM — 16.1%
3i Group PLC	14,202	73,043
AMEC PLC	7,467	134,443
Anglo American PLC	10,906	569,536
AstraZeneca PLC	12,634	577,984
Aviva PLC	23,195	142,719
BAE Systems PLC	29,938	154,679
Balfour Beatty PLC	20,762	101,711
Barclays PLC	91,101	373,198
Barratt Developments PLC (b)	12,733	17,673
BG Group PLC	30,158	611,931
BHP Billiton PLC	18,576	741,921
BP PLC	151,444	1,103,858
British American Tobacco PLC	13,318	513,673
British Land Co. PLC	11,280	92,630
British Sky Broadcasting Group PLC	13,780	158,790
BT Group PLC	64,568	182,772
Burberry Group PLC	8,991	158,223
Cable & Wireless Communications PLC	30,933	23,503
Cable & Wireless Worldwide PLC	30,933	31,819
Cairn Energy PLC (b)	17,781	116,923
Capita Group PLC	13,334	145,404
Carnival PLC	3,019	140,950
Centrica PLC	41,401	214,942
Compass Group PLC	23,463	213,430
Diageo PLC	18,462	342,525
Experian PLC	14,574	182,086
FirstGroup PLC	10,476	65,328
G4S PLC	24,524	97,756
GlaxoSmithKline PLC	42,791	830,747
Hays PLC	46,353	93,546
HSBC Holdings PLC	132,432	1,350,006
ICAP PLC	10,922	91,485
Imperial Tobacco Group PLC	8,872	273,364
Informa PLC	15,111	96,409
Intercontinental Hotels Group PLC	8,198	159,542
International Power PLC	19,200	131,545
Invensys PLC	15,067	83,555
J Sainsbury PLC	15,915	93,764
Kingfisher PLC	30,893	127,400
Land Securities Group PLC	8,446	89,126
Legal & General Group PLC	65,878	99,790
Lloyds Banking Group PLC (b)	272,692	280,500
Lonmin PLC (b)	2,298	70,734
Man Group PLC	18,704	86,680
Marks & Spencer Group PLC	19,669	113,633
Mondi PLC	10,090	81,120
National Grid PLC	32,093	277,863
Next PLC	3,159	97,681
Old Mutual PLC	57,738	111,279
Pearson PLC	9,772	154,219
Persimmon PLC	8,684	56,669
Prudential PLC	22,639	236,771
Randgold Resources, Ltd.	1,411	116,532
Reckitt Benckiser Group PLC	5,834	321,974
Rentokil Initial PLC (b)	47,144	71,523
Resolution, Ltd.	14,099	51,675
Rio Tinto PLC	11,226	788,547
Rolls-Royce Group PLC (b)	19,256	187,823
Royal Bank of Scotland Group PLC (b)	160,363	98,094
Royal Dutch Shell PLC (Class B)	21,613	715,682
RSA Insurance Group PLC	40,256	78,910
SABMiller PLC	8,108	286,447
Scottish & Southern Energy PLC	8,090	155,160
Serco Group PLC	14,039	122,100
Shire PLC	7,288	176,063
Smith & Nephew PLC	14,212	150,528
Smiths Group PLC	6,679	130,189
Standard Chartered PLC	14,085	380,511
Standard Life PLC	28,319	95,769
Tate & Lyle PLC	12,009	97,394
Tesco PLC	64,426	428,692
The Sage Group PLC	24,459	104,696
Tullow Oil PLC	10,208	201,535
Unilever PLC	11,789	362,320
Vodafone Group PLC	428,520	1,112,373
William Hill PLC	36,099	96,477
William Morrison Supermarkets PLC	28,767	120,525
WPP PLC	13,115	162,112

		18,984,529

TOTAL COMMON STOCKS —
(Cost $100,613,371)		117,905,611

SHORT TERM INVESTMENTS — 5.9%
UNITED STATES — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	6,988,752	6,988,752
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	35,309	35,309

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,024,061)		7,024,061

TOTAL INVESTMENTS — 105.6%
(Cost $107,637,432)		124,929,672
OTHER ASSETS & LIABILITIES — (5.6)%		(6,653,365)

NET ASSETS — 100.0%		$118,276,307

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	12.1%
Oil, Gas & Consumable Fuels	8.0
Metals & Mining	7.6
Pharmaceuticals	5.8
Insurance	4.0
Chemicals	3.7
Electric Utilities	3.5
Machinery	3.1
Food Products	2.7
Real Estate Management & Development	2.7
Diversified Telecommunication Services	2.6
Automobiles	2.6
Semiconductors & Semiconductor Equipment	2.4
Food & Staples Retailing	2.1
Wireless Telecommunication Services	2.1
Capital Markets	2.1
Industrial Conglomerates	2.0
Trading Companies & Distributors	1.7
Beverages	1.6
Construction & Engineering	1.6
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	1.4
Textiles, Apparel & Luxury Goods	1.3
Media	1.2
Specialty Retail	1.2
Road & Rail	1.2
Diversified Financial Services	1.1
Health Care Equipment & Supplies	1.1
Hotels, Restaurants & Leisure	1.0
Energy Equipment & Services	0.9
Building Products	0.9
Household Durables	0.9
Communications Equipment	0.8
Real Estate Investment Trusts	0.8
Tobacco	0.8
Auto Components	0.8
Commercial Services & Supplies	0.7
Professional Services	0.6
Marine	0.6
Computers & Peripherals	0.6
Software	0.5
Aerospace & Defense	0.5
IT Services	0.5
Office Electronics	0.5
Multiline Retail	0.5
Health Care Providers & Services	0.5
Household Products	0.4
Construction Materials	0.4
Transportation Infrastructure	0.3
Paper & Forest Products	0.3
Air Freight & Logistics	0.3
Gas Utilities	0.2
Distributors	0.2
Biotechnology	0.2
Leisure Equipment & Products	0.2
Personal Products	0.2
Life Sciences Tools & Services	0.2
Multi-Utilities	0.1
Consumer Finance	0.1
Airlines	0.1
Containers & Packaging	0.1
Short Term Investments	5.9
Other Assets & Liabilities	(5.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Anglo Irish Bank Corp. PLC, which was Level 2 and part of the Commercial Banks Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 9.0%
Adelaide Brighton, Ltd.	676,639	$2,288,843
Aristocrat Leisure, Ltd. (a)	141,836	434,713
Atlas Iron, Ltd. (a)(b)	214,575	648,853
Ausenco, Ltd. (a)	142,178	448,878
Austar United Communications, Ltd. (a)(b)	1,019,924	998,427
Austereo Group, Ltd.	1,309,558	2,422,965
AWE, Ltd. (b)	1,127,449	2,045,574
Bank of Queensland, Ltd.	85,842	914,241
Beach Energy, Ltd.	1,730,288	1,534,192
Billabong International, Ltd. (a)	75,061	627,072
Boart Longyear Group	201,728	942,923
Campbell Brothers, Ltd.	104,028	4,221,637
Challenger Financial Services Group, Ltd.	143,411	690,916
Charter Hall Office REIT	197,511	577,007
Citadel Resource Group, Ltd. (b)	1,556,797	837,792
Coal of Africa, Ltd. (b)	300,016	430,544
Commonwealth Property Office Fund (a)	709,382	603,536
ConnectEast Group (a)	1,986,302	865,325
Consolidated Media Holdings, Ltd.	65,154	208,373
Dart Energy, Ltd. (a)(b)	542,172	639,117
Downer EDI, Ltd. (a)	119,935	564,292
Eastern Star Gas, Ltd. (a)(b)	488,347	402,967
Extract Resources, Ltd. (a)(b)	55,971	539,307
FKP Property Group (a)	398,070	348,876
Fleetwood Corp., Ltd. (a)	223,404	2,974,714
Goodman Fielder, Ltd.	1,158,339	1,596,993
GrainCorp, Ltd.	83,017	561,637
Infigen Energy	804,422	441,146
ING Industrial Fund	1,126,324	606,133
ING Office Fund	1,125,164	640,109
Invocare, Ltd. (a)	534,694	3,990,082
IOOF Holdings, Ltd. (a)	420,022	3,358,240
JB Hi-Fi, Ltd. (a)	169,791	3,115,393
Karoon Gas Australia, Ltd. (a)(b)	72,043	542,781
Kingsgate Consolidated, Ltd. (a)	45,758	510,318
Linc Energy, Ltd. (b)	192,734	523,539
Lynas Corp., Ltd. (b)	698,051	1,474,007
Mirabela Nickel, Ltd. (a)(b)	245,077	572,773
Monadelphous Group, Ltd.	146,828	2,754,261
Mount Gibson Iron, Ltd. (b)	513,485	1,115,858
Nufarm, Ltd. (a)(b)	121,752	641,482
Oakton, Ltd.	240,364	586,397
Pacific Brands, Ltd. (b)	1,269,765	1,275,541
PanAust, Ltd. (b)	2,170,779	1,980,390
PaperlinX, Ltd. (b)	714,554	300,306
Perpetual, Ltd. (a)	19,607	627,264
Perseus Mining, Ltd. (b)	155,145	537,526
Platinum Australia, Ltd. (a)(b)	574,117	373,697
Primary Health Care, Ltd.	133,534	516,034
Programmed Maintenance Services, Ltd. (a)	251,232	445,519
Regis Resources, Ltd. (a)(b)	245,298	603,463
Resolute Mining, Ltd. (a)(b)	328,208	481,094
Riversdale Mining, Ltd. (b)	155,643	2,712,212
Roc Oil Co., Ltd. (a)(b)	1,061,303	446,034
SAI Global, Ltd.	881,005	4,407,003
Sigma Pharmaceuticals, Ltd. (b)	1,795,390	736,146
Silex Systems, Ltd. (b)	27,643	164,346
Spark Infrastructure Group (b)(c)	1,743,542	2,028,492
Spotless Group, Ltd.	422,443	909,353
St Barbara, Ltd. (b)	174,793	365,510
STW Communications Group, Ltd.	820,337	891,340
Transfield Services, Ltd.	211,481	728,376
White Energy Co., Ltd. (a)(b)	133,966	472,387
WHK Group, Ltd.	911,091	1,008,627

		72,252,893

AUSTRIA — 0.8%
Atrium European Real Estate, Ltd.	86,050	504,475
bwin Interactive Entertainment AG	22,513	890,667
BWT AG	36,185	1,067,968
Intercell AG (b)	32,549	506,527
Schoeller-Bleckmann Oilfield Equipment AG	26,845	2,322,899
Wienerberger AG (a)(b)	45,435	871,023

		6,163,559

BELGIUM — 1.0%
AGFA-Gevaert NV (a)(b)(d)	42,353	170
AGFA-Gevaert NV (a)(b)(d)	171,851	737,750
Barco NV (b)	40,747	2,639,186
EVS Broadcast Equipment SA	20,706	1,330,573
KBC Ancora (b)	12,257	216,231
Nyrstar (a)	20,792	312,686
RHJ International (b)	191,284	1,591,027
Tessenderlo Chemie NV	41,405	1,510,321

		8,337,944

BERMUDA — 0.5%
Brookfield Infrastructure Partners LP	29,211	614,899
BW Offshore Ltd. (b)	139,304	390,650
Catlin Group, Ltd.	183,796	1,064,713
Golden Ocean Group, Ltd.	209,478	292,639
Miclyn Express Offshore, Ltd. (b)	395,487	749,979
Ship Finance International, Ltd. (a)	30,342	652,960

		3,765,840

CANADA — 12.2%
Advantage Oil & Gas, Ltd. (b)	80,144	545,236
Alamos Gold, Inc.	44,622	849,643
AltaGas, Ltd. (a)	108,653	2,372,838
Angle Energy, Inc. (b)	52,067	434,918
Anvil Mining, Ltd. (b)	163,376	991,453
Aurizon Mines, Ltd. (a)(b)	70,097	513,567
Bankers Petroleum, Ltd. (b)	99,426	760,467
Birchcliff Energy, Ltd. (b)	56,037	538,009
BlackPearl Resources, Inc. (b)	120,719	714,364
Calfrac Well Services, Ltd.	14,265	491,555
Canadian Western Bank (a)	112,741	3,217,768
Celestica, Inc. (b)	76,792	745,778
Colossus Minerals, Inc. (b)	35,515	315,244
Consolidated Thompson Iron Mines, Ltd. (b)	57,603	816,813
Corus Entertainment, Inc. (Class B) (a)	159,838	3,563,037
Cott Corp. (b)	49,862	449,117
Crew Energy, Inc. (b)	26,043	500,600
Daylight Energy, Ltd. (a)	126,456	1,314,638
Denison Mines Corp. (b)	237,906	816,444

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Dundee Corp. (Class A) (b)	98,269	$2,022,444
Dundee Real Estate Investment Trust	87,095	2,647,078
DundeeWealth, Inc.	99,018	2,137,509
Eastern Platinum, Ltd. (b)	358,259	638,171
Ensign Energy Services, Inc.	63,592	961,896
Etrion Corp. (b)	21,538	14,833
European Goldfields, Ltd. (b)	53,279	746,919
Exeter Resource Corp. (b)	50,375	314,321
FirstService Corp. (b)	71,173	2,152,416
Freehold Royalty Trust	91,474	1,886,280
Fronteer Gold, Inc. (b)	48,482	566,961
Gabriel Resources, Ltd. (b)	94,783	758,340
Gammon Gold, Inc. (b)	117,837	962,951
GMP Capital, Inc.	107,025	1,303,278
Golden Star Resources, Ltd. (a)(b)	384,738	1,769,489
Gran Tierra Energy, Inc. (b)	105,346	857,695
Great Basin Gold, Ltd. (b)	181,059	537,537
Great Canadian Gaming Corp. (a)(b)	130,533	965,549
Guardian Capital Group, Ltd.	286,879	2,497,362
Guyana Goldfields, Inc. (b)	37,932	408,466
Harry Winston Diamond Corp. (b)	40,675	473,617
Home Capital Group, Inc.	59,284	3,089,939
Ivanhoe Energy, Inc. (b)	93,910	257,068
Jaguar Mining, Inc. (a)(b)	55,405	395,332
Kinross Gold Corp. (a)	7,494	142,617
Kirkland Lake Gold, Inc. (b)	44,493	715,094
Lake Shore Gold Corp. (b)	99,709	417,440
Legacy Oil + Gas, Inc. (b)	60,109	940,668
Linamar Corp.	81,609	1,671,356
Lions Gate Entertainment Corp. (a)(b)	65,491	426,346
MacDonald, Dettwiler & Associates, Ltd. (b)	61,361	3,122,856
MAG Silver Corp. (b)	54,697	682,027
Major Drilling Group International, Inc.	35,048	1,465,551
Martinrea International, Inc. (b)	107,451	963,507
Methanex Corp.	41,165	1,253,199
Minefinders Corp. (b)	42,592	468,077
Mullen Group, Ltd. (a)	40,305	685,913
Nevsun Resources, Ltd. (b)	78,350	585,861
North American Palladium, Ltd. (b)	107,620	746,240
Northern Dynasty Minerals, Ltd. (b)	59,880	861,756
Northgate Minerals Corp. (b)	141,260	452,077
Novagold Resources, Inc. (b)	184,835	2,643,290
NuVista Energy, Ltd. (a)	152,756	1,422,023
OceanaGold Corp. (b)	91,561	343,705
Oilsands Quest, Inc. (a)(b)	700,099	294,112
Pace Oil and Gas, Ltd. (b)	55,566	460,790
Pason Systems, Inc.	43,071	605,114
Peyto Energy Trust	118,152	2,198,592
Polymet Mining Corp. (a)(b)	218,248	522,750
Precision Drilling Corp. (b)	124,544	1,203,263
Provident Energy Trust	63,942	509,013
Quadra FNX Mining, Ltd. (b)	151,871	2,560,096
Questerre Energy Corp. (b)	151,418	312,391
Ritchie Bros Auctioneers, Inc. (a)	50,509	1,165,064
Rubicon Minerals Corp. (b)	88,039	503,257
Russel Metals, Inc.	90,834	2,093,392
Savanna Energy Services Corp.	116,007	827,746
Seabridge Gold, Inc. (b)	22,030	669,114
ShawCor, Ltd. (Class A)	24,847	827,942
Sherritt International Corp. (a)	113,134	964,369
Silver Standard Resources, Inc. (a)(b)	27,471	768,851
SilverBirch Energy Corp. (b)	21,079	151,042
Silvercorp Metals, Inc.	68,706	880,908
Stantec, Inc. (b)	77,816	2,171,627
Tanzanian Royalty Exploration Corp. (a)(b)	73,083	535,444
Tesco Corp. (a)(b)	30,000	476,400
The Forzani Group, Ltd.	87,292	1,603,260
Thompson Creek Metals Co., Inc. (a)(b)	60,223	884,875
TMX Group, Inc.	19,810	736,857
Uni-Select, Inc.	97,602	2,661,917
Uranium One, Inc. (a)	311,042	1,490,022
Western Coal Corp. (a)(b)	82,959	1,026,917
WestJet Airlines, Ltd.	94,258	1,347,017

		98,778,685

CHINA — 2.7%
Allied Properties HK, Ltd.	4,272,791	884,937
Cafe de Coral Holdings, Ltd. (a)	1,361,867	3,367,155
China Gas Holdings, Ltd. (e)	1,228,000	535,517
Chow Sang Sang Holding International, Ltd.	896,939	2,192,257
Daphne International Holdings, Ltd.	448,000	419,551
Far East Consortium International, Ltd.	3,817,836	996,984
G-Resources Group, Ltd. (b)	8,694,000	682,220
Hi Sun Technology China, Ltd. (b)	1,272,000	538,342
HKR International, Ltd.	2,895,979	1,549,757
Jinhui Shipping & Transportation, Ltd. (b)	70,914	237,905
K Wah International Holdings, Ltd.	2,790,814	1,044,718
Midland Holdings, Ltd.	459,790	377,359
Road King Infrastructure, Ltd. (a)	1,273,544	1,154,990
Shun Tak Holdings, Ltd. (a)	682,000	426,379
Techtronic Industries Co., Ltd. (a)	1,580,500	2,061,615
Texwinca Holdings, Ltd.	2,226,050	2,820,630
Xinyi Glass Holdings Co., Ltd.	3,437,618	2,830,171

		22,120,487

DENMARK — 1.1%
Amagerbanken A/S (b)	280,399	169,102
Bang & Olufsen A/S (a)(b)	35,948	375,345
D/S Norden A/S	15,121	551,230
East Asiatic Co., Ltd. A/S (a)	38,652	1,252,484
Genmab A/S (a)(b)	43,852	517,081
GN Store Nord A/S (b)	217,452	1,990,591
IC Companys A/S	28,587	1,440,968
NeuroSearch A/S (a)(b)	36,484	623,956
SimCorp A/S	9,244	1,489,397
Sydbank A/S (b)	27,834	758,127

		9,168,281

FINLAND — 2.2%
Amer Sports Oyj (Class A)	180,305	2,522,895
Atria PLC	65,481	790,615
Citycon Oyj	280,852	1,160,474

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Cramo Oyj (b)	62,489	$1,599,518
HKScan Oyj	136,699	1,311,229
Kemira Oyj	26,239	411,851
Lassila & Tikanoja Oyj	88,339	1,745,671
Outotec Oyj	12,432	771,198
Poyry Oyj (a)	93,283	1,145,066
Talvivaara Mining Co. PLC (b)	90,273	856,218
Tieto Oyj	76,732	1,457,629
Vacon Oyj	45,574	2,384,454
Vaisala Oyj (Class A)	46,303	1,273,415

		17,430,233

FRANCE — 2.8%
Canal +	42,848	288,563
Carbone Lorraine SA	37,650	1,732,472
CFAO	11,079	484,089
Club Mediterranee SA (b)	37,351	774,423
Etablissements Maurel et Prom	31,351	443,722
GL Events SA	34,951	1,200,347
Groupe Steria SCA	36,507	950,134
IMS International Metal Service (b)	42,944	748,374
Ingenico SA	56,547	2,055,445
IPSOS	62,844	2,994,635
Nexans SA	6,842	540,269
Rubis	41,239	4,821,505
Saft Groupe SA	50,262	1,857,670
Sequana	88,851	1,388,658
Societe de la Tour Eiffel	14,075	1,094,609
SOITEC (a)(b)	106,597	1,156,627
UbiSoft Entertainment SA (a)(b)	37,569	403,206

		22,934,748

GERMANY — 3.0%
Aurubis AG	15,074	893,432
Demag Cranes AG (b)	33,090	1,610,539
Deutsche Wohnen AG (b)	159,152	2,241,860
Dialog Semiconductor PLC (b)	22,450	512,906
DIC Asset AG	51,533	576,579
Draegerwerk AG & Co. KGaA Preference Shares	15,495	1,276,342
Draegerwerk AG & Co., KGaA	5,230	350,816
Freenet AG	55,368	586,581
Gerresheimer AG (b)	26,273	1,162,784
Gildemeister AG	68,968	1,545,152
Indus Holding AG	74,572	2,199,426
Jenoptik AG (b)	165,774	1,200,706
Kloeckner & Co. SE (b)	30,250	852,423
Kontron AG	93,744	1,004,841
KUKA AG (a)(b)	56,212	1,251,827
Leoni AG (b)	47,563	2,102,479
MLP AG	69,007	703,581
Nordex SE (a)(b)	32,212	237,893
Patrizia Immobilien AG (a)(b)	109,799	565,636
Pfleiderer AG (a)(b)	60,226	197,385
Solar Millennium AG (a)(b)	23,805	638,872
Solarworld AG (a)	41,643	417,041
Stada Arzneimittel AG	22,830	777,329
Wincor Nixdorf AG	11,745	961,305
Wirecard AG (a)	41,526	571,020

		24,438,755

GIBRALTAR — 0.0% (f)
PartyGaming PLC (a)(b)	89,070	286,575

GREECE — 0.7%
Alapis Holding Industrial and Commercial SA	122,925	85,753
Diana Shipping, Inc. (a)(b)	34,135	410,303
DryShips, Inc. (a)(b)	138,391	761,150
Ellaktor SA	134,321	603,665
Fourlis Holdings SA	58,008	436,574
Hellenic Exchanges SA	92,870	610,490
Intracom Holdings SA (b)	484,227	279,335
Marfin Investment Group SA (b)	405,946	381,218
Piraeus Bank SA (b)	183,043	896,299
Titan Cement Co. SA	29,427	648,226
TT Hellenic Postbank SA (b)	98,065	385,468

		5,498,481

HONG KONG — 0.8%
Champion REIT	189	112
China Grand Forestry Green Resources Group, Ltd. (b)	13,613,154	434,296
China Mining Resources Group, Ltd. (b)	19,356,000	463,131
China Oil and Gas Group, Ltd. (b)	3,980,000	455,667
Giordano International, Ltd.	3,184,000	1,855,437
Li & Fung, Ltd.	245,671	1,425,297
Pacific Basin Shipping, Ltd.	1,545,000	1,027,529
Peace Mark (Holdings), Ltd. (b)(e)	504,228	0
Sino Union Energy Investment Group, Ltd. (b)	4,660,000	407,633
Skyworth Digital Holdings, Ltd. (a)	674,000	399,702

		6,468,804

IRELAND — 0.9%
Allied Irish Banks PLC (b)	459,879	185,085
C&C Group PLC	296,142	1,344,031
Fyffes PLC	1,718,707	853,121
Kingspan Group PLC	132,479	1,331,178
Paddy Power PLC (d)	54,717	2,253,553
Paddy Power PLC (d)	13,145	541,385
Smurfit Kappa Group PLC (b)	32,749	320,721

		6,829,074

ISRAEL — 1.3%
Africa-Israel Investments, Ltd. (b)	54,339	348,298
Ceragon Networks, Ltd. (a)(b)	35,761	471,330
Clal Insurance Enterprise Holdings, Ltd.	14,409	417,847
Elbit Imaging, Ltd. (b)	26,744	356,662
Frutarom Industries, Ltd.	45,861	481,855
Harel Insurance Investments & Financial Services, Ltd.	7,156	456,052
Israel Discount Bank, Ltd.(Class A) (b)	325,098	743,094
Isramco Negev 2 — LP (b)	3,864,016	490,980
Makhteshim-Agan Industries, Ltd. (b)	195,567	1,004,479
Mellanox Technologies, Ltd. (b)	16,224	421,004
Migdal Insurance & Financial Holding, Ltd.	266,000	542,440
Mizrahi Tefahot Bank, Ltd.	77,816	856,932
NICE Systems, Ltd. (b)	31,950	1,127,700

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Oil Refineries, Ltd.	539,873	$399,093
Osem Investments, Ltd.	29,292	509,498
Paz Oil Co., Ltd.	2,404	446,656
Shufersal, Ltd.	59,908	371,983
Strauss Group, Ltd.	23,722	385,420
The Phoenix Holdings, Ltd. (b)	80,224	289,273

		10,120,596

ITALY — 1.9%
Amplifon SpA	312,186	1,564,268
Astaldi SpA	240,709	1,589,590
Banca Popolare dell’Etruria e del Lazio Scrl (b)	236,885	974,036
Banca Popolare di Milano Scarl	158,529	557,208
Digital Multimedia Technologies SpA (b)	32,103	650,324
Esprinet SpA (a)	105,375	781,754
IMMSI SpA	791,512	865,942
Interpump Group SpA (b)	337,743	2,580,401
Recordati SpA	319,295	3,022,012
Saras SpA (b)	274,354	579,694
Sorin SpA (b)	1,034,768	2,387,693

		15,552,922

JAPAN — 27.6%
Alps Electric Co., Ltd.	196,136	2,278,036
Asahi Holdings, Inc.	50,797	1,076,630
Bank of the Ryukyus, Ltd.	151,000	1,787,313
Best Denki Co., Ltd. (a)(b)	253,269	827,523
Casio Computer Co., Ltd. (a)	93,900	758,332
Central Glass Co., Ltd. (a)	565,145	2,633,929
Chiyoda Corp. (a)	53,000	528,007
COMSYS Holdings Corp.	226,050	2,413,653
Daifuku Co., Ltd.	132,000	926,059
Daihen Corp.	264,000	1,288,996
DAIICHI CHUO KISEN KAISHA (a)(b)	180,834	454,844
Dainippon Screen Manufacturing Co., Ltd. (b)	267,000	1,899,501
Daiwa Office Investment Corp. (a)	323	1,149,745
DCM Japan Holdings Co., Ltd. (a)	187,533	1,183,859
Don Quijote Co., Ltd. (a)	82,500	2,515,535
Doutor Nichires Holdings Co., Ltd. (a)	181,632	2,479,090
DTS Corp.	97,482	1,210,337
EDION Corp. (a)	109,900	987,819
FCC Co., Ltd. (a)	109,448	2,553,179
Fukuoka REIT Corp.	323	2,532,865
Furukawa Co., Ltd. (b)	780,387	923,706
Glory, Ltd.	79,500	1,960,422
H2O Retailing Corp. (a)	264,000	1,926,984
Hanwa Co., Ltd.	439,000	2,024,363
Haseko Corp. (a)(b)	485,500	430,997
Heiwa Real Estate Co., Ltd.	358,500	1,131,570
Hitachi Kokusai Electric, Inc.	187,372	1,864,364
Hitachi Zosen Corp. (a)	886,500	1,344,424
Horiba, Ltd. (a)	55,513	1,576,308
Hosiden Corp.	124,500	1,469,040
Iino Kaiun Kaisha, Ltd. (a)	153,700	695,492
IT Holdings Corp.	103,008	1,374,202
Izumiya Co., Ltd.	273,000	1,080,488
Japan Airport Terminal Co., Ltd.	104,400	1,612,887
Japan Aviation Electronics Industry, Ltd.	176,000	1,404,007
Japan Excellent, Inc. (a)	270	1,791,012
Japan Logistics Fund, Inc. (a)	270	2,550,028
Juki Corp. (a)(b)	169,332	300,645
K’s Holdings Corp.	67,900	1,849,345
Kanematsu Corp. (a)(b)	829,698	797,934
Katakura Industries Co., Ltd.	105,374	1,084,857
Kayaba Industry Co., Ltd.	328,832	2,521,836
Kitz Corp.	180,800	860,475
Kiyo Holdings, Inc.	1,268,000	1,766,648
Komori Corp.	120,736	1,433,559
Kurabo Industries, Ltd.	774,000	1,402,848
Kyowa Exeo Corp.	147,700	1,524,257
Makino Milling Machine Co., Ltd. (b)	186,000	1,534,233
Marudai Food Co., Ltd.	583,656	1,907,020
Maruha Nichiro Holdings, Inc. (a)	835,485	1,390,672
Marusan Securities Co., Ltd. (a)	180,798	1,083,384
Meidensha Corp. (a)	77,000	364,564
Mirait Holdings Corp. (b)	122,600	864,647
Mitsui Mining & Smelting Co., Ltd.	734,000	2,425,399
Mitsui-Soko Co., Ltd. (a)	321,000	1,341,705
Mitsumi Electric Co., Ltd.	45,000	828,925
Nabtesco Corp.	175,800	3,754,215
Nakanishi, Inc.	8,483	899,498
NET One Systems Co., Ltd.	1,030	1,527,760
Neturen Co., Ltd.	234,203	1,969,378
Nihon Dempa Kogyo Co., Ltd.	27,700	528,009
Nihon Kohden Corp.	75,500	1,629,061
Nikkiso Co., Ltd.	251,000	2,129,191
Nippon Accommodations Fund, Inc.	274	2,121,595
Nippon Carbon Co., Ltd. (a)	254,712	829,098
Nippon Konpo Unyu Soko Co., Ltd.	248,000	3,021,071
Nippon Light Metal Co., Ltd. (a)(b)	1,581,000	2,943,481
Nippon Seiki Co., Ltd.	81,000	971,740
Nippon Sheet Glass Co., Ltd.	251,000	677,751
Nippon Shinyaku Co., Ltd.	240,000	3,438,506
Nippon Soda Co., Ltd.	277,000	1,325,146
Nippon Suisan Kaisha, Ltd. (a)	443,799	1,400,808
Nippon Thompson Co., Ltd.	245,000	1,975,587
Nishimatsu Construction Co., Ltd.	742,000	969,755
Nishimatsuya Chain Co., Ltd.	128,593	1,250,969
Nissan Chemical Industries, Ltd.	78,500	1,019,179
Nissha Printing Co., Ltd. (a)	20,500	544,695
Nitto Boseki Co., Ltd. (a)	571,153	1,443,639
NOF Corp.	488,000	2,388,706
NSD Co., Ltd.	102,508	1,213,337
Okasan Securities Group, Inc.	279,682	1,155,212
Oki Electric Industry Co., Ltd. (b)	1,534,000	1,323,963
Orix JREIT, Inc. (a)	442	2,877,455
Osaka Securities Exchange Co., Ltd.	315	1,590,438
OSG Corp. (a)	162,000	1,963,455
Park24 Co., Ltd. (a)	205,413	2,200,899
Pioneer Corp. (b)	108,900	451,148
Point, Inc.	26,510	1,165,257
Premier Investment Corp. (a)	517	2,613,526
Rengo Co., Ltd.	224,000	1,521,780
Rohto Pharmaceutical Co., Ltd.	201,000	2,351,877
Ryohin Keikaku Co., Ltd. (a)	33,103	1,373,424

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Sakai Chemical Industry Co., Ltd.	341,565	$1,692,980
Sanden Corp.	439,000	1,753,727
Sankyu, Inc.	290,000	1,319,401
Sanyo Shokai, Ltd. (a)	220,000	862,586
Sanyo Special Steel Co., Ltd.	236,937	1,431,467
Sapporo Holdings, Ltd. (a)	182,000	825,794
Sato Corp. (a)	130,700	1,733,965
Seiren Co., Ltd.	215,500	1,543,746
Senshu Ikeda Holdings, Inc. (a)	544,200	778,339
Shima Seiki Manufacturing, Ltd.	76,325	1,841,662
Shimachu Co., Ltd. (a)	103,600	2,428,255
Shinsei Bank, Ltd. (a)(b)	690,000	901,794
Shochiku Co., Ltd. (a)	506,000	3,269,145
Shoei Co., Ltd.	121,400	1,109,147
Sinfonia Technology Co., Ltd. (a)	497,000	1,286,850
SMK Corp. (a)	262,343	1,445,870
Star Micronics Co., Ltd.	71,700	779,723
Sumitomo Osaka Cement Co., Ltd. (a)	1,023,793	2,322,642
Tadano, Ltd. (a)	180,526	972,688
Taiyo Yuden Co., Ltd. (a)	35,000	535,109
Takara Holdings, Inc. (a)	322,000	1,897,737
Takasago International Corp.	337,694	2,019,377
Takuma Co., Ltd. (a)(b)	281,000	783,010
The Bank of Nagoya, Ltd.	266,000	859,281
The Bank of Okinawa, Ltd. (a)	53,500	2,077,862
The Ehime Bank, Ltd.	750,000	1,997,411
The Eighteenth Bank, Ltd.	719,730	2,014,410
The Hokuetsu Bank, Ltd.	1,010,000	2,092,103
The Michinoku Bank, Ltd.	703,000	1,360,841
The Minato Bank, Ltd. (a)	825,000	1,413,908
The Miyazaki Bank, Ltd.	680,000	1,810,986
The Musashino Bank, Ltd.	45,300	1,373,997
The Oita Bank, Ltd.	451,000	1,618,162
The Tochigi Bank, Ltd.	274,000	1,300,660
The Tokyo Tomin Bank, Ltd. (a)	49,100	702,250
Toagosei Co., Ltd.	598,818	2,805,633
TOC Co., Ltd. (a)	215,800	925,940
Toei Co., Ltd.	326,000	1,579,656
Toho Holdings Co., Ltd.	80,619	1,104,343
Toho Zinc Co., Ltd.	256,000	1,366,722
Tokai Carbon Co., Ltd. (a)	80,000	498,120
Tokai Tokyo Financial Holdings, Inc.	266,000	1,010,147
Tokuyama Corp. (a)	165,000	854,448
Tokyo Dome Corp.	264,000	719,364
Tokyo Tatemono Co., Ltd. (a)	238,000	1,103,360
TOMONY Holdings, Inc. (b)	291,400	1,146,127
Topy Industries, Ltd.	795,381	2,118,270
Toyo Corp/Chuo-ku	184,348	1,977,471
Toyo Tire & Rubber Co., Ltd. (a)	440,000	1,063,313
Toyobo Co., Ltd.	1,077,788	1,926,876
Ulvac, Inc.	51,000	1,333,716
Unitika, Ltd. (b)	1,091,000	995,426
Yamato Kogyo Co., Ltd.	27,500	832,409
Yaskawa Electric Corp. (a)	79,000	748,067
Yodogawa Steel Works, Ltd.	456,000	2,125,245
Yokogawa Electric Corp.	105,900	843,492
Zenrin Co., Ltd. (a)	59,177	661,778

		222,385,916

NETHERLANDS — 2.2%
Aalberts Industries NV	97,368	2,060,596
AerCap Holdings NV (a)(b)	25,818	364,550
ASM International NV (b)	76,358	2,714,098
BinckBank NV	24,584	382,576
Crucell NV (a)(b)	82,430	2,609,783
Draka Holding NV (a)(b)	30,198	773,782
Exact Holding NV	52,903	1,458,476
KAS Bank NV	103,155	1,626,747
Koninklijke BAM Groep NV	58,980	363,736
Mediq NV	173,334	3,255,509
Ordina NV (a)(b)	104,039	513,352
ProLogis European Properties (b)	58,939	380,325
VistaPrint NV (a)(b)	23,737	1,091,902

		17,595,432

NEW ZEALAND — 0.5%
Auckland International Airport, Ltd.	757,029	1,289,233
Fisher & Paykel Appliances Holdings, Ltd. (b)	1,090,121	476,897
Fisher & Paykel Healthcare Corp., Ltd. (a)	803,452	1,952,012
Nuplex Industries, Ltd. (a)	139,521	384,748

		4,102,890

NORWAY — 1.8%
Deep Sea Supply PLC (b)	191,261	394,861
DNO International ASA (b)	1,048,731	1,636,471
Ekornes ASA	94,967	2,614,145
Norske Skogindustrier ASA (a)(b)	281,867	671,631
Norwegian Property ASA (b)	445,872	793,940
Petroleum Geo-Services ASA (b)	96,142	1,502,710
ProSafe SE	94,174	751,772
Sevan Marine ASA (b)	306,468	342,981
Songa Offshore SE (b)	138,549	748,463
TGS Nopec Geophysical Co. ASA	50,324	1,138,513
Tomra Systems ASA	209,500	1,398,469
Veidekke ASA	279,568	2,525,130

		14,519,086

PORTUGAL — 0.3%
Altri SGPS SA (a)(b)	201,223	916,483
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	155,807	1,730,711

		2,647,194

SINGAPORE — 2.5%
Bukit Sembawang Estates, Ltd.	282,080	1,052,529
CapitaCommercial Trust (a)	818	958
China Yuchai International, Ltd. (a)	23,394	741,356
Ezra Holdings, Ltd. (a)	288,599	405,510
Haw Par Corp., Ltd.	835,352	3,997,274
Hong Leong Finance, Ltd.	1,830,656	4,329,954
Mapletree Logistics Trust (a)	4,569,201	3,441,926
Straits Asia Resources, Ltd.	327,000	635,596
Suntec REIT	2,603,000	3,047,890
Verigy, Ltd. (b)	68,074	886,323
Wing Tai Holdings, Ltd.	1,344,000	1,773,045

		20,312,361

SOUTH KOREA — 5.7%
Asiana Airlines (b)	165,474	1,408,476
Cheil Communications, Inc. (b)	214,403	2,616,514

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Daegu Bank (b)	48,440	$665,842
Daum Communications Corp. (b)	17,954	1,221,296
Dong-A Pharmaceutical Co., Ltd. (a)(b)	13,454	1,458,139
Dongbu Insurance Co., Ltd.	16,870	668,914
Eugene Investment & Securities Co., Ltd. (b)	606,553	402,979
Hana Tour Service, Inc.	25,874	992,874
Hanjin Heavy Industries & Construction Co., Ltd. (b)	10,638	354,319
Hanmi Pharm Co., Ltd. (b)	9,733	761,556
Hansol Paper Co. (b)	78,625	734,360
Hanwha Securities Co.	118,476	915,530
Hite Brewery Co., Ltd. (a)(b)	9,229	979,905
Hotel Shilla Co., Ltd. (a)(b)	63,632	1,555,897
Humax Co., Ltd. (b)	46,969	701,493
Hyundai Development Co. (b)	29,030	869,698
Hyundai Marine & Fire Insurance Co., Ltd.	86,777	1,999,488
Jeonbuk Bank (b)	246,542	1,520,657
Korea Investment Holdings Co., Ltd.	15,230	599,189
Korea Kumho Petrochemical Co., Ltd. (b)	5,422	431,887
Korean Reinsurance Co.	125,016	1,299,840
LG International Corp. (b)	68,521	2,333,542
LG Life Sciences, Ltd. (a)(b)	24,786	1,148,774
LIG Insurance Co., Ltd.	59,046	1,199,234
Mando Corp. (b)	2,782	316,220
MegaStudy Co., Ltd. (b)	5,700	884,959
Melfas, Inc.	7,126	182,090
Meritz Fire & Marine Insurance Co., Ltd.	164,539	1,262,785
Meritz Securities Co., Ltd. (b)	777,273	662,281
Mirae Asset Securities Co., Ltd.	11,461	604,911
ORION Corp. (b)	6,518	2,216,890
Poongsan Corp. (b)	57,076	2,413,999
Samsung Fine Chemicals Co., Ltd. (a)(b)	28,926	2,112,931
Seoul Semiconductor Co., Ltd. (a)(b)	12,121	434,152
SFA Engineering Corp. (a)(b)	43,690	1,886,342
SK Broadband Co., Ltd. (b)	93,430	445,375
SK Chemicals Co., Ltd. (b)	31,116	1,694,395
STX Offshore & Shipbuilding Co., Ltd. (a)(b)	23,323	513,768
STX Pan Ocean Co., Ltd. (b)	53,527	540,034
Taekwang Industrial Co., Ltd. (b)	465	517,076
Tong Yang Securities, Inc.	33,300	291,951
Woori Investment & Securities Co., Ltd.	30,060	625,091
Yuhan Corp. (b)	10,957	1,675,072

		46,120,725

SPAIN — 1.4%
Amper, SA (a)(b)	143,982	560,162
Campofrio Food Group SA (a)	195,206	1,943,140
Construcciones y Auxiliar de Ferrocarriles SA	5,622	2,941,457
Ercros SA (b)	438,810	420,322
Faes Farma SA (a)	208,278	761,407
Gamesa Corp. Tecnologica SA (a)(b)	76,350	585,065
Tubacex SA (a)(b)	259,757	864,224
Tubos Reunidos SA (a)(b)	310,364	761,955
Vidrala SA (a)	72,459	2,080,239
Zeltia SA (a)(b)	103,242	382,965

		11,300,936

SWEDEN — 2.7%
Carnegie Investment Bank AB (a)(e)	59,625	0
Castellum AB	209,498	2,852,888
Great Portland Estates PLC	105,888	598,147
Haldex AB (b)	175,892	2,753,688
Intrum Justitia AB	113,946	1,754,228
JM AB	20,497	480,195
Kungsleden AB	174,172	1,593,309
Lundin Petroleum AB (b)	93,433	1,162,553
New Wave Group AB (Class B)	220,160	1,323,020
Nobia AB (b)	54,111	484,941
PA Resources AB (b)	441,842	492,918
Q-Med AB (a)	156,195	1,771,551
SAS AB (a)(b)	65,986	220,842
TradeDoubler AB (b)	93,729	690,122
Trelleborg AB (Class B)	271,340	2,869,657
Wihlborgs Fastigheter AB	101,267	2,937,306

		21,985,365

SWITZERLAND — 2.9%
Basilea Pharmaceutica AG (b)	9,801	683,473
Belimo Holding AG	2,596	4,706,834
Daetwyler Holding AG	33,419	2,778,642
Georg Fischer AG (b)	3,278	1,855,107
Kudelski SA	68,708	1,474,262
Kuoni Reisen Holding (Class B)	4,914	2,394,791
Meyer Burger Technology AG (a)(b)	18,716	585,314
Mobimo Holding AG (b)	3,341	715,801
Nobel Biocare Holding AG	50,955	963,777
Petroplus Holdings AG (b)	52,029	687,692
Temenos Group AG (a)(b)	76,932	3,210,658
Valora Holding AG	9,002	3,150,845

		23,207,196

UNITED KINGDOM — 11.3%
Afren PLC (b)	392,946	908,059
Aveva Group PLC	27,832	703,304
Barratt Developments PLC (b)	385,946	535,674
Bellway PLC	97,165	1,019,247
Bodycote PLC	222,397	977,038
Booker Group PLC	814,223	768,060
Bovis Homes Group PLC (b)	189,882	1,230,479
Britvic PLC	240,843	1,784,701
BTG PLC (b)	163,385	591,930
Capital & Counties Properties PLC	294,553	694,979
Charter International PLC	62,788	830,178
Chemring Group PLC	44,709	2,032,762
Connaught PLC (a)(b)(e)	289,855	75,560
Cookson Group PLC (b)	105,821	1,090,995
CSR PLC (b)	98,993	551,914
Dairy Crest Group PLC	182,273	1,208,281
Debenhams PLC (b)	570,215	632,072

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

DS Smith PLC	344,612	$1,090,954
DSG International PLC (b)	2,199,984	789,458
Elementis PLC	939,662	2,103,791
Enterprise Inns PLC (b)	187,533	346,755
Fenner PLC	370,997	2,078,288
Galiform PLC (b)	283,062	452,926
Galliford Try PLC	132,157	617,632
Game Group PLC	429,155	470,335
Gem Diamonds, Ltd. (b)	67,783	267,699
Helphire PLC (b)	395,719	78,994
Henderson Group PLC	532,579	1,129,843
Heritage Oil PLC (a)(b)	96,576	678,454
HMV Group PLC (a)	822,677	412,168
Hochschild Mining PLC (a)	77,376	775,320
Hunting PLC	67,123	768,217
Imagination Technologies Group PLC (b)	68,017	384,006
Inchcape PLC (b)	175,960	982,404
Intermediate Capital Group PLC	179,832	937,294
International Personal Finance	302,474	1,818,504
Interserve PLC	192,455	696,043
ITE Group PLC	534,459	2,110,350
J.D. Wetherspoon PLC	165,876	1,168,668
Jardine Lloyd Thompson Group PLC	205,192	2,020,719
JKX Oil & Gas PLC	72,895	359,275
Jupiter Fund Management PLC (b)	198,603	934,073
Keller Group PLC	103,451	1,020,399
Kesa Electricals PLC	171,485	427,698
Kier Group PLC	60,973	1,309,745
Laird PLC	213,218	578,852
Lamprell PLC	79,646	400,904
Mcbride PLC	157,445	463,427
Melrose PLC	594,011	2,892,343
Michael Page International PLC	277,788	2,413,801
Micro Focus International PLC	100,664	612,609
Mitchells & Butlers PLC (b)	235,751	1,291,863
Mitie Group PLC	511,393	1,875,153
Morgan Crucible Co. PLC	318,885	1,216,204
Morgan Sindall PLC	69,231	764,161
N Brown Group PLC	263,088	1,228,298
National Express Group PLC (b)	215,451	846,676
Northern Foods PLC (a)	984,889	967,600
Pace PLC	118,566	339,151
PayPoint PLC	110,047	613,371
Persimmon PLC	107,990	704,703
Premier Farnell PLC	483,963	2,173,890
Premier Foods PLC (b)	1,512,679	456,613
Punch Taverns PLC (b)	248,473	291,766
PV Crystalox Solar PLC	426,703	347,395
Rank Group PLC	859,517	1,700,969
Redrow PLC (b)	316,592	672,132
Regus PLC	274,342	370,679
Restaurant Group PLC	350,322	1,508,325
RPS Group PLC	318,843	1,150,149
Salamander Energy PLC (b)	93,298	393,664
Senior PLC	694,359	1,638,296
Shaftesbury PLC	337,365	2,366,317
Shanks Group PLC	435,979	858,699
SIG PLC (b)	308,772	622,173
Spectris PLC	116,961	2,400,704
Spirent Communications PLC	351,616	813,651
St. James’s Place PLC	195,795	814,494
Stagecoach Group PLC	320,945	1,066,279
Taylor Wimpey PLC (b)	1,478,021	729,162
Telecity Group PLC (b)	80,959	596,249
Tullett Prebon PLC	265,782	1,592,914
Ultra Electronics Holdings PLC	53,776	1,427,938
Unite Group PLC (b)	300,957	914,587
Victrex PLC	161,267	3,744,394
Wellstream Holdings PLC	55,764	689,725
WH Smith PLC	176,045	1,342,294
Wincanton PLC	246,205	670,720
Yell Group PLC (a)(b)	1,332,235	302,443

		90,730,982

TOTAL COMMON STOCKS —
(Cost $752,303,291)		805,055,960

RIGHTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Transfield Services (1/12/11) (b)	47,454	17,511

FRANCE — 0.0% (f)
Rubis (expired 12/15/10) (a)(b)	22,821	101,250

TOTAL RIGHTS —
(Cost $0)		118,761

WARRANTS — 0.0% (f)
CANADA — 0.0% (f)
Kinross Gold Corp. (expiring 9/17/14) (b)	463	2,185

ITALY — 0.0% (f)
Interpump Group SpA (expiring 10/31/12) (b)	8	7

TOTAL WARRANTS —
(Cost $2,206)		2,192

SHORT TERM INVESTMENTS — 7.8%
UNITED STATES — 7.8%
MONEY MARKET FUNDS — 7.8%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	63,024,335	63,024,335
State Street Institutional Liquid Reserves Fund 0.18% (h)(i)	147,567	147,567

TOTAL SHORT TERM INVESTMENTS —
(Cost $63,171,902)		63,171,902

TOTAL INVESTMENTS — 107.6%
(Cost $815,477,399)		868,348,815
OTHER ASSETS & LIABILITIES — (7.6)%		(61,690,595)

NET ASSETS — 100.0%		$806,658,220

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	7.7%
Machinery	6.5
Oil, Gas & Consumable Fuels	4.8
Commercial Banks	4.6
Electronic Equipment, Instruments & Components	4.1
Real Estate Investment Trusts	3.9
Real Estate Management & Development	3.7
Chemicals	3.7
Capital Markets	3.4
Specialty Retail	3.2
Hotels, Restaurants & Leisure	3.0
Commercial Services & Supplies	2.8
Construction & Engineering	2.7
Media	2.5
Food Products	2.2
Auto Components	2.1
Professional Services	2.0
Pharmaceuticals	2.0
Energy Equipment & Services	2.0
Software	1.8
Household Durables	1.7
Health Care Equipment & Supplies	1.7
Textiles, Apparel & Luxury Goods	1.6
Insurance	1.5
Semiconductors & Semiconductor Equipment	1.5
Building Products	1.5
Industrial Conglomerates	1.4
Electrical Equipment	1.4
Trading Companies & Distributors	1.4
IT Services	0.9
Beverages	0.9
Health Care Providers & Services	0.9
Biotechnology	0.9
Distributors	0.8
Communications Equipment	0.8
Multiline Retail	0.8
Gas Utilities	0.8
Road & Rail	0.8
Transportation Infrastructure	0.8
Paper & Forest Products	0.8
Consumer Finance	0.8
Diversified Financial Services	0.7
Construction Materials	0.6
Containers & Packaging	0.6
Marine	0.6
Diversified Consumer Services	0.6
Internet Software & Services	0.5
Automobiles	0.5
Aerospace & Defense	0.5
Thrifts & Mortgage Finance	0.4
Food & Staples Retailing	0.4
Airlines	0.4
Electric Utilities	0.3
Leisure Equipment & Products	0.3
Computers & Peripherals	0.2
Internet & Catalog Retail	0.1
Life Sciences Tools & Services	0.1
Health Care Technology	0.1
Air Freight & Logistics	0.1
Wireless Telecommunication Services	0.1
Household Products	0.1
Independent Power Producers & Energy Traders	0.1
Diversified Telecommunication Services	0.1
Short Term Investments	7.8
Other Assets & Liabilities	(7.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Carnegie Investment Bank AB, which was Level 2 and part of the Capital Markets Industry, Connaught PLC, which was Level 2 and part of the Commercial Services & Supplies Industry, Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textile, Apparel & Luxury Goods Industry and China Gas Holdings, Ltd., which was Level 2 and part of the Gas Utilities Industry, each representing less than 0.07% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 18.1%
Abacus Property Group	1,183,129	$2,777,235
Astro Japan Property Group (a)	2,425,065	820,318
Bunnings Warehouse Property Trust (a)	1,566,511	2,810,067
CFS Retail Property Trust (a)	7,788,224	14,050,644
Charter Hall Office REIT	1,952,868	5,705,095
Charter Hall Retail REIT (a)	1,210,082	3,646,761
Commonwealth Property Office Fund (a)	11,034,010	9,387,643
Dexus Property Group (a)	22,718,874	18,513,949
Goodman Group (a)	30,018,452	20,000,773
GPT Group	8,744,416	26,352,587
ING Industrial Fund	11,181,457	6,017,316
ING Office Fund	11,421,400	6,497,667
Westfield Group	10,255,813	100,711,886
Westfield Retail Trust (b)	15,757,250	41,510,568

		258,802,509

AUSTRIA — 2.3%
Atrium European Real Estate, Ltd.	883,871	5,181,762
CA Immobilien Anlagen AG (a)(b)	370,101	5,913,426
IMMOFINANZ AG (a)(b)	4,920,527	21,051,025

		32,146,213

BELGIUM — 0.9%
Befimmo Sicafi S.C.A. (a)	64,250	5,283,731
Cofinimmo	56,156	7,338,492

		12,622,223

CANADA — 9.2%
Artis REIT (a)	171,214	2,276,191
Boardwalk REIT	111,744	4,638,897
Brookfield Asset Management, Inc. (Class A) (a)	2,412,047	80,591,718
Calloway REIT	225,109	5,294,417
Canadian Apartment Properties REIT	174,939	3,017,616
Canadian REIT	152,739	4,772,854
Chartwell Seniors Housing REIT	325,925	2,683,104
Extendicare REIT	185,599	1,714,687
First Capital Realty, Inc. (a)	281,947	4,287,444
H&R REIT	332,122	6,494,370
Primaris Retail REIT	157,673	3,100,619
RioCan REIT	578,794	12,814,842

		131,686,759

CHINA — 3.9%
Hongkong Land Holdings, Ltd. (a)	5,646,000	40,764,120
Kerry Properties, Ltd.	2,909,170	15,156,508

		55,920,628

FRANCE — 8.9%
Fonciere Des Regions (a)	102,597	9,965,070
Gecina SA	98,583	10,885,835
Klepierre	442,402	16,021,661
SILIC	44,209	5,496,130
Unibail-Rodamco SE	429,543	85,285,554

		127,654,250

GERMANY — 0.2%
IVG Immobilien AG (a)(b)	384,766	3,330,930

HONG KONG — 9.7%
Champion REIT (a)	7,228,174	4,267,920
GZI REIT	3,444,000	1,922,773
Hang Lung Group, Ltd.	3,998,808	26,286,119
Hang Lung Properties, Ltd.	9,225,755	43,140,120
Hysan Development Co., Ltd.	2,871,847	13,521,267
Prosperity REIT	5,477,000	1,240,025
The Link REIT	10,376,760	32,236,948
Wheelock & Co., Ltd.	3,902,545	15,788,599

		138,403,771

ITALY — 0.2%
Beni Stabili SpA (a)	3,877,518	3,292,795

JAPAN — 19.3%
Aeon Mall Co., Ltd.	375,840	10,102,105
Daibiru Corp.	272,500	2,244,375
Daiwa Office Investment Corp. (a)	1,220	4,342,691
Frontier Real Estate Investment Corp.	829	7,921,521
Fukuoka REIT Corp.	430	3,371,925
Global One Real Estate Investment Co., Ltd. (a)	458	4,235,251
Hankyu REIT, Inc.	406	2,167,536
Heiwa Real Estate Co., Ltd.	711,000	2,244,202
Japan Excellent, Inc. (a)	664	4,404,562
Japan Hotel and Resort, Inc.	367	1,177,405
JAPAN OFFICE Investment Corp.	711	891,544
Japan Prime Realty Investment Corp. (a)	3,372	10,393,934
Japan Real Estate Investment Corp.	2,305	23,929,597
Japan Retail Fund Investment Corp.	7,968	15,296,438
Kenedix Realty Investment Corp.	1,113	5,235,306
Mitsui Fudosan Co., Ltd.	4,149,000	82,821,417
Mori Hills REIT Investment Corp.	867	3,356,612
Mori Trust Sogo REIT, Inc. (a)	809	7,929,906
Nippon Building Fund, Inc. (a)	2,548	26,169,583
Nomura Real Estate Office Fund, Inc.	1,370	9,898,527
NTT Urban Development Corp. (a)	5,178	5,107,453
Orix JREIT, Inc. (a)	1,179	7,675,384
Premier Investment Corp. (a)	663	3,351,581
Shoei Co., Ltd.	174,390	1,593,280
Tokyu Land Corp.	2,159,000	10,860,884
Tokyu REIT, Inc.	805	5,816,287
Top REIT, Inc.	739	4,974,958
United Urban Investment Corp. (a)	6,875	8,798,779

		276,313,043

NETHERLANDS — 2.2%
Corio NV	271,173	17,467,490
Eurocommercial Properties NV (a)	166,312	7,685,230

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

VastNed Retail NV	87,161	$6,078,069

		31,230,789

NEW ZEALAND — 0.7%
AMP NZ Office Trust	3,676,352	2,240,134
Argosy Property Trust (a)	2,631,786	1,500,844
Goodman Property Trust (a)	3,429,909	2,545,473
Kiwi Income Property Trust (a)	4,636,720	3,622,205

		9,908,656

SINGAPORE — 7.5%
Ascendas REIT	6,956,831	11,241,279
Cambridge Industrial Trust	4,619,549	1,911,214
CapitaCommercial Trust (a)	8,977,676	10,512,091
CapitaLand, Ltd. (a)	11,927,999	34,544,223
CapitaMall Trust	9,477,168	14,426,039
Frasers Commercial Trust (a)	11,398,522	1,468,136
Global Logistic Properties Ltd. (b)	5,521,000	9,309,051
Guocoland, Ltd. (a)	1,548,666	3,118,971
Mapletree Logistics Trust (a)	6,039,080	4,549,168
Singapore Land, Ltd.	500,000	2,896,062
Starhill Global REIT (a)	4,805,482	2,344,504
Suntec REIT (a)	8,030,351	9,402,854
United Industrial Corp., Ltd.	1,125,000	2,195,465

		107,919,057

SOUTH AFRICA — 0.8%
Capital Property Fund	1,988,291	2,467,425
Fountainhead Property Trust	4,694,012	4,966,645
SA Corporate Real Estate Fund	3,800,352	1,820,975
Sycom Property Fund	499,338	1,563,887

		10,818,932

SPAIN — 0.0% (c)
Martinsa-Fadesa SA (b)(d)(e)	35,998	0

SWEDEN — 2.3%
Castellum AB	810,588	11,038,374
Fabege AB (a)	674,978	7,886,465
Great Portland Estates PLC	1,473,538	8,323,822
Kungsleden AB	643,289	5,884,747

		33,133,408

SWITZERLAND — 2.2%
PSP Swiss Property AG	163,623	13,165,674
Swiss Prime Site AG (b)	242,363	18,136,272

		31,301,946

UNITED KINGDOM — 11.3%
Big Yellow Group PLC	541,106	2,968,530
British Land Co. PLC	4,166,129	34,211,580
Capital & Counties Properties PLC	2,707,916	6,389,154
Capital Shopping Centres Group PLC	2,825,605	18,474,252
Derwent London PLC	475,072	11,610,669
Grainger PLC	1,950,291	3,227,523
Hammerson PLC	3,334,564	21,781,023
Land Securities Group PLC	3,603,986	38,031,015
Segro PLC	3,460,431	15,516,656
Shaftesbury PLC	1,063,199	7,457,401
Workspace Group PLC	4,053,488	1,491,392

		161,159,195

TOTAL COMMON STOCKS —
(Cost $1,358,293,017)		1,425,645,104

SHORT TERM INVESTMENTS — 8.5%
UNITED STATES — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Potfolio (f)(g)	122,215,383	122,215,383
State Street Institutional Liquid Reserves Fund 0.18% (g)(h)	83,902	83,902

TOTAL SHORT TERM INVESTMENTS —
(Cost $122,299,285)		122,299,285

TOTAL INVESTMENTS — 108.2%
(Cost $1,480,592,302)		1,547,944,389
OTHER ASSETS & LIABILITIES — (8.2)%		(117,460,685)

NET ASSETS — 100.0%		$1,430,483,704

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Company has filed for insolvency.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Investment Trusts	62.1%
Real Estate Management & Development	37.5
Short Term Investments	8.6
Other Assets & Liabilities	(8.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 1.7%
AGL Energy, Ltd.	19,355	$302,161
Asciano Group (a)	126,366	206,602
Macquarie Atlas Roads Group (a)	779	1,214
Transurban Group (b)	62,617	328,630

		838,607

BRAZIL — 0.9%
Centrais Eletricas Brasileiras SA ADR	11,283	151,165
Companhia Energetica de Minas Gerais ADR	16,461	273,088

		424,253

CANADA — 5.8%
Canadian Utilities, Ltd. (Class A)	3,701	202,621
Emera, Inc.	4,935	155,701
Enbridge, Inc. (b)	16,539	936,597
Fortis, Inc. (b)	7,485	255,966
TransAlta Corp. (b)	9,466	201,485
TransCanada Corp. (b)	29,697	1,135,399

		2,887,769

FINLAND — 1.2%
Fortum OYJ	19,215	580,776

FRANCE — 8.0%
EDF SA	11,179	460,339
GDF Suez	71,966	2,592,261
Suez Environnement Co.	15,798	327,444
Veolia Environnement SA	21,308	625,171

		4,005,215

GERMANY — 7.7%
E.ON AG	86,635	2,665,626
RWE AG	17,086	1,143,566

		3,809,192

HONG KONG — 3.3%
CLP Holdings, Ltd.	78,727	639,040
Hong Kong & China Gas Co., Ltd.	235,339	554,619
Hongkong Electric Holdings, Ltd.	70,000	441,234

		1,634,893

ITALY — 5.3%
A2A SpA	69,963	96,581
Atlantia SpA	19,000	389,224
Enel SpA	303,297	1,521,762
Snam Rete Gas SpA	72,655	362,590
Terna Rete Elettrica Nationale SpA	64,827	274,821

		2,644,978

JAPAN — 10.1%
Chubu Electric Power Co., Inc. (b)	24,698	607,820
Hokkaido Electric Power Co., Inc.	7,200	147,365
Hokuriku Electric Power Co. (b)	7,300	179,563
Kyushu Electric Power Co., Inc.	15,618	350,469
Shikoku Electric Power Co., Inc. (b)	7,635	224,800
The Chugoku Electric Power Co., Inc. (b)	12,075	245,654
The Kansai Electric Power Co., Inc.	30,837	761,942
The Tokyo Electric Power Co., Inc.	51,267	1,253,467
Tohoku Electric Power Co., Inc. (b)	16,508	368,405
4,139,485
Osaka Gas Co., Ltd. (b)	71,000	275,754
Tokyo Gas Co., Ltd.	89,000	395,043
670,797
Electric Power Development Co., Ltd. (b)	7,141	224,254

		5,034,536

PORTUGAL — 1.1%
Brisa Auto- Estradas de Portugal SA (b)	20,046	140,353
EDP — Energias de Portugal SA	118,143	394,811

		535,164

SOUTH KOREA — 0.6%
Korea Electric Power Corp. ADR	22,155	299,314

SPAIN — 5.3%
Abertis Infraestructuras SA	16,122	291,011
Enagas	7,966	159,394
Gas Natural SDG SA (b)	16,127	248,588
Iberdrola Renovables SA (b)	37,635	134,099
Iberdrola SA (b)	232,894	1,802,149

		2,635,241

UNITED KINGDOM — 8.7%
Centrica PLC	222,799	1,156,705
International Power PLC	65,830	451,020
National Grid PLC	149,758	1,296,612
Pennon Group PLC	15,624	156,555
Scottish & Southern Energy PLC	39,999	767,150
Severn Trent PLC	10,175	235,453
United Utilities Group PLC	29,158	270,256

		4,333,751

UNITED STATES — 39.7%
Allegheny Energy, Inc.	7,245	175,619
Alliant Energy Corp.	4,771	175,430
Ameren Corp.	10,418	293,683
American Electric Power Co., Inc.	20,593	740,936
American Water Works Co., Inc.	7,526	190,333
Aqua America, Inc. (b)	5,899	132,609
Calpine Corp. (a)(b)	14,343	191,336
CenterPoint Energy, Inc.	18,446	289,971
CMS Energy Corp.	10,470	194,742
Consolidated Edison, Inc. (b)	12,541	621,657
Constellation Energy Group, Inc.	8,720	267,094
Dominion Resources, Inc. (b)	25,099	1,072,229
DTE Energy Co.	7,402	335,459
Duke Energy Corp.	57,090	1,016,773
Edison International (b)	14,242	549,741
El Paso Corp.	30,082	413,928
Entergy Corp.	7,806	552,899
Exelon Corp. (b)	28,702	1,195,151
FirstEnergy Corp. (b)	13,332	493,551
Integrys Energy Group, Inc. (b)	3,396	164,740
Kinder Morgan Management, LLC (a)	3,954	264,443
National Fuel Gas Co.	3,559	233,542
NextEra Energy, Inc.	17,923	931,817
NiSource, Inc.	12,220	215,316
Northeast Utilities	7,746	246,942
NRG Energy, Inc. (a)	10,581	206,753
NSTAR (b)	4,598	193,990
NV Energy, Inc.	10,012	140,669
OGE Energy Corp.	4,184	190,539

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Oneok, Inc.	4,561	$252,999
Pepco Holdings, Inc.	9,584	174,908
PG&E Corp.	16,882	807,635
Pinnacle West Capital Corp.	4,678	193,903
PPL Corp.	20,823	548,061
Progress Energy, Inc.	12,624	548,891
Public Service Enterprise Group, Inc.	21,961	698,579
SCANA Corp. (b)	5,538	224,843
Sempra Energy	10,356	543,483
Southern Co.	35,935	1,373,795
Spectra Energy Corp.	28,043	700,795
TECO Energy, Inc.	9,167	163,173
The AES Corp. (a)	34,252	417,189
The Williams Cos., Inc.	25,161	621,980
Wisconsin Energy Corp.	5,028	295,948
Xcel Energy, Inc.	21,076	496,340

		19,754,414

TOTAL COMMON STOCKS —
(Cost $67,760,390)		49,418,103

SHORT TERM INVESTMENTS — 11.1%
UNITED STATES — 11.1%
MONEY MARKET FUNDS — 11.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,434,646	5,434,646
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	87,453	87,453

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,522,099)		5,522,099

TOTAL INVESTMENTS — 110.5%
(Cost $73,282,489)		54,940,202
OTHER ASSETS & LIABILITIES — (10.5)%		(5,201,431)

NET ASSETS — 100.0%		$49,738,771

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	56.2%
Multi-Utilities	41.4
Gas Utilities	1.3
Independent Power Producers & Energy Traders	0.5
Short Term Investments	11.1
Other Assets & Liabilities	(10.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 8.4%
BHP Billiton, Ltd.	52,854	$2,451,555
Incitec Pivot, Ltd.	70,114	284,607
Newcrest Mining, Ltd.	12,779	529,728
Rio Tinto, Ltd.	7,563	662,602
Woodside Petroleum, Ltd.	6,561	286,231

		4,214,723

BRAZIL — 4.5%
Companhia Siderurgica Nacional SA ADR	15,470	257,885
Gerdau SA ADR	9,569	133,870
Petroleo Brasileiro SA ADR	19,013	719,452
Vale SA ADR	32,617	1,127,570

		2,238,777

CANADA — 13.6%
Agnico-Eagle Mines, Ltd.	2,666	205,521
Agrium, Inc.	6,786	624,887
Barrick Gold Corp.	15,748	837,479
Canadian Natural Resources, Ltd.	9,238	412,324
Goldcorp, Inc.	11,986	553,432
Imperial Oil, Ltd.	7,020	286,692
Kinross Gold Corp.	17,517	333,363
Potash Corp. of Saskatchewan, Inc.	12,869	1,992,507
Sino-Forest Corp. (a)	10,746	251,874
Suncor Energy, Inc.	13,331	513,572
Teck Resources, Ltd. (Class B)	9,999	621,786
Viterra, Inc. (a)	16,193	151,231

		6,784,668

CHILE — 0.8%
Sociedad Quimica y Minera de Chile SA ADR	6,906	403,449

CHINA — 0.9%
China Agri-Industries Holdings, Ltd.	110,000	124,806
China Coal Energy Co., Ltd	19,000	29,672
China Petroleum & Chemical Corp.	76,000	72,738
China Shenhua Energy Co., Ltd.	17,000	71,292
PetroChina Co., Ltd.	102,000	133,312
Yanzhou Coal Mining Co., Ltd.	6,000	18,331

		450,151

DENMARK — 0.4%
Danisco A/S	2,144	196,844

FINLAND — 1.5%
Stora Enso OYJ	28,846	297,397
UPM-Kymmene OYJ	23,965	425,027

		722,424

FRANCE — 2.1%
Total SA	20,109	1,069,648

GERMANY — 2.5%
K+S AG	8,518	644,044
Suedzucker AG	8,565	228,946
ThyssenKrupp AG	8,587	356,944

		1,229,934

HONG KONG — 1.2%
Chaoda Modern Agriculture Holdings, Ltd.	76,000	56,998
CNOOC, Ltd.	224,000	531,354

		588,352

INDIA — 0.8%
Reliance Industries, Ltd. GDR (b)	8,144	387,003

ITALY — 1.5%
ENI SpA	34,393	753,927

JAPAN — 1.9%
JFE Holdings, Inc.	10,000	348,684
Nippon Steel Corp.	106,000	381,628
OJI Paper Co., Ltd.	47,000	227,742

		958,054

LUXEMBOURG — 2.1%
ArcelorMittal	27,146	1,033,535

NETHERLANDS — 2.3%
Nutreco Holding NV	1,565	119,232
Royal Dutch Shell PLC (Class A)	30,426	1,018,707

		1,137,939

NORWAY — 2.8%
StatoilHydro ASA	27,026	644,439
Yara International ASA	13,174	764,942

		1,409,381

PERU — 1.1%
Compania de Minas Buenaventura SA ADR, Series B	2,632	128,863
Southern Copper Corp.	8,844	431,056

		559,919

RUSSIA — 4.6%
Gazprom OAO ADR	29,947	756,162
Lukoil OAO ADR	4,324	244,306
MMC Norilsk Nickel OJSC ADR	19,054	451,008
Novolipet Steel OJSC GDR	5,938	283,243
Rosneft Oil Co. GDR	53,807	385,258
Surgutneftegas AG OJSC ADR	17,865	189,369

		2,309,346

SINGAPORE — 3.2%
Golden Agri-Resources, Ltd.	561,000	350,338
Wilmar International, Ltd.	289,000	1,270,106

		1,620,444

SOUTH AFRICA — 0.6%
AngloGold Ashanti Ltd, ADR	3,591	176,785
Gold Fields Ltd, ADR	6,890	124,916

		301,701

SOUTH KOREA — 1.2%
POSCO ADR	5,778	622,233

SPAIN — 0.6%
Repsol YPF SA	10,867	303,964

SWEDEN — 0.9%
Svenska Cellulosa AB (Class B)	26,996	426,452

SWITZERLAND — 4.8%
Syngenta AG	4,194	1,230,618
Xstrata PLC	49,920	1,176,658

		2,407,276

UNITED KINGDOM — 6.9%
Anglo American PLC	22,379	1,168,682

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Antofagasta PLC	16,837	$424,937
BG Group PLC	28,812	584,620
BP PLC	157,412	1,147,358
Lonmin PLC (a)	3,466	106,686

		3,432,283

UNITED STATES — 28.6%
Alcoa, Inc.	16,936	260,645
Apache Corp.	3,199	381,417
Archer-Daniels-Midland Co.	28,348	852,708
Bunge, Ltd.	6,346	415,790
CF Industries Holdings, Inc.	2,999	405,315
Chevron Corp.	16,929	1,544,771
ConocoPhillips	12,477	849,684
Consol Energy, Inc.	1,924	93,776
Exxon Mobil Corp.	31,439	2,298,820
Freeport-McMoRan Copper & Gold, Inc.	7,920	951,113
International Paper Co.	19,137	521,292
MeadWestvaco Corp.	7,488	195,886
Monsanto Co.	23,527	1,638,420
Newmont Mining Corp.	7,926	486,894
Nucor Corp.	5,188	227,338
Occidental Petroleum Corp.	6,656	652,954
Peabody Energy Corp.	2,285	146,194
Plum Creek Timber Co., Inc.	7,058	264,322
Rayonier, Inc.	3,507	184,188
The Mosaic Co.	19,642	1,499,863
Weyerhaeuser Co.	23,621	447,145

		14,318,535

TOTAL COMMON STOCKS —
(Cost $46,479,249)		49,880,962

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.18% (c)(d) (Cost $58,859)	58,859	58,859

TOTAL INVESTMENTS — 99.9%
(Cost $46,538,108)		49,939,821
OTHER ASSETS & LIABILITIES — 0.1%		70,893

NET ASSETS — 100.0%		$50,010,714

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	33.7%
Oil, Gas & Consumable Fuels	33.1
Chemicals	19.0
Food Products	7.5
Paper & Forest Products	5.6
Real Estate Investment Trusts	0.9
Short Term Investments	0.1
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 6.1%
Alumina, Ltd.	215,292	$547,299
Amcor, Ltd.	93,286	645,454
AMP, Ltd. (a)	65,251	353,825
Australia & New Zealand Banking Group, Ltd.	42,480	1,016,755
BHP Billiton, Ltd.	94,943	4,403,791
BlueScope Steel, Ltd.	137,046	316,078
Boral, Ltd. (a)	135,081	668,785
Brambles, Ltd.	50,420	367,983
CFS Retail Property Trust (a)	158,399	285,766
Coca-Cola Amatil, Ltd.	67,072	746,648
Commonwealth Bank of Australia	34,359	1,788,104
CSL, Ltd.	19,704	732,970
Fortescue Metals Group, Ltd. (b)	58,999	395,519
Foster’s Group, Ltd.	80,940	471,256
Insurance Australia Group, Ltd.	73,948	294,106
Lend Lease Group	60,713	537,078
Macquarie Group, Ltd.	17,998	682,792
National Australia Bank, Ltd.	41,924	1,018,489
Newcrest Mining, Ltd.	16,871	699,354
Origin Energy, Ltd.	55,176	942,259
OZ Minerals, Ltd.	301,838	532,166
Qantas Airways, Ltd. (b)	172,207	448,363
QBE Insurance Group, Ltd.	24,991	464,949
Rio Tinto, Ltd. (a)	9,094	796,735
Santos, Ltd.	49,150	662,513
Sonic Healthcare, Ltd. (a)	25,290	300,713
Suncorp Group, Ltd. (b)	64,578	569,945
Toll Holdings, Ltd.	70,396	413,474
Transurban Group (a)	59,527	312,413
Wesfarmers, Ltd. PPS	12,593	416,943
Westfield Group	41,266	405,231
Westpac Banking Corp.	50,024	1,138,865
Woodside Petroleum, Ltd.	18,101	789,677
Woolworths, Ltd.	34,170	944,650

		25,110,948

AUSTRIA — 0.4%
Erste Group Bank AG	13,679	644,857
OMV AG	6,931	289,177
Raiffeisen International Bank-Holding AG (a)	9,246	508,563
Telekom Austria AG	14,166	199,926

		1,642,523

BELGIUM — 0.6%
Ageas	109,542	251,295
Ageas VVPR Strip (b)	5,332	7
Anheuser-Busch InBev NV	14,945	858,117
Anheuser-Busch InBev NV — VVPR Strip (b)	8,694	47
Delhaize Group	3,124	231,637
Dexia SA (a)(b)	45,216	157,715
KBC Groep NV (b)	8,967	306,757
Solvay SA	2,769	296,252
UCB SA (a)	4,657	160,376

		2,262,203

BRAZIL — 3.4%
Banco Bradesco SA ADR (a)	63,898	1,296,490
Companhia de Bebidas das Americas Preference Shares ADR (a)	44,655	1,385,645
Companhia Energetica de Minas Gerais ADR	48,249	800,451
Companhia Siderurgica Nacional SA ADR (a)	43,803	730,196
Gerdau SA ADR (a)	49,245	688,938
Itau Unibanco Holding SA Preference Shares ADR	90,185	2,165,342
Petroleo Brasileiro SA ADR	104,901	3,584,467
Tele Norte Leste Participacoes SA ADR (a)	17,612	258,896
Vale SA ADR Preference Shares (a)	103,262	3,120,578

		14,031,003

CANADA — 7.8%
Agnico-Eagle Mines, Ltd. (a)	3,139	241,984
Agrium, Inc.	5,138	473,131
Bank of Montreal (a)	16,920	978,777
Bank of Nova Scotia (a)	25,811	1,483,227
Barrick Gold Corp.	27,598	1,475,374
Brookfield Asset Management, Inc. (Class A) (a)	17,307	578,264
Brookfield Properties Corp. (a)	28,963	511,840
Cameco Corp.	11,590	470,062
Canadian Imperial Bank of Commerce (a)	10,500	827,721
Canadian National Railway Co.	15,422	1,029,789
Canadian Natural Resources, Ltd.	32,079	1,431,796
Canadian Pacific Railway, Ltd. (a)	6,907	449,183
Canadian Tire Corp., Ltd. (Class A)	5,151	353,491
Cenovus Energy, Inc. (a)	21,723	727,561
Enbridge, Inc. (a)	14,134	800,403
EnCana Corp.	22,595	661,489
Enerplus Resources Fund	9,099	280,850
Gildan Activewear, Inc. (a)(b)	12,119	345,769
Goldcorp, Inc.	21,215	979,564
Husky Energy, Inc. (a)	11,715	313,021
IGM Financial, Inc. (a)	9,786	428,017
Imperial Oil, Ltd.	13,142	536,711
Kinross Gold Corp.	14,120	268,716
Loblaw Cos., Ltd. (a)	9,346	379,709
Manulife Financial Corp. (a)	41,169	710,560
National Bank of Canada (a)	8,913	614,622
Nexen, Inc. (a)	11,360	260,663
Onex Corp.	15,759	479,439
Penn West Energy Trust (b)	12,457	298,873
Potash Corp. of Saskatchewan, Inc.	9,194	1,429,088
Research In Motion, Ltd. (b)	14,307	836,117
Rogers Communications, Inc. (Class B) (a)	13,954	485,894
Royal Bank of Canada (a)	33,419	1,759,656
Shaw Communications, Inc. (a)	14,953	321,287
Shoppers Drug Mart Corp. (a)	9,387	373,439
SNC-Lavalin Group, Inc. (a)	12,313	740,651
Sun Life Financial, Inc. (a)	16,623	503,717
Suncor Energy, Inc.	34,096	1,313,536
Talisman Energy, Inc.	36,606	814,899
Teck Resources, Ltd. (Class B)	20,751	1,290,398
TELUS Corp. (Non-Voting) (a)	7,578	329,843
Thomson Reuters Corp. (a)	16,427	615,651
TMX Group, Inc. (a)	7,173	266,808

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Toronto-Dominion Bank (a)	20,502	$1,532,002
TransAlta Corp. (a)	17,876	380,494
TransCanada Corp. (a)	16,993	649,690

		32,033,776

CHILE — 0.4%
Empresa Nacional de Electricidad SA ADR	14,989	842,532
Enersis SA ADR	29,591	687,103

		1,529,635

CHINA — 2.1%
Bank of China, Ltd. (a)	1,932,436	1,019,211
Bank of Communications Co., Ltd. (a)	344,100	346,594
China Construction Bank Corp.	1,431,720	1,283,707
China COSCO Holdings Co., Ltd. (b)	282,600	299,554
China Life Insurance Co., Ltd.	236,000	963,897
China Petroleum & Chemical Corp.	608,000	581,904
China Shenhua Energy Co., Ltd.	58,500	245,329
China Telecom Corp., Ltd.	696,000	364,400
Huaneng Power International, Inc. (a)	488,000	258,010
Industrial & Commercial Bank of China	1,179,045	878,181
PetroChina Co., Ltd.	586,000	765,890
Ping An Insurance Group Co. of China, Ltd.	60,000	670,727
Tencent Holdings, Ltd.	23,600	512,763
Zijin Mining Group Co., Ltd.	364,000	337,607

		8,527,774

DENMARK — 0.8%
A P Moller — Maersk A/S	60	545,577
Danske Bank A/S (b)	24,240	624,017
DSV A/S	15,579	345,804
Novo-Nordisk A/S (Class B)	14,731	1,668,056
Vestas Wind Systems A/S (a)(b)	6,472	205,175

		3,388,629

FINLAND — 1.3%
Elisa Oyj	9,963	217,463
Fortum OYJ	14,843	448,632
Kesko Oyj (Class B)	5,980	280,225
Kone Oyj (Class B)	10,972	612,331
Metso Oyj	13,465	755,074
Neste Oil Oyj (a)	9,520	152,620
Nokia OYJ	34,582	359,086
Outokumpu Oyj (a)	17,314	322,399
Sampo Oyj (Class A)	15,856	426,496
Stora Enso OYJ	40,413	416,651
UPM-Kymmene OYJ	25,497	452,197
Wartsila Oyj	9,531	730,099
YIT Oyj	1	25

		5,173,298

FRANCE — 6.3%
Accor SA	7,152	319,506
Air France-KLM (b)	18,325	335,079
Air Liquide SA	8,208	1,042,123
Alcatel-Lucent (a)(b)	143,356	419,256
Alstom SA	6,376	306,309
AXA SA	40,536	677,045
BNP Paribas	25,317	1,617,028
Bouygues SA	6,805	294,464
Cap Gemini SA	4,693	219,916
Carrefour SA	16,932	700,762
Credit Agricole SA	22,785	290,511
Danone	15,971	1,007,446
Essilor International SA	9,889	639,118
France Telecom SA	52,925	1,107,270
GDF Suez	30,140	1,085,662
Hermes International (a)	2,888	607,312
L’Oreal SA	7,948	885,853
Lagardere SCA	5,421	224,213
LVMH Moet Hennessy Louis Vuitton SA	6,470	1,068,487
Neopost SA (a)	2,651	231,881
Pernod — Ricard SA (a)	5,558	524,628
Peugeot SA (b)	12,477	475,542
PPR	4,121	657,895
Publicis Groupe SA	7,124	372,731
Renault SA (b)	12,686	740,323
Sanofi-Aventis SA	27,674	1,776,483
Schneider Electric SA (a)	7,266	1,091,743
Societe Generale	16,707	901,462
Sodexo	4,228	292,509
Technip SA	4,399	407,792
Total SA	56,809	3,021,812
Unibail-Rodamco SE	1,941	385,385
Vallourec SA	2,873	302,946
Veolia Environnement SA	9,931	291,373
Vinci SA	14,204	775,173
Vivendi SA	34,537	935,929

		26,032,967

GERMANY — 5.5%
Adidas AG	9,350	613,252
Allianz SE	12,521	1,493,807
BASF SE	25,620	2,051,921
Bayer AG	20,525	1,522,704
Commerzbank AG (a)(b)	50,860	378,956
Daimler AG (b)	25,490	1,734,770
Deutsche Bank AG (c)	22,573	1,184,058
Deutsche Boerse AG	7,226	502,151
Deutsche Lufthansa AG (b)	11,133	244,270
Deutsche Post AG	29,729	506,514
Deutsche Telekom AG	84,457	1,093,944
E.ON AG	50,556	1,555,530
Fresenius Medical Care AG & Co. KGaA	8,358	484,724
Linde AG	3,929	598,517
MAN SE	4,342	518,368
Merck KGaA	3,072	246,656
Metro AG	5,481	396,182
Muenchener Rueckversicherungs- Gesellschaft AG	6,416	976,508
RWE AG	13,809	924,236
Salzgitter AG	1,820	141,052
SAP AG	25,952	1,326,487
Siemens AG	22,617	2,812,690
ThyssenKrupp AG	10,900	453,091
TUI AG (a)(b)	30,176	425,068

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Volkswagen AG (a)	3,568	$506,906

		22,692,362

GREECE — 0.1%
Hellenic Telecommunications Organization SA ADR (a)	35,978	143,912
National Bank of Greece SA ADR (a)(b)	173,379	291,277

		435,189

HONG KONG — 3.5%
Bank of East Asia, Ltd.	188,214	788,094
Cheung Kong Holdings, Ltd.	60,000	925,434
China Merchants Holdings International Co., Ltd. (a)	116,178	458,815
China Mobile, Ltd.	179,000	1,777,646
China Overseas Land & Investment, Ltd.	122,000	225,680
China Resources Enterprise, Ltd.	122,000	499,855
Citic Pacific, Ltd.	122,000	317,020
CNOOC, Ltd.	534,217	1,267,225
COSCO Pacific, Ltd.	236,594	412,095
Esprit Holdings, Ltd.	49,704	236,575
Hang Lung Properties, Ltd.	122,000	570,478
Henderson Land Development Co., Ltd.	57,332	390,884
Hong Kong & China Gas Co., Ltd.	305,562	720,112
Hong Kong Exchanges and Clearing, Ltd.	47,200	1,070,457
Hutchison Whampoa, Ltd.	60,000	617,471
Li & Fung, Ltd.	122,000	707,801
Mongolia Energy Co., Ltd. (b)	359,000	107,141
New World Development Co., Ltd. (a)	371,451	697,637
Shangri-La Asia, Ltd.	122,000	331,144
Sun Hung Kai Properties, Ltd.	60,440	1,003,750
Swire Pacific, Ltd.	59,000	969,969
The Link REIT	144,472	448,824

		14,544,107

HUNGARY — 0.3%
MOL Hungarian Oil and Gas NyRt (a)(b)	3,741	374,850
Richter Gedeon NyRt	3,618	741,966

		1,116,816

INDIA — 2.3%
Dr. Reddy’s Laboratories, Ltd. ADR	23,341	862,683
HDFC Bank, Ltd. ADR (a)	8,529	1,425,281
ICICI Bank, Ltd. ADR	27,807	1,408,147
Infosys Technologies, Ltd. ADR	20,879	1,588,474
Reliance Industries, Ltd. GDR (d)	36,180	1,719,274
Tata Motors, Ltd. ADR (a)	81,729	2,397,929

		9,401,788

INDONESIA — 0.7%
Astra International Tbk PT	242,000	1,465,161
Bank Rakyat Indonesia Persero Tbk PT	797,050	928,859
Telekomunikasi Indonesia Tbk PT	334,000	294,706

		2,688,726

IRELAND — 0.1%
CRH PLC	6,583	136,887
Elan Corp. PLC (b)	31,710	176,543

		313,430

ISRAEL — 0.6%
Bank Hapoalim BM (b)	117,993	615,370
Bank Leumi Le-Israel BM	107,732	552,729
Teva Pharmaceutical Industries, Ltd. ADR	27,947	1,456,877

		2,624,976

ITALY — 1.9%
Assicurazioni Generali SpA	28,202	537,627
Atlantia SpA	18,484	378,654
Banca Monte dei Paschi di Siena SpA (a)(b)	178,342	203,606
Enel SpA	165,393	829,843
ENI SpA	67,442	1,478,392
Fiat SpA	43,704	904,679
Finmeccanica SpA	13,387	152,744
Intesa Sanpaolo SpA	226,045	615,599
Mediaset SpA (a)	34,169	207,538
Mediobanca SpA	19,302	172,458
Pirelli & C. SpA (a)	72,184	585,873
Saipem SpA	12,176	601,771
Telecom Italia SpA	397,529	515,706
UBI Banca ScpA	28,406	249,608
UniCredit SpA	146,211	303,639

		7,737,737

JAPAN — 15.0%
Aeon Co., Ltd. (a)	17,800	222,980
Aisin Seiki Co., Ltd.	11,500	407,367
Asahi Breweries, Ltd. (a)	18,200	352,982
Asahi Glass Co., Ltd. (a)	61,000	713,754
Asahi Kasei Corp.	61,000	398,619
Astellas Pharma, Inc. (a)	17,500	667,807
Bridgestone Corp. (a)	18,200	352,084
Canon, Inc. (a)	23,700	1,230,220
Central Japan Railway Co.	61	511,436
Chubu Electric Power Co., Inc. (a)	24,200	595,564
Credit Saison Co., Ltd.	17,500	288,053
Daiichi Sankyo Co., Ltd.	24,300	532,410
Daikin Industries, Ltd.	17,500	621,417
Daiwa Securities Group, Inc.	59,000	304,075
Denso Corp.	12,200	421,483
East Japan Railway Co.	12,200	794,230
Eisai Co., Ltd. (a)	6,100	221,121
Electric Power Development Co., Ltd.	6,100	191,563
Elpida Memory, Inc. (a)(b)	24,000	279,638
FANUC Corp.	5,900	907,133
FUJIFILM Holdings Corp.	17,500	633,500
Fujitsu, Ltd.	61,000	424,943
Furukawa Electric Co., Ltd.	61,000	274,521
Hankyu Hanshin Holdings, Inc.	61,000	283,546
Hitachi, Ltd.	121,000	645,990
Hokuhoku Financial Group, Inc.	122,000	248,197
Honda Motor Co., Ltd. (a)	41,700	1,652,987
Hoya Corp.	12,200	296,633
Inpex Corp.	58	340,041
ITOCHU Corp.	58,200	589,858
Japan Real Estate Investment Corp.	61	633,278

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Japan Retail Fund Investment Corp.	244	$468,415
Japan Tobacco, Inc.	115	426,083
JFE Holdings, Inc.	17,500	610,197
JS Group Corp.	11,900	262,195
JSR Corp.	12,200	227,890
JX Holdings, Inc.	105,508	716,786
Kajima Corp.	61,000	162,456
Kamigumi Co., Ltd.	58,000	487,713
KDDI Corp.	61	352,740
Keihin Electric Railway Co., Ltd. (a)	60,423	534,163
Kintetsu Corp. (a)	121,000	378,941
Kobe Steel, Ltd.	122,000	309,870
Komatsu, Ltd.	29,500	893,675
Konica Minolta Holdings, Inc.	30,500	317,391
Kubota Corp.	58,000	549,929
Kyocera Corp.	6,100	623,500
Makita Corp.	5,900	241,514
Marubeni Corp.	57,000	401,295
Marui Group Co., Ltd.	36,500	297,922
Mitsubishi Chemical Holdings Corp.	61,000	414,413
Mitsubishi Corp.	41,400	1,121,968
Mitsubishi Electric Corp.	61,000	640,799
Mitsubishi Estate Co., Ltd.	60,618	1,125,587
Mitsubishi Heavy Industries, Ltd.	121,000	455,027
Mitsubishi UFJ Financial Group, Inc.	242,200	1,310,965
Mitsui & Co., Ltd.	59,000	975,513
Mitsui Chemicals, Inc.	61,000	218,864
Mitsui Mining & Smelting Co., Ltd.	114,000	376,697
Mizuho Financial Group, Inc.	331,800	625,922
MS&AD Insurance Group Holdings, Inc.	18,500	464,182
Murata Manufacturing Co., Ltd.	6,100	427,951
NEC Corp. (a)	59,000	177,498
Nidec Corp.	6,100	617,483
Nippon Steel Corp.	175,000	630,047
Nippon Telegraph & Telephone Corp.	12,100	548,271
Nippon Yusen KK	61,000	270,760
Nissan Motor Co., Ltd.	60,800	579,476
Nitto Denko Corp.	12,100	570,649
NKSJ Holdings, Inc. (b)	57,938	427,186
Nomura Holdings, Inc.	66,300	420,991
NTT Data Corp.	61	211,419
NTT DoCoMo, Inc.	470	821,725
Obayashi Corp.	61,000	281,290
ORIX Corp. (a)	6,420	632,462
Osaka Gas Co., Ltd. (a)	121,000	469,946
Panasonic Corp.	60,600	861,498
Resona Holdings, Inc. (a)	18,200	109,283
Rohm Co., Ltd.	5,700	372,480
Secom Co., Ltd.	6,100	289,187
Seven & I Holdings Co., Ltd.	24,500	655,508
Sharp Corp. (a)	61,000	629,517
Shin-Etsu Chemical Co., Ltd.	12,100	656,433
Softbank Corp.	23,900	828,345
Sony Corp.	29,600	1,068,235
Sumitomo Chemical Co., Ltd. (a)	61,000	300,845
Sumitomo Corp.	30,400	430,671
Sumitomo Electric Industries, Ltd.	24,300	337,962
Sumitomo Metal Industries, Ltd.	122,000	300,845
Sumitomo Mitsui Financial Group, Inc.	18,200	648,966
T&D Holdings, Inc.	5,950	151,125
Takeda Pharmaceutical Co., Ltd.	23,700	1,167,394
TDK Corp.	6,100	424,943
Teijin, Ltd.	121,000	517,687
Terumo Corp.	12,100	681,795
The 77 Bank, Ltd.	116,697	620,139
The Bank of Yokohama, Ltd.	61,000	316,639
The Chiba Bank, Ltd.	58,000	377,585
The Joyo Bank, Ltd.	61,000	268,504
The Kansai Electric Power Co., Inc.	29,300	723,965
The Shizuoka Bank, Ltd.	61,000	563,331
The Sumitomo Trust & Banking Co., Ltd.	61,000	385,081
The Tokyo Electric Power Co., Inc.	42,400	1,036,671
Tokio Marine Holdings, Inc.	18,200	544,620
Tokyo Electron, Ltd.	6,100	386,585
Tokyo Gas Co., Ltd.	121,000	537,082
Tokyu Corp.	61,000	279,785
Toppan Printing Co., Ltd.	61,000	558,067
Toray Industries, Inc.	61,000	364,774
Toshiba Corp.	61,000	332,433
Toyota Motor Corp.	71,800	2,850,576
Toyota Tsusho Corp.	16,900	297,972
West Japan Railway Co.	121	452,790
Yahoo! Japan Corp. (a)	790	306,824
Yamada Denki Co., Ltd. (a)	3,570	243,854
Yamaha Corp.	23,400	290,823
Yamaha Motor Co., Ltd. (b)	24,300	396,386

		61,684,401

LUXEMBOURG — 0.2%
ArcelorMittal	19,909	757,999

MEXICO — 1.0%
America Movil SAB de CV	548,026	1,572,898
Cemex SAB de CV (b)	390,413	417,192
Fomento Economico Mexicano SAB de CV	56,739	317,644
Grupo Financiero Banorte SAB de CV	126,475	601,920
Grupo Modelo SAB de CV	72,143	448,920
Grupo Televisa SA de CV (Series CPO) (b)	111,833	577,571
Telefonos de Mexico SA de CV (a)	424,258	345,694

		4,281,839

NETHERLANDS — 3.0%
Aegon NV (b)	16,952	104,067
Akzo Nobel NV	9,229	575,539
ASML Holding NV	14,562	564,581
European Aeronautic Defence and Space Co. NV (b)	14,272	333,917
Heineken NV	7,707	379,350
ING Groep NV (b)	74,522	727,818
James Hardie Industries SE (b)	74,837	520,105
Koninklijke (Royal) KPN NV	58,065	850,637
Koninklijke Ahold NV	39,546	523,951
Koninklijke DSM NV	7,969	455,482
Koninklijke Philips Electronics NV	35,163	1,081,204
Reed Elsevier NV	29,749	369,445

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Royal Dutch Shell PLC (Class A)	102,739	$3,439,850
SBM Offshore NV	12,178	273,897
TNT NV	15,534	411,583
Unilever NV	49,954	1,561,469
Wolters Kluwer NV	14,088	309,956

		12,482,851

NORWAY — 0.7%
DnB NOR ASA	79,524	1,120,519
Norsk Hydro ASA (a)	73,732	540,511
StatoilHydro ASA	28,331	675,557
Telenor ASA	23,521	383,620
Yara International ASA (a)	6,027	349,955

		3,070,162

POLAND — 0.1%
Telekomunikacja Polska SA GDR (a)	79,990	442,665

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a)	246,015	192,084
Portugal Telecom, SGPS SA	45,492	511,430

		703,514

RUSSIA — 1.2%
Gazprom OAO ADR	72,078	1,819,969
Lukoil ADR	18,002	1,030,074
Mechel OJSC ADR (a)	29,091	850,330
Mobile TeleSystems OJSC ADR	28,376	592,207
Tatneft ADR (c)	22,515	745,247
Tatneft ADR (c)	989	32,736

		5,070,563

SINGAPORE — 1.2%
CapitaLand, Ltd.	121,000	350,423
DBS Group Holdings, Ltd.	58,468	653,575
Fraser and Neave, Ltd.	119,000	595,441
Singapore Exchange, Ltd. (a)	121,000	795,301
Singapore Press Holdings, Ltd. (a)	182,000	565,442
Singapore Telecommunications, Ltd.	485,000	1,154,717
United Overseas Bank, Ltd.	59,178	840,748

		4,955,647

SOUTH AFRICA — 1.6%
Anglo Platinum, Ltd. (a)(b)	4,793	502,885
AngloGold Ashanti, Ltd.	12,628	623,980
Discovery Holdings, Ltd.	1	6
FirstRand, Ltd.	118,710	350,078
Gold Fields, Ltd.	28,746	524,017
Harmony Gold Mining Co., Ltd.	25,089	314,762
Impala Platinum Holdings, Ltd.	18,234	642,073
MTN Group, Ltd.	43,142	876,567
Naspers, Ltd.	12,483	732,008
Sanlam, Ltd.	116,746	492,695
Sasol, Ltd.	18,273	956,441
Standard Bank Group, Ltd.	38,108	619,509
Telkom SA, Ltd.	19,823	113,861

		6,748,882

SOUTH KOREA — 3.7%
Hana Financial Group, Inc.	19,290	735,974
Hyundai Development Co. (b)	9,400	281,611
Hyundai Heavy Industries (b)	1,800	702,617
Hyundai Mobis (b)	4,785	1,199,518
Hyundai Motor Co. (b)	3,993	610,437
KB Financial Group, Inc. (b)	13,528	715,200
Kia Motors Corp. (b)	41,110	1,832,907
Korea Electric Power Corp. ADR	17,118	231,264
KT Corp. ADR (a)	12,308	256,006
KT&G Corp. (b)	4,672	266,348
LG Electronics, Inc. (b)	4,672	485,766
NHN Corp. (b)	1,642	328,429
POSCO ADR	8,902	958,656
Samsung C&T Corp. (b)	8,435	586,414
Samsung Electronics Co., Ltd. GDR (c)	110	46,409
Samsung Electronics Co., Ltd. GDR (c)	5,924	2,499,336
Samsung Fire & Marine Insurance Co., Ltd.	1,729	342,783
Samsung Heavy Industries Co., Ltd. (b)	13,280	482,101
Samsung Securities Co., Ltd.	5,460	423,849
Shinhan Financial Group Co., Ltd. (b)	10,557	492,083
Shinsegae Co., Ltd. (b)	459	248,327
SK Energy Co., Ltd. (b)	4,206	718,974
SK Holdings Co., Ltd. (b)	3,675	451,725
SK Telecom Co., Ltd. ADR (a)	14,166	263,913

		15,160,647

SPAIN — 2.6%
Abertis Infraestructuras SA	21,086	380,614
Acciona SA (a)	2,357	167,588
Acerinox SA (a)	21,055	370,733
ACS, Actividades de Construccion y Servicios SA (a)	10,311	485,183
Banco Bilbao Vizcaya Argentaria SA	67,215	681,703
Banco Popular Espanol SA (a)	57,627	296,869
Banco Santander SA	185,345	1,971,295
Ferrovial SA	32,459	323,760
Gas Natural SDG SA (a)	18,984	292,627
Iberdrola SA (a)	104,884	811,599
Indra Sistemas SA (a)	25,772	442,034
Industria de Diseno Textil SA	9,420	708,074
Mapfre SA (a)	67,480	188,117
Repsol YPF SA	26,880	751,870
Telefonica SA	120,009	2,731,334

		10,603,400

SWEDEN — 2.4%
Assa Abloy AB (Class B)	15,877	447,532
Atlas Copco AB (Class B)	36,522	826,286
Hennes & Mauritz AB (Class B)	26,421	880,327
Husqvarna AB (Class B) (a)	73,643	615,075
Nordea Bank AB	93,979	1,022,567
Sandvik AB	32,714	637,944
Securitas AB (Class B)	19,732	230,843
Skandinaviska Enskilda Banken AB (Class A)	94,546	788,956
Skanska AB (Class B)	19,669	389,995
SKF AB (Class B)	19,120	544,916
Svenska Handelsbanken AB (Class A)	16,806	537,214
Tele2 AB (Class B)	24,502	508,784

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Telefonaktiebolaget LM Ericsson (Class B)	86,569	$1,006,324
TeliaSonera AB	58,069	460,382
Volvo AB ADR (Class A) (b)	53,107	908,440

		9,805,585

SWITZERLAND — 6.0%
ABB, Ltd.	59,881	1,338,184
Adecco SA	4,898	321,857
Credit Suisse Group AG	25,904	1,046,887
Geberit AG	1,817	421,452
Givaudan SA	479	518,518
Holcim, Ltd.	7,659	580,526
Kuehne & Nagel International AG	5,968	832,357
Logitech International SA (a)(b)	22,011	420,337
Nestle SA	107,272	6,300,978
Novartis AG	55,999	3,301,303
Roche Holding AG	19,207	2,823,044
SGS SA	229	385,475
Swiss Reinsurance Co., Ltd.	8,269	446,230
Syngenta AG	3,247	952,746
The Swatch Group AG	1,970	880,910
UBS AG (b)	84,618	1,393,505
Wolseley PLC (b)	15,164	485,752
Xstrata PLC	41,832	986,017
Zurich Financial Services AG	3,931	1,021,444

		24,457,522

TAIWAN — 2.1%
AU Optronics Corp. ADR (a)(b)	80,675	840,633
Hon Hai Precision Industry Co., Ltd. GDR (c)	270,956	2,186,615
Hon Hai Precision Industry Co., Ltd. GDR (c)	125,740	1,014,722
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	247,689	3,106,020
United Microelectronics Corp. ADR (a)	435,911	1,377,479

		8,525,469

THAILAND — 0.6%
Bangkok Bank PCL	363,276	1,837,770
PTT PCL	46,377	492,309

		2,330,079

TURKEY — 0.3%
Akbank TAS	135,923	757,778
Turkiye Is Bankasi (c)	100,140	357,875

		1,115,653

UNITED KINGDOM — 13.6%
3i Group PLC	71,336	366,893
Anglo American PLC	39,134	2,043,667
AstraZeneca PLC	39,621	1,812,594
BAE Systems PLC	93,234	481,707
Barclays PLC	283,997	1,163,401
BG Group PLC	95,932	1,946,540
BHP Billiton PLC	47,330	1,890,349
BP PLC	526,955	3,840,916
British American Tobacco PLC	52,748	2,034,480
British Land Co. PLC	64,669	531,051
British Sky Broadcasting Group PLC	39,178	451,456
BT Group PLC	94,431	267,306
Burberry Group PLC	48,671	856,508
Capita Group PLC	25,474	277,788
Centrica PLC	183,173	950,979
Cobham PLC	84,618	269,601
Compass Group PLC	73,273	666,523
Diageo PLC	75,179	1,394,793
Experian PLC	42,839	535,226
FirstGroup PLC	52,931	330,077
G4S PLC	63,519	253,196
GlaxoSmithKline PLC	136,262	2,645,400
Hammerson PLC	54,257	354,401
HSBC Holdings PLC	461,020	4,699,616
ICAP PLC	66,217	554,649
Imperial Tobacco Group PLC	28,091	865,540
Inchcape PLC (b)	43	240
Intercontinental Hotels Group PLC	29,608	576,202
International Power PLC	49,735	340,749
J Sainsbury PLC	57,302	337,597
Land Securities Group PLC	30,386	320,648
Lloyds Banking Group PLC (b)	286,649	294,856
Marks & Spencer Group PLC	50,923	294,195
National Grid PLC	120,779	1,045,711
Next PLC	10,192	315,153
Old Mutual PLC	364,132	701,797
Pearson PLC	27,374	432,010
Prudential PLC	37,479	391,976
Reckitt Benckiser Group PLC	19,688	1,086,565
Reed Elsevier PLC	39,856	337,899
Rio Tinto PLC	35,871	2,519,684
Rolls-Royce Group PLC (b)	56,151	547,697
Royal Bank of Scotland Group PLC (b)	669,669	409,636
Royal Dutch Shell PLC (Class B)	74,039	2,451,692
RSA Insurance Group PLC	101,857	199,660
SABMiller PLC	25,533	902,053
Scottish & Southern Energy PLC	30,632	587,498
Severn Trent PLC	17,658	408,612
Smith & Nephew PLC	37,968	402,143
Smiths Group PLC	15,380	299,792
Standard Chartered PLC	35,461	957,990
Standard Life PLC	95,119	321,674
Tesco PLC	219,173	1,458,381
The Sage Group PLC	57,916	247,909
Tullow Oil PLC	5,998	118,418
Unilever PLC	38,050	1,169,418
United Utilities Group PLC	26,681	247,297
Vodafone Group PLC	1,457,301	3,782,934
Whitbread PLC	21,867	612,826
WPP PLC	38,208	472,282

		56,077,851

TOTAL COMMON STOCKS —
(Cost $414,072,974)		409,562,616

WARRANTS — 0.0% (e)
HONG KONG — 0.0% (e)
Henderson Land Development (expiring 6/1/11) (b)	800	185

ITALY — 0.0% (e)
Mediobanca Spa (expiring 3/18/11) (b)	15,365	114

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

UBI Banca ScpA (expiring 6/30/11) (b)	21,885	$94

		208

TOTAL WARRANTS —
(Cost $0)		393

SHORT TERM INVESTMENTS — 6.7%
UNITED STATES — 6.7%
MONEY MARKET FUNDS — 6.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	27,385,444	27,385,444
State Street Institutional Liquid Reserves Fund 0.18% (g)(h)	231,692	231,692

TOTAL SHORT TERM INVESTMENTS —
(Cost $27,617,136)		27,617,136

TOTAL INVESTMENTS — 106.4%
(Cost $441,690,110)		437,180,145
OTHER ASSETS & LIABILITIES — (6.4)%		(26,264,268)

NET ASSETS — 100.0%		$410,915,877

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represent 0.4% of net assets as of December 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	14.4%
Oil, Gas & Consumable Fuels	10.5
Metals & Mining	8.2
Pharmaceuticals	5.3
Electric Utilities	4.2
Insurance	3.6
Automobiles	3.3
Diversified Telecommunication Services	3.2
Machinery	3.0
Chemicals	3.0
Wireless Telecommunication Services	2.8
Food Products	2.4
Semiconductors & Semiconductor Equipment	2.1
Real Estate Management & Development	1.9
Beverages	1.9
Food & Staples Retailing	1.9
Electronic Equipment, Instruments & Components	1.7
Capital Markets	1.7
Media	1.7
Industrial Conglomerates	1.6
Road & Rail	1.2
Trading Companies & Distributors	1.2
Diversified Financial Services	1.2
Electrical Equipment	1.2
Textiles, Apparel & Luxury Goods	1.1
Real Estate Investment Trusts	0.9
Construction & Engineering	0.9
Household Durables	0.9
Tobacco	0.9
Hotels, Restaurants & Leisure	0.8
Auto Components	0.7
Communications Equipment	0.6
Building Products	0.6
IT Services	0.6
Construction Materials	0.6
Specialty Retail	0.5
Marine	0.5
Multiline Retail	0.5
Aerospace & Defense	0.4
Office Electronics	0.4
Health Care Equipment & Supplies	0.4
Commercial Services & Supplies	0.4
Software	0.4
Professional Services	0.4
Transportation Infrastructure	0.3
Computers & Peripherals	0.3
Air Freight & Logistics	0.3
Independent Power Producers & Energy Traders	0.3
Energy Equipment & Services	0.3
Internet Software & Services	0.3
Household Products	0.3
Airlines	0.2
Gas Utilities	0.2
Personal Products	0.2
Paper & Forest Products	0.2
Health Care Providers & Services	0.2
Biotechnology	0.2
Distributors	0.2
Containers & Packaging	0.2
Multi-Utilities	0.1
Leisure Equipment & Products	0.1
Consumer Finance	0.1
Short Term Investments	6.7
Other Assets & Liabilities	(6.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd.	1,880	$26,796

AIRLINES — 0.2%
All Nippon Airways Co., Ltd. (a)	5,000	18,679

AUTO COMPONENTS — 2.7%
Aisin Seiki Co., Ltd.	568	20,120
Bridgestone Corp. (b)	1,903	36,814
Denso Corp.	1,347	46,536
FCC Co., Ltd. (b)	484	11,291
Futaba Industrial Co., Ltd. (a)(b)	208	1,510
Keihin Corp.	256	5,776
NGK Spark Plug Co., Ltd.	1,160	17,821
NHK Spring Co., Ltd.	340	3,702
Nifco, Inc. (b)	528	14,329
Nissin Kogyo Co., Ltd. (b)	316	5,899
NOK Corp.	516	10,765
Showa Corp. (a)	1,012	7,736
Stanley Electric Co., Ltd.	344	6,434
Sumitomo Rubber Industries, Inc. (b)	908	9,494
Tokai Rika Co., Ltd.	20	378
Toyo Tire & Rubber Co., Ltd.	1,851	4,473
Toyota Industries Corp.	572	17,780

		220,858

AUTOMOBILES — 7.4%
Daihatsu Motor Co., Ltd.	464	7,128
Fuji Heavy Industries, Ltd.	2,347	18,231
Honda Motor Co., Ltd. (b)	4,774	189,241
Isuzu Motors, Ltd.	4,651	21,161
Mazda Motor Corp.	3,123	8,972
Mitsubishi Motors Corp. (a)(b)	13,173	19,166
Nissan Motor Co., Ltd.	5,862	55,870
Suzuki Motor Corp. (b)	1,092	26,928
Toyota Motor Corp.	6,477	257,147
Yamaha Motor Co., Ltd. (a)	616	10,048

		613,892

BEVERAGES — 1.1%
Asahi Breweries, Ltd. (b)	1,284	24,903
Ito En, Ltd. (b)	756	12,584
Kirin Holdings Co., Ltd. (b)	3,207	45,037
Takara Holdings, Inc.	1,479	8,717

		91,241

BUILDING PRODUCTS — 1.4%
Aica Kogyo Co., Ltd.	1,084	12,764
Asahi Glass Co., Ltd. (b)	3,299	38,601
Daikin Industries, Ltd.	732	25,993
JS Group Corp.	872	19,213
TOTO, Ltd.	2,444	17,749

		114,320

CAPITAL MARKETS — 1.5%
Daiwa Securities Group, Inc. (b)	4,482	23,099
Jafco Co., Ltd.	112	3,259
Mizuko Securities Co., Ltd. (b)	2,587	7,432
Nomura Holdings, Inc.	10,576	67,156
Okasan Securities Group, Inc.	1,107	4,572
SBI Holdings, Inc. (b)	79	12,000
Tokai Tokyo Financial Holdings, Inc.	1,967	7,470

		124,988

CHEMICALS — 4.4%
Asahi Kasei Corp.	2,859	18,683
Daicel Chemical Industries, Ltd.	1,055	7,714
DIC Corp.	3,391	7,609
Hitachi Chemical Co., Ltd.	476	9,866
JSR Corp.	660	12,328
Kaneka Corp.	1,224	8,497
Kansai Paint Co., Ltd.	1,092	10,583
Kuraray Co., Ltd.	1,471	21,111
Mitsubishi Chemical Holdings Corp.	3,123	21,217
Mitsubishi Gas Chemical Co., Inc.	1,268	9,021
Mitsui Chemicals, Inc.	2,843	10,200
Nissan Chemical Industries, Ltd.	1,416	18,384
Nitto Denko Corp.	384	18,110
Shin-Etsu Chemical Co., Ltd.	1,220	66,186
Showa Denko K.K. (b)	3,723	8,400
Sumitomo Chemical Co., Ltd. (b)	4,674	23,052
Taiyo Nippon Sanso Corp. (b)	2,180	19,272
Teijin, Ltd.	3,367	14,405
Tokai Carbon Co., Ltd.	828	5,156
Toray Industries, Inc. (b)	3,758	22,472
Tosoh Corp. (b)	2,599	8,460
Ube Industries, Ltd.	4,543	13,667
Zeon Corp.	1,132	9,491

		363,884

COMMERCIAL BANKS — 9.1%
Chuo Mitsui Trust Holdings, Inc.	2,981	12,387
Fukuoka Financial Group, Inc.	3,000	13,057
Hokuhoku Financial Group, Inc.	4,658	9,476
Mitsubishi UFJ Financial Group, Inc.	41,100	222,464
Mizuho Financial Group, Inc.	54,800	103,377
Mizuho Trust & Banking Co., Ltd. (a)(b)	5,370	5,562
Resona Holdings, Inc. (b)	1,600	9,607
Shinsei Bank, Ltd. (a)(b)	4,726	6,177
Sumitomo Mitsui Financial Group, Inc.	4,000	142,630
Suruga Bank, Ltd.	496	4,623
The 77 Bank, Ltd.	1,803	9,581
The Awa Bank, Ltd.	1,731	10,437
The Bank of Kyoto, Ltd.	916	8,696
The Bank of Yokohama, Ltd.	3,947	20,488
The Chiba Bank, Ltd.	3,063	19,940
The Chugoku Bank, Ltd.	504	6,109
The Hachijuni Bank, Ltd.	2,719	15,220
The Hiroshima Bank, Ltd. (b)	2,811	11,853
The Hyakugo Bank, Ltd.	2,147	9,265
The Iyo Bank, Ltd.	2,180	17,471
The Joyo Bank, Ltd.	2,155	9,486
The Juroku Bank, Ltd.	2,883	9,242
The Musashino Bank, Ltd.	220	6,673
The Nanto Bank, Ltd.	1,391	6,980
The Nishi-Nippon City Bank, Ltd.	3,799	11,570
The Shizuoka Bank, Ltd.	1,363	12,587
The Sumitomo Trust & Banking Co., Ltd. (b)	4,634	29,254
Yamaguchi Financial Group, Inc.	1,076	10,905

		755,117

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Aeon Delight Co., Ltd.	100	1,971
Dai Nippon Printing Co., Ltd.	1,739	23,714
Daiseki Co., Ltd.	200	4,180

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Nissha Printing Co., Ltd.	136	$3,614
Park24 Co., Ltd. (b)	500	5,357
Secom Co., Ltd.	668	31,668
Toppan Printing Co., Ltd. (b)	2,299	21,033

		91,537

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Aiphone Co., Ltd.	100	1,628

COMPUTERS & PERIPHERALS — 1.6%
Fujitsu, Ltd.	5,498	38,300
NEC Corp. (b)	5,918	17,804
Seiko Epson Corp.	676	12,336
Toshiba Corp.	11,633	63,397

		131,837

CONSTRUCTION & ENGINEERING — 1.1%
Chiyoda Corp.	688	6,854
COMSYS Holdings Corp.	1,000	10,678
JGC Corp.	760	16,558
Kajima Corp.	3,595	9,574
Maeda Corp. (b)	2,855	8,976
Obayashi Corp.	2,679	12,354
Shimizu Corp.	2,559	10,948
Taisei Corp.	4,995	11,702

		87,644

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp. (a)(b)	4,607	5,908

CONSUMER FINANCE — 0.3%
Acom Co., Ltd.	12	149
Aeon Credit Service Co., Ltd. (b)	540	7,643
Credit Saison Co., Ltd.	664	10,929
Orient Corp. (a)(b)	2,001	2,344
Promise Co., Ltd. (b)	364	2,096

		23,161

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Kaisha, Ltd. (b)	548	10,439

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc. (b)	492	7,013

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc.	328	15,125

DIVERSIFIED FINANCIAL SERVICES — 0.4%
ORIX Corp. (b)	306	30,145

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
Nippon Telegraph & Telephone Corp.	2,600	117,810

ELECTRIC UTILITIES — 4.1%
Chubu Electric Power Co., Inc.	1,963	48,310
Hokkaido Electric Power Co., Inc.	628	12,853
Hokuriku Electric Power Co. (b)	712	17,514
Kyushu Electric Power Co., Inc.	1,176	26,389
Shikoku Electric Power Co., Inc. (b)	772	22,730
The Chugoku Electric Power Co., Inc. (b)	848	17,252
The Kansai Electric Power Co., Inc.	2,411	59,573
The Okinawa Electric Power Co., Inc.	36	1,798
The Tokyo Electric Power Co., Inc.	4,267	104,327
Tohoku Electric Power Co., Inc. (b)	1,443	32,203

		342,949

ELECTRICAL EQUIPMENT — 2.0%
Fuji Electric Holdings Co., Ltd.	3,099	9,667
Fujikura, Ltd.	2,107	10,651
Furukawa Electric Co., Ltd.	1,899	8,546
Mitsubishi Electric Corp.	5,974	62,756
Nidec Corp. (b)	364	36,847
Sumitomo Electric Industries, Ltd.	1,887	26,244
Ushio, Inc. (b)	536	10,231

		164,942

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.7%
Alps Electric Co., Ltd.	868	10,082
Citizen Holdings Co., Ltd.	1,503	10,378
FUJIFILM Holdings Corp.	1,427	51,657
Hamamatsu Photonics K.K.	368	13,467
Hirose Electric Co., Ltd. (b)	208	23,466
Hitachi, Ltd.	12,933	69,046
Horiba, Ltd. (b)	204	5,793
Hoya Corp.	1,332	32,387
Ibiden Co., Ltd. (b)	496	15,668
Keyence Corp.	140	40,599
Kyocera Corp.	492	50,289
Murata Manufacturing Co., Ltd.	628	44,058
Nippon Electric Glass Co., Ltd.	1,548	22,369
Oki Electric Industry Co., Ltd. (a)	6,166	5,322
Omron Corp.	680	18,034
Shimadzu Corp.	1,312	10,207
TDK Corp.	496	34,553
Yaskawa Electric Corp.	604	5,719
Yokogawa Electric Corp.	964	7,678

		470,772

FOOD & STAPLES RETAILING — 1.6%
Aeon Co., Ltd. (b)	2,203	27,597
Cawachi, Ltd.	248	5,116
FamilyMart Co., Ltd.	452	17,053
Izumiya Co., Ltd.	1,740	6,886
Lawson, Inc.	200	9,901
Seven & I Holdings Co., Ltd.	2,239	59,905
UNY Co., Ltd. (b)	1,000	10,123

		136,581

FOOD PRODUCTS — 1.0%
Ajinomoto Co., Inc.	2,003	20,893
Hokuto Corp.	200	4,653
Kikkoman Corp.	1,256	14,092
MEIJI Holdings Co., Ltd.	200	9,050
Nissin Foods Holding Co., Ltd. (b)	340	12,199
Sakata Seed Corp. (b)	784	10,595
Yakult Honsha Co., Ltd. (b)	264	7,614

		79,096

GAS UTILITIES — 0.8%
Osaka Gas Co., Ltd. (b)	6,150	23,886
Saibu Gas Co., Ltd.	5,273	13,783
Tokyo Gas Co., Ltd.	6,873	30,507

		68,176

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Nakanishi, Inc.	100	10,603
Olympus Corp. (b)	542	16,426
Sysmex Corp.	100	6,942
Terumo Corp.	456	25,694

		59,665

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Medipal Holdings Corp.	592	$6,532
Miraca Holdings, Inc. (b)	336	13,547
Suzuken Co., Ltd.	332	10,152

		30,231

HOTELS, RESTAURANTS & LEISURE — 0.3%
Oriental Land Co., Ltd.	204	18,915
Round One Corp.	400	2,480

		21,395

HOUSEHOLD DURABLES — 3.5%
Casio Computer Co., Ltd. (b)	1,148	9,271
Funai Electric Co., Ltd.	195	6,804
Haseko Corp. (a)(b)	4,639	4,118
Panasonic Corp.	5,881	83,605
Pioneer Corp. (a)	1,160	4,806
Sangetsu Co., Ltd.	76	1,785
Sekisui Chemical Co., Ltd.	1,079	7,756
Sekisui House, Ltd.	1,679	16,996
Sharp Corp. (b)	2,519	25,996
Sony Corp.	3,411	123,100
Sumitomo Forestry Co., Ltd.	668	5,872

		290,109

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp. (b)	332	13,222

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Electric Power Development Co., Ltd.	440	13,818

INDUSTRIAL CONGLOMERATES — 0.4%
Hankyu Hanshin Holdings, Inc.	4,486	20,852
Keihan Electric Railway Co., Ltd.	2,747	11,414

		32,266

INSURANCE — 2.5%
MS&AD Insurance Group Holdings, Inc.	1,836	46,067
NKSJ Holdings, Inc. (a)	4,000	29,493
Sony Financial Holdings, Inc. (b)	4	16,201
T&D Holdings, Inc.	1,060	26,923
The Dai-ichi Life Insurance Co., Ltd.	21	34,152
Tokio Marine Holdings, Inc.	1,947	58,262

		211,098

INTERNET & CATALOG RETAIL — 0.4%
Dena Co., Ltd. (b)	400	14,362
Rakuten, Inc. (a)(b)	25	20,960

		35,322

INTERNET SOFTWARE & SERVICES — 0.2%
Yahoo! Japan Corp. (b)	52	20,196

IT SERVICES — 0.7%
CSK Corp. (a)	356	1,637
IT Holdings Corp.	432	5,763
Itochu Techno-Solutions Corp. (b)	308	11,564
NET One Systems Co., Ltd.	7	10,383
Nomura Research Institute, Ltd. (b)	300	6,688
NTT Data Corp.	4	13,863
Otsuka Corp.	12	820
TKC Corp. (b)	200	4,241

		54,959

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Namco Bandai Holdings, Inc. (b)	1,132	12,171
Nikon Corp. (b)	940	19,088
Roland Corp.	100	1,248
Sankyo Co., Ltd.	340	19,221
Sega Sammy Holdings, Inc.	1,031	19,640
Shimano, Inc. (b)	292	14,869
Yamaha Corp.	592	7,357

		93,594

MACHINERY — 5.7%
Amada Co., Ltd.	527	4,295
Amano Corp. (b)	636	6,171
FANUC Corp.	580	89,176
Glory, Ltd. (b)	544	13,415
IHI Corp. (b)	5,311	11,852
JTEKT Corp.	708	8,363
Kawasaki Heavy Industries, Ltd. (b)	3,978	13,390
Komatsu, Ltd.	2,739	82,975
Komori Corp.	388	4,607
Kubota Corp.	1,663	15,768
Kurita Water Industries, Ltd.	476	15,013
Makita Corp.	476	19,485
Minebea Co., Ltd.	1,255	7,922
Mitsubishi Heavy Industries, Ltd.	9,676	36,387
Mitsui Engineering & Shipbuilding Co., Ltd.	3,567	9,456
Mori Seiki Co., Ltd. (b)	468	5,557
NGK Insulators, Ltd.	1,320	21,565
NSK, Ltd.	1,463	13,240
NTN Corp.	1,495	7,945
OKUMA Corp. (a)	648	4,954
OSG Corp. (b)	512	6,205
SMC Corp.	220	37,731
Sumitomo Heavy Industries, Ltd.	1,795	11,553
The Japan Steel Works, Ltd.	708	7,402
THK Co., Ltd. (b)	500	11,510
Toshiba Machine Co., Ltd.	944	4,784

		470,721

MARINE — 0.6%
Kawasaki Kisen Kaisha, Ltd. (b)	2,759	12,144
Mitsui OSK Lines, Ltd.	2,491	17,015
Nippon Yusen KK	3,995	17,733

		46,892

MEDIA — 0.5%
Dentsu, Inc.	800	24,866
Jupiter Telecommunications Co.	4	4,212
Toho Co., Ltd. (b)	652	10,483

		39,561

METALS & MINING — 2.9%
Daido Steel Co., Ltd.	1,199	7,052
Dowa Holdings Co., Ltd.	767	5,040
JFE Holdings, Inc.	1,547	53,941
Kobe Steel, Ltd.	8,645	21,957
Mitsubishi Materials Corp. (a)(b)	4,027	12,860
Mitsui Mining & Smelting Co., Ltd.	2,839	9,381
Nippon Steel Corp.	13,755	49,522
Nisshin Steel Co., Ltd. (b)	2,951	6,586
Sumitomo Metal Industries, Ltd.	12,340	30,430
Sumitomo Metal Mining Co., Ltd.	1,575	27,556

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Tokyo Steel Manufacturing Co., Ltd. (b)	544	$5,943
Yodogawa Steel Works, Ltd.	1,963	9,149

		239,417

MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd. (b)	1,241	14,444
J Front Retailing Co., Ltd.	1,778	9,733
Marui Group Co., Ltd.	1,316	10,742
Ryohin Keikaku Co., Ltd.	136	5,643
Takashimaya Co., Ltd.	1,332	11,431
The Daiei, Inc. (a)(b)	702	2,778

		54,771

OFFICE ELECTRONICS — 3.1%
Brother Industries, Ltd.	932	13,836
Canon, Inc. (b)	3,758	195,070
Konica Minolta Holdings, Inc.	2,075	21,593
Ricoh Co., Ltd.	1,555	22,815

		253,314

OIL, GAS & CONSUMABLE FUELS — 1.2%
Cosmo Oil Co., Ltd.	2,927	9,600
Inpex Corp.	4	23,451
JX Holdings, Inc.	9,300	63,181
TonenGeneral Sekiyu K.K.	547	5,989

		102,221

PAPER & FOREST PRODUCTS — 0.3%
Nippon Paper Group, Inc. (b)	400	10,505
OJI Paper Co., Ltd. (b)	2,839	13,756

		24,261

PERSONAL PRODUCTS — 0.9%
Kao Corp.	1,639	44,216
Mandom Corp.	516	13,997
Shiseido Co., Ltd. (b)	932	20,385

		78,598

PHARMACEUTICALS — 4.5%
Astellas Pharma, Inc. (b)	1,371	52,318
Chugai Pharmaceutical Co., Ltd. (b)	816	14,991
Daiichi Sankyo Co., Ltd.	2,051	44,937
Dainippon Sumitomo Pharma Co., Ltd. (b)	460	4,186
Eisai Co., Ltd. (b)	540	19,575
Hisamitsu Pharmaceutical Co., Inc. (b)	204	8,602
Kissei Pharmaceutical Co., Ltd.	500	9,839
Kyowa Hakko Kirin Co., Ltd.	833	8,586
Mitsubishi Tanabe Pharma Corp.	1,000	16,904
Mochida Pharmaceutical Co., Ltd.	1,000	10,727
Nichi-iko Pharmaceutical Co., Ltd.	100	3,509
Ono Pharmaceutical Co., Ltd. (b)	232	10,841
Santen Pharmaceutical Co., Ltd.	456	15,855
Seikagaku Corp.	400	4,483
Shionogi & Co., Ltd.	996	19,685
Takeda Pharmaceutical Co., Ltd. (b)	2,455	120,926
Torii Pharmaceutical Co., Ltd.	100	2,170
Tsumura & Co.	100	3,242

		371,376

PROFESSIONAL SERVICES — 0.1%
Meitic Corp. (a)(b)	412	8,824

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.9%
Daikyo, Inc. (a)(b)	2,256	4,590
Daito Trust Construction Co., Ltd.	364	24,953
Daiwa House Industry Co., Ltd.	2,363	29,077
Heiwa Real Estate Co., Ltd.	2,356	7,437
Leopalace21 Corp. (a)(b)	544	1,053
Mitsubishi Estate Co., Ltd.	4,111	76,335
Mitsui Fudosan Co., Ltd.	2,923	58,348
Sumitomo Realty & Development Co., Ltd.	843	20,154
Tokyo Tatemono Co., Ltd.	1,540	7,139
Tokyu Land Corp.	2,664	13,401

		242,487

ROAD & RAIL — 3.5%
Central Japan Railway Co. (b)	5	41,921
East Japan Railway Co.	1,200	78,121
Keihin Electric Railway Co., Ltd. (b)	2,355	20,819
Keisei Electric Railway Co., Ltd.	1,147	7,665
Kintetsu Corp. (b)	6,038	18,910
Nagoya Railroad Co., Ltd.	4,362	11,886
Nankai Electric Railway Co., Ltd.	3,111	12,581
Nippon Express Co., Ltd.	3,555	16,043
Odakyu Electric Railway Co., Ltd.	1,483	13,823
Sotetsu Holdings, Inc. (b)	4,254	14,109
Tobu Railway Co., Ltd. (b)	3,007	16,906
Tokyu Corp.	3,391	15,553
West Japan Railway Co.	7	26,195

		294,532

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Advantest Corp. (b)	616	13,952
Dainippon Screen Manufacturing Co., Ltd. (a)	364	2,590
Disco Corp.	184	11,185
Elpida Memory, Inc. (a)(b)	776	9,042
Rohm Co., Ltd.	276	18,036
Sanken Electric Co., Ltd.	1,404	6,197
Shinko Electric Industries Co., Ltd. (b)	292	3,276
Sumco Corp. (a)(b)	546	7,809
Tokyo Electron, Ltd. (b)	540	34,222

		106,309

SOFTWARE — 1.5%
Konami Corp. (b)	392	8,342
Nintendo Co., Ltd.	348	102,248
NSD Co., Ltd. (b)	432	5,113
Square Enix Holdings Co., Ltd. (b)	396	7,031
Trend Micro, Inc.	168	5,554

		128,288

SPECIALTY RETAIL — 1.3%
Aoyama Trading Co., Ltd.	484	8,748
Autobacs Seven Co., Ltd.	80	3,147
Culture Convenience Club Co., Ltd. (b)	732	4,314
Fast Retailing Co., Ltd.	76	12,116
Hikari Tsushin, Inc.	84	1,837
Nitori Holding Co., Ltd.	110	9,630
Sanrio Co., Ltd. (b)	248	5,819
Shimachu Co., Ltd. (b)	484	11,344
Shimamura Co., Ltd.	132	12,255
USS Co., Ltd.	200	16,374

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Yamada Denki Co., Ltd. (b)	300	$20,492

		106,076

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Asics Corp.	1,064	13,696
Gunze, Ltd.	2,223	9,401
Nisshinbo Holdings, Inc.	584	6,409
Onward Holdings Co., Ltd.	580	5,028
The Japan Wool Textile Co., Ltd.	1,031	8,415
Toyobo Co., Ltd.	4,302	7,691

		50,640

TOBACCO — 0.7%
Japan Tobacco, Inc.	15	55,576

TRADING COMPANIES & DISTRIBUTORS — 4.3%
Hanwa Co., Ltd.	1,207	5,566
Inaba Denki Sangyo Co., Ltd.	456	12,926
ITOCHU Corp.	4,266	43,236
Iwatani Corp.	3,451	10,425
Marubeni Corp.	5,402	38,031
Mitsubishi Corp.	3,807	103,172
Mitsui & Co., Ltd.	5,002	82,704
Sojitz Corp. (b)	4,228	9,279
Sumitomo Corp.	3,175	44,980
Toyota Tsusho Corp.	539	9,503

		359,822

TRANSPORTATION INFRASTRUCTURE — 0.3%
Kamigumi Co., Ltd.	1,395	11,731
Mitsubishi Logistics Corp.	1,216	16,222

		27,953

WIRELESS TELECOMMUNICATION SERVICES — 2.7%
KDDI Corp.	11	63,609
NTT DoCoMo, Inc.	49	85,669
Softbank Corp.	2,215	76,769

		226,047

TOTAL COMMON STOCKS —
(Cost $10,152,268)		8,278,099

SHORT TERM INVESTMENTS — 11.4%
UNITED STATES — 11.4%
MONEY MARKET FUNDS — 11.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	935,949	935,949
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	13,238	13,238

TOTAL SHORT TERM INVESTMENTS —
(Cost $949,187)		949,187

TOTAL INVESTMENTS — 111.3% (g)
(Cost $11,101,455)		9,227,286
OTHER ASSETS & LIABILITIES — (11.3)%		(939,024)

NET ASSETS — 100.0%		$8,288,262

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
JAPAN — 100.0%
AIR FREIGHT & LOGISTICS — 0.3%
Kintetsu World Express, Inc.	6,900	$197,544

AUTO COMPONENTS — 5.8%
Ahresty Corp.	7,500	80,266
FCC Co., Ltd. (a)	9,713	226,583
Futaba Industrial Co., Ltd. (a)(b)	13,594	98,722
Kayaba Industry Co., Ltd.	27,902	213,982
Keihin Corp.	9,941	224,302
Koito Manufacturing Co., Ltd.	12,000	187,905
Musashi Seimitsu Industry Co., Ltd.	5,552	138,347
NHK Spring Co., Ltd.	25,000	272,178
Nifco, Inc.	12,279	333,223
Nippon Seiki Co., Ltd.	11,939	143,230
Nissan Shatai Co., Ltd.	15,000	131,126
Nissin Kogyo Co., Ltd. (a)	11,334	211,574
Press Kogyo Co., Ltd. (b)	26,569	127,759
Showa Corp. (b)	15,639	119,551
Takata Corp.	7,100	210,273
The Yokohama Rubber Co., Ltd.	33,986	175,996
Tokai Rika Co., Ltd.	10,100	191,153
Topre Corp.	17,434	132,843
Toyo Tire & Rubber Co., Ltd. (a)	43,372	104,814
Toyoda Gosei Co., Ltd.	8,300	195,156
Toyota Boshoku Corp. (a)	9,400	166,083
TS Tech Co., Ltd.	8,400	163,122
Unipres Corp. (a)	8,500	169,675

		4,017,863

BEVERAGES — 1.2%
Coca-Cola West Co. Ltd. (a)	9,900	179,556
Ito En, Ltd. (a)	12,500	208,064
Mikuni Coca-Cola Bottling Co., Ltd. (a)	27,645	251,550
Sapporo Holdings, Ltd. (a)	43,000	195,105

		834,275

BUILDING PRODUCTS — 2.2%
Aica Kogyo Co., Ltd.	17,019	200,396
Bunka Shutter Co., Ltd.	50,577	133,450
Central Glass Co., Ltd. (a)	51,309	239,132
Nichias Corp.	28,000	145,343
Nitto Boseki Co., Ltd. (a)	58,020	146,651
Noritz Corp.	7,365	130,219
Sankyo-Tateyama Holdings, Inc. (b)	122,467	155,528
Sanwa Holdings Corp.	62,910	199,345
Sekisui Jushi Corp.	14,938	152,686

		1,502,750

CAPITAL MARKETS — 1.2%
Jafco Co., Ltd.	5,500	160,039
Matsui Securities Co., Ltd (a)	17,300	123,290
Monex Group, Inc.	281	83,082
Okasan Securities Group, Inc.	34,447	142,282
Tokai Tokyo Financial Holdings, Inc.	59,721	226,793
Toyo Securities Co., Ltd.	49,457	85,980

		821,466

CHEMICALS — 7.1%
ADEKA Corp.	24,613	272,517
Asahi Organic Chemicals Industry Co., Ltd.	42,540	112,769
C. Uyemura & Co., Ltd.	2,276	101,445
Chugoku Marine Paints, Ltd.	13,000	110,437
DIC Corp.	105,000	235,620
Fujikura Kasei Co., Ltd.	21,438	148,021
Fujimi, Inc.	6,873	105,673
Ishihara Sangyo Kaisha, Ltd. (b)	115,811	119,945
Kureha Corp. (a)	31,000	186,906
Lintec Corp.	12,508	331,881
Nihon Parkerizing Co., Ltd.	14,401	207,923
Nippon Paint Co., Ltd. (a)	37,000	283,756
Nippon Shokubai Co., Ltd.	20,000	207,139
Nippon Soda Co., Ltd. (a)	33,065	158,180
Nippon Valqua Industries, Ltd.	39,025	119,329
NOF Corp.	45,731	223,848
Okamoto Industries, Inc. (a)	63,841	264,479
Sumitomo Bakelite Co., Ltd.	40,000	235,744
Taiyo Holdings Co., Ltd. (a)	8,000	256,556
The Nippon Synthetic Chemical Industry Co., Ltd.	13,000	87,196
Toagosei Co., Ltd.	54,000	253,005
Tokai Carbon Co., Ltd. (a)	40,542	252,435
Tokyo Ohka Kogyo Co., Ltd.	8,100	174,574
Toyo Ink Manufacturing Co., Ltd.	44,000	216,460
Zeon Corp. (a)	30,000	251,526

		4,917,364

COMMERCIAL BANKS — 8.7%
Aozora Bank, Ltd. (a)	142,290	294,738
Bank of the Ryukyus, Ltd.	12,481	147,731
Kansai Urban Banking Corp.	105,000	165,711
Kiyo Holdings, Inc.	187,754	261,589
Sapporo Hokuyo Holdings, Inc.	59,600	279,243
Senshu Ikeda Holdings, Inc. (a)	90,600	129,580
Shinsei Bank, Ltd. (a)(b)	161,000	210,419
The 77 Bank, Ltd.	37,000	196,622
The Aichi Bank, Ltd. (a)	2,449	152,487
The Awa Bank, Ltd. (a)	55,000	331,607
The Bank of Iwate, Ltd.	3,456	165,972
The Bank of Nagoya, Ltd.	37,000	119,524
The Bank of Okinawa, Ltd.	4,900	190,309
The Daishi Bank, Ltd.	61,000	188,780
The Fukushima Bank, Ltd.	262,478	158,577
The Higo Bank, Ltd.	40,000	207,139
The Hokkoku Bank, Ltd.	39,000	135,602
The Hyakugo Bank, Ltd.	59,000	254,608
The Hyakujushi Bank, Ltd.	50,000	184,329
The Juroku Bank, Ltd.	63,000	201,960
The Kagoshima Bank, Ltd.	33,000	221,343
The Keiyo Bank, Ltd.	47,000	232,957
The Musashino Bank, Ltd.	7,500	227,483
The Nagano Bank, Ltd.	91,534	176,060
The Nanto Bank, Ltd. (a)	45,000	225,818
The Shikoku Bank, Ltd.	66,000	205,068
The Taiko Bank, Ltd.	64,000	123,100
The Tochigi Bank, Ltd.	33,846	160,665
The Tokyo Tomin Bank, Ltd. (a)	9,205	131,654
Tomato Bank, Ltd.	104,872	197,835
TOMONY Holdings, Inc. (b)	33,305	130,994

		6,009,504

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Aeon Delight Co., Ltd.	4,900	$96,604
Asahi Holdings, Inc. (a)	5,900	125,049
Daiseki Co., Ltd. (a)	7,993	167,044
Duskin Co., Ltd.	14,600	276,141
Moshi Moshi Hotline, Inc.	6,272	164,717
Nissha Printing Co., Ltd. (a)	4,100	108,939
Okamura Corp.	25,884	163,720
Oyo Corp.	16,860	140,526
Park24 Co., Ltd. (a)	20,985	224,844

		1,467,584

COMMUNICATIONS EQUIPMENT — 0.7%
Aiphone Co., Ltd.	7,406	120,534
Denki Kogyo Co., Ltd.	32,303	158,518
Hitachi Kokusai Electric, Inc.	17,634	175,459

		454,511

COMPUTERS & PERIPHERALS — 0.6%
Eizo Nanao Corp.	8,000	187,609
Melco Holdings, Inc.	2,900	101,583
Wacom Co., Ltd. (a)	92	146,442

		435,634

CONSTRUCTION & ENGINEERING — 4.1%
Chiyoda Corp.	23,000	229,135
Chugai Ro Co., Ltd.	49,522	182,567
Kandenko Co., Ltd.	28,000	188,151
Kinden Corp.	30,924	285,963
Kyowa Exeo Corp.	26,376	272,199
Kyudenko Corp. (a)	37,657	241,436
Maeda Corp. (a)	46,158	145,124
Maeda Road Construction Co., Ltd.	22,000	176,043
Mirait Holdings Corp. (b)	21,000	148,104
Penta-Ocean Construction Co., Ltd.	104,000	176,956
Sanki Engineering Co., Ltd.	20,196	138,948
Toda Corp.	48,000	178,731
Tokyu Construction Co., Ltd.	50,922	154,452
Toshiba Plant Systems & Services Corp. (a)	15,000	215,646
Toyo Engineering Corp.	29,000	112,632

		2,846,087

CONSTRUCTION MATERIALS — 0.6%
Sumitomo Osaka Cement Co., Ltd. (a)	88,000	199,642
Taiheiyo Cement Corp. (a)(b)	162,000	207,731

		407,373

CONSUMER FINANCE — 0.9%
Acom Co., Ltd. (a)	6,740	83,518
Aeon Credit Service Co., Ltd. (a)	17,000	240,626
Aiful Corp. (a)(b)	20,350	18,818
Cedyna Financial Corp. (b)	43,162	82,487
Orient Corp. (a)(b)	67,500	79,064
Promise Co., Ltd. (a)	16,500	95,007

		599,520

CONTAINERS & PACKAGING — 0.8%
FP Corp.	3,500	194,193
Fuji Seal International, Inc. (a)	8,070	186,663
Rengo Co., Ltd.	26,000	176,635

		557,491

DISTRIBUTORS — 0.6%
Canon Marketing Japan, Inc. (a)	10,900	155,359
Yokohama Reito Co., Ltd. (a)	42,580	291,899

		447,258

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Century Tokyo Leasing Corp.	14,100	229,654
Fuyo General Lease Co., Ltd.	4,300	141,080
Japan Securities Finance Co., Ltd. (a)	20,819	152,989
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,280	249,326
Ricoh Leasing Co., Ltd.	6,967	191,559

		964,608

ELECTRIC UTILITIES — 0.3%
The Okinawa Electric Power Co., Inc.	4,300	214,722

ELECTRICAL EQUIPMENT — 2.0%
Daihen Corp.	33,971	165,866
Fuji Electric Holdings Co., Ltd.	105,000	327,538
Hitachi Cable, Ltd.	47,000	129,807
Nippon Carbon Co., Ltd. (a)	36,000	117,181
Nippon Signal Co., Ltd.	17,000	135,195
Sinfonia Technology Co., Ltd. (a)	59,826	154,904
SWCC Showa Holdings Co., Ltd. (a)(b)	109,075	126,417
Toyo Electric Manufacturing. Co., Ltd. (a)	15,000	87,294
Toyo Tanso Co., Ltd. (a)	1,800	106,751

		1,350,953

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
Anritsu Corp. (a)	21,000	173,738
Dai-ichi Seiko Co. Ltd.	1,300	70,205
Daiwabo Holdings Co., Ltd.	31,635	83,081
ESPEC Corp.	12,331	100,193
Hakuto Co., Ltd.	18,411	186,369
Hitachi High-Technologies Corp.	10,600	248,059
Horiba, Ltd. (a)	7,765	220,489
Hosiden Corp.	12,695	149,795
Japan Aviation Electronics Industry, Ltd.	15,971	127,406
Japan Cash Machine Co., Ltd. (a)	18,824	157,824
Koa Corp.	14,591	187,458
Meiko Electronics Co., Ltd.	2,800	66,630
Nichicon Corp. (a)	11,900	168,585
Nidec Sankyo Corp.	17,917	147,127
Nihon Dempa Kogyo Co., Ltd.	5,195	99,026
Nippon Ceramic Co., Ltd.	6,423	114,356
Nippon Chemi-Con Corp. (a)(b)	25,432	129,817
Oki Electric Industry Co., Ltd. (b)	145,000	125,146
Ryosan Co., Ltd.	8,996	233,371
Ryoyo Electro Corp.	19,204	223,993
Star Micronics Co., Ltd.	11,169	121,461
Taiyo Yuden Co., Ltd. (a)	16,000	244,621
Topcon Corp. (a)	13,819	85,362

		3,464,112

ENERGY EQUIPMENT & SERVICES — 0.2%
Shinko Plantech Co., Ltd.	10,986	101,591

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

FOOD & STAPLES RETAILING — 2.4%
Cawachi, Ltd.	7,335	$151,303
Circle K Sunkus Co., Ltd.	17,298	277,903
Izumiya Co., Ltd.	32,933	130,343
Matsumotokiyoshi Holdings Co., Ltd. (a)	9,700	210,971
Ministop Co., Ltd.	14,394	249,706
Sugi Pharmacy Co., Ltd. (a)	8,500	204,889
Sundrug Co., Ltd. (a)	7,500	218,975
Tsuruha Holdings, Inc.	4,400	210,221

		1,654,311

FOOD PRODUCTS — 4.3%
Ariake Japan Co., Ltd.	9,564	162,142
Ezaki Glico Co., Ltd.	18,000	211,947
Fuji Oil Co., Ltd.	14,100	206,358
Fujicco Co., Ltd.	22,657	278,795
Hokuto Corp. (a)	10,521	244,783
Marudai Food Co., Ltd.	80,417	262,752
Maruha Nichiro Holdings, Inc. (a)	97,000	161,457
Megmilk Snow Brand Co., Ltd.	14,500	268,886
Mitsui Sugar Co., Ltd.	37,497	142,397
Morinaga Milk Industry Co., Ltd.	44,000	186,622
Nakamuraya Co., Ltd.	47,952	229,990
Nichirei Corp.	48,000	221,935
Nippon Suisan Kaisha, Ltd. (a)	54,175	170,998
Riken Vitamin Co., Ltd.	7,980	225,414

		2,974,476

GAS UTILITIES — 0.3%
Shizuoka Gas Co., Ltd. (a)	31,319	187,671

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Asahi Intecc Co., Ltd.	4,000	71,463
Fukuda Denshi Co., Ltd.	6,686	183,256
Nakanishi, Inc.	1,847	195,847
Nihon Kohden Corp.	7,500	161,827
Nipro Corp.	8,400	168,508
Paramount Bed Co., Ltd.	4,410	121,254

		902,155

HOTELS, RESTAURANTS & LEISURE — 2.3%
Doutor Nichires Holdings Co., Ltd. (a)	11,975	163,446
Joban Kosan Co., Ltd.	183,000	266,248
Kabuki-Za Co., Ltd	5,000	215,153
MOS Food Services, Inc.	18,714	348,184
Ohsho Food Service Corp. (a)	7,900	180,199
Round One Corp.	10,500	65,119
Tokyo Dome Corp.	49,085	133,750
Zensho Co., Ltd. (a)	21,946	218,905

		1,591,004

HOUSEHOLD DURABLES — 2.1%
Arnest One Corp.	14,700	189,040
Clarion Co., Ltd. (a)(b)	36,000	69,687
Foster Electric Co. Ltd.	4,000	118,661
France Bed Holdings Co., Ltd.	122,734	167,973
Funai Electric Co., Ltd. (a)	4,600	160,508
Haseko Corp. (a)(b)	227,000	201,517
JVC Kenwood Holdings, Inc. (a)(b)	13,700	47,297
Misawa Homes Holdings, Inc. (b)	14,566	67,348
Pioneer Corp. (b)	35,900	148,726
Sumitomo Forestry Co., Ltd.	33,800	297,138

		1,467,895

HOUSEHOLD PRODUCTS — 0.6%
Lion Corp. (a)	49,000	267,641
Pigeon Corp. (a)	4,500	153,135

		420,776

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd.	12,980	133,633

INTERNET & CATALOG RETAIL — 0.3%
Senshukai Co., Ltd. (a)	25,424	156,108
Start Today Co. Ltd.	18	72,018

		228,126

INTERNET SOFTWARE & SERVICES — 1.1%
Access Co., Ltd. (a)	49	65,309
eAccess, Ltd.	274	165,876
GMO Internet, Inc. (a)	23,300	117,211
Gree, Inc. (a)	13,400	170,670
Kakaku.com, Inc. (a)	35	208,434
Mixi, Inc. (a)	12	65,397

		792,897

IT SERVICES — 2.1%
CSK Corp. (b)	13,200	60,706
Ines Corp.	28,960	236,379
IT Holdings Corp.	15,137	201,939
Itochu Techno-Solutions Corp. (a)	7,200	270,316
NET One Systems Co., Ltd.	75	111,245
Obic Co., Ltd.	1,551	319,743
Otsuka Corp. (a)	2,800	191,258
Transcosmos, Inc.	9,067	89,994

		1,481,580

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Heiwa Corp.	14,300	207,522
Roland Corp.	11,876	148,185
Tomy Co., Ltd. (a)	16,500	139,763
Universal Entertainment Corp. (b)	5,200	152,144

		647,614

MACHINERY — 7.0%
Amano Corp. (a)	18,132	175,943
Asahi Diamond Industrial Co., Ltd.	9,942	189,144
CKD Corp.	13,605	116,583
Daifuku Co., Ltd.	24,681	173,152
Fuji Machine Manufacturing Co., Ltd.	7,571	150,290
Furukawa Co., Ltd. (a)(b)	94,280	111,595
Glory, Ltd.	7,600	187,411
Hino Motors, Ltd.	45,998	249,542
Hitachi Zosen Corp. (a)	188,226	285,455
Iseki & Co., Ltd. (a)(b)	30,000	79,157
Juki Corp. (a)(b)	35,450	62,941
Kitz Corp.	20,502	97,574
Komori Corp.	12,640	150,081
Kyokuto Kaihatsu Kogyo Co., Ltd.	30,640	128,824
Makino Milling Machine Co., Ltd. (a)(b)	21,739	179,316
Meidensha Corp. (a)	33,000	156,242
Miura Co., Ltd.	6,900	184,442
Mori Seiki Co., Ltd. (a)	16,100	191,163

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Nachi-Fujikoshi Corp.	57,418	$193,269
Namura Shipbuilding Co., Ltd.	16,500	80,766
Nippon Sharyo, Ltd. (a)	24,970	121,918
Nippon Thompson Co., Ltd.	18,511	149,266
OKUMA Corp. (a)(b)	21,192	162,000
OSG Corp. (a)	16,600	201,194
Ryobi, Ltd. (a)(b)	27,723	127,156
Shima Seiki Manufacturing, Ltd.	6,100	147,188
Sintokogio, Ltd.	15,519	147,718
Tadano, Ltd. (a)	28,913	155,785
Toshiba Machine Co., Ltd. (a)	32,009	162,206
Tsubakimoto Chain Co.	33,124	176,841
Union Tool Co. (a)	4,532	130,531

		4,824,693

MARINE — 0.2%
Iino Kaiun Kaisha, Ltd. (a)	27,606	124,917

MEDIA — 2.7%
Asatsu-DK, Inc. (a)	5,300	144,810
Avex Group Holdings, Inc.	9,492	138,919
CyberAgent, Inc. (a)	85	185,500
Daiichikosho Co., Ltd.	13,781	267,787
Hakuhodo DY Holdings, Inc.	3,810	218,674
Kadokawa Group Holdings, Inc. (a)	6,387	167,501
Shochiku Co., Ltd. (a)	30,243	195,393
SKY Perfect JSAT Holdings, Inc. (a)	616	238,486
Tokyo Broadcasting System Holdings, Inc.	13,500	191,918
Zenrin Co., Ltd. (a)	10,324	115,453

		1,864,441

METALS & MINING — 4.0%
Aichi Steel Corp. (a)	28,000	192,294
Daido Steel Co., Ltd.	44,000	258,776
Godo Steel, Ltd. (a)	28,440	60,664
Hitachi Metals, Ltd.	14,000	168,300
Maruichi Steel Tube, Ltd.	10,400	221,195
Nakayama Steel Works, Ltd. (b)	53,212	69,545
Nippon Denko Co., Ltd. (a)	16,000	127,045
Nippon Yakin Kogyo Co., Ltd. (a)(b)	25,000	74,286
Nisshin Steel Co., Ltd. (a)	109,000	243,253
OSAKA Titanium Technologies Co. (a)	4,500	212,780
Sanyo Special Steel Co., Ltd. (a)	31,750	191,819
Sumitomo Light Metal Industries, Ltd. (b)	125,135	151,202
Toho Titanium Co., Ltd. (a)	6,500	157,241
Toho Zinc Co., Ltd.	26,796	143,057
Tokyo Rope Manufacturing Co., Ltd. (a)	43,654	145,863
Tokyo Steel Manufacturing Co., Ltd. (a)	15,600	170,416
Yamato Kogyo Co., Ltd.	6,700	202,805

		2,790,541

MULTILINE RETAIL — 1.2%
Don Quijote Co., Ltd. (a)	7,500	228,685
H2O Retailing Corp. (a)	33,107	241,654
Matsuya Co., Ltd. (b)	9,108	64,908
Parco Co., Ltd. (a)	18,725	170,154
Ryohin Keikaku Co., Ltd. (a)	3,800	157,660

		863,061

OFFICE ELECTRONICS — 0.1%
Riso Kagaku Corp.	4,947	87,284

OIL, GAS & CONSUMABLE FUELS — 0.8%
Cosmo Oil Co., Ltd.	67,000	219,740
Itochu Enex Co., Ltd.	31,104	168,741
Japan Petroleum Exploration Co.	4,400	167,635

		556,116

PAPER & FOREST PRODUCTS — 0.3%
Daio Paper Corp.	24,940	179,581

PERSONAL PRODUCTS — 1.1%
Fancl Corp. (a)	10,800	162,323
Mandom Corp.	9,445	256,199
Milbon Co., Ltd. (a)	7,048	185,531
Unihair Co., Ltd. (a)(b)	11,204	150,574

		754,627

PHARMACEUTICALS — 2.9%
Dainippon Sumitomo Pharma Co., Ltd.	19,700	179,257
Kaken Pharmaceutical Co., Ltd.	32,428	394,230
KYORIN Holdings, Inc.	15,000	262,807
Mochida Pharmaceutical Co., Ltd. (a)	25,483	273,352
Nichi-iko Pharmaceutical Co., Ltd. (a)	5,465	191,769
Rohto Pharmaceutical Co., Ltd.	21,493	251,487
Sawai Pharmaceutical Co., Ltd. (a)	3,100	253,794
Torii Pharmaceutical Co., Ltd.	9,000	195,302

		2,001,998

PROFESSIONAL SERVICES — 0.3%
Meitic Corp. (a)(b)	9,344	200,117

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Daibiru Corp.	17,826	146,819
Daikyo, Inc. (a)(b)	47,352	96,333
Goldcrest Co., Ltd. (a)	4,709	123,263
Heiwa Real Estate Co., Ltd.	44,755	141,265
K.K. daVinci Holdings (b)(c)	262	0
Kenedix, Inc. (a)(b)	395	120,392
Leopalace21 Corp. (a)(b)	27,500	53,234
Nomura Real Estate Holdings, Inc.	12,500	227,945
NTT Urban Development Corp.	176	173,602
Shoei Co., Ltd.	10,498	95,913
Suruga Corp. (c)(d)	10,689	0
TOC Co., Ltd. (a)	33,200	142,452

		1,321,218

ROAD & RAIL — 1.4%
Hitachi Transport System, Ltd. (a)	13,600	211,114
Kobe Electric Railway Co., Ltd. (b)	43,500	119,068
Sankyu, Inc.	58,830	267,656
Seino Holdings Co., Ltd.	27,000	185,759
Sotetsu Holdings, Inc.	48,000	159,201

		942,798

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Dainippon Screen Manufacturing Co., Ltd. (b)	42,000	298,798

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Disco Corp. (a)	3,300	$200,592
Micronics Japan Co., Ltd.	4,400	52,515
Renesas Electronics Corp. (a)(b)	5,800	58,139
Shinko Electric Industries Co., Ltd. (a)	10,500	117,810
Tokyo Seimitsu Co., Ltd.	11,100	173,675
Ulvac, Inc. (a)	6,002	156,960

		1,058,489

SOFTWARE — 1.2%
Capcom Co., Ltd. (a)	12,500	201,282
DTS Corp.	12,532	155,597
Fuji Soft, Inc.	9,974	172,659
NSD Co., Ltd. (a)	14,078	166,635
Square Enix Holdings Co., Ltd. (a)	9,200	163,344

		859,517

SPECIALTY RETAIL — 3.6%
ABC-Mart, Inc. (a)	5,300	189,507
Aoyama Trading Co., Ltd.	15,200	274,745
Autobacs Seven Co., Ltd.	7,188	282,716
Chiyoda Co., Ltd. (a)	12,313	163,505
Culture Convenience Club Co., Ltd. (a)	24,228	142,790
DCM Japan Holdings Co., Ltd. (a)	21,000	132,569
EDION Corp. (a)	15,350	137,971
Joshin Denki Co., Ltd. (a)	13,000	126,786
K’s Holdings Corp.	7,600	206,996
Komeri Co., Ltd.	7,030	161,654
Nishimatsuya Chain Co., Ltd.	12,466	121,271
Point, Inc.	2,850	125,273
Sanrio Co., Ltd. (a)	7,705	180,786
United Arrows, Ltd. (a)	5,229	79,301
Xebio Co., Ltd. (a)	7,561	163,796

		2,489,666

TEXTILES, APPAREL & LUXURY GOODS — 2.7%
Atsugi Co., Ltd.	172,470	223,283
Daidoh, Ltd. (a)	20,111	179,029
Gunze, Ltd.	51,348	217,155
Onward Holdings Co., Ltd.	27,000	234,030
Sanyo Shokai, Ltd. (a)	48,516	190,223
Seiko Holdings Corp. (a)(b)	22,649	84,056
The Japan Wool Textile Co., Ltd. (a)	29,170	238,093
Toyobo Co., Ltd.	136,000	243,141
Unitika, Ltd. (b)	144,084	131,462
Wacoal Holdings Corp.	11,000	158,141

		1,898,613

TRADING COMPANIES & DISTRIBUTORS — 2.5%
Hanwa Co., Ltd. (a)	61,032	281,437
Inaba Denki Sangyo Co., Ltd.	9,363	265,403
Inabata & Co., Ltd.	28,475	173,086
Iwatani Corp.	99,422	300,332
Kuroda Electric Co., Ltd.	6,900	96,900
MISUMI Group, Inc.	9,900	246,936
Nagase & Co., Ltd.	18,000	233,253
Okaya & Co., Ltd.	11,405	122,340

		1,719,687

TRANSPORTATION INFRASTRUCTURE — 0.9%
Japan Airport Terminal Co., Ltd.	11,848	183,041
Mitsui-Soko Co., Ltd.	42,686	178,418
The Sumitomo Warehouse Co., Ltd.	47,563	250,995

		612,454

TOTAL COMMON STOCKS —
(Cost $79,507,804)		69,244,166

SHORT TERM INVESTMENTS — 15.2%
UNITED STATES — 15.2%
MONEY MARKET FUNDS — 15.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	10,536,383	10,536,383
State Street Institutional Liquid Reserves Fund 0.18% (f)(g)	9,676	9,676

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,546,059)		10,546,059

TOTAL INVESTMENTS — 115.2% (h)
(Cost $90,053,863)		79,790,225
OTHER ASSETS & LIABILITIES — (15.2)%		(10,543,410)

NET ASSETS — 100.0%		$69,246,815

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Company has filed for insolvency.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 10.6%
ASX, Ltd.	115,816	$4,473,265
Bank of Queensland, Ltd.	327,497	3,487,932
Commonwealth Bank of Australia	66,759	3,474,258
Consolidated Media Holdings, Ltd.	1,153,907	3,690,375
David Jones, Ltd. (a)	789,224	3,608,114
Metcash, Ltd. (a)	812,901	3,424,716
QBE Insurance Group, Ltd.	189,625	3,527,909
Sonic Healthcare, Ltd.	339,307	4,034,558
TABCORP Holdings, Ltd.	26,819	195,460
Telstra Corp., Ltd.	52,749	150,856
UGL, Ltd. (a)	479,888	7,098,251

		37,165,694

AUSTRIA — 4.9%
Oesterreichische Post AG (a)	364,358	12,085,698
Voestalpine AG	106,219	5,080,060

		17,165,758

BELGIUM — 1.1%
Belgacom SA (a)	4,379	147,601
Mobistar SA	2,651	172,523
Solvay SA	34,486	3,689,611

		4,009,735

BERMUDA — 0.8%
Catlin Group, Ltd.	506,232	2,932,556

BRAZIL — 1.9%
TAM SA ADR (a)	280,038	6,813,325

CANADA — 10.5%
Baytex Energy Trust	96,746	4,538,148
Brookfield Properties Corp. (a)	203,481	3,595,961
Keyera Facilities Income Fund	115,801	4,096,417
Pembina Pipeline Corp. (a)	153,523	3,337,289
Peyto Energy Trust	9,962	185,374
TELUS Corp.	78,088	3,574,138
TransAlta Corp. (a)	156,504	3,331,213
Vermilion Energy, Inc. (a)	94,408	4,391,423
Yellow Media, Inc. (a)	1,591,061	9,927,619

		36,977,582

CZECH REPUBLIC — 1.1%
CEZ AS	41,080	1,719,881
Komercni Banka AS	8,774	2,080,642
Telefonica O2 Czech Republic AS	6,944	141,648

		3,942,171

FINLAND — 4.5%
Fortum OYJ	131,070	3,961,609
Konecranes OYJ	200,365	8,303,227
Orion OYJ (Class B)	163,315	3,586,591

		15,851,427

FRANCE — 10.3%
Bouygues SA	139,220	6,024,289
ICADE	33,221	3,402,741
Klepierre	96,409	3,491,468
Metropole Television SA	407,180	9,887,173
Neopost SA (a)	40,432	3,536,551
PagesJaunes Groupe (a)	284,432	2,594,744
SCOR SE	145,638	3,712,234
Veolia Environnement SA	120,813	3,544,619

		36,193,819

GERMANY — 3.7%
E.ON AG	107,427	3,305,364
Hannover Rueckversicherung AG	62,920	3,387,810
Muenchener Rueckversicherungs- Gesellschaft AG	21,678	3,299,369
RWE AG	44,725	2,993,443

		12,985,986

HONG KONG — 3.7%
Esprit Holdings, Ltd.	565,064	2,689,517
Hang Seng Bank, Ltd.	216,800	3,564,225
Hongkong Electric Holdings, Ltd.	522,500	3,293,498
VTech Holdings, Ltd. (a)	286,000	3,364,533

		12,911,773

HUNGARY — 0.0% (b)
Magyar Telekom Telecommunications PLC	47,447	117,998

ISRAEL — 2.4%
Bezeq The Israeli Telecommunication Corp., Ltd.	65,699	200,724
Cellcom Israel, Ltd.	5,692	186,071
Delek Group, Ltd.	20,400	5,264,888
Israel Chemicals, Ltd.	153,915	2,643,696
Partner Communications Co., Ltd.	9,226	187,568

		8,482,947

ITALY — 4.0%
Enel SpA	665,107	3,337,108
Snam Rete Gas SpA	706,973	3,528,197
Telecom Italia SpA	3,334,849	3,632,782
Terna Rete Elettrica Nationale SpA	805,679	3,415,515

		13,913,602

JAPAN — 0.9%
Nintendo Co., Ltd.	10,500	3,085,075

MEXICO — 0.1%
Industrias Penoles SA de CV	7,038	259,175

NETHERLANDS — 1.0%
Koninklijke (Royal) KPN NV	229,426	3,361,030

PHILIPPINES — 0.6%
Philippine Long Distance Telephone Co.	950	55,382
Philippine Long Distance Telephone Co. ADR	32,833	1,913,179

		1,968,561

PORTUGAL — 1.9%
EDP — Energias de Portugal SA	999,054	3,338,642
Portugal Telecom, SGPS SA (a)	300,263	3,375,615

		6,714,257

RUSSIA — 0.5%
Mobile TeleSystems OJSC ADR (a)	84,469	1,762,868

SINGAPORE — 0.0% (b)
DBS Group Holdings, Ltd.	195	2,180

SOUTH AFRICA — 2.0%
African Bank Investments, Ltd.	366,845	2,148,697
Kumba Iron Ore, Ltd. (a)	38,897	2,495,828

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Pretoria Portland Cement Co., Ltd.	429,937	$2,271,292

		6,915,817

SPAIN — 17.5%
Abertis Infraestructuras SA	322,740	5,825,640
ACS, Actividades de Construccion y Servicios SA (a)	140,676	6,619,494
Banco Bilbao Vizcaya Argentaria SA	238,711	2,421,036
Banco de Sabadell SA (a)	549,752	2,175,685
Banco Espanol de Credito SA (a)	307,348	2,556,402
Banco Santander SA	228,768	2,433,134
Bankinter SA (a)	409,541	2,283,390
Bolsas y Mercados Espanoles (a)	6,236	149,164
Criteria Caixacorp SA (a)	634,580	3,389,961
Ebro Puleva SA	179,550	3,813,058
Enagas	187,292	3,747,569
Endesa SA (a)	133,346	3,451,691
Gas Natural SDG SA (a)	9,334	143,878
Iberdrola SA	1,379,999	10,678,522
Indra Sistemas SA (a)	198,375	3,402,474
Mapfre SA (a)	930,841	2,594,945
Telefonica SA	7,216	164,232
Zardoya Otis SA (a)	394,232	5,574,419

		61,424,694

SWEDEN — 2.0%
Skanska AB (Class B)	363,902	7,215,413

SWITZERLAND — 4.1%
Baloise Holding AG	38,680	3,776,290
Swiss Prime Site AG (c)	48,267	3,611,869
Swisscom AG	8,402	3,705,678
Zurich Financial Services AG	12,641	3,284,680

		14,378,517

TURKEY — 0.7%
Tupras-Turkiye Petrol Rafinerileri AS	7,378	185,049
Turkcell Iletisim Hizmetleri AS	336,716	2,308,222

		2,493,271

UNITED KINGDOM — 8.8%
AstraZeneca PLC	63,276	2,894,771
Close Brothers Group PLC	272,081	3,627,253
FirstGroup PLC	956,506	5,964,759
GlaxoSmithKline PLC	175,891	3,414,760
Hays PLC	3,930,315	7,931,863
Stagecoach Group PLC	2,089,138	6,940,766

		30,774,172

TOTAL COMMON STOCKS —
(Cost $318,639,772)		349,819,403

SHORT TERM INVESTMENTS — 11.2%
UNITED STATES — 11.2%
MONEY MARKET FUNDS — 11.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	39,215,075	39,215,075
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	68,192	68,192

TOTAL SHORT TERM INVESTMENTS —
(Cost $39,283,267)		39,283,267

TOTAL INVESTMENTS — 110.8%
(Cost $357,923,039)		389,102,670
OTHER ASSETS & LIABILITIES — (10.8)%		(37,773,411)

NET ASSETS — 100.0%		$351,329,259

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	17.0%
Construction & Engineering	7.7
Insurance	7.5
Media	7.4
Commercial Banks	7.0
Diversified Telecommunication Services	5.3
Oil, Gas & Consumable Fuels	4.8
Machinery	3.9
Road & Rail	3.7
Air Freight & Logistics	3.4
Diversified Financial Services	2.9
Pharmaceuticals	2.8
Professional Services	2.3
Metals & Mining	2.2
Real Estate Management & Development	2.0
Real Estate Investment Trusts	2.0
Airlines	1.9
Wireless Telecommunication Services	1.9
Chemicals	1.8
Industrial Conglomerates	1.5
Health Care Providers & Services	1.1
Food Products	1.1
Capital Markets	1.0
Multiline Retail	1.0
Office Electronics	1.0
Food & Staples Retailing	1.0
IT Services	1.0
Communications Equipment	1.0
Software	0.9
Specialty Retail	0.8
Construction Materials	0.6
Hotels, Restaurants & Leisure	0.1
Short Term Investments	11.2
Other Assets & Liabilities	(10.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 9.9%
Alumina, Ltd.	36,264	$92,188
Andean Resources, Ltd. (a)(b)(c)	10,436	68,268
Asciano Group (c)	71,516	116,925
ASX, Ltd.	4,175	161,255
Bendigo and Adelaide Bank, Ltd.	7,286	74,312
BlueScope Steel, Ltd.	39,835	91,874
Boral, Ltd. (a)	44,031	217,997
Caltex Australia, Ltd.	4,742	69,850
Centamin Egypt, Ltd. (c)	17,508	48,354
CFS Retail Property Trust (a)	169,250	305,342
Cochlear, Ltd. (a)	3,017	248,674
Computershare, Ltd.	8,866	97,970
CSR, Ltd. (a)	76,932	132,483
David Jones, Ltd. (a)	4,020	18,378
Dexus Property Group (a)	222,361	181,205
Energy Resources of Australia Ltd. (a)	841	9,595
Fairfax Media, Ltd. (a)	26,353	37,818
Goodman Group (a)	121,710	81,093
Harvey Norman Holdings, Ltd. (a)	38,425	115,799
Iluka Resources, Ltd. (c)	3,735	34,993
Incitec Pivot, Ltd.	33,763	137,051
Lend Lease Group	12,533	110,869
Macarthur Coal, Ltd.	793	10,405
MAp Group	29,202	89,501
Metcash, Ltd.	59,455	250,481
Mirvac Group	86,993	109,236
OneSteel, Ltd.	24,997	66,364
OZ Minerals, Ltd.	74,197	130,816
Paladin Energy, Ltd. (c)	22,239	112,385
Sims Metal Management, Ltd.	2,565	56,713
Sonic Healthcare, Ltd. (a)	19,986	237,645
TABCORP Holdings, Ltd.	14,151	103,134
Tatts Group, Ltd.	34,546	91,361
Toll Holdings, Ltd. (a)	18,406	108,108
WorleyParsons, Ltd.	4,972	136,282

		3,954,724

AUSTRIA — 0.5%
Andritz AG	898	82,872
IMMOFINANZ AG (c)	26,493	113,343

		196,215

BELGIUM — 1.0%
Ackermans & van haaren NV	2,079	174,262
Bekaert NV	898	103,485
Umicore	2,484	129,697

		407,444

CANADA — 9.2%
Alimentation Couche-Tard, Inc. (Class B)	7,590	206,698
Athabasca Oil Sands Corp. (c)	8,051	122,266
CAE, Inc. (a)	5,500	63,710
Canadian Tire Corp., Ltd. (Class A)	1,515	103,968
CGI Group, Inc. (Class A) (c)	5,711	98,857
Emera, Inc.	2,806	88,530
Equinox Minerals, Ltd. (c)	14,666	90,182
Finning International, Inc.	8,097	220,750
First Quantum Minerals, Ltd. (a)	1,850	201,077
Fortis, Inc. (a)	10,252	350,589
Franco-Nevada Corp.	2,535	84,853
Gildan Activewear, Inc. (a)(c)	4,156	118,576
Inmet Mining Corp.	2,053	159,628
Intact Financial Corp.	2,692	137,790
Lundin Mining Corp. (c)	14,270	104,262
Metro, Inc. (Class A)	5,419	246,504
Onex Corp.	7,511	228,509
Open Text Corp. (a)(c)	512	23,563
Osisko Mining Corp. (c)	7,050	103,020
Pan American Silver Corp. (a)	2,643	108,869
Pembina Pipeline Corp. (a)	4,044	87,909
Petrobank Energy & Resources, Ltd. (c)	2,733	69,449
Petrominerales Ltd.	1,680	56,065
SEMAFO, Inc. (a)(c)	5,775	62,478
Sino-Forest Corp. (a)(c)	6,150	144,149
TransAlta Corp. (a)	2,519	53,617
Valeant Pharmaceuticals International, Inc.	6,479	184,397
Vermilion Energy, Inc. (a)	2,185	101,636
Viterra, Inc. (c)	8,203	76,610

		3,698,511

CHINA — 0.2%
ENN Energy Holdings, Ltd.	16,000	47,957
Shui On Land, Ltd. (a)	72,718	34,985

		82,942

DENMARK — 1.5%
Danisco A/S	620	56,923
DSV A/S	11,612	257,750
FLSmidth & Co. A/S (a)	884	84,663
Jyske Bank A/S (c)	4,049	188,788
Rockwool International A/S	125	15,640
William Demant Holding (a)(c)	250	18,542

		622,306

FINLAND — 1.8%
Cargotec Oyj	620	32,464
Elisa Oyj	7,511	163,943
Kesko Oyj (Class B)	930	43,580
Neste Oil Oyj	841	13,482
Nokian Renkaat Oyj	2,519	92,763
Orion OYJ (Class B)	8,327	182,871
Outokumpu Oyj (a)	3,532	65,768
Pohjola Bank PLC	4,617	55,560
Rautaruukki Oyj	1,686	39,605
YIT Oyj	1,240	31,025

		721,061

FRANCE — 5.6%
Air France-KLM (c)	3,611	66,028
Arkema	495	35,773
Atos Origin SA (c)	3,074	164,297
Bourbon SA (a)	3,592	167,262
Compagnie Generale de Geophysique-Veritas (c)	3,101	94,747
Edenred (c)	2,794	66,401
EDF Energies Nouvelles SA	334	14,186
Eiffage SA (a)	435	19,261
Euler Hermes SA (c)	264	25,270
Eurazeo	542	40,348
Fonciere Des Regions (a)	605	58,763

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Groupe Eurotunnel SA	10,743	$94,833
ICADE	310	31,753
Iliad SA (a)	435	47,503
Imerys SA	435	29,112
Lagardere SCA	2,484	102,738
Metropole Television SA	495	12,020
Neopost SA (a)	2,443	213,687
Remy Cointreau SA	185	13,142
Rhodia SA	1,429	47,448
SCOR SE	11,024	280,996
Societe Television Francaise 1	2,297	40,060
Valeo SA (c)	4,837	275,559
Wendel	924	85,420
Zodiac Aerospace	3,162	238,399

		2,265,006

GERMANY — 4.7%
Aixtron AG (a)	2,064	76,437
Bilfinger Berger AG	2,545	215,780
Brenntag AG (c)	125	12,795
Celesio AG	495	12,352
Fraport AG	930	58,839
GEA Group AG	3,977	115,404
Hamburger Hafen und Logistik AG	620	28,737
Hochtief AG	930	79,275
Kabel Deutschland Holding AG (c)	1,552	72,613
Lanxess AG	4,464	353,931
MTU Aero Engines Holding AG	1,034	70,204
ProSiebenSat.1 Media AG Preference Shares	3,863	116,604
Rational AG	60	13,314
Rheinmetall AG	495	39,957
Rhoen-Klinikum AG	6,157	136,041
Salzgitter AG	870	67,426
SGL Carbon AG (a)(c)	1,872	67,845
SMA Solar Technology AG	192	17,902
Software AG	435	64,076
Symrise AG	1,739	47,884
Tognum AG	1,766	46,732
TUI AG (a)(c)	3,513	49,485
United Internet AG	7,659	124,995

		1,888,628

GREECE — 0.9%
Alpha Bank AE (c)	16,142	82,290
EFG Eurobank Ergasias (c)	10,305	51,843
Hellenic Telecommunications Organization	8,443	69,433
OPAP SA	6,086	105,651
Public Power Corp. SA	2,484	35,790

		345,007

HONG KONG — 2.6%
ASM Pacific Technology, Ltd. (a)	3,000	37,917
Brightoil Petroleum Holdings, Ltd.	120,000	62,519
Chinese Estates Holdings, Ltd.	51,623	85,267
Fosun International	62,000	45,541
Fushan International Energy Group, Ltd.	68,000	46,624
Galaxy Entertainment Group, Ltd. (a)(c)	19,000	21,509
GCL Poly Energy Holdings, Ltd. (c)	222,000	81,676
Geely Automobile Holdings, Ltd. (a)	50,000	21,869
GOME Electrical Appliances Holdings, Ltd. (c)	258,000	92,929
Hopewell Highway Infrastructure, Ltd.	36,000	27,647
Hopewell Holdings	54,000	169,496
Hopson Development Holdings, Ltd. (c)	12,000	12,905
Huabao International Holdings, Ltd.	34,000	55,022
Hysan Development Co., Ltd.	2,000	9,416
Melco Crown Entertainment Ltd, ADR (a)(c)	3,640	23,150
Mongolia Energy Co., Ltd. (c)	123,000	36,709
NWS Holdings, Ltd. (a)	76,079	115,484
Orient Overseas International, Ltd.	1,000	9,699
SJM Holdings, Ltd.	25,000	39,685
VTech Holdings, Ltd. (a)	2,500	29,410
Wing Hang Bank, Ltd.	2,000	27,658

		1,052,132

IRELAND — 0.6%
DCC PLC	1,240	39,259
Dragon Oil PLC (c)	8,801	73,912
Elan Corp. PLC (c)	11,756	65,451
The Governor & Co. of the Bank of Ireland (c)	89,407	44,979

		223,601

ISRAEL — 0.1%
Cellcom Israel, Ltd.	495	16,102
Partner Communications Co., Ltd.	620	12,605

		28,707

ITALY — 1.4%
Banca Carige SpA (a)	4,717	9,922
Banca Popolare dell’Emilia Romagna Scrl	3,051	38,270
Banca Popolare di Sondrio Scrl	1,240	10,231
Banco Popolare Societa Cooperativa Scarl (a)	11,920	54,210
Davide Campari-Milano SpA	7,182	46,923
EXOR SpA Preference Shares	5,538	138,189
Mediolanum SpA (a)	2,853	11,836
Parmalat SpA	48,000	132,009
Pirelli & C. SpA	6,378	51,766
Prysmian SpA	3,359	57,455

		550,811

JAPAN — 24.7%
Advantest Corp. (a)	4,700	106,453
Aeon Mall Co., Ltd.	1,000	26,879
Alfresa Holdings Corp. (a)	2,200	97,787
Amada Co., Ltd.	26,000	211,898
Aozora Bank, Ltd. (a)	26,000	53,856
Benesse Holdings, Inc.	1,000	46,113
Brother Industries, Ltd.	3,000	44,535
Cosmo Oil Co., Ltd. (a)	52,000	170,544
Credit Saison Co., Ltd.	8,100	133,327
Daido Steel Co., Ltd.	5,000	29,406
Dena Co., Ltd. (a)	2,500	89,760
Elpida Memory, Inc. (a)(c)	4,800	55,928
Fuji Heavy Industries, Ltd.	32,000	248,567
Fukuoka Financial Group, Inc.	47,000	204,562
Furukawa Electric Co., Ltd. (a)	30,000	135,010

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Gree, Inc. (a)	1,000	$12,737
GS Yuasa Corp.	6,000	41,576
Hamamatsu Photonics K.K.	1,000	36,595
Hino Motors, Ltd. (a)	2,000	10,850
Hirose Electric Co., Ltd. (a)	2,200	248,197
Hisamitsu Pharmaceutical Co., Inc. (a)	1,000	42,168
Hitachi Construction Machinery Co., Ltd. (a)	2,500	59,984
Hitachi Metals, Ltd. (a)	3,000	36,064
Hokkaido Electric Power Co., Inc.	5,100	104,383
Hokuhoku Financial Group, Inc.	73,000	148,511
Ibiden Co., Ltd. (a)	2,500	78,972
Idemitsu Kosan Co., Ltd.	2,200	233,820
IHI Corp. (a)	22,000	49,097
Isetan Mitsukoshi Holdings, Ltd. (a)	15,700	182,736
J Front Retailing Co., Ltd.	30,000	164,232
Japan Real Estate Investment Corp.	26	269,922
JGC Corp.	3,000	65,360
JSR Corp.	3,000	56,038
JTEKT Corp.	2,500	29,530
Kajima Corp. (a)	55,000	146,477
Kawasaki Heavy Industries, Ltd. (a)	27,000	90,882
Kawasaki Kisen Kaisha, Ltd. (a)	8,000	35,214
Keio Corp.	4,000	27,323
Kikkoman Corp.	1,000	11,220
Konami Corp. (a)	5,500	117,046
Konica Minolta Holdings, Inc.	11,000	114,469
Kuraray Co., Ltd.	7,800	111,944
Kurita Water Industries, Ltd. (a)	4,700	148,235
Lawson, Inc. (a)	1,600	79,206
Makita Corp.	2,000	81,869
Marui Group Co., Ltd.	23,700	193,446
Mazda Motor Corp.	20,000	57,456
Medipal Holdings Corp.	10,300	113,661
MEIJI Holdings Co., Ltd.	1,000	45,250
Mitsubishi Gas Chemical Co., Inc.	26,000	184,970
Mitsubishi Materials Corp. (a)(c)	16,000	51,094
Mitsui Chemicals, Inc. (a)	22,000	78,935
Mizuho Trust & Banking Co., Ltd. (a)(c)	16,000	16,571
Mizuko Securities Co., Ltd. (a)	5,000	14,364
Namco Bandai Holdings, Inc. (a)	13,000	139,769
Nankai Electric Railway Co., Ltd.	3,000	12,132
NGK Spark Plug Co., Ltd.	4,000	61,451
Nippon Building Fund, Inc. (a)	11	112,977
Nippon Express Co., Ltd.	16,000	72,203
Nippon Meat Packers, Inc.	1,000	13,082
Nippon Paper Group, Inc. (a)	2,000	52,525
Nisshin Seifun Group, Inc.	1,000	12,712
Nitori Holding Co., Ltd. (a)	1,000	87,541
Nomura Real Estate Holdings, Inc.	1,000	18,236
Nomura Research Institute, Ltd. (a)	1,000	22,292
NSK, Ltd. (a)	6,000	54,300
NTN Corp.	30,000	159,423
Obayashi Corp.	46,000	212,120
Sankyo Co., Ltd.	1,500	84,798
SBI Holdings, Inc. (a)	482	73,217
Sega Sammy Holdings, Inc. (a)	2,000	38,099
Seiko Epson Corp.	2,000	36,496
Sekisui Chemical Co., Ltd.	1,000	7,188
Shimadzu Corp.	1,000	7,780
Shimano, Inc. (a)	5,100	259,700
Shimizu Corp.	30,000	128,352
Showa Denko K.K. (a)	73,000	164,712
Showa Shell Sekiyu K.K. (a)	25,800	236,671
Sojitz Corp. (a)	31,000	68,035
Stanley Electric Co., Ltd.	7,900	147,763
Sumco Corp. (a)(c)	1,000	14,302
Sumitomo Heavy Industries, Ltd.	9,000	57,925
Suzuken Co., Ltd.	2,500	76,444
Sysmex Corp. (a)	1,000	69,416
Taisei Corp.	73,000	171,013
Taiyo Nippon Sanso Corp. (a)	2,000	17,681
Takashimaya Co., Ltd. (a)	22,000	188,792
Teijin, Ltd.	6,000	25,670
The Bank of Kyoto, Ltd.	22,000	208,865
The Chugoku Bank, Ltd.	1,000	12,120
The Gunma Bank, Ltd.	30,000	164,971
The Hachijuni Bank, Ltd.	47,000	263,091
The Japan Steel Works, Ltd.	5,000	52,278
The Joyo Bank, Ltd.	47,000	206,880
THK Co., Ltd. (a)	9,900	227,894
Tobu Railway Co., Ltd. (a)	7,000	39,356
Toho Co., Ltd. (a)	1,000	16,078
Tokyu Land Corp.	4,000	20,122
TOTO, Ltd.	2,000	14,524
Toyo Seikan Kaisha, Ltd. (a)	2,500	47,623
Trend Micro, Inc. (a)	2,500	82,640
Ube Industries, Ltd.	55,000	165,465
Ushio, Inc. (a)	1,000	19,086
Yamaguchi Financial Group, Inc.	2,000	20,270
Yamaha Corp.	10,300	128,012
Yamaha Motor Co., Ltd. (c)	2,500	40,780

		9,879,901

LUXEMBOURG — 0.6%
Acergy SA (a)	5,529	136,025
Oriflame Cosmetics SA SDR (a)	2,389	125,796

		261,821

NETHERLANDS — 1.8%
Fugro NV	1,214	100,161
Gemalto NV	4,326	184,814
James Hardie Industries SE (c)	5,770	40,101
Koninklijke Boskalis Westminster NV	3,309	158,479
QIAGEN NV (c)	5,570	109,322
SBM Offshore NV	5,045	113,468

		706,345

NEW ZEALAND — 0.2%
Contact Energy, Ltd. (c)	9,937	48,362
Fletcher Building, Ltd. (a)	4,698	28,113

		76,475

NORWAY — 0.9%
Aker Solutions ASA	3,609	61,625
Marine Harvest	63,523	67,430
Renewable Energy Corp. ASA (a)(c)	9,748	29,835
Schibsted ASA	495	14,648
Storebrand ASA (c)	16,837	126,440
Subsea 7, Inc. (a)(c)	2,151	56,213

		356,191

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a)	47,927	$37,421
Brisa Auto- Estradas de Portugal SA	1,615	11,307
Cimpor Cimentos de Portugal SGPS SA	2,484	16,895
Sonae	14,434	15,104

		80,727

SINGAPORE — 2.0%
Ascendas REIT	21,000	33,933
CapitaCommercial Trust	24,000	28,102
CapitaMall Trust	103,000	156,785
Cosco Corp. Singapore, Ltd. (a)	19,000	31,740
Flextronics International, Ltd. (a)(c)	19,922	156,388
Golden Agri-Resources, Ltd.	156,000	97,420
Keppel Land, Ltd. (a)	10,000	37,469
Neptune Orient Lines, Ltd. (a)(c)	35,000	59,561
Olam International, Ltd. (a)	34,096	83,573
Singapore Press Holdings, Ltd. (a)	41,000	127,380

		812,351

SOUTH KOREA — 6.8%
Busan Bank (c)	4,450	56,267
Celltrion, Inc. (c)	2,607	76,954
Cheil Industries, Inc. (c)	1,743	170,476
CJ CheilJedang Corp. (c)	115	21,989
CJ Corp. (c)	495	34,413
Daelim Industrial Co. Ltd. (c)	841	87,072
Daewoo Engineering & Construction Co., Ltd. (c)	5,262	59,579
Daewoo International Corp.	1,259	40,103
Daewoo Securities Co., Ltd.	2,750	63,728
Daewoo Securities Co., Ltd. Preference Shares	2,618	23,299
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (c)	2,340	74,948
Doosan Corp.	495	67,169
Doosan Infracore Co., Ltd. (c)	2,490	61,433
Glovis Co., Ltd. (c)	584	76,673
GS Engineering & Construction Corp. (c)	922	94,239
GS Holdings (c)	772	44,351
Hanjin Shipping Co., Ltd. (c)	1,350	45,797
Hankook Tire Co., Ltd. (c)	1,500	41,964
Hanwha Chemical Corp. (c)	1,850	50,533
Hanwha Corp. (c)	2,808	115,546
Honam Petrochemical Corp. (c)	374	88,648
Hyosung Corp. (c)	512	47,821
Hyundai Department Store Co., Ltd. (c)	250	30,730
Hyundai Merchant Marine Co., Ltd. (c)	2,106	71,536
Hyundai Mipo Dockyard Co., Ltd. (c)	279	55,067
Hyundai Securities Co., Ltd.	5,362	70,397
Kangwon Land, Inc. (c)	3,100	76,346
KCC Corp.	149	51,794
KEPCO Plant Service & Engineering Co., Ltd. (c)	250	11,543
Korea Zinc Co., Ltd. (c)	308	75,039
Korean Air Lines Co., Ltd. (c)	737	45,198
LG Innotek Co., Ltd. (c)	250	29,518
LG Uplus Corp. (c)	4,700	29,693
LS Industrial Systems Co., Ltd. (c)	374	29,791
LS Uplus Corp. (c)	584	54,803
NCSoft Corp. (c)	459	84,326
Samsung Engineering Co., Ltd. (c)	923	156,151
Samsung Securities Co., Ltd.	1,444	112,095
Samsung Techwin Co., Ltd. (c)	1,115	101,685
SK C&C Co., Ltd. (c)	745	57,242
SK Holdings Co., Ltd. (c)	672	82,601
SK Networks Co., Ltd. (c)	1,600	18,821
Woongjin Coway Co., Ltd. (c)	850	30,183

		2,717,561

SPAIN — 2.0%
Abengoa SA (a)	745	18,365
Acerinox SA (a)	3,104	54,655
Banco de Valencia SA (a)	8,674	38,168
Bankinter SA (a)	6,706	37,389
Bolsas y Mercados Espanoles (a)	3,545	84,796
Ebro Puleva SA	2,344	49,779
EDP Renovaveis SA (c)	1,862	10,834
Enagas	2,306	46,141
Gestevision Telecinco SA	3,229	35,651
Grifols SA (a)	3,747	51,273
Grupo Catalana Occidente SA	841	14,532
Iberia Lineas Aereas de Espana (c)	10,305	44,170
Indra Sistemas SA (a)	12,729	218,324
Inmobiliaria Colonial SA (c)	193,948	14,310
Obrascon Huarte Lain SA (a)	995	30,268
Prosegur Cia de Seguridad SA	495	27,977
Tecnicas Reunidas SA	584	37,305

		813,937

SWEDEN — 2.9%
Boliden AB	5,872	119,399
Elekta AB (Class B)	2,110	81,226
Getinge AB (Class B)	7,389	154,861
Hakon Invest AB	995	17,405
Hexagon AB (Class B) (a)	4,647	99,675
Holmen AB	374	12,317
Husqvarna AB	1,615	13,380
Husqvarna AB (Class B) (a)	8,056	67,285
Industrivarden AB	4,292	76,546
Lundbergforetagen AB	374	27,816
Meda AB (Class A) (a)	4,818	36,693
Modern Times Group AB (Class B)	2,722	180,175
Ratos AB (Class B)	1,739	64,409
Securitas AB (Class B)	7,018	82,103
SSAB AB	745	10,987
SSAB AB (Series A)	6,122	102,901

		1,147,178

SWITZERLAND — 3.5%
Aryzta AG (c)	2,355	109,021
Baloise Holding AG	1,670	163,040
Banque Cantonale Vaudoise	103	54,257
Basellandschaftliche Kantonalbank	16	21,972
Clariant AG (c)	7,545	153,312
Dufry Group (c)	125	16,870
GAM Holding AG (c)	5,103	84,585
Logitech International SA (a)(c)	2,261	43,177
Lonza Group AG	620	49,854

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Panalpina Welttransport Holding AG (c)	477	$61,665
Partners Group Holding AG	327	62,236
PSP Swiss Property AG	871	70,084
Sika AG	24	52,810
Straumann Holding AG (a)	210	48,214
Sulzer AG	1,251	191,254
Swiss Life Holding AG (c)	512	74,265
Swiss Prime Site AG (c)	1,111	83,137
Valiant Holding AG	390	54,812

		1,394,565

UNITED KINGDOM — 13.8%
3i Group PLC	22,660	116,544
Aberdeen Asset Management PLC	10,241	32,533
African Barrick Gold, Ltd.	1,117	10,685
AMEC PLC	7,617	137,144
Amlin PLC	11,683	74,794
Ashmore Group PLC	5,031	26,395
Babcock International Group PLC	7,960	71,161
Balfour Beatty PLC	33,407	163,658
British Airways PLC (c)	12,421	52,993
Bunzl PLC	10,291	115,846
Cable & Wireless Communications PLC	23,715	18,019
Cable & Wireless Worldwide PLC	45,073	46,364
Capital Shopping Centres Group PLC	4,866	31,815
Cobham PLC	65,516	208,741
Croda International PLC	1,365	34,536
Daily Mail & General Trust PLC	1,987	17,857
Derwent London PLC	620	15,153
Drax Group PLC	16,541	95,380
easyJet PLC (c)	5,029	34,644
FirstGroup PLC	16,066	100,187
GKN PLC	25,559	88,917
Hammerson PLC	11,464	74,882
Hargreaves Lansdown PLC	1,615	14,817
Hays PLC	81,628	164,735
Hikma Pharmaceuticals PLC	1,365	17,343
Home Retail Group PLC	21,454	63,316
Homeserve PLC	1,615	11,209
ICAP PLC	9,982	83,612
IG Group Holdings PLC	7,222	57,666
IMI PLC	4,097	60,617
Informa PLC	33,904	216,308
Inmarsat PLC	24,383	257,110
Intercontinental Hotels Group PLC	5,374	104,584
Intertek Group PLC	10,141	281,822
Invensys PLC	20,770	115,181
Investec PLC	22,908	189,013
ITV PLC (c)	91,125	99,940
John Wood Group PLC	5,587	48,897
Logica PLC	78,378	160,754
London Stock Exchange Group PLC	5,390	70,718
Lonmin PLC (c)	3,979	122,476
Meggitt PLC	7,326	42,439
Misys PLC (c)	3,104	16,669
Mondi PLC	6,951	55,883
Northumbrian Water Group PLC	8,455	43,816
Pennon Group PLC	20,942	209,842
Petropavlovsk PLC	4,301	77,035
Premier Oil PLC (c)	2,656	81,088
Rentokil Initial PLC (c)	37,808	57,359
Rexam PLC	24,526	127,754
Rotork PLC	745	21,322
Segro PLC	15,679	70,305
Serco Group PLC	27,336	237,746
Severn Trent PLC	5,346	123,708
Tate & Lyle PLC	11,860	96,185
The Sage Group PLC	30,388	130,076
The Weir Group PLC	4,346	121,117
Thomas Cook Group PLC	13,184	39,157
Travis Perkins PLC	3,019	50,009
Tui Travel PLC (a)	32,688	126,000
United Business Media PLC	1,117	12,067
Whitbread PLC	2,607	73,062

		5,521,005

TOTAL COMMON STOCKS —
(Cost $34,396,887)		39,805,152

PREFERRED STOCK — 0.1%
GERMANY — 0.1%
Hugo Boss AG Preference Shares (Cost $13,255)	250	18,950

SHORT TERM INVESTMENTS — 11.5%
UNITED STATES — 11.5%
MONEY MARKET FUNDS — 11.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,553,431	4,553,431
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	61,594	61,594

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,615,025)		4,615,025

TOTAL INVESTMENTS — 111.0%
(Cost $39,025,167)		44,439,127
OTHER ASSETS & LIABILITIES — (11.0)%		(4,392,898)

NET ASSETS — 100.0%		$40,046,229

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedule of Investments)
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	6.2%
Chemicals	5.9
Machinery	5.8
Commercial Banks	5.4
Construction & Engineering	4.8
Oil, Gas & Consumable Fuels	4.0
Real Estate Investment Trusts	3.9
Diversified Financial Services	2.8
Media	2.8
Energy Equipment & Services	2.7
Electric Utilities	2.7
Capital Markets	2.6
Multiline Retail	2.5
Food & Staples Retailing	2.3
Insurance	2.3
Hotels, Restaurants & Leisure	2.1
IT Services	2.0
Real Estate Management & Development	2.0
Food Products	2.0
Auto Components	1.9
Industrial Conglomerates	1.8
Health Care Providers & Services	1.7
Leisure Equipment & Products	1.6
Diversified Telecommunication Services	1.6
Aerospace & Defense	1.6
Health Care Equipment & Supplies	1.6
Pharmaceuticals	1.5
Commercial Services & Supplies	1.4
Electronic Equipment, Instruments & Components	1.4
Electrical Equipment	1.4
Trading Companies & Distributors	1.3
Road & Rail	1.3
Software	1.2
Professional Services	1.1
Semiconductors & Semiconductor Equipment	1.0
Office Electronics	0.9
Automobiles	0.9
Construction Materials	0.8
Transportation Infrastructure	0.7
Paper & Forest Products	0.7
Computers & Peripherals	0.7
Air Freight & Logistics	0.6
Airlines	0.6
Marine	0.6
Specialty Retail	0.5
Containers & Packaging	0.4
Internet Software & Services	0.4
Biotechnology	0.4
Internet & Catalog Retail	0.4
Textiles, Apparel & Luxury Goods	0.3
Consumer Finance	0.3
Personal Products	0.3
Independent Power Producers & Energy Traders	0.3
Household Durables	0.3
Multi-Utilities	0.3
Building Products	0.2
Beverages	0.2
Gas Utilities	0.1
Diversified Consumer Services	0.1
Water Utilities	0.1
Communications Equipment	0.1
Wireless Telecommunication Services	0.1
Short Term Investments	11.5
Other Assets & Liabilities	(11.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Andean Resources, Ltd., which was Level 2 and part of the Metals & Mining Industry, representing 0.2% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BRAZIL — 6.6%
Aliansce Shopping Centers SA	124,765	$1,029,687
American Banknote SA	106,340	1,297,220
Anhanguera Educacional Participacoes SA	274,812	6,621,976
B2W Companhia Global Do Varejo	96,180	1,825,102
Banco ABC Brasil SA Preference Shares	57,277	504,452
BR Properties SA	271,409	2,969,149
Brasil Brokers Participacoes SA	337,660	1,942,562
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA (a)	1,179,972	710,826
Centrais Eletricas de Santa Catarina SA Preference Shares	70,400	1,696,386
CETIP SA — Balcao Organizado de Ativos e Derivativos	298,526	4,244,105
Cia de Saneamento de Minas Gerais-Copasa MG	108,315	1,872,675
Cia Energetica do Ceara Preference Shares	41,292	702,710
Cia Hering	52,700	857,169
Companiha de Tecidos Norte de Minas-Coteminas Preference Shares	215,583	701,294
Confab Industrial SA Preference Shares	1,307,006	4,802,853
Contax Participacoes SA Preference Shares	98,173	1,891,900
Cremer SA	104,544	1,101,491
Drogasil SA	206,082	1,675,968
Estacio Participacoes SA	26,814	436,131
Eternit SA	208,917	1,510,243
Even Construtora e Incorporadora SA	396,804	2,055,732
Ez Tec Empreendimentos e Participacoes SA	167,020	1,411,621
Ferbasa-Ferro Ligas DA Bahia Preference Shares	107,670	871,738
Fleury SA	85,193	1,367,707
Grendene SA	51,399	288,577
Iguatemi Empresa de Shopping Centers SA	58,783	1,469,575
Iochpe-Maxion SA	143,386	2,081,688
LPS Brasil Consultoria de Imoveis SA	52,988	1,244,899
Lupatech SA (a)	215,469	2,502,556
Magnesita Refratarios SA (a)	419,992	2,580,674
Marcopolo SA Preference Shares	1,335,387	5,623,105
Mills Estruturas e Servicos de Engenharia SA	152,195	1,888,685
Obrascon Huarte Lain Brasil SA	54,362	1,964,564
Odontoprev SA	163,125	2,465,546
Paranapanema SA (a)	237,247	716,029
Randon SA Implementos e Participacoes Preference Shares	837,537	6,200,801
Santos Brasil Participacoes SA	49,515	686,051
Sao Martinho SA	154,906	2,472,897
Sao Paulo Alpargatas SA Preference Shares	262,841	1,708,467
Saraiva SA Livreiros Editores Preference Shares	52,681	1,398,585
SLC Agricola SA	100,733	1,335,016
Tecnisa SA	56,956	380,164
Tempo Participacoes SA (a)	365,178	1,128,532

		82,237,108

CHILE — 1.9%
Almendral SA	13,989,588	1,814,656
Companhia General de Electricidad	127,231	821,108
Empresas La Polar SA	1,257,872	9,112,482
Inversiones Aguas Metropolitanas SA	864,036	1,412,518
Masisa SA (a)	12,849,593	2,073,179
Parque Arauco SA	1,097,070	2,672,636
Salfacorp SA	82,229	296,794
Sonda SA	351,942	881,453
Vina Concha Y Toro SA	1,842,215	4,436,748

		23,521,574

CHINA — 8.7%
Anhui Expressway Co., Ltd.	6,014,000	5,276,219
AsiaInfo-Linkage, Inc. (a)(b)	69,465	1,151,035
BYD Electronic International Co., Ltd.	1,265,000	667,190
Camelot Information Systems Inc, ADR (a)(b)	25,190	602,545
China Automation Group, Ltd. (b)	1,331,000	969,102
China Green Holdings, Ltd. (b)	3,285,000	3,224,296
China Hongxing Sports, Ltd. (b)	8,405,000	1,049,764
China Huiyuan Juice Group, Ltd. (b)	4,202,400	2,892,186
China Medical Technologies, Inc. ADR (a)(b)	80,261	902,134
China Minzhong Food Corp., Ltd. (a)	1,699,000	1,803,708
China Resources Gas Group, Ltd.	1,324,000	1,883,728
China SCE Property Holdings, Ltd.	3,083,000	872,512
China Shanshui Cement Group, Ltd. (b)	7,355,000	5,251,105
China Vanadium Titano — Magnetite Mining Co., Ltd. (a)	1,749,000	832,466
China Wireless Technologies, Ltd.	2,668,000	1,664,572
Chongqing Machinery & Electric Co., Ltd.	3,900,000	1,454,915
Country Garden Holdings Co.	1,828,000	700,757
Dalian Port PDA Co., Ltd. (b)	2,878,000	1,195,827
E-House China Holdings, Ltd.	83,951	1,255,907
First Tractor Co., Ltd. (b)	1,362,500	1,523,110
Giant Interactive Group, Inc. ADR (b)	390,676	2,781,613
Great Wall Technology Co., Ltd.	1,984,000	1,008,124
Haitian International Holdings, Ltd.	1,422,000	1,483,527

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Harbin Power Equipment Co., Ltd.	3,502,000	$5,523,084
Hidili Industry International Development, Ltd. (b)	1,731,000	1,462,977
Home Inns & Hotels Management, Inc. ADR (a)(b)	148,669	6,089,482
Kingsoft Corp., Ltd.	1,695,000	843,831
Livzon Pharmaceutical, Inc.	166,400	598,288
Longcheer Holdings, Ltd.	1,672,000	887,522
Lonking Holdings, Ltd. (b)	5,724,000	3,129,418
Minth Group, Ltd.	1,014,000	1,664,423
NVC Lighting Holdings, Ltd.	4,757,000	2,490,592
O-Net Communications Group, Ltd. (a)	1,270,000	892,013
Pacific Online, Ltd.	2,098,000	939,203
Peak Sport Products Co., Ltd. (b)	1,580,000	1,036,579
Ports Design, Ltd. (b)	2,115,500	5,837,345
Real Gold Mining, Ltd. (a)(b)	467,500	814,283
Semiconductor Manufacturing International Corp. (a)	54,338,000	3,914,413
Shanghai Electric Group Co., Ltd.	9,312,000	6,145,190
Shenguan Holdings Group, Ltd.	1,390,005	1,820,284
Shenzhen International Holdings, Ltd.	52,700,000	4,474,346
Shenzhou International Group Holdings, Ltd.	968,000	1,121,954
Sohu.com, Inc. (a)	56,502	3,587,312
Sound Global, Ltd. (a)(b)	1,707,000	1,105,975
Suntech Power Holdings Co., Ltd. ADR (a)(b)	243,681	1,951,885
TCL Communication Technology Holdings, Ltd.	1,344,000	1,322,622
Tianjin Tianlian Public Utilities Co., Ltd. (a)	1,836,000	399,148
Tong Ren Tang Technologies Co., Ltd.	473,000	1,429,894
Travelsky Technology, Ltd.	1,279,000	1,335,985
WuXi PharmaTech Cayman, Inc. ADR (a)	109,163	1,761,891
Xinjiang Xinxin Mining Industry Co., Ltd. (b)	5,525,000	3,489,706
Zhejiang Southeast Electric Power Co.	2,577,300	1,564,421

		108,080,408

CZECH REPUBLIC — 0.3%
Philip Morris CR AS	7,105	3,890,184

EGYPT — 1.4%
Arab Cotton Ginning	227,805	172,276
Citadel Capital Corp/Cairo (a)	373,704	594,836
Eastern Tobacco	36,479	754,088
Egyptian for Tourism Resorts (a)	4,497,435	1,549,504
Egyptian Kuwait Holding Co.	1,160,442	1,961,147
ElSwedy Electric Co. (a)	143,813	1,327,886
Ezz Steel (a)	502,261	1,704,486
Juhayna Food Industries (a)	935,012	966,421
Maridive & Oil Services SAE	401,043	1,431,723
Medinet Nasr Housing (a)	57,540	311,737
Misr Beni Suef Cement Co.	74,568	898,541
Olympic Group Financial Investments	103,957	735,489
Orascom Telecom Holding SAE GDR (a)	244,566	892,666
Palm Hills Developments SAE (a)	1,323,421	1,431,711
Sidi Kerir Petrochemicals Co.	257,128	631,193
Six of October Development & Investment Co. (a)	77,850	1,425,574
Suez Cement Co.	94,381	617,826

		17,407,104

HONG KONG — 5.6%
361 Degrees International, Ltd. (b)	1,107,000	797,463
Asian Citrus Holdings, Ltd.	1,073,341	1,331,036
BaWang International Group Holding, Ltd. (b)	1,724,000	629,841
Beijing Capital Land, Ltd.	2,572,400	860,373
China Everbright International, Ltd.	9,054,000	4,751,992
China Foods, Ltd. (b)	1,344,000	857,543
China Forestry Holdings, Ltd.	2,662,000	1,243,053
China High Precision Automation Group, Ltd.	1,340,000	1,058,396
China Lilang, Ltd. (b)	1,085,000	1,674,889
China Pharmaceutical Group, Ltd. (b)	1,730,000	965,853
China Power International Development, Ltd. (b)	18,871,000	3,859,820
China State Construction International Holdings, Ltd. (b)	2,302,000	2,173,584
China Travel International Investment Hong Kong, Ltd. (a)	15,064,000	3,391,200
CIMC Enric Holdings, Ltd. (a)	1,525,000	672,882
Citic 21CN Co., Ltd. (a)	4,619,500	564,539
Citic Resources Holdings, Ltd. (a)(b)	4,780,000	1,076,071
Comba Telecom Systems Holdings, Ltd. (b)	1,332,850	1,505,396
Dawnrays Pharmaceutical Holdings, Ltd.	1,756,000	824,503
Digital China Holdings, Ltd.	1,294,000	2,420,325
Fufeng Group, Ltd.	1,406,000	1,231,707
Global Bio-Chem Technology Group Co., Ltd. (a)	4,432,000	672,755
Greentown China Holdings, Ltd.	1,221,500	1,351,347
GZI Transportation, Ltd.	2,096,549	1,213,647
Haier Electronics Group Co., Ltd. (a)(b)	1,320,000	1,535,032
Hengdeli Holdings, Ltd. (b)	2,708,000	1,612,890
Hua Han Bio-Pharmaceutical Holdings, Ltd.	2,044,800	694,432
Ju Teng International Holdings, Ltd.	1,772,000	859,370
Kaisa Group Holdings, Ltd. (a)(b)	5,017,000	1,490,840
Kingway Brewery Holdings, Ltd. (a)	2,670,000	669,763
Lijun International Pharmaceutical Holdings, Ltd.	2,070,000	604,465

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

PCD Stores, Ltd. (b)	4,499,000	$1,348,488
Ruinian International, Ltd. (b)	1,133,000	785,586
Shenzhen Investment, Ltd.	4,202,000	1,464,874
Shougang Concord International Enterprises Co., Ltd. (a)(b)	19,666,000	2,858,706
Sino Biopharmaceutical (b)	5,164,000	1,919,814
Sinotrans Shipping, Ltd. (b)	2,633,500	995,992
Tianjin Port Development Holdings, Ltd. (b)	9,534,000	2,256,670
Tianneng Power International, Ltd.	1,828,000	759,545
TPV Technology, Ltd. (b)	2,628,000	1,676,803
United Energy Group, Ltd. (a)(b)	8,892,000	1,772,989
Vinda International Holdings, Ltd. (b)	890,000	983,463
VODone, Ltd. (b)	4,290,000	1,324,474
Wasion Group Holdings, Ltd.	1,035,000	684,350
Yingde Gases (a)(b)	2,540,500	2,258,251
Yip’s Chemical Holdings, Ltd.	854,000	1,049,147
Yuexiu Property Co., Ltd. (a)	19,020,000	5,089,192

		69,823,351

HUNGARY — 0.1%
Egis Gyogyszergyar Nyrt	10,969	1,062,093

INDIA — 10.1%
Amtek Auto, Ltd.	565,086	1,708,591
Anant Raj Industries, Ltd.	721,058	1,722,218
Asian Paints Ltd.	31,744	2,048,115
Aurobindo Pharma, Ltd.	62,992	1,844,046
Bajaj Auto Ltd.	31,963	1,095,992
Bajaj Finserv, Ltd.	71,002	735,188
Bajaj Hindusthan, Ltd.	320,672	852,687
Bajaj Holdings and Investment, Ltd.	60,763	1,183,598
Balrampur Chini Mills, Ltd.	449,117	885,880
Bharat Forge, Ltd.	713,189	6,020,996
Bhushan Steel, Ltd.	116,143	1,229,352
Biocon, Ltd.	129,109	1,215,152
CESC, Ltd.	394,521	3,220,400
Core Projects & Technologies, Ltd.	156,469	1,004,285
Coromandel International, Ltd.	188,658	1,329,023
Dewan Housing Finance, Corp. Ltd.	138,958	996,153
Edelweiss Capital, Ltd.	510,137	537,347
Educomp Solutions, Ltd.	211,504	2,514,256
Emami, Ltd.	109,113	982,420
Era Infra Engineering, Ltd.	214,351	1,033,285
Escorts, Ltd.	238,429	917,404
Essar Shipping Ports & Logistics, Ltd. (a)	276,898	668,791
Federal Bank, Ltd.	195,363	1,734,521
Financial Technologies India, Ltd.	40,659	812,907
Fortis Healthcare, Ltd. (a)	260,285	852,773
Gammon India, Ltd.	128,112	498,810
Gateway Distriparks, Ltd.	360,468	910,138
GlaxoSmithKline Consumer Healthcare, Ltd.	26,815	1,365,487
Glenmark Pharmaceuticals, Ltd.	740,768	6,046,748
Godrej Industries, Ltd.	184,346	789,495
Great Offshore, Ltd.	66,433	574,965
GTL, Ltd.	263,384	2,447,707
Gujarat Gas Co., Ltd.	132,974	1,204,394
Gujarat NRE Coke, Ltd.	656,776	959,129
GVK Power & Infrastructure, Ltd. (a)	1,759,317	1,597,412
HCL Infosystems, Ltd.	340,943	894,770
Hindustan Construction Co.	734,783	806,018
IDBI Bank Ltd.	110,220	407,579
IFCI, Ltd.	1,127,049	1,698,828
India Cements, Ltd.	942,439	2,283,647
India Infoline, Ltd.	460,112	848,915
Indiabulls Financial Services, Ltd.	636,755	2,477,812
Indiabulls Real Estate, Ltd. (a)	604,400	1,865,307
Indian Hotels Co., Ltd.	524,438	1,134,728
IVRCL Infrastructures & Projects, Ltd.	1,896,545	5,467,173
Jammu & Kashmir Bank, Ltd.	66,422	1,173,507
JSW Energy Ltd.	563,819	1,256,504
Mahindra & Mahindra Financial Services	93,162	1,541,762
Marico, Ltd.	423,938	1,138,181
MAX India, Ltd. (a)	837,850	2,764,727
Moser Baer India, Ltd.	1,522,928	2,121,848
Motherson Sumi Systems, Ltd.	260,983	1,079,769
Mundra Port and Special Economic Zone Ltd.	374,195	1,202,964
Nagarjuna Construction Co., Ltd.	1,119,417	3,529,862
Nestle India Ltd.	19,039	1,639,274
Oil India Ltd.	48,249	1,521,438
Opto Circuits India, Ltd.	180,381	1,086,764
Patni Computer Systems, Ltd.	515,424	5,475,263
Phoenix Mills, Ltd.	146,984	726,784
Punj Lloyd, Ltd.	941,187	2,357,440
Rajesh Exports, Ltd.	391,012	1,152,093
REI Agro, Ltd.	1,918,322	1,169,055
Reliance Power Ltd. (a)	222,380	784,783
Rolta India, Ltd.	252,209	872,565
Sadbhav Engineering, Ltd.	162,250	430,707
Shree Renuka Sugars, Ltd.	719,689	1,565,241
Sintex Industries, Ltd.	1,100,647	4,460,186
Strides Arcolab, Ltd.	88,760	893,059
Suzlon Energy, Ltd. (a)	1,565,170	1,912,927
Tata Chemicals, Ltd.	129,253	1,142,074
Tata Global Beverages, Ltd.	505,406	1,223,531
Thermax, Ltd.	68,760	1,353,057
United Breweries, Ltd.	119,832	1,346,117
United Phosphorus, Ltd.	1,112,725	4,313,785
Videocon Industries Ltd.	41,877	202,525
Voltas, Ltd.	237,357	1,157,192
Welspun-Gujarat Stahl, Ltd.	596,639	2,267,001

		126,286,427

INDONESIA — 2.9%
Alam Sutera Realty Tbk PT	39,395,500	1,289,864
Bakrie and Brothers Tbk PT (a)	202,035,000	1,457,522
Bakrie Sumatera Plantations Tbk PT	19,517,000	844,798
Bakrie Telecom Tbk PT (a)	48,616,500	1,268,022
Bakrieland Development Tbk PT	81,539,500	1,420,833

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (a)	10,518,000	$1,692,686
Bank Tabungan Negara Tbk PT	6,137,500	1,117,148
Barito Pacific Tbk PT (a)	6,418,500	833,479
Bisi International PT (a)	3,654,500	758,481
Bumi Serpong Damai PT	16,961,000	1,694,217
Darma Henwa PT Tbk (a)	206,734,042	1,629,092
Delta Dunia Makmur Tbk PT (a)	8,786,000	1,569,973
Energi Mega Persada Tbk PT (a)	72,214,500	993,851
Gajah Tunggal Tbk PT	4,288,000	1,094,606
Holcim Indonesia Tbk PT (a)	4,159,500	1,038,721
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	5,398,000	982,544
Indika Energy Tbk PT	2,944,000	1,543,885
Japfa Comfeed Indonesia Tbk PT	2,383,000	833,124
Kawasan Industri Jababeka Tbk PT (a)	56,254,500	749,227
Lippo Karawaci Tbk PT	56,968,250	4,299,491
Medco Energi Internasional Tbk PT	2,913,500	1,091,350
Pakuwon Jati Tbk PT (a)	8,486,000	847,658
Pembangunan Perumahan Persero PT Tbk	10,945,500	971,853
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,306,000	1,862,608
Summarecon Agung Tbk PT	12,461,000	1,507,491
Timah Tbk PT	3,645,500	1,112,666
Unilever Indonesia Tbk PT	779,500	1,427,497

		35,932,687

ISRAEL — 0.0% (c)
First International Bank of Israel, Ltd.	302	4,579
Isramco Negev 2 — LP (a)	—	0

		4,579

MALAYSIA — 5.4%
AirAsia Bhd (a)	4,902,200	4,022,236
Alliance Financial Group Bhd	3,954,300	3,898,515
Batu Kawan BHD	81,600	447,232
Berjaya Corp. Bhd	5,522,200	1,987,885
Berjaya Corp. Bhd (a)	50	8
Berjaya Sports Toto Bhd	528,200	770,845
Boustead Holdings Bhd	233,300	407,055
British American Tobacco Malaysia Bhd	113,100	1,650,559
Bursa Malaysia Bhd	1,582,700	4,003,587
Digi.Com Bhd	174,200	1,389,758
EON Capital Bhd (a)	154,400	355,518
Fraser & Neave Holdings Bhd	277,800	1,351,386
Genting Plantations Bhd	847,100	2,417,539
IGB Corp. Bhd	4,797,300	3,236,058
IJM Corp. Bhd	652,300	1,317,927
Kencana Petroleum Bhd (a)	2,664,000	2,082,127
KNM Group Bhd (a)	4,582,037	4,220,200
Kulim Malaysia Bhd	1,221,800	5,048,073
Lafarge Malayan Cement Bhd	824,500	2,050,889
Malaysia Airports Holdings Bhd	166,600	339,305
Malaysian Bulk Carriers Bhd	1,133,400	1,036,546
Malaysian Resources Corp. Bhd	574,300	370,636
Media Prima Bhd	2,008,600	1,693,647
Parkson Holdings Bhd	1,794,467	3,136,753
PLUS Expressways Bhd	1,346,700	1,974,083
Shell Refining Co. Federation of Malaya	84,000	293,121
SP Setia Bhd	2,837,300	5,474,926
Sunway Real Estate Investment Trust	5,799,200	1,937,142
TAN Chong Motor Holdings Bhd	988,300	1,660,254
Top Glove Corp. Bhd	1,249,700	2,018,325
UEM Land Holdings Bhd (a)	2,531,600	2,003,277
Wah Seong Corp Bhd	1,836,200	1,232,669
YTL Corp. Bhd	720,200	1,964,288
YTL Power International Bhd	1,806,800	1,429,736

		67,222,105

MEXICO — 3.3%
Axtel SAB de CV (a)(b)	3,714,574	2,153,333
Bolsa Mexicana de Valores SAB de CV	816,327	1,720,812
Consorcio ARA SAB de CV	4,728,789	2,913,799
Corporacion GEO SAB de CV (a)	1,479,694	5,434,582
Desarrolladora Homex SAB de CV (a)	202,533	1,146,001
Empresas ICA SAB de CV (a)	1,588,549	4,058,309
Genomma Lab Internacional SA de CV (a)	430,254	1,045,809
Grupo Aeroportuario del Pacifico SAB de CV	625,383	2,549,397
Grupo Aeroportuario del Sureste SAB de CV (b)	966,962	5,487,082
Industrias CH SAB, Series B (a)	1,035,871	4,039,678
Promotora y Operadora de Infraestructura, SAB de CV (a)	1,054,233	3,752,297
TV Azteca SAB de CV	8,048,296	5,631,328
Urbi Desarrollos Urbanos SA de CV (a)	317,862	747,623

		40,680,050

MOROCCO — 0.1%
Alliances Developpement Immobilier SA	1,634	148,235
Ciments du Maroc	1,034	148,698
Holcim Maroc SA	931	296,110
Label Vie	4,621	719,915
Samir (a)	8,089	569,999

		1,882,957

PERU — 0.3%
Alicorp SA	1,062,372	2,384,801
Grana y Montero SA	428,120	1,014,430

		3,399,231

PHILIPPINES — 1.6%
ABS-CBN Holdings Corp, PDR	326,620	335,492
Alliance Global Group, Inc.	7,092,000	2,023,511
DMCI Holdings, Inc.	1,937,800	1,592,349
Energy Development Corp.	14,353,900	1,923,246
First Philippine Holdings Corp.	452,820	647,033
GMA Holdings, Inc.	7,710,300	1,267,157
International Container Terminal Services, Inc.	1,512,300	1,553,378
Jollibee Foods Corp.	813,980	1,651,742

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Megaworld Corp.	88,273,000	$4,996,965
Metro Pacific Investments Corp.	9,333,750	828,767
Philex Mining Corp.	3,088,300	1,134,938
Semirara Mining Corp.	275,550	1,163,587
Universal Robina Corp.	1,631,300	1,301,391

		20,419,556

POLAND — 2.7%
Agora SA	163,028	1,440,211
Asseco Poland SA (d)	205,127	3,679,782
Asseco Poland SA (a)(d)	12,831	234,519
Bank Millennium SA (a)	1,428,444	2,369,096
Boryszew SA (a)	665,059	450,208
Ciech SA (a)	63,234	532,720
Cyfrowy Polsat SA	61,163	341,583
Echo Investment SA (a)	880,817	1,431,035
Emperia Holding SA	24,140	861,194
Eurocash SA	94,934	835,767
Globe Trade Centre SA (a)	267,904	2,221,614
Grupa Lotos SA (a)	296,910	3,653,024
LPP SA	1,532	1,122,639
Lubelski Wegiel Bogdanka SA (a)	59,657	2,221,148
Netia SA (a)	1,019,389	1,794,183
Orbis SA (a)	56,703	786,888
PBG SA	40,427	2,914,570
Polimex- Mostostal SA	1,678,092	2,271,952
Polskie Gornictwo Naftowe i Gazownictwo SA	620,762	750,096
Synthos SA (a)	1,437,125	1,493,332
Tauron Polska Energia SA (a)	352,781	784,502
TVN SA	326,177	1,887,873

		34,077,936

RUSSIA — 1.3%
AK Transneft OAO Preference Shares	2,927	4,068,530
Integra Group Holdings GDR (a)	773,581	2,746,213
North-West Telecom	1,238,455	1,227,663
OGK-2 OAO (a)	16,680,022	1,017,481
Pharmstandard GDR (a)	50,862	1,449,567
PIK Group GDR (a)	547,161	2,216,002
Polymetal OJSC GDR (a)	31,510	576,948
Vsmpo-Avisma Corp.	21,366	2,457,090
Wimm-Bill-Dann Foods OJSC ADR (b)	18,598	613,176

		16,372,670

SOUTH AFRICA — 10.1%
Adcock Ingram Holdings, Ltd.	232,570	2,105,724
AECI, Ltd. (b)	54,921	684,878
Afgri, Ltd.	3,069,705	3,526,397
Aquarius Platinum, Ltd.	726,516	4,003,896
Aveng, Ltd.	895,534	5,854,490
AVI, Ltd.	437,833	1,994,677
Barloworld, Ltd.	376,298	3,810,901
Clicks Group, Ltd.	500,947	3,281,721
Coronation Fund Managers, Ltd. (b)	1,594,018	4,517,679
DataTec, Ltd.	1,070,975	5,390,691
Gold Reef Resorts, Ltd. (b)	1,221,933	3,610,897
Grindrod, Ltd.	1,797,979	5,150,089
Hosken Consolidated Investments, Ltd.	315,838	3,979,155
Illovo Sugar, Ltd. (b)	271,357	1,132,064
JD Group, Ltd.	699,791	6,135,038
JSE, Ltd.	529,526	6,323,176
Lewis Group, Ltd.	682,868	8,390,634
Life Healthcare Group Holdings, Ltd.	1,348,846	3,027,678
Merafe Resources, Ltd.	8,345,592	2,094,046
Metorex, Ltd. (a)	1,880,280	1,489,274
MMI Holdings Ltd.	852,619	2,141,938
Mondi, Ltd.	261,364	2,125,441
Mr. Price Group, Ltd.	360,069	3,619,331
Murray & Roberts Holdings, Ltd.	494,165	3,000,508
Mvelaphanda Resources, Ltd. (a)	610,489	4,612,061
Nampak, Ltd.	840,008	2,916,522
Northam Platinum, Ltd. (b)	580,516	3,974,965
Pangbourne Properties, Ltd. (b)	724,948	2,136,793
Pick’n Pay Holdings, Ltd. (b)	311,586	970,211
Reunert, Ltd.	651,153	6,594,453
SA Corporate Real Estate Fund	9,146,305	4,382,540
Sun International, Ltd. (b)	115,060	1,834,316
The Spar Group, Ltd.	298,929	4,418,587
Tongaat Hulett, Ltd. (a)	150,952	2,475,652
Wilson Bayly Holmes-Ovcon, Ltd.	185,984	3,907,611

		125,614,034

TAIWAN — 31.4%
A-DATA Technology Co., Ltd.	372,000	625,178
Ability Enterprise Co., Ltd.	630,000	1,082,537
Accton Technology Corp.	1,471,000	1,029,218
Action Electronics Co., Ltd. (a)	1,829,000	680,625
Adlink Technology, Inc.	385,000	693,242
Advanced Ceramic X Corp.	221,400	930,204
Advanced International Multitech Co., Ltd.	432,000	902,331
Advanced Power Electronics Corp.	557,398	571,612
Advanced Wireless Semiconductor Co.	366,000	549,819
Advantech Co., Ltd.	648,000	1,833,553
AGV Products Corp. (a)	1,891,000	924,211
Alcor Micro Corp.	366,000	739,369
Alpha Networks, Inc.	1,051,000	901,171
Altek Corp.	882,228	1,338,933
AmTRAN Technology Co., Ltd.	1,539,409	1,417,630
Anpec Electronics Corp.	405,000	456,999
Apex Biotechnology Corp.	826,000	1,943,429
Arcadyan Technology Corp.	202,039	422,697
Asia Cement Corp.	1,051,000	1,162,511
Asia Optical Co., Inc. (a)	387,540	821,428
Asia Polymer	557,600	902,671
Asrock, Inc.	142,000	533,294
Aten International Co., Ltd.	210,000	381,013
Bank of Kaohsiung (a)	1,646,000	903,263
Basso Industry Corp.	732,000	641,456
BES Engineering Corp.	3,476,000	1,239,874
Biostar Microtech International Corp.	851,000	513,697
Cameo Communications, Inc.	1,280,350	656,500
Cando Corp./Taiwan (a)	1,030,328	770,365

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Capital Securities Corp.	2,919,720	$1,567,185
Career Technology Co., Ltd.	630,000	974,500
Catcher Technology Co., Ltd.	1,080,132	4,000,969
Cathay No. 1 REIT	1,044,000	423,236
Cathay Real Estate Development Co., Ltd.	2,372,000	1,496,915
Chang Wah Electromaterials, Inc.	210,000	1,210,022
Charoen Pokphand Enterprise	1,471,000	1,003,992
Chaun-Choung Technology Corp.	396,000	524,260
Cheng Loong Corp.	2,012,000	952,295
Cheng Uei Precision Industry Co., Ltd.	608,000	1,384,638
Chicony Electronics Co., Ltd.	827,690	1,845,209
Chien Kuo Construction Co., Ltd.	1,995,860	1,143,171
Chin-Poon Industrial Co.	1,051,000	904,776
China Bills Finance Corp.	4,622,394	1,664,642
China Chemical & Pharmaceutical Co., Ltd.	840,000	825,408
China Life Insurance Co., Ltd.	3,173,107	3,379,177
China Manmade Fibers Corp. (a)	2,372,000	1,265,056
China Motor Corp.	500,000	497,316
China Petrochemical Development Corp. (a)	3,434,780	3,404,563
China Steel Chemical Corp.	403,000	1,658,635
China Synthetic Rubber Corp.	1,108,000	1,141,955
Chinese Gamer International Corp.	47,000	407,834
Chipbond Technology Corp. (a)	1,081,000	1,887,157
Chong Hong Construction Co., Ltd.	438,860	1,229,738
Chroma ATE, Inc.	603,000	1,801,358
Chung Hung Steel Corp. (a)	912,807	533,787
Chunghwa Picture Tubes, Ltd. (a)	9,245,011	1,477,604
Clevo Co.	963,053	2,229,557
CMC Magnetics Corp. (a)	4,015,000	1,100,264
Coretronic Corp.	1,945,420	3,182,705
Crete Systems, Inc.	283,440	645,496
CTCI Corp.	1,100,000	1,229,914
CyberTAN Technology, Inc.	889,000	1,254,689
D-Link Corp.	1,728,904	1,778,921
Dahan Development Corp. (a)	441,000	1,618,404
Danen Technology Corp. (a)	366,000	609,446
Dimerco Express Taiwan Corp.	732,000	760,709
Dynamic Electronics Co., Ltd.	781,000	525,015
E.Sun Financial Holding Co., Ltd.	6,299,749	4,332,138
Elan Microelectronics Corp.	882,000	1,282,623
Elite Material Co., Ltd.	731,413	773,896
Elite Semiconductor Memory Technology, Inc.	630,000	1,017,715
ENG Electric Co., Ltd.	216,000	1,385,351
Entire Technology Co., Ltd.	210,000	975,940
Episil Technologies, Inc. (a)	1,096,000	828,865
Eternal Chemical Co., Ltd.	1,210,800	1,411,939
Everlight Chemical Industrial Corp.	548,000	591,107
Everlight Electronics Co., Ltd.	864,503	2,502,497
Excelsior Medical Co., Ltd.	214,328	679,963
Far Eastern Department Stores, Ltd.	1,681,269	2,811,101
Far Eastern International Bank	3,571,510	1,806,793
Far EasTone Telecommunications Co. Ltd.	857,000	1,243,328
Faraday Technology Corp.	663,323	1,296,775
Farglory Land Development Co., Ltd.	311,000	837,326
Feng Hsin Iron & Steel Co., Ltd.	809,270	1,546,013
Feng TAY Enterprise Co., Ltd.	732,000	822,218
First Insurance Co., Ltd.	1,646,000	1,154,484
FLEXium Interconnect, Inc.	366,000	684,136
Forhouse Corp.	840,576	851,921
Formosa Epitaxy, Inc.	887,000	1,403,977
Formosa International Hotels Corp.	18,000	318,557
Formosa Sumco Technology Corp. (a)	648,000	1,286,821
Formosa Taffeta Co., Ltd.	1,416,000	1,379,260
Formosan Rubber Group, Inc.	1,051,000	1,189,546
Formosan Union Chemical (a)	1,998,000	1,168,381
Froch Enterprise Co., Ltd. (a)	1,462,000	842,406
FSP Technology, Inc.	582,630	781,329
Gallant Precision Machining Co., Ltd. (a)	928,000	603,145
Gemtek Technology Corp.	629,953	954,982
Genius Electronic Optical Co., Ltd. (a)	216,000	2,844,786
Genmont Biotech, Inc.	192,000	566,982
GeoVision, Inc.	183,000	652,753
Giant Manufacturing Co., Ltd.	647,994	2,644,737
Gigabyte Technology Co. Ltd.	444,000	466,743
Gigastorage Corp.	630,470	981,714
Gintech Energy Corp.	840,006	2,405,656
Global Unichip Corp.	209,669	877,321
Goldsun Development & Construction Co., Ltd.	2,372,246	1,334,345
Grand Pacific Petrochemical	2,189,000	1,565,368
Grape King, Inc.	393,000	617,337
Great Wall Enterprise Co.	1,104,350	1,196,902
Greatek Electronics, Inc.	1,609,673	1,678,324
GTM Corp. (a)	1,051,000	980,474
HannStar Display Corp. (a)	9,659,474	1,957,968
Hey Song Corp.	1,327,000	1,276,640
Highwealth Construction Corp.	1,081,000	2,424,756
Himax Technologies, Inc. ADR (b)	983,526	2,321,121
Hiwin Technologies Corp.	431,840	2,236,477
Ho Tung Chemical Corp. (a)	1,890,920	1,089,550
Hong TAI Electric Industrial	1,462,000	749,641
Hotai Motor Co., Ltd.	648,000	1,982,460
Huaku Development Co., Ltd.	437,850	1,327,524
Huang Hsiang Construction Co.	440,000	1,469,861
I-Sheng Electric Wire & Cable Co., Ltd.	630,000	1,065,251
Ibase Technology, Inc.	365,701	606,439
IC Plus Corp. (a)	406,000	445,595
Inventec Co., Ltd.	4,465,775	2,527,234
ITE Technology, Inc.	432,000	917,147
J Touch Corp. (a)	210,000	777,871
Jess-Link Products Co., Ltd.	420,700	1,002,818

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Jih Sun Financial Holdings Co., Ltd. (a)	1,828,686	$856,123
Kaori Heat Treatment Co., Ltd. (a)	366,000	495,841
KEE TAI Properties Co., Ltd.	1,680,760	1,412,331
Kenda Rubber Industrial Co., Ltd.	732,000	753,177
KGI Securities Co., Ltd.	5,705,000	3,257,876
King Yuan Electronics Co., Ltd. (a)	2,100,994	1,073,682
King’s Town Bank (a)	2,012,000	1,173,118
Kinpo Electronics (a)	2,920,000	1,076,604
Kinsus Interconnect Technology Corp.	441,030	1,497,504
Kuoyang Construction Co., Ltd. (a)	1,051,000	901,171
KYE Systems Corp.	732,000	656,519
Largan Precision Co., Ltd.	40,000	994,632
Laser Tek Taiwan Co., Ltd.	630,000	1,143,038
LEE Chang Yung Chemical Industry Corp.	1,029,000	2,099,892
Lien Hwa Industrial Corp.	1,539,000	1,237,787
Lingsen Precision Industries, Ltd.	1,261,000	1,068,259
Long Bon International Co., Ltd.	969,000	456,974
Longwell Co.	630,000	1,015,554
Lumax International Corp., Ltd.	431,550	885,109
Macronix International Co., Ltd.	6,485,656	4,537,835
Makalot Industrial Co., Ltd.	799,000	1,877,163
Masterlink Securities Corp.	2,012,000	917,792
Mayer Steel Pipe Corp.	1,536,800	1,320,352
Micro-Star International Co. Ltd.	1,200,000	705,846
Microbio Co., Ltd. (a)	385,000	623,257
Mirle Automation Corp.	1,110,000	1,290,587
Mitac International Corp.	2,100,999	1,012,434
Mosel Vitelic, Inc. (a)	1,280,000	629,980
Motech Industries, Inc.	648,509	2,391,052
Nan Kang Rubber Tire Co., Ltd. (a)	1,009,000	1,706,093
Nantex Industry Co., Ltd.	913,840	678,567
National Petroleum Co., Ltd.	284,000	366,731
Neo Solar Power Corp. (a)	604,000	1,474,964
Newmax Technology Co., Ltd.	232,232	1,294,315
Nien Hsing Textile Co., Ltd.	914,183	772,885
Novatek Microelectronics Corp.	951,572	3,067,850
O-TA Precision Industry Co., Ltd.	203,000	273,972
Oriental Union Chemical Corp.	1,216,000	1,568,144
Pan-International Industrial Co., Ltd.	629,880	1,002,399
Paragon Technologies Co., Ltd.	191,000	390,431
PC Home Online	210,000	1,274,844
Pegatron Corp. (a)	800,000	1,152,402
Phison Electronics Corp.	210,595	1,177,336
Phytohealth Corp. (a)	366,000	593,127
PixArt Imaging, Inc.	185,000	920,035
Polaris Securities Co., Ltd.	5,264,920	3,430,915
Portwell, Inc.	607,000	640,175
Pou Chen Corp.	1,728,000	1,597,229
Powerchip Technology Corp. (a)	10,199,280	2,028,907
Powercom Co., Ltd. (a)	420,000	831,170
Powertech Industrial Co., Ltd.	405,000	555,622
Powertech Technology, Inc.	437,000	1,453,844
President Chain Store Corp.	216,000	996,416
President Securities Corp.	1,681,320	1,098,525
Prime Electronics Satellitics, Inc.	1,121,822	1,106,182
Prime View International Co., Ltd. (a)	1,681,000	3,407,374
Prince Housing Development Corp.	1,534,000	1,289,009
Promate Electronic Co., Ltd.	851,000	691,739
Qisda Corp. (a)	2,942,080	2,008,039
Radiant Opto-Electronics Corp.	878,000	1,746,575
Radium Life Tech Co., Ltd.	877,490	1,309,170
Ralink Technology Corp.	191,000	671,463
Raydium Semiconductor Corp.	125,373	713,800
Realtek Semiconductor Corp.	864,469	2,063,589
RichTek Technology Corp.	215,477	1,795,857
Ritek Corp. (a)	6,303,596	1,861,470
Ruentex Development Co., Ltd.	1,081,000	1,901,988
Ruentex Industries, Ltd.	437,000	1,302,464
Sampo Corp. (a)	3,396,171	1,029,690
San Fang Chemical Industry Co., Ltd.	410,100	494,401
Sanyang Industry Co., Ltd. (a)	1,891,000	1,199,853
Senao International Co., Ltd.	664,000	1,343,646
Sercomm Corp.	1,051,000	1,023,731
Sheng Yu Steel Co., Ltd.	897,000	679,907
Shih Wei Navigation Co., Ltd.	648,000	883,439
Shinkong Insurance Co., Ltd.	1,051,000	1,068,789
Shinkong Synthetic Fibers Corp.	2,737,000	1,511,351
Sigurd Microelectronics Corp.	1,333,000	1,270,982
Silicon Integrated Systems Corp.	1,096,000	751,805
Silicon Motion Technology Corp. ADR (a)(b)	250,343	1,063,958
Simplo Technology Co., Ltd.	419,983	3,053,741
Sinbon Electronics Co., Ltd.	914,000	724,140
Sinmag Bakery Machine Corp.	210,000	900,314
Sino-American Silicon Products, Inc.	621,270	1,973,131
Sinon Corp.	2,101,000	1,041,258
Sinphar Pharmaceutical Co., Ltd.	547,733	667,841
Sintek Photronic Corp. (a)	1,471,000	1,256,252
Sinyi Realty Co.	656,000	1,451,203
Soft-World International Corp.	209,710	1,003,363
Solar Applied Materials Technology Corp.	420,307	931,245
Solartech Energy Corp.	429,516	1,068,026
Southeast Cement Co., Ltd.	1,383,000	637,983
Springsoft, Inc.	648,000	824,543
St. Shine Optical Co., Ltd.	205,000	2,728,037
Standard Foods Corp.	442,050	1,149,225
Sunonwealth Electric Machine Industry Co. Ltd.	732,000	677,859
Sunrex Technology Corp.	557,000	627,560
Super Dragon Technology Co., Ltd.	197,000	344,589
Systex Corp.	630,000	1,013,393
T JOIN Transportation Co.	1,329,000	1,356,053
Ta Chong Bank Co., Ltd. (a)	2,633,600	1,124,563
Ta Ya Electric Wire & Cable	3,110,000	963,192
Taichung Commercial Bank (a)	2,844,628	1,180,526
Taiflex Scientific Co., Ltd.	420,000	950,731

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Tainan Enterprises Co., Ltd.	405,000	$627,853
Tainan Spinning Co., Ltd.	2,101,000	1,567,292
Taisun Enterprise Co., Ltd.	1,470,320	932,928
Taiwan Acceptance Corp.	660,000	1,355,924
Taiwan Business Bank (a)	5,767,400	2,611,071
Taiwan Cogeneration Corp.	2,512,120	1,576,725
Taiwan Fire & Marine Insurance Co.	835,880	839,994
Taiwan Glass Industrial Corp.	1,051,000	1,310,303
Taiwan Hon Chuan Enterprise Co., Ltd.	419,840	957,569
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	606,892	551,597
Taiwan IC Packaging Corp. (a)	1,829,000	655,533
Taiwan Land Development Corp. (a)	1,462,000	799,784
Taiwan Life Insurance Co., Ltd.	548,176	627,019
Taiwan Mask Corp.	1,828,800	834,224
Taiwan Secom	567,000	1,075,407
Taiwan Surface Mounting Technology Co., Ltd.	376,000	876,923
Taiwan Tea Corp.	479,000	349,929
Taiwan- Sogo Shinkong Security Corp.	197,000	166,213
Taiyen Biotech Co., Ltd.	1,543,000	1,267,465
Tang Eng Iron Works Co., Ltd. (a)	233,000	233,348
Tatung Co., Ltd. (a)	10,169,268	2,748,404
Teco Electric & Machinery Co., Ltd.	4,841,000	3,237,683
Test-Rite International Co.	616,000	485,929
The Ambassador Hotel	209,000	344,074
Thye Ming Industrial Co., Ltd.	840,196	1,064,779
Tong Hsing Electronic Industries Ltd.	210,000	925,523
Tong Yang Industry Co., Ltd.	810,000	1,194,588
Topco Scientific Co., Ltd.	648,000	882,328
Topoint Technology Co., Ltd.	732,000	810,920
Transcend Information, Inc.	420,000	1,137,997
Tripod Technology Corp.	841,255	3,433,517
TSRC Corp.	1,035,000	2,396,121
TTY Biopharm Co., Ltd.	191,060	891,196
Tung Ho Steel Enterprise Corp.	1,416,258	1,605,382
Tung Thih Electronic Co., Ltd.	215,372	945,505
TXC Corp.	662,000	1,264,672
TYC Brother Industrial Co., Ltd.	923,700	630,447
Tycoons Group Enterprise (a)	2,195,174	666,311
U-Ming Marine Transport Corp.	864,000	1,881,707
Unimicron Technology Corp.	656,000	1,277,959
Unitech Computer Co., Ltd.	1,280,000	704,611
Unity Opto Technology Co., Ltd.	630,801	1,125,020
Universal Cement Corp.	1,096,800	695,927
Unizyx Holding Corp. (a)	1,332,000	1,352,261
UPC Technology Corp.	1,539,000	1,277,376
Userjoy Technology Co., Ltd.	43,705	378,492
USI Corp.	1,521,560	1,523,830
Ve Wong Corp.	709,604	596,275
Via Technologies, Inc. (a)	1,538,062	1,659,049
Visual Photonics Epitaxy Co., Ltd.	431,833	888,652
Wafer Works Corp. (a)	388,821	560,097
Wah Hong Industrial Corp.	196,000	479,303
Walsin Lihwa Corp. (a)	5,674,000	3,600,192
Wan Hai Lines, Ltd. (a)	2,190,400	1,926,972
Waterland Financial Holdings Co., Ltd.	4,412,830	1,952,412
Wei Chuan Food Corp.	840,000	1,100,544
Weikeng Industrial Co., Ltd.	1,261,000	1,182,870
Winbond Electronics Corp. (a)	10,155,000	2,998,801
Wintek Corp. (a)	2,101,000	3,610,176
Wistron NeWeb Corp.	419,924	1,006,729
WPG Holdings Co., Ltd.	2,959,253	5,714,196
WUS Printed Circuit Co., Ltd. (a)	1,096,000	830,744
XinTec, Inc.	267,000	457,874
Yageo Corp.	5,524,000	2,718,756
Yang Ming Marine Transport Corp. (a)	2,520,899	2,442,522
Yeh-Chiang Technology Corp. (a)	181,000	259,489
Yieh Phui Enterprise Co., Ltd.	2,561,050	988,178
Young Fast Optoelectronics Co., Ltd.	212,216	2,027,066
Young Optics, Inc.	210,000	1,296,452
Yuen Foong Yu Paper Manufacturing Co., Ltd.	3,572,341	1,831,718
Yufo Electronics Co., Ltd.	567,000	521,174
Yulon Motor Co., Ltd.	446,000	943,810
Yung Shin Pharmaceutical Industrial Co., Ltd. (e)	630,000	896,713
Yungtay Engineering Co., Ltd.	882,000	1,324,974
Zenitron Corp.	1,096,000	802,552
Zinwell Corp.	630,000	1,240,272

		390,371,324

THAILAND — 3.5%
Airports of Thailand PCL	677,500	876,514
BEC World PCL	7,087,470	7,464,826
Cal-Comp Electronics Thailand PCL	30,829,090	3,538,519
Central Pattana PCL	4,360,705	3,869,592
Charoen Pokphand Foods PCL	1,582,500	1,296,658
Hana Microelectronics PCL	7,141,784	5,922,859
Krung Thai Bank PCL	1,525,000	875,187
Land and Houses PCL, ADR	3,616,200	773,743
Minor International PCL	6,778,229	2,653,279
Pruksa Real Estate PCL	985,100	604,556
PTT Chemical PCL	180,000	877,758
Thai Beverage PCL	7,906,000	1,758,877
Thai Union Frozen Products PCL	797,500	1,388,912
Thanachart Capital PCL	5,558,664	6,638,312
Thoresen Thai Agencies PCL	3,295,766	2,263,140
Tisco Financial Group PCL	677,500	915,844
True Corp. PCL (a)	5,889,700	1,387,191

		43,105,767

TURKEY — 2.7%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	28,395	1,522,149
Albaraka Turk Katilim Bankasi	2,315,100	4,061,579
Asya Katilim Bankasi AS	1,765,030	3,257,105
Aygaz AS	260,967	1,407,424

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Dogan Sirketler Grubu Holdings AS (a)	2,311,840	$1,682,431
Dogan Yayin Holding AS (a)	1,221,469	1,555,607
GSD Holding (a)	1,043,036	725,178
Ihlas Holding (a)	1,567,856	1,854,125
Ittifak Holding A.S	195,383	964,854
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (a)	3,896,741	1,924,317
Petkim Petrokimya Holding AS (a)	2,644,013	4,088,857
Sekerbank TAS	1,729,854	1,989,501
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	777,399	1,050,676
TAV Havalimanlari Holding AS (a)	360,366	1,751,486
Tekfen Holding AS	315,847	1,325,778
Turk Sise ve Cam Fabrikalari AS (a)	817,569	1,444,956
Turkiye Sinai Kalkinma Bankasi AS	866,657	1,469,769
Ulker Biskuvi Sanayi AS	419,263	1,498,341

		33,574,133

TOTAL COMMON STOCKS —
(Cost $1,124,671,579)		1,244,965,278

RIGHTS — 0.0% (c)
BRAZIL — 0.0% (c)
Sao Martinho SA (expired 12/2/10) (e) (Cost $0)	533,620	0

WARRANTS — 0.0% (c)
MALAYSIA — 0.0% (c)
Media Prima Bhd (expiring 12/31/14) (a)	31,497	10,419

THAILAND — 0.0% (c)
Minor International PCL (expiring 5/18/13) (a)	148,122	14,544

TOTAL WARRANTS —
(Cost $9,828)		24,963

SHORT TERM INVESTMENTS — 1.9%
UNITED STATES — 1.9%
MONEY MARKET FUNDS — 1.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	23,091,873	23,091,873
State Street Institutional Liquid Reserves Fund 0.18% (g)(h)	552,490	552,490

TOTAL SHORT TERM INVESTMENTS —
(Cost $23,644,363)		23,644,363

TOTAL INVESTMENTS — 101.9%
(Cost $1,148,325,770)		1,268,634,604
OTHER ASSETS & LIABILITIES — (1.9)%		(23,544,592)

NET ASSETS — 100.0%		$1,245,090,012

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Reflects seperate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Management & Development	7.5%
Semiconductors & Semiconductor Equipment	6.1
Electronic Equipment, Instruments & Components	6.0
Food Products	5.2
Metals & Mining	4.8
Construction & Engineering	4.3
Chemicals	4.2
Computers & Peripherals	3.4
Commercial Banks	3.2
Machinery	2.7
Electrical Equipment	2.4
Transportation Infrastructure	2.4
Textiles, Apparel & Luxury Goods	2.3
Capital Markets	2.2
Pharmaceuticals	2.1
Household Durables	2.0
Industrial Conglomerates	2.0
Diversified Financial Services	2.0
Media	2.0
Hotels, Restaurants & Leisure	1.9
Specialty Retail	1.8
Communications Equipment	1.7
Construction Materials	1.7
Multiline Retail	1.6
Oil, Gas & Consumable Fuels	1.5
Auto Components	1.4
Marine	1.3
IT Services	1.2
Independent Power Producers & Energy Traders	1.1
Food & Staples Retailing	1.0
Energy Equipment & Services	1.0
Software	1.0
Beverages	0.9
Leisure Equipment & Products	0.8
Insurance	0.8
Diversified Consumer Services	0.8
Health Care Providers & Services	0.8
Commercial Services & Supplies	0.7
Paper & Forest Products	0.7
Diversified Telecommunication Services	0.7
Electric Utilities	0.6
Health Care Equipment & Supplies	0.6
Real Estate Investment Trusts	0.6
Trading Companies & Distributors	0.5
Air Freight & Logistics	0.5
Tobacco	0.5
Internet Software & Services	0.5
Building Products	0.5
Automobiles	0.4
Biotechnology	0.4
Household Products	0.4
Gas Utilities	0.4
Containers & Packaging	0.4
Wireless Telecommunication Services	0.4
Personal Products	0.4
Water Utilities	0.4
Airlines	0.3
Multi-Utilities	0.3
Consumer Finance	0.2
Office Electronics	0.2
Internet & Catalog Retail	0.2
Thrifts & Mortgage Finance	0.1
Distributors	0.0 ***
Short Term Investments	1.9
Other Assets & Liabilities	(1.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Yung Shin Pharmaceutical Industrial Co, which was Level 2 and part of the Pharmaceuticals Industry, representing less than 0.05% of net assets and Sao Martinho SA Rights, which was Level 2 and part of the Food Products Industry, representing 0.1% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 9.0%
Abacus Property Group	66,565	$156,252
Astro Japan Property Group (a)	146,840	49,671
Bunnings Warehouse Property Trust	87,911	157,698
CFS Retail Property Trust (a)	438,553	791,188
Charter Hall Office REIT	111,150	324,713
Charter Hall Retail REIT (a)	68,083	205,178
Commonwealth Property Office Fund (a)	628,017	534,312
Dexus Property Group (a)	1,279,296	1,042,518
Goodman Group (a)	1,690,334	1,126,240
GPT Group	492,397	1,483,911
ING Industrial Fund	629,096	338,549
ING Office Fund	650,066	369,825
Westfield Group	577,504	5,671,078
Westfield Retail Trust (b)	888,712	2,341,204

		14,592,337

AUSTRIA — 1.1%
Atrium European Real Estate, Ltd.	50,307	294,929
CA Immobilien Anlagen AG (b)	21,065	336,574
IMMOFINANZ AG (a)(b)	277,074	1,185,379

		1,816,882

BELGIUM — 0.4%
Befimmo Sicafi S.C.A.	3,657	300,741
Cofinimmo	3,196	417,655

		718,396

CANADA — 5.3%
Artis REIT (a)	9,755	129,687
Boardwalk REIT	6,360	264,027
Brookfield Asset Management, Inc. (Class A) (a)	135,986	4,543,587
Brookfield Properties Corp.	68,694	1,204,206
Calloway REIT	12,676	298,131
Canadian Apartment Properties REIT	9,852	169,942
Canadian REIT	8,694	271,674
Chartwell Seniors Housing REIT	18,568	152,857
Extendicare REIT	10,441	96,461
First Capital Realty, Inc. (a)	16,048	244,035
H&R REIT	18,904	369,652
Primaris Retail REIT	8,982	176,630
RioCan REIT	32,591	721,584

		8,642,473

CHINA — 1.9%
Hongkong Land Holdings, Ltd. (a)	317,000	2,288,740
Kerry Properties, Ltd.	163,635	852,523

		3,141,263

FRANCE — 4.4%
Fonciere Des Regions (a)	5,839	567,132
Gecina SA	5,611	619,584
Klepierre	24,912	902,192
SILIC	2,516	312,793
Unibail-Rodamco SE	24,211	4,807,082

		7,208,783

GERMANY — 0.1%
IVG Immobilien AG (b)	21,920	189,762

HONG KONG — 4.8%
Champion REIT (a)	410,462	242,360
GZI REIT	193,000	107,751
Hang Lung Group, Ltd.	224,996	1,479,009
Hang Lung Properties, Ltd.	520,018	2,431,632
Hysan Development Co., Ltd.	162,027	762,857
Prosperity REIT	332,000	75,167
The Link REIT	584,443	1,815,659
Wheelock & Co., Ltd.	219,016	886,077

		7,800,512

ITALY — 0.1%
Beni Stabili SpA (a)	220,905	187,593

JAPAN — 9.7%
Aeon Mall Co., Ltd.	21,400	575,205
Daibiru Corp.	15,300	126,014
Daiwa Office Investment Corp. (a)	70	249,171
Frontier Real Estate Investment Corp.	47	449,109
Fukuoka REIT Corp.	25	196,042
Global One Real Estate Investment Co., Ltd. (a)	27	249,676
Hankyu REIT, Inc.	24	128,130
Heiwa Real Estate Co., Ltd.	40,000	126,256
Japan Excellent, Inc. (a)	38	252,068
Japan Hotel and Resort, Inc.	20	64,164
JAPAN OFFICE Investment Corp.	42	52,665
Japan Prime Realty Investment Corp. (a)	191	588,743
Japan Real Estate Investment Corp.	131	1,359,990
Japan Retail Fund Investment Corp.	452	867,720
Kenedix Realty Investment Corp.	62	291,634
Mitsui Fudosan Co., Ltd.	235,000	4,691,018
Mori Hills REIT Investment Corp. (a)	49	189,705
Mori Trust Sogo REIT, Inc. (a)	46	450,897
Nippon Building Fund, Inc. (a)	144	1,478,972
Nomura Real Estate Office Fund, Inc.	78	563,566
NTT Urban Development Corp. (a)	292	288,022
Orix JREIT, Inc. (a)	68	442,685
Premier Investment Corp. (a)	38	192,097
Shoei Co., Ltd.	9,700	88,622
Tokyu Land Corp.	123,000	618,753
Tokyu REIT, Inc.	45	325,134
Top REIT, Inc.	42	282,745
United Urban Investment Corp. (a)	391	500,411

		15,689,214

NETHERLANDS — 1.1%
Corio NV	15,270	983,610
Eurocommercial Properties NV (a)	9,465	437,375
VastNed Retail NV	4,961	345,950

		1,766,935

NEW ZEALAND — 0.4%
AMP NZ Office Trust	206,841	126,036
Argosy Property Trust (a)	147,156	83,919
Goodman Property Trust (a)	197,715	146,732
Kiwi Income Property Trust	260,874	203,795

		560,482

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 3.8%
Ascendas REIT	395,969	$639,831
Cambridge Industrial Trust	260,473	107,764
CapitaCommercial Trust (a)	511,682	599,136
CapitaLand, Ltd.	670,500	1,941,809
CapitaMall Trust	533,860	812,636
Frasers Commercial Trust	642,061	82,698
Global Logistic Properties Ltd. (b)	314,000	529,441
Guocoland, Ltd.	86,999	175,214
Mapletree Logistics Trust (a)	340,240	256,299
Singapore Land, Ltd.	29,000	167,971
Starhill Global REIT	270,524	131,983
Suntec REIT	456,274	534,258
United Industrial Corp., Ltd.	65,000	126,849

		6,105,889

SOUTH AFRICA — 0.4%
Capital Property Fund	111,867	138,825
Fountainhead Property Trust	267,166	282,683
SA Corporate Real Estate Fund	213,818	102,453
Sycom Property Fund	29,987	93,917

		617,878

SPAIN — 0.0% (c)
Martinsa-Fadesa SA (b)(d)(e)	178	0

SWEDEN — 1.2%
Castellum AB	46,179	628,853
Fabege AB (a)	38,445	449,193
Great Portland Estates PLC	83,869	473,765
Kungsleden AB	36,614	334,941

		1,886,752

SWITZERLAND — 1.1%
PSP Swiss Property AG	9,214	741,390
Swiss Prime Site AG (b)	13,647	1,021,219

		1,762,609

UNITED KINGDOM — 5.6%
Big Yellow Group PLC	30,828	169,124
British Land Co. PLC	234,818	1,928,288
Capital & Counties Properties PLC	154,126	363,650
Capital Shopping Centres Group PLC	159,109	1,040,280
Derwent London PLC	27,040	660,852
Grainger PLC	111,109	183,874
Hammerson PLC	187,768	1,226,481
Land Securities Group PLC	203,133	2,143,558
Segro PLC	194,856	873,739
Shaftesbury PLC	60,514	424,452
Workspace Group PLC	228,059	83,909

		9,098,207

UNITED STATES — 49.2%
Acadia Realty Trust (a)	10,762	196,299
Alexander’s, Inc. (a)	926	381,771
Alexandria Real Estate Equities, Inc.	14,685	1,075,823
AMB Property Corp. (a)	44,627	1,415,122
American Campus Communities, Inc.	17,908	568,758
Apartment Investment & Management Co. (Class A) (a)	31,014	801,402
Ashford Hospitality Trust (a)(b)	15,557	150,125
AvalonBay Communities, Inc. (a)	22,645	2,548,695
BioMed Realty Trust, Inc. (a)	35,095	654,522
Boston Properties, Inc. (a)	36,819	3,170,116
Brandywine Realty Trust (a)	36,065	420,157
BRE Properties, Inc.	16,926	736,281
Camden Property Trust (a)	18,225	983,785
CBL & Associates Properties, Inc. (a)	36,978	647,115
Cedar Shopping Centers, Inc. (a)	14,693	92,419
Colonial Properties Trust (a)	20,587	371,595
CommonWealth REIT	19,339	493,338
Corporate Office Properties Trust (a)	17,550	613,372
Cousins Properties, Inc. (a)	24,440	203,830
DCT Industrial Trust, Inc. (a)	56,638	300,748
Developers Diversified Realty Corp. (a)	51,452	724,959
DiamondRock Hospitality Co. (a)(b)	41,459	497,508
Digital Realty Trust, Inc. (a)	24,006	1,237,269
Douglas Emmett, Inc. (a)	33,126	549,892
Duke Realty Corp.	66,905	833,636
DuPont Fabros Technology, Inc. (a)	15,888	337,938
EastGroup Properties, Inc. (a)	7,226	305,804
Education Realty Trust, Inc.	16,347	127,016
Equity Lifestyle Properties, Inc. (a)	8,270	462,541
Equity One, Inc. (a)	14,841	269,809
Equity Residential (a)	75,051	3,898,899
Essex Property Trust, Inc. (a)	8,314	949,625
Extra Space Storage, Inc. (a)	23,185	403,419
Federal Realty Investment Trust (a)	16,165	1,259,738
FelCor Lodging Trust, Inc. (a)(b)	26,031	183,258
First Industrial Realty Trust, Inc. (a)(b)	15,636	136,971
First Potomac Realty Trust	13,249	222,848
Forest City Enterprises, Inc. (Class A) (a)(b)	32,429	541,240
Franklin Street Properties Corp. (a)	19,316	275,253
General Growth Properties, Inc. (b)	101,949	1,578,171
HCP, Inc.	96,207	3,539,456
Health Care REIT, Inc.	38,481	1,833,235
Healthcare Realty Trust, Inc. (a)	17,281	365,839
Hersha Hospitality Trust	40,281	265,855
Highwoods Properties, Inc. (a)	19,204	611,647
Home Properties, Inc. (a)	10,058	558,118
Hospitality Properties Trust	32,741	754,353
Host Hotels & Resorts, Inc. (a)	174,691	3,121,728
Inland Real Estate Corp. (a)	20,302	178,658
Kilroy Realty Corp. (a)	14,026	511,528
Kimco Realty Corp. (a)	106,613	1,923,298
Kite Realty Group Trust (a)	16,889	91,369
LaSalle Hotel Properties (a)	18,724	494,314
Liberty Property Trust (a)	30,053	959,292
Mack-Cali Realty Corp.	21,015	694,756
Mid-America Apartment Communities, Inc. (a)	9,169	582,140
Nationwide Health Properties, Inc.	35,859	1,304,550
Parkway Properties, Inc. (a)	5,880	103,018
Pennsylvania Real Estate Investment Trust	14,854	215,829

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Piedmont Office Realty Trust, Inc. (Class A) (a)	35,280	$710,539
Post Properties, Inc. (a)	12,996	471,755
ProLogis (a)	151,003	2,180,483
PS Business Parks, Inc.	5,101	284,228
Public Storage (a)	37,423	3,795,441
Ramco-Gershenson Properties Trust	10,604	132,020
Regency Centers Corp.	21,706	916,861
Saul Centers, Inc. (a)	2,189	103,649
Senior Housing Properties Trust (a)	33,693	739,224
Simon Property Group, Inc.	77,747	7,735,049
SL Green Realty Corp. (a)	20,688	1,396,647
Sovran Self Storage, Inc.	7,375	271,474
Sun Communities, Inc. (a)	4,785	159,388
Sunstone Hotel Investors, Inc. (b)	31,572	326,139
Tanger Factory Outlet Centers, Inc. (a)	10,804	553,057
Taubman Centers, Inc. (a)	14,485	731,203
The Macerich Co. (a)	34,429	1,630,902
U-Store-It Trust	22,671	216,055
UDR, Inc.	48,334	1,136,816
Universal Health Realty Income Trust (a)	3,252	118,796
Ventas, Inc. (a)	41,532	2,179,599
Vornado Realty Trust	47,846	3,987,007
Washington Real Estate Investment Trust (a)	17,193	532,811
Weingarten Realty Investors (a)	31,739	754,119

		79,793,312

TOTAL COMMON STOCKS —
(Cost $119,374,852)		161,579,279

SHORT TERM INVESTMENTS — 14.3%
UNITED STATES — 14.3%
MONEY MARKET FUNDS — 14.3%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	23,025,153	23,025,153
State Street Institutional Liquid Reserves Fund 0.18% (g)(h)	136,731	136,731

TOTAL SHORT TERM INVESTMENTS —
(Cost $23,161,884)		23,161,884

TOTAL INVESTMENTS — 113.9%
(Cost $142,536,736)		184,741,163
OTHER ASSETS & LIABILITIES — (13.9)%		(22,542,200)

NET ASSETS — 100.0%		$162,198,963

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Company has filed for insolvency.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF December 31, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	27.9%
Real Estate Management & Development	18.6
Office REITs	14.7
Specialized REITs	13.0
Diversified REITs	11.1
Residential REITs	8.9
Industrial REITs	5.2
Diversified Capital Markets	0.2
Short Term Investments	14.3
Other Assets & Liabilities	(13.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRALIA — 2.1%
Aristocrat Leisure, Ltd.	18,284	$56,039
Crown, Ltd.	17,694	149,632
Fairfax Media, Ltd.	83,333	119,589
Tatts Group, Ltd.	49,103	129,859

		455,119

AUSTRIA — 0.2%
bwin Interactive Entertainment AG	1,136	44,943

BELGIUM — 0.7%
S.A. D’Ieteren NV	2,490	157,670

CANADA — 4.8%
Canadian Tire Corp., Ltd. (Class A)	2,380	163,329
Gildan Activewear, Inc. (a)	2,801	79,916
Magna International, Inc. (Class A)	4,500	235,088
Shaw Communications, Inc.	7,918	170,130
Thomson Reuters Corp.	7,917	296,713
Tim Hortons, Inc.	2,655	109,818

		1,054,994

CHINA — 0.3%
Li Heng Chemical Fibre Technologies Ltd.	379,000	68,046

FINLAND — 0.9%
Nokian Renkaat Oyj	2,131	78,475
Sanoma Oyj	5,396	117,417

		195,892

FRANCE — 11.3%
Accor SA	3,118	139,292
Compagnie Generale des Etablissements Michelin	2,800	201,715
Havas SA	20,005	104,399
Hermes International	1,013	213,022
Lagardere SCA	2,462	101,828
LVMH Moet Hennessy Louis Vuitton SA	3,534	583,622
Peugeot SA (a)	3,145	119,867
PPR	1,402	223,822
Renault SA (a)	2,984	174,139
Sodexo	2,235	154,626
Vivendi SA	17,378	470,932

		2,487,264

GERMANY — 9.7%
Adidas AG	3,507	230,019
Bayerische Motoren Werke AG	5,005	395,146
Daimler AG (a)	12,859	875,143
Porsche Automobil Holding SE Preference Shares	1,435	114,853
ProSiebenSat.1 Media AG Preference Shares	2,198	66,346
TUI AG (a)	5,184	73,023
Volkswagen AG	1,191	169,206
Volkswagen AG Preference Shares	1,327	216,121

		2,139,857

GREECE — 0.1%
OPAP SA	874	15,172

HONG KONG — 4.8%
Belle International Holdings, Ltd.	73,000	123,394
Esprit Holdings, Ltd.	22,832	108,673
Geely Automobile Holdings, Ltd.	100,000	43,738
Giordano International, Ltd.	182,000	106,058
GOME Electrical Appliances Holdings, Ltd. (a)	136,000	48,986
Li & Fung, Ltd.	60,000	348,099
Sands China Ltd. (a)	47,200	103,706
Shangri-La Asia, Ltd.	30,000	81,429
Skyworth Digital Holdings, Ltd.	32,513	19,281
Wynn Macau Ltd.	34,000	76,103

		1,059,467

ITALY — 2.5%
Fiat SpA	14,355	297,150
Lottomatica SpA	4,467	55,582
Mediaset SpA	15,560	94,510
Pirelli & C. SpA	12,297	99,807

		547,049

JAPAN — 34.0%
Aisin Seiki Co., Ltd.	4,400	155,862
Aoyama Trading Co., Ltd.	7,500	135,565
Benesse Holdings, Inc.	3,000	138,339
Bridgestone Corp.	11,900	230,209
Casio Computer Co., Ltd.	7,400	59,762
Denso Corp.	6,100	210,742
Dentsu, Inc.	5,900	183,391
Fast Retailing Co., Ltd.	1,500	239,134
Fuji Heavy Industries, Ltd.	30,000	233,031
Gunze, Ltd.	29,000	122,643
Honda Motor Co., Ltd.	21,000	832,439
Isetan Mitsukoshi Holdings, Ltd.	10,300	119,884
Isuzu Motors, Ltd.	30,000	136,490
Mazda Motor Corp.	29,000	83,312
Mitsubishi Motors Corp. (a)	61,000	88,749
Namco Bandai Holdings, Inc.	7,500	80,636
Nikon Corp.	7,500	152,303
Nissan Motor Co., Ltd.	30,000	285,926
Panasonic Corp.	26,800	380,993
PARIS MIKI HOLDINGS, Inc.	7,500	74,625
Rakuten, Inc. (a)	119	99,772
Resorttrust, Inc.	8,000	135,331
Sekisui Chemical Co., Ltd.	15,000	107,823
Sekisui House, Ltd.	15,000	151,840
Sharp Corp.	15,000	154,799
Shimano, Inc.	3,000	152,765
Sony Corp.	13,600	490,811
Stanley Electric Co., Ltd.	4,500	84,169
Sumitomo Forestry Co., Ltd.	13,300	116,921
Suzuki Motor Corp.	7,300	180,014
Toyobo Co., Ltd.	61,000	109,056
Toyota Industries Corp.	4,300	133,658
Toyota Motor Corp.	37,200	1,476,900
Yamada Denki Co., Ltd.	1,930	131,832

		7,469,726

LUXEMBOURG — 0.6%
SES	5,392	128,867

NETHERLANDS — 1.6%
Reed Elsevier NV	14,016	174,061

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Wolters Kluwer NV	7,677	$168,905

		342,966

NORWAY — 0.5%
Schibsted ASA	3,626	107,298

SINGAPORE — 1.3%
Genting Singapore PLC (a)	90,000	153,858
Singapore Press Holdings, Ltd.	43,000	133,594

		287,452

SOUTH KOREA — 4.4%
Hyundai Mobis (a)	860	215,587
Hyundai Motor Co. (a)	2,497	381,734
Kia Motors Corp. (a)	2,850	127,069
LG Electronics, Inc. (a)	1,274	132,463
Lotte Shopping Co., Ltd. (a)	240	100,026

		956,879

SPAIN — 1.3%
Industria de Diseno Textil SA	3,349	251,735
NH Hoteles SA (a)	7,881	35,894

		287,629

SWEDEN — 3.0%
Electrolux AB	8,121	230,722
Hennes & Mauritz AB (Class B)	12,717	423,720

		654,442

SWITZERLAND — 2.5%
Compagnie Financiere Richemont SA	3,696	218,088
The Swatch Group AG	735	328,664

		546,752

UNITED KINGDOM — 12.2%
British Sky Broadcasting Group PLC	20,035	230,867
Burberry Group PLC	7,971	140,273
Carnival PLC	4,012	187,311
Compass Group PLC	31,311	284,818
GKN PLC	27,701	96,368
Home Retail Group PLC	22,117	65,273
Informa PLC	14,041	89,582
ITV PLC (a)	64,509	70,750
Kingfisher PLC	54,604	225,183
Marks & Spencer Group PLC	28,691	165,755
Next PLC	4,843	149,753
Pearson PLC	17,670	278,864
Reed Elsevier PLC	20,938	177,512
Tui Travel PLC	22,476	86,637
Whitbread PLC	5,705	159,884
WPP PLC	21,325	263,594

		2,672,424

UNITED STATES — 1.1%
Virgin Media, Inc.	6,008	163,658
Virgin Media, Inc.	3,112	85,119

		248,777

TOTAL COMMON STOCKS —
(Cost $18,850,701)		21,928,685

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.18% (c)(d) (Cost $4,985)	4,985	4,985

TOTAL INVESTMENTS — 99.9%
(Cost $18,855,686)		21,933,670
OTHER ASSETS & LIABILITIES — 0.1%		11,933

NET ASSETS — 100.0%		$21,945,603

(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Automobiles	28.4%
Media	17.3
Hotels, Restaurants & Leisure	10.2
Textiles, Apparel & Luxury Goods	9.5
Specialty Retail	8.5
Household Durables	8.4
Auto Components	7.9
Multiline Retail	4.2
Distributors	2.3
Leisure Equipment & Products	1.8
Internet & Catalog Retail	0.8
Diversified Consumer Services	0.6
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 9.1%
Coca-Cola Amatil, Ltd.	11,209	$124,779
Foster’s Group, Ltd.	29,718	173,027
Wesfarmers, Ltd.	12,925	423,961
Woolworths, Ltd.	14,435	399,064

		1,120,831

BELGIUM — 4.6%
Anheuser-Busch InBev NV	7,756	445,337
Anheuser-Busch InBev NV — VVPR Strip (a)	2,040	11
Delhaize Group	1,655	122,714

		568,062

CANADA — 2.4%
Loblaw Cos., Ltd.	2,709	110,061
Shoppers Drug Mart Corp.	3,351	133,312
Viterra, Inc. (a)	5,889	54,999

		298,372

CHINA — 0.5%
Hengan International Group Co., Ltd.	8,000	69,002

DENMARK — 1.2%
Carlsberg A/S (Class B)	1,440	144,782

FINLAND — 0.7%
Kesko Oyj (Class B)	1,850	86,692

FRANCE — 9.7%
Carrefour SA	5,451	225,600
Casino Guichard-Perrachon SA	946	92,581
Danone	6,484	409,009
L’Oreal SA	2,388	266,157
Pernod — Ricard SA	2,209	208,511

		1,201,858

GERMANY — 2.2%
Beiersdorf AG	1,511	84,175
Henkel AG & Co. KGaA Preference Shares	3,008	187,786

		271,961

HONG KONG — 0.6%
Pacific Andes International Holdings, Ltd.	120,000	24,544
Vitasoy International Holdings, Ltd.	54,000	45,014

		69,558

IRELAND — 0.4%
Kerry Group PLC (Class A)	1,415	47,400

ITALY — 0.7%
Parmalat SpA	32,270	88,748

JAPAN — 12.5%
Aeon Co., Ltd.	8,900	111,490
Ajinomoto Co., Inc.	8,000	83,447
Asahi Breweries, Ltd.	7,300	141,581
Japan Tobacco, Inc.	55	203,779
Kao Corp.	8,000	215,819
Kirin Holdings Co., Ltd.	8,000	112,348
Lawson, Inc.	2,400	118,809
Nichirei Corp.	16,000	73,978
Oenon Holdings, Inc.	15,000	37,359
Seven & I Holdings Co., Ltd.	7,900	211,368
Shiseido Co., Ltd.	6,400	139,987
Unicharm Corp.	800	31,860
UNY Co., Ltd.	6,200	62,761

		1,544,586

LUXEMBOURG — 0.2%
Oriflame Cosmetics SA SDR	468	24,643

NETHERLANDS — 6.9%
Heineken NV	3,090	152,094
Koninklijke Ahold NV	12,922	171,206
Unilever NV	16,906	528,450

		851,750

NORWAY — 0.4%
Marine Harvest	47,231	50,136

SINGAPORE — 1.9%
Golden Agri-Resources, Ltd.	101,105	63,139
Olam International, Ltd.	12,000	29,413
Wilmar International, Ltd.	32,000	140,635

		233,187

SPAIN — 0.8%
Ebro Puleva SA	4,432	94,121
SOS Corp. Alimentaria SA (a)	4,492	6,268

		100,389

SWEDEN — 0.8%
Swedish Match AB	3,599	104,230

SWITZERLAND — 17.2%
Lindt & Spruengli AG	40	121,274
Nestle SA	34,067	2,001,039

		2,122,313

UNITED KINGDOM — 26.8%
British American Tobacco PLC	18,404	709,839
Diageo PLC	24,962	463,119
Imperial Tobacco Group PLC	10,400	320,445
J Sainsbury PLC	16,326	96,185
Reckitt Benckiser Group PLC	6,352	350,562
SABMiller PLC	8,147	287,825
Tate & Lyle PLC	7,468	60,566
Tesco PLC	75,128	499,903
Unilever PLC	13,744	422,404
William Morrison Supermarkets PLC	25,361	106,254

		3,317,102

TOTAL COMMON STOCKS —
(Cost $11,584,213)		12,315,602

PREFERRED STOCK — 0.1%
SPAIN — 0.1%
SOS Corp. Alimentaria SA (Cost $24,096)	9,240	12,892

WARRANTS — 0.0% (b)
SINGAPORE — 0.0% (b)
Golden Agri-Resources, Ltd. (expiring 7/23/12) (a) (Cost $0)	2,970	557

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.18% (c)(d) (Cost $9,353)	9,353	$9,353

TOTAL INVESTMENTS — 99.8%
(Cost $11,617,662)		12,338,404
OTHER ASSETS & LIABILITIES — 0.2%		30,484

NET ASSETS — 100.0%		$12,368,888

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
SDR = Swedish Depositary Receipt

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Food Products	35.0%
Food & Staples Retailing	24.3
Beverages	18.5
Tobacco	10.8
Personal Products	6.5
Household Products	4.6
Short Term Investments	0.1
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRALIA — 5.5%
Origin Energy, Ltd.	13,506	$230,646
Santos, Ltd.	13,841	186,569
Woodside Petroleum, Ltd.	6,987	304,816
WorleyParsons, Ltd.	3,950	108,269

		830,300

AUSTRIA — 0.7%
OMV AG	2,569	107,184

BERMUDA — 0.7%
Seadrill, Ltd.	3,301	111,993

CANADA — 29.6%
Athabasca Oil Sands Corp. (a)	5,832	88,567
Bonavista Energy Trust	3,408	98,778
Cameco Corp.	5,795	235,031
Canadian Natural Resources, Ltd.	11,788	526,139
Canadian Oil Sands Trust	3,776	100,514
Cenovus Energy, Inc.	10,123	339,046
Chinook Energy, Inc. (a)	11,003	23,697
Crescent Point Energy Corp.	2,448	108,868
Enbridge, Inc.	5,063	286,716
EnCana Corp.	10,123	296,360
Enerplus Resources Fund	3,222	99,450
Husky Energy, Inc.	4,508	120,452
Imperial Oil, Ltd.	4,508	184,104
Nexen, Inc.	7,729	177,347
Niko Resources, Ltd.	1,090	113,185
Pacific Rubiales Energy Corp.	3,086	104,818
Penn West Energy Trust	3,865	92,451
Provident Energy Trust	9,987	79,502
Suncor Energy, Inc.	17,058	657,153
Talisman Energy, Inc.	11,047	245,921
TransCanada Corp.	8,518	325,667
Vermilion Energy, Inc.	3,222	149,873

		4,453,639

FRANCE — 11.3%
Bourbon SA	1,526	71,058
Compagnie Generale de Geophysique-Veritas (a)	2,719	83,076
Technip SA	1,933	179,191
Total SA	25,585	1,360,930

		1,694,255

HONG KONG — 0.1%
Mongolia Energy Co., Ltd. (a)	66,000	19,697

ITALY — 6.1%
ENI SpA	30,302	664,248
Saipem SpA	4,015	198,432
Saras SpA (a)	24,432	51,624

		914,304

JAPAN — 2.5%
Inpex Corp.	24	140,706
JX Holdings, Inc.	34,397	233,682

		374,388

LUXEMBOURG — 1.4%
Acergy SA	3,180	78,235
Tenaris SA	5,140	126,534

		204,769

NETHERLANDS — 9.4%
Royal Dutch Shell PLC (Class A)	39,498	1,322,450
SBM Offshore NV	3,982	89,560

		1,412,010

NORWAY — 3.3%
Aker Solutions ASA	6,062	103,510
Petroleum Geo-Services ASA (a)	3,301	51,595
StatoilHydro ASA	14,060	335,263

		490,368

PAPUA NEW GUINEA — 1.0%
Oil Search, Ltd.	21,536	155,411

PORTUGAL — 0.8%
Galp Energia SGPS SA (Class B)	6,562	126,239

SPAIN — 2.0%
Repsol YPF SA	10,873	304,132

UNITED KINGDOM — 25.5%
AMEC PLC	7,427	133,723
BG Group PLC	37,550	761,921
BP PLC	204,557	1,490,993
Cairn Energy PLC (a)	20,951	137,768
Ensco PLC, ADR	1,582	84,447
Petrofac, Ltd.	1,506	37,419
Royal Dutch Shell PLC (Class B)	28,275	936,285
Tullow Oil PLC	12,638	249,510

		3,832,066

TOTAL COMMON STOCKS —
(Cost $14,943,611)		15,030,755

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.18% (c)(d) (Cost $1,250)	1,250	1,250

TOTAL INVESTMENTS — 99.9%
(Cost $14,944,861)		15,032,005
OTHER ASSETS & LIABILITIES — 0.1%		10,617

NET ASSETS — 100.0%		$15,042,622

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	90.2%
Energy Equipment & Services	9.7
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 13.1%
AMP, Ltd.	3,447	$18,691
ASX, Ltd.	1,060	40,941
Australia & New Zealand Banking Group, Ltd.	5,039	120,608
Commonwealth Bank of Australia	2,959	153,992
Macquarie Group, Ltd.	901	34,181
National Australia Bank, Ltd.	4,321	104,973
QBE Insurance Group, Ltd.	2,480	46,140
Stockland	11,715	43,230
Westfield Group	5,700	55,974
Westfield Retail Trust (a)	5,700	15,016
Westpac Banking Corp.	6,310	143,656

		777,402

AUSTRIA — 0.9%
Erste Group Bank AG	670	31,585
Sparkassen Immobilien AG (a)	3,304	23,404

		54,989

BELGIUM — 0.6%
Ageas	5,349	12,271
Dexia SA (a)	3,078	10,736
Groupe Bruxelles Lambert SA	169	14,268

		37,275

BERMUDA — 0.5%
Lancashire Holdings, Ltd.	3,379	29,255

CANADA — 13.0%
Bank of Montreal	1,251	72,367
Bank of Nova Scotia	2,105	120,964
Brookfield Asset Management, Inc. (Class A)	1,756	58,672
Canadian Imperial Bank of Commerce	818	64,483
IGM Financial, Inc.	893	39,058
Manulife Financial Corp.	3,550	61,271
National Bank of Canada	594	40,961
Power Corp. of Canada	590	16,430
Royal Bank of Canada	2,471	130,109
Sun Life Financial, Inc.	1,557	47,181
Toronto-Dominion Bank	1,640	122,548

		774,044

DENMARK — 1.1%
Danske Bank A/S (a)	1,635	42,090
Sydbank A/S (a)	888	24,187

		66,277

FINLAND — 0.9%
Pohjola Bank PLC	2,570	30,927
Technopolis Oyj	4,304	23,558

		54,485

FRANCE — 5.3%
AXA SA	3,657	61,080
BNP Paribas	2,007	128,190
Credit Agricole SA	2,064	26,316
Societe Generale	1,194	64,425
Unibail-Rodamco SE	178	35,342

		315,353

GERMANY — 5.7%
Allianz SE	929	110,833
Commerzbank AG (a)	1,543	11,497
Deutsche Bank AG	1,645	86,288
Deutsche Beteiligungs AG	1,246	35,103
Deutsche Boerse AG	455	31,619
Muenchener Rueckversicherungs- Gesellschaft AG	435	66,207

		341,547

HONG KONG — 5.0%
Bank of East Asia, Ltd.	9,158	38,347
Cheung Kong Holdings, Ltd.	2,967	45,763
Hang Lung Properties, Ltd.	6,922	32,368
Hong Kong Exchanges and Clearing, Ltd.	1,879	42,614
New World Development Co., Ltd.	17,070	32,060
Sun Hung Kai Properties, Ltd.	3,038	50,453
The Link REIT	3,956	12,290
Wharf Holdings, Ltd.	5,933	45,640

		299,535

IRELAND — 0.5%
Willis Group Holdings PLC	861	29,816

ITALY — 3.9%
Assicurazioni Generali SpA	2,492	47,506
Banca Monte dei Paschi di Siena SpA (a)	16,030	18,301
Banca Popolare dell’Etruria e del Lazio Scrl (a)	4,721	19,412
Banco Popolare Societa Cooperativa Scarl	2,674	12,161
Intesa Sanpaolo SpA	19,163	52,187
UBI Banca ScpA	2,458	21,599
UniCredit SpA	30,537	63,417

		234,583

JAPAN — 13.3%
Chuo Mitsui Trust Holdings, Inc.	5,933	24,652
Daiwa House Industry Co., Ltd.	1,978	24,339
Daiwa Securities Group, Inc.	8,900	45,869
Mitsubishi Estate Co., Ltd.	2,957	54,907
Mitsubishi UFJ Financial Group, Inc.	22,349	120,969
Mizuho Financial Group, Inc.	33,325	62,866
MS&AD Insurance Group Holdings, Inc.	1,286	32,267
NKSJ Holdings, Inc. (a)	3,956	29,168
Nomura Holdings, Inc.	9,296	59,028
ORIX Corp.	297	29,259
Resona Holdings, Inc.	3,956	23,754
Sumitomo Mitsui Financial Group, Inc.	2,769	98,736
T&D Holdings, Inc.	1,434	36,422
The Dai-ichi Life Insurance Co., Ltd.	16	26,021
The Sumitomo Trust & Banking Co., Ltd.	5,933	37,454
Tokai Tokyo Financial Holdings, Inc.	6,922	26,287
Tokio Marine Holdings, Inc.	1,879	56,227

		788,225

NETHERLANDS — 1.4%
Aegon NV (a)	3,144	19,301
ING Groep NV (a)	6,342	61,939

		81,240

NEW ZEALAND — 0.5%
AMP NZ Office Trust	51,630	31,460

NORWAY — 0.5%
Sparebanken Rogaland	3,100	30,400

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

PORTUGAL — 0.2%
Banif SGPS SA	9,988	$11,657

SINGAPORE — 2.7%
CapitaLand, Ltd.	6,922	20,047
Hong Leong Finance, Ltd.	11,867	28,068
Oversea-Chinese Banking Corp., Ltd.	10,001	77,132
United Overseas Bank, Ltd.	2,265	32,179

		157,426

SOUTH KOREA — 1.2%
KB Financial Group, Inc., ADR (a)	659	34,855
Shinhan Financial Group Co. Ltd, ADR (a)	387	36,308

		71,163

SPAIN — 5.5%
Banco Bilbao Vizcaya Argentaria SA	8,527	86,482
Banco de Sabadell SA	5,196	20,563
Banco Popular Espanol SA	3,867	19,921
Banco Santander SA	15,755	167,567
Bolsas y Mercados Espanoles	589	14,089
Realia Business SA (a)	5,684	11,896
Reyal Urbis SA (a)	4,591	5,728

		326,246

SWEDEN — 2.8%
Investor AB	919	19,671
Nordea Bank AB	6,055	65,883
Skandinaviska Enskilda Banken AB (Class A)	4,754	39,671
Svenska Handelsbanken AB (Class A)	1,338	42,770

		167,995

SWITZERLAND — 6.0%
Credit Suisse Group AG	2,046	82,687
GAM Holding AG (a)	736	12,200
Julius Baer Group, Ltd.	613	28,805
Swiss Reinsurance Co., Ltd.	859	46,355
UBS AG (a)	6,056	99,731
Valiant Holding AG	42	5,903
Zurich Financial Services AG	301	78,213

		353,894

UNITED KINGDOM — 14.9%
Aviva PLC	6,297	38,745
Barclays PLC	19,988	81,881
British Land Co. PLC	3,345	27,469
HSBC Holdings PLC	32,095	327,175
Land Securities Group PLC	2,765	29,178
Lloyds Banking Group PLC (a)	67,910	69,854
Man Group PLC	5,044	23,376
Old Mutual PLC	9,162	17,658
Provident Financial PLC	1,765	24,152
Prudential PLC	5,933	62,051
Resolution, Ltd.	2,728	9,999
Royal Bank of Scotland Group PLC (a)	35,593	21,772
RSA Insurance Group PLC	14,451	28,327
Standard Chartered PLC	3,721	100,524
Standard Life PLC	7,361	24,893

		887,054

TOTAL COMMON STOCKS —
(Cost $6,932,751)		5,921,321

WARRANTS — 0.0% (b)
ITALY — 0.0% (b)
UBI Banca ScpA (expiring 6/30/11) (a) (Cost $0)	1,679	7

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.18% (c)(d) (Cost $3,229)	3,229	3,229

TOTAL INVESTMENTS — 99.6%
(Cost $6,935,980)		5,924,557
OTHER ASSETS & LIABILITIES — 0.4%		24,847

NET ASSETS — 100.0%		$5,949,404

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	55.1%
Insurance	17.7
Capital Markets	9.6
Real Estate Management & Development	7.7
Diversified Financial Services	4.8
Real Estate Investment Trusts	3.7
Consumer Finance	0.9
Short Term Investments	0.1
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AUSTRALIA — 5.0%
Ansell, Ltd.	3,024	$39,305
Cochlear, Ltd.	1,053	86,793
CSL, Ltd.	8,225	305,962
Primary Health Care, Ltd.	11,843	45,767
Ramsay Health Care, Ltd.	3,035	55,376
Sonic Healthcare, Ltd.	6,634	78,882

		612,085

BELGIUM — 1.2%
ThromboGenics NV (a)	1,781	54,930
UCB SA	2,459	84,682

		139,612

CANADA — 1.3%
SXC Health Solutions Corp. (a)	1,200	51,447
Valeant Pharmaceuticals International, Inc.	3,905	111,139

		162,586

DENMARK — 5.6%
Coloplast A/S (Class B)	436	59,495
H. Lundbeck A/S	2,061	39,329
Novo-Nordisk A/S (Class B)	4,755	538,430
William Demant Holding (a)	514	38,123

		675,377

FINLAND — 0.3%
Orion OYJ (Class B)	1,788	39,267

FRANCE — 7.4%
bioMerieux	289	28,621
Essilor International SA	2,912	188,200
Sanofi-Aventis SA	10,677	685,391

		902,212

GERMANY — 9.6%
Bayer AG	7,985	592,389
Celesio AG	1,799	44,890
Fresenius Medical Care AG & Co. KGaA	2,712	157,283
Fresenius SE	510	42,933
Fresenius SE Preferenece Shares	1,184	101,768
Gerresheimer AG (a)	872	38,593
Merck KGaA	1,083	86,956
Rhoen-Klinikum AG	2,650	58,553
Stada Arzneimittel AG	1,372	46,715

		1,170,080

HONG KONG — 0.3%
CK Life Sciences Int’l., (Holdings), Inc. (a)	610,000	41,589

IRELAND — 0.6%
Elan Corp. PLC (a)	9,221	51,337
ICON PLC (a)(b)	1,071	23,707

		75,044

ISRAEL — 4.4%
Teva Pharmaceutical Industries, Ltd.	10,184	534,865

JAPAN — 17.3%
Alfresa Holdings Corp.	1,000	44,448
Astellas Pharma, Inc.	6,200	236,594
Chugai Pharmaceutical Co., Ltd.	4,025	73,944
Daiichi Sankyo Co., Ltd.	9,600	210,335
Eisai Co., Ltd.	3,800	137,747
Hisamitsu Pharmaceutical Co., Inc.	1,300	54,818
Kyowa Hakko Kirin Co., Ltd.	6,422	66,196
Medipal Holdings Corp.	3,900	43,037
Miraca Holdings, Inc.	1,000	40,318
Mitsubishi Tanabe Pharma Corp.	3,400	57,474
Olympus Corp.	3,700	112,134
Ono Pharmaceutical Co., Ltd.	1,500	70,094
Santen Pharmaceutical Co., Ltd.	1,400	48,678
Shionogi & Co., Ltd.	4,800	94,870
Suzuken Co., Ltd.	1,700	51,982
Sysmex Corp.	700	48,591
Taisho Pharmaceutical Co., Ltd.	2,000	43,820
Takeda Pharmaceutical Co., Ltd.	9,600	472,868
Terumo Corp.	2,500	140,867
Tsumura & Co.	1,600	51,864

		2,100,679

NETHERLANDS — 1.1%
Crucell NV (a)	1,425	45,116
QIAGEN NV (a)	4,205	82,531

		127,647

NEW ZEALAND — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	17,225	41,849

SPAIN — 0.4%
Grifols SA	3,125	42,762

SWEDEN — 1.3%
Elekta AB (Class B)	1,534	59,052
Getinge AB (Class B)	3,057	64,070
Meda AB (Class A)	4,637	35,314

		158,436

SWITZERLAND — 26.3%
Actelion, Ltd. (a)	2,000	109,859
Alcon, Inc.	1,032	168,629
Galenica AG	81	49,099
Lonza Group AG	875	70,359
Nobel Biocare Holding AG	2,241	42,387
Novartis AG	24,615	1,451,126
Roche Holding AG (c)	376	57,604
Roche Holding AG (c)	6,658	978,592
Sonova Holding AG	684	88,573
Straumann Holding AG	187	42,933
Synthes, Inc.	943	127,777

		3,186,938

UNITED KINGDOM — 16.3%
AstraZeneca PLC	13,568	620,713
Genus PLC	2,847	38,245
GlaxoSmithKline PLC	49,244	956,026
Hikma Pharmaceuticals PLC	2,177	27,659
Shire PLC	8,190	197,854

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Smith & Nephew PLC	13,535	$143,358

		1,983,855

TOTAL COMMON STOCKS —
(Cost $11,581,037)		11,994,883

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.18% (d)(e) (Cost $5,444)	5,444	5,444

TOTAL INVESTMENTS — 98.9%
(Cost $11,586,481)		12,000,327
OTHER ASSETS & LIABILITIES — 1.1%		138,830

NET ASSETS — 100.0%		$12,139,157

(a)	Non-income producing security.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	72.1%
Health Care Equipment & Supplies	12.5
Health Care Providers & Services	6.7
Biotechnology	5.9
Chemicals	0.6
Life Sciences Tools & Services	0.5
Health Care Technology	0.4
Short Term Investments	0.1
Other Assets & Liabilities	1.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for ICON PLC, which was Level 2 and part of the Life Sciences Tools & Services Industry, representing 0.20% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AUSTRALIA — 4.4%
Bradken, Ltd.	9,885	$91,295
Brambles, Ltd.	31,080	226,833
GWA International, Ltd. (a)	66,631	209,681
Leighton Holdings, Ltd.	4,636	146,271
Qantas Airways, Ltd. (b)	43,578	113,461
Seek, Ltd.	16,881	114,725
Toll Holdings, Ltd.	23,000	135,091
Transurban Group	40,794	214,097

		1,251,454

AUSTRIA — 1.4%
Andritz AG	2,261	208,657
Zumtobel AG	6,898	193,363

		402,020

BELGIUM — 0.5%
Bekaert NV	1,125	129,644

CANADA — 4.9%
Bombardier, Inc. (Class B)	26,578	134,007
CAE, Inc.	11,838	137,126
Canadian National Railway Co.	7,950	530,853
Canadian Pacific Railway, Ltd.	3,352	217,991
SNC-Lavalin Group, Inc.	3,729	224,307
Toromont Industries, Ltd.	4,227	130,853

		1,375,137

DENMARK — 2.0%
A P Moller — Maersk A/S	21	190,952
FLSmidth & Co. A/S	1,425	136,476
NKT Holding A/S	1,987	106,310
Vestas Wind Systems A/S (b)	4,345	137,745

		571,483

FINLAND — 2.7%
Kone Oyj (Class B)	5,075	283,228
Metso Oyj	3,351	187,914
Wartsila Oyj	2,355	180,399
YIT Oyj	4,874	121,947

		773,488

FRANCE — 7.6%
Air France-KLM (b)	7,066	129,204
Alstom SA	3,743	179,817
Bouygues SA	4,974	215,234
Compagnie de Saint-Gobain	5,425	280,200
Eiffage SA	1,552	68,719
Safran SA	2,829	100,574
Schneider Electric SA	3,671	551,581
Vallourec SA	1,836	193,599
Vinci SA	7,944	433,538

		2,152,466

GERMANY — 9.4%
Deutsche Lufthansa AG (b)	8,328	182,725
Deutsche Post AG	12,938	220,434
GEA Group AG	4,524	131,276
Hochtief AG	1,445	123,175
Kloeckner & Co. SE (b)	2,859	80,565
MAN SE	1,847	220,503
Pfeiffer Vacuum Technology AG	1,184	139,779
SGL Carbon AG (b)	2,153	78,029
Siemens AG	12,027	1,495,699

		2,672,185

GREECE — 0.4%
DryShips, Inc. (b)	19,763	108,696

HONG KONG — 3.7%
Cathay Pacific Airways, Ltd.	35,000	96,576
CNNC International, Ltd. (b)	121,000	135,419
Hopewell Highway Infrastructure, Ltd.	248,000	190,459
Hutchison Whampoa, Ltd.	36,000	370,482
Noble Group, Ltd.	96,000	162,617
Pacific Basin Shipping, Ltd.	154,000	102,420

		1,057,973

IRELAND — 0.3%
DCC PLC	2,394	75,795

ITALY — 0.8%
Ansaldo STS SpA	4,867	69,995
Autostrada Torino-Milano SpA	4,679	63,085
Finmeccanica SpA	7,732	88,221

		221,301

JAPAN — 29.0%
Asahi Glass Co., Ltd.	20,000	234,018
Central Japan Railway Co.	22	184,452
Daikin Industries, Ltd.	4,100	145,589
East Japan Railway Co.	5,700	371,075
FANUC Corp.	3,300	507,379
Furukawa Electric Co., Ltd.	26,000	117,009
Futaba Corp.	5,700	111,112
Hankyu Hanshin Holdings, Inc.	26,000	120,856
IHI Corp.	60,000	133,901
ITOCHU Corp.	23,800	241,213
Iwatani Corp.	66,000	199,371
Kajima Corp.	39,000	103,865
Kamigumi Co., Ltd.	24,000	201,813
Kawasaki Heavy Industries, Ltd.	57,000	191,862
Kawasaki Kisen Kaisha, Ltd.	24,000	105,641
Kokuyo Co., Ltd.	17,500	151,470
Komatsu, Ltd.	13,900	421,088
Kubota Corp.	21,000	199,112
Marubeni Corp.	34,000	239,369
Meitic Corp. (b)	8,000	171,333
MISUMI Group, Inc.	6,500	162,129
Mitsubishi Corp.	21,500	582,664
Mitsubishi Electric Corp.	34,000	357,167
Mitsubishi Heavy Industries, Ltd.	60,000	225,633
Mitsui & Co., Ltd.	24,200	400,126
Mitsui OSK Lines, Ltd.	21,000	143,444
NGK Insulators, Ltd.	4,000	65,347
Nidec Corp.	1,800	182,208
Nippon Sheet Glass Co., Ltd.	35,000	94,507
Nippon Yusen KK	25,000	110,967
Secom Co., Ltd.	5,600	265,483
SMC Corp.	600	102,904
Sojitz Corp.	55,300	121,366
Sumitomo Corp.	19,900	281,920
Sumitomo Electric Industries, Ltd.	14,100	196,101
Sumitomo Heavy Industries, Ltd.	20,000	128,722
THK Co., Ltd.	6,100	140,419
Tokyu Corp.	38,000	174,293
Toyota Tsusho Corp.	6,600	116,368

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Yamato Holdings Co., Ltd.	14,200	$202,394

		8,205,690

NETHERLANDS — 4.2%
Aalberts Industries NV	7,665	162,214
European Aeronautic Defence and Space Co. NV (b)	7,631	178,540
Koninklijke BAM Groep NV	6,903	42,572
Koninklijke Philips Electronics NV	14,510	446,159
Randstad Holding NV (b)	3,170	167,982
TNT NV	7,676	203,380

		1,200,847

NORWAY — 0.5%
Orkla ASA	13,638	133,036

SINGAPORE — 4.5%
Fraser and Neave, Ltd.	40,000	200,149
Haw Par Corp., Ltd.	60,000	287,108
Jardine Matheson Holdings, Ltd.	4,969	218,636
Jardine Strategic Holdings, Ltd.	2,500	69,200
K-Green Trust (b)	800	668
Keppel Corp., Ltd.	21,000	185,567
Neptune Orient Lines, Ltd. (b)	93,750	159,537
Singapore Airlines, Ltd.	13,000	155,263

		1,276,128

SPAIN — 1.0%
Abertis Infraestructuras SA	5,714	103,141
ACS, Actividades de Construccion y Servicios SA	4,159	195,701

		298,842

SWEDEN — 6.4%
Alfa Laval AB	9,369	197,474
Atlas Copco AB (Class B)	15,976	361,446
B&B Tools AB	6,012	100,828
Sandvik AB	17,018	331,862
Securitas AB (Class B)	12,737	149,009
Trelleborg AB (Class B)	15,421	163,091
Volvo AB (Class B) (b)	14,788	260,660
Volvo AB ADR (Class A) (b)	13,756	235,308

		1,799,678

SWITZERLAND — 6.3%
ABB, Ltd.	33,277	743,654
Adecco SA	3,235	212,578
Geberit AG	1,112	257,928
Kuehne & Nagel International AG	1,249	174,198
SGS SA	132	222,195
Wolseley PLC (b)	5,102	163,433

		1,773,986

UNITED KINGDOM — 8.8%
Aggreko PLC	6,283	145,784
Babcock International Group PLC	10,970	98,070
BAE Systems PLC	55,766	288,123
British Airways PLC (b)	27,510	117,369
Capita Group PLC	17,953	195,773
Charter International PLC	7,018	92,792
De La Rue PLC	7,277	93,368
Experian PLC	24,210	302,477
FirstGroup PLC	17,322	108,020
Intertek Group PLC	6,228	173,078
Invensys PLC	16,634	92,244
Rentokil Initial PLC (b)	70,847	107,483
Rolls-Royce Group PLC (b)	36,170	352,802
Serco Group PLC	15,719	136,711
Smiths Group PLC	9,194	179,213

		2,483,307

TOTAL COMMON STOCKS —
(Cost $25,402,713)		27,963,156

SHORT TERM INVESTMENTS — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUNDS — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	71,026	71,026
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	33,534	33,534

TOTAL SHORT TERM INVESTMENTS —
(Cost $104,560)		104,560

TOTAL INVESTMENTS — 99.1%
(Cost $25,507,273)		28,067,716
OTHER ASSETS & LIABILITIES — 0.9%		241,987

NET ASSETS — 100.0%		$28,309,703

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Machinery	21.3%
Industrial Conglomerates	13.4
Electrical Equipment	10.5
Trading Companies & Distributors	10.1
Construction & Engineering	6.4
Road & Rail	5.6
Professional Services	5.5
Commercial Services & Supplies	4.9
Aerospace & Defense	4.5
Building Products	4.3
Marine	3.9
Transportation Infrastructure	2.9
Airlines	2.8
Air Freight & Logistics	2.7
Short Term Investments	0.4
Other Assets & Liabilities	0.8

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AUSTRALIA — 17.1%
Alumina, Ltd.	44,624	$113,440
Amcor, Ltd.	12,680	87,734
Andean Resources, Ltd. (a)(b)	4,239	27,730
BHP Billiton, Ltd.	64,791	3,005,235
BlueScope Steel, Ltd.	30,799	71,034
Boral, Ltd.	38,424	190,237
Fortescue Metals Group, Ltd. (b)	32,544	218,169
Iluka Resources, Ltd. (b)	30,846	288,995
Incitec Pivot, Ltd.	32,186	130,649
Mineral Deposits, Ltd. (b)	1,961	11,156
Newcrest Mining, Ltd.	11,196	464,108
OneSteel, Ltd.	40,090	106,434
Orica, Ltd.	10,577	269,965
OZ Minerals, Ltd.	94,594	166,777
Rio Tinto, Ltd.	8,522	746,621
Sims Metal Management, Ltd.	6,248	138,145

		6,036,429

AUSTRIA — 0.9%
RHI AG (b)	4,621	182,724
Voestalpine AG	3,156	150,940

		333,664

BELGIUM — 1.2%
Tessenderlo Chemie NV	4,619	168,486
Tessenderlo Chemie NV (b)	116	70
Umicore	4,736	247,282

		415,838

CANADA — 19.7%
Agnico-Eagle Mines, Ltd.	3,851	296,872
Agrium, Inc.	3,864	355,815
Alamos Gold, Inc.	2,032	38,691
Anatolia Minerals Development, Ltd. (b)	3,249	25,210
Barrick Gold Corp.	19,180	1,025,353
Centerra Gold, Inc.	2,841	56,726
Detour Gold Corp. (b)	945	27,761
ECU Silver Mining, Inc. (b)	9,936	13,399
Eldorado Gold Corp.	16,262	302,770
Equinox Minerals, Ltd. (b)	19,821	121,880
First Quantum Minerals, Ltd.	1,748	189,990
Fronteer Gold, Inc. (b)	2,433	28,452
Gammon Gold, Inc. (b)	1,748	14,285
Goldcorp, Inc.	16,508	762,227
HudBay Minerals, Inc.	4,092	74,003
IAMGOLD Corp.	6,766	120,864
Inmet Mining Corp.	1,460	113,520
Ivanhoe Mines, Ltd. (b)	9,903	229,225
Kinross Gold Corp.	21,730	413,540
Lundin Mining Corp. (b)	12,307	89,920
New Gold, Inc. (b)	6,090	59,328
Osisko Mining Corp. (b)	3,385	49,464
Pan American Silver Corp.	3,980	163,942
Potash Corp. of Saskatchewan, Inc.	6,164	958,114
Quadra FNX Mining, Ltd. (b)	5,159	86,966
SEMAFO, Inc. (b)	8,118	87,826
Sherritt International Corp.	9,567	81,550
Silver Wheaton Corp. (b)	4,620	181,238
Sino-Forest Corp. (b)	3,775	88,482
Tanzanian Royalty Exploration Corp. (b)	3,249	23,804
Teck Resources, Ltd. (Class B)	10,534	655,055
Teranga Gold Corp. (b)	5,397	15,767
Thompson Creek Metals Co., Inc. (b)	2,586	37,997
Yamana Gold, Inc.	14,289	183,637

		6,973,673

DENMARK — 0.7%
Novozymes A/S	1,827	255,557

FINLAND — 1.8%
Rautaruukki Oyj	2,884	67,747
Stora Enso OYJ	24,776	255,436
UPM-Kymmene OYJ	17,496	310,297

		633,480

FRANCE — 3.0%
Air Liquide SA	6,160	782,101
Eramet	88	30,281
Lafarge SA	3,782	238,060

		1,050,442

GERMANY — 8.6%
BASF SE	16,151	1,293,543
HeidelbergCement AG	1,331	83,745
K+S AG	3,797	287,090
Lanxess AG	4,286	339,818
Linde AG	3,202	487,771
Salzgitter AG	1,472	114,082
ThyssenKrupp AG	10,077	418,880

		3,024,929

HONG KONG — 0.7%
AMVIG Holdings, Ltd.	40,000	33,601
China Grand Forestry Green Resources Group, Ltd. (b)	322,000	10,273
China Mining Resources Group, Ltd. (b)	230,000	5,503
China Rare Earth Holdings, Ltd. (b)	222,000	103,665
Fushan International Energy Group, Ltd.	102,600	70,347
Sino Union Energy Investment Group, Ltd. (b)	210,000	18,370

		241,759

IRELAND — 0.8%
CRH PLC	13,166	273,774

ISRAEL — 0.4%
Israel Chemicals, Ltd.	7,682	131,949

ITALY — 0.2%
Buzzi Unicem SpA	7,761	88,917

JAPAN — 13.3%
Asahi Kasei Corp.	45,967	300,382
Denki Kagaku Kogyo Kabushiki Kaisha	29,949	142,535
JFE Holdings, Inc.	11,790	411,098
JSR Corp.	9,100	169,983
Kobe Steel, Ltd.	94,916	241,079
Mitsubishi Chemical Holdings Corp.	33,500	227,588
Mitsubishi Materials Corp. (b)	46,000	146,896
Mitsui Chemicals, Inc.	42,000	150,694
Mitsui Mining & Smelting Co., Ltd.	41,933	138,562
Nippon Steel Corp.	134,900	485,677
Nitto Denko Corp.	6,495	306,311
Shin-Etsu Chemical Co., Ltd.	8,893	482,451
Sumitomo Chemical Co., Ltd.	43,967	216,840
Sumitomo Metal Industries, Ltd.	92,933	229,167

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Sumitomo Metal Mining Co., Ltd.	18,984	$332,141
Taiheiyo Cement Corp. (b)	87,000	111,559
Teijin, Ltd.	49,949	213,702
Toray Industries, Inc.	43,967	262,918
Ube Industries, Ltd.	46,000	138,389

		4,707,972

LUXEMBOURG — 2.3%
ArcelorMittal	16,650	633,919
Ternium SA ADR	4,058	172,100

		806,019

NETHERLANDS — 2.0%
Akzo Nobel NV	6,222	388,016
Koninklijke DSM NV	5,524	315,734

		703,750

NORWAY — 1.0%
Norsk Hydro ASA	12,573	92,170
Yara International ASA	4,300	249,677

		341,847

PORTUGAL — 0.4%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	12,255	136,129

SOUTH KOREA — 2.3%
POSCO ADR	7,676	826,628

SPAIN — 0.1%
Cementos Portland Valderrivas SA	3,234	52,714

SWEDEN — 1.5%
Boliden AB	10,926	222,165
SSAB AB (Series A)	8,641	145,241
Svenska Cellulosa AB (Class B)	10,828	171,049

		538,455

SWITZERLAND — 6.0%
Givaudan SA	273	295,523
Holcim, Ltd.	4,812	364,733
Syngenta AG	2,271	666,365
Xstrata PLC	33,604	792,075

		2,118,696

UNITED KINGDOM — 16.0%
Anglo American PLC	25,186	1,315,270
Antofagasta PLC	12,934	326,432
BHP Billiton PLC	42,655	1,703,630
Lonmin PLC (b)	5,113	157,382
Randgold Resources, Ltd.	2,776	229,265
Rio Tinto PLC	25,950	1,822,804
Vedanta Resources PLC	2,754	108,528

		5,663,311

TOTAL COMMON STOCKS —
(Cost $30,731,079)		35,355,932

RIGHTS — 0.0% (c)
CANADA — 0.0% (c)
Ivanhoe Mines Ltd. (expiring 1/26/11) (b) (Cost $0)	9,903	13,355

WARRANTS — 0.0% (c)
CANADA — 0.0% (c)
Kinross Gold Corp. (expiring 9/17/14) (b) (Cost $1,744)	366	1,728

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund 0.18% (d)(e) (Cost $773)	773	773

TOTAL INVESTMENTS — 100.0%
(Cost $30,733,596)		35,371,788
OTHER ASSETS & LIABILITIES — 0.0%(c)		(14,673)

NET ASSETS — 100.0%		$35,357,115

(a)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

	PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	63.5%
Chemicals	29.0
Construction Materials	4.5
Paper & Forest Products	2.7
Containers & Packaging	0.3
Short Term Investments	0.0	***
Other Assets & Liabilities	0.0	***

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Andean Resources, Ltd., which was Level 2 and part of the Metals & Mining Industry, representing 0.1% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AUSTRALIA — 1.1%
Computershare, Ltd.	18,115	$200,172
Iress Market Technology, Ltd.	9,018	80,699

		280,871

BELGIUM — 0.5%
Barco NV (a)	2,016	130,576

CANADA — 4.7%
Canadian Solar, Inc. (a)	1,472	18,238
CGI Group, Inc. (Class A) (a)	10,657	184,472
MacDonald, Dettwiler & Associates, Ltd. (a)	2,531	128,811
Open Text Corp. (a)	2,339	107,646
Research In Motion, Ltd. (a)	13,812	807,188

		1,246,355

DENMARK — 0.3%
SimCorp A/S	549	88,455

FINLAND — 5.0%
F-Secure Oyj	23,496	63,042
Nokia OYJ	108,184	1,123,340
Tieto Oyj	5,188	98,553
Vaisala Oyj (Class A)	1,627	44,745

		1,329,680

FRANCE — 3.3%
Alcatel-Lucent (a)	88,301	258,244
Atos Origin SA (a)	1,894	101,229
Cap Gemini SA	4,663	218,510
Dassault Systemes SA	1,472	111,416
Groupe Steria SCA	1,386	36,072
Neopost SA	1,203	105,225
UbiSoft Entertainment SA (a)	4,710	50,550

		881,246

GERMANY — 8.3%
Aixtron AG	4,231	156,689
Dialog Semiconductor PLC (a)	1,798	41,078
Infineon Technologies AG (a)	34,045	318,022
Q-Cells SE (a)	3,667	12,348
SAP AG	25,763	1,316,826
Software AG	550	81,016
United Internet AG	7,716	125,925
Wincor Nixdorf AG	1,725	141,188

		2,193,092

HONG KONG — 1.0%
ASM Pacific Technology, Ltd.	13,049	164,924
VTech Holdings, Ltd.	7,371	86,713

		251,637

JAPAN — 41.2%
Advantest Corp.	5,478	124,075
Alps Electric Co., Ltd.	9,463	109,909
Brother Industries, Ltd.	9,263	137,509
Canon, Inc.	32,273	1,675,227
Citizen Holdings Co., Ltd.	11,355	78,402
CSK Corp. (a)	5,877	27,028
Dainippon Screen Manufacturing Co., Ltd. (a)	15,937	113,379
Elpida Memory, Inc. (a)	6,176	71,960
FUJIFILM Holdings Corp.	13,148	475,957
Fujitsu, Ltd.	54,784	381,641
Hirose Electric Co., Ltd.	1,494	168,548
Hitachi High-Technologies Corp.	3,984	93,233
Hitachi, Ltd.	114,549	611,549
Horiba, Ltd.	3,586	101,825
Hoya Corp.	11,355	276,087
Ibiden Co., Ltd.	5,279	166,757
IT Holdings Corp.	5,279	70,426
Japan Digital Laboratory Co., Ltd.	4,383	49,934
Keyence Corp.	1,494	433,252
Konami Corp.	3,785	80,549
Konica Minolta Holdings, Inc.	16,933	176,209
Kyocera Corp.	3,984	407,217
Mitsumi Electric Co., Ltd.	5,279	97,242
Murata Manufacturing Co., Ltd.	5,379	377,369
NEC Corp.	73,710	221,752
Nintendo Co., Ltd.	3,088	907,306
Nippon Electric Glass Co., Ltd.	16,933	244,689
Nomura Research Institute, Ltd.	5,279	117,680
NTT Data Corp.	53	183,691
Obic Co., Ltd.	588	121,218
Oki Electric Industry Co., Ltd. (a)	56,776	49,002
Omron Corp.	7,172	190,210
Ricoh Co., Ltd.	16,933	248,447
Rohm Co., Ltd.	3,586	234,336
Seiko Epson Corp.	5,279	96,331
Sumco Corp. (a)	5,478	78,349
Taiyo Yuden Co., Ltd.	3,984	60,911
TDK Corp.	3,785	263,674
Tokyo Electron, Ltd.	5,279	334,555
Toshiba Corp.	106,580	580,832
Trend Micro, Inc.	3,187	105,349
Yahoo! Japan Corp.	492	191,086
Yamatake Corp.	3,586	85,112
Yaskawa Electric Corp.	16,933	160,342
Yokogawa Electric Corp.	12,849	102,342

		10,882,498

NETHERLANDS — 3.1%
ASM International NV (a)	2,994	106,420
ASML Holding NV	12,460	483,085
Gemalto NV	3,599	153,755
VistaPrint NV (a)	1,782	81,972

		825,232

NORWAY — 0.3%
Nordic Semiconductor ASA	5,153	21,986
Renewable Energy Corp. ASA (a)	17,353	53,111

		75,097

SINGAPORE — 1.3%
Flextronics International, Ltd. (a)	26,725	209,791
Venture Corp., Ltd.	18,925	136,799

		346,590

SOUTH KOREA — 17.5%
LG Display Co., Ltd. ADR (b)	26,311	467,020
Samsung Electronics Co., Ltd. GDR	9,854	4,157,403

		4,624,423

SPAIN — 1.3%
Amadeus IT Holding SA (a)	10,526	221,420
Amper, SA (a)	8,308	32,322

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Indra Sistemas SA	4,419	$75,794

		329,536

SWEDEN — 3.9%
Telefonaktiebolaget LM Ericsson (Class B)	88,355	1,027,086

SWITZERLAND — 1.9%
Logitech International SA (a)	5,799	110,742
STMicroelectronics NV	26,213	276,581
Temenos Group AG (a)	2,932	122,363

		509,686

UNITED KINGDOM — 5.3%
ARM Holdings PLC	55,082	365,050
Autonomy Corp. PLC (a)	7,324	172,576
Aveva Group PLC	3,578	90,415
Diploma PLC	30,001	130,345
Logica PLC	63,479	130,195
Misys PLC (a)	35,142	188,719
Spectris PLC	6,778	139,123
The Sage Group PLC	44,774	191,655

		1,408,078

TOTAL COMMON STOCKS —
(Cost $23,846,044)		26,430,138

SHORT TERM INVESTMENTS — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUNDS — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	89,275	89,275
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	814	814

TOTAL SHORT TERM INVESTMENTS —
(Cost $90,089)		90,089

TOTAL INVESTMENTS — 100.3%
(Cost $23,936,133)		26,520,227
OTHER ASSETS & LIABILITIES — (0.3)%		(86,339)

NET ASSETS — 100.0%		$26,433,888

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Semiconductors & Semiconductor Equipment	27.0%
Electronic Equipment, Instruments & Components	22.0
Software	14.0
Communications Equipment	12.6
Office Electronics	8.8
IT Services	7.1
Computers & Peripherals	6.6
Internet Software & Services	1.9
Short Term Investments	0.3
Other Assets & Liabilities	(0.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 1.2%
Telstra Corp., Ltd.	68,095	$194,744

AUSTRIA — 0.9%
Telekom Austria AG	10,635	150,093

BELGIUM — 2.1%
Belgacom SA	5,103	172,004
Mobistar SA	874	56,879
Telenet Group Holding NV (a)	2,799	110,697

		339,580

CANADA — 6.1%
BCE, Inc.	6,999	248,185
Bell Aliant Regional Communications Income Fund	1,784	46,662
Rogers Communications, Inc. (Class B)	11,800	408,634
TELUS Corp.	1,784	81,655
TELUS Corp. (non — voting)	4,161	181,253

		966,389

CHINA — 0.2%
PCCW, Ltd.	80,000	35,402

FINLAND — 0.7%
Elisa Oyj	4,754	103,766

FRANCE — 6.0%
France Telecom SA	42,249	883,912
Iliad SA	580	63,337

		947,249

GERMANY — 4.7%
Deutsche Telekom AG	55,403	717,617
Freenet AG	2,472	26,189

		743,806

ISRAEL — 1.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	43,111	131,713
Cellcom Israel, Ltd.	1,177	38,286
Partner Communications Co., Ltd.	1,983	40,315

		210,314

ITALY — 3.1%
Telecom Italia SpA (b)	225,707	292,805
Telecom Italia SpA (b)	188,495	205,335

		498,140

JAPAN — 14.8%
KDDI Corp.	72	416,349
Nippon Telegraph & Telephone Corp.	12,900	584,520
NTT DoCoMo, Inc.	360	629,406
Softbank Corp.	20,700	717,437

		2,347,712

LUXEMBOURG — 1.9%
COLT Telecom Group SA (a)	19,569	42,189
Millicom International Cellular SA	2,717	259,745

		301,934

NETHERLANDS — 3.6%
Koninklijke (Royal) KPN NV	39,233	574,753

NEW ZEALAND — 0.3%
Telecom Corporation of New Zealand, Ltd.	31,400	53,229

NORWAY — 1.9%
Telenor ASA	18,177	296,461

PORTUGAL — 1.5%
Portugal Telecom, SGPS SA	21,280	239,234

SINGAPORE — 2.9%
Singapore Telecommunications, Ltd.	171,000	407,127
StarHub, Ltd.	24,000	49,272

		456,399

SOUTH KOREA — 2.5%
KT Corp. ADR	8,447	175,697
SK Telecom Co., Ltd. ADR	11,595	216,015

		391,712

SPAIN — 13.2%
Telefonica SA	92,566	2,106,748

SWEDEN — 4.1%
Tele2 AB (Class B)	8,549	177,520
TeliaSonera AB	58,961	467,454

		644,974

SWITZERLAND — 1.8%
Swisscom AG	658	290,209

UNITED KINGDOM — 24.4%
BT Group PLC	197,876	560,127
Cable & Wireless Communications PLC	69,525	52,826
Cable & Wireless Worldwide PLC	69,525	71,516
Inmarsat PLC	13,293	140,170
Vodafone Group PLC	1,179,358	3,061,435

		3,886,074

TOTAL COMMON STOCKS —
(Cost $16,442,461)		15,778,922

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund 0.18% (d)(e) (Cost $208)	208	208

TOTAL INVESTMENTS — 99.2%
(Cost $16,442,669)		15,779,130
OTHER ASSETS & LIABILITIES — 0.8%		120,044

NET ASSETS — 100.0%		$15,899,174

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	62.0%
Wireless Telecommunication Services	37.2
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.8

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 2.4%
AGL Energy, Ltd.	7,479	$116,758
APA Group	13,660	56,709
Envestra, Ltd.	50,590	27,225

		200,692

AUSTRIA — 0.6%
Oesterreichische Elektrizitaetswirtschafts Aktiengesellschaft (Verbundgesellschaft)	1,256	46,977

CANADA — 3.5%
ATCO, Ltd. (Class I)	749	44,587
Canadian Utilities, Ltd. (Class A)	350	19,162
Emera, Inc.	1,340	42,277
Fortis, Inc.	3,233	110,559
TransAlta Corp.	3,651	77,712

		294,297

FINLAND — 2.1%
Fortum OYJ	5,942	179,598

FRANCE — 11.6%
EDF SA	3,589	147,791
GDF Suez	16,298	587,064
Sechilienne-Sidec SA	623	15,892
Suez Environnement Co.	2,883	59,756
Veolia Environnement SA	5,395	158,288

		968,791

GERMANY — 14.4%
E.ON AG	25,343	779,765
RWE AG	6,276	420,053

		1,199,818

HONG KONG — 5.8%
CLP Holdings, Ltd.	23,500	190,753
Hong Kong & China Gas Co., Ltd.	68,100	160,490
Hongkong Electric Holdings, Ltd.	20,500	129,219

		480,462

ITALY — 9.0%
A2A SpA	27,125	37,445
Enel Green Power SpA (a)	18,500	39,238
Enel SpA	87,420	438,621
Hera SpA	14,753	30,658
Snam Rete Gas SpA	22,611	112,842
Terna Rete Elettrica Nationale SpA	22,784	96,588

		755,392

JAPAN — 20.9%
Chubu Electric Power Co., Inc.	8,588	211,351
Electric Power Development Co., Ltd.	2,300	72,229
Hokkaido Electric Power Co., Inc.	2,100	42,981
Hokuriku Electric Power Co.	2,994	73,646
Kyushu Electric Power Co., Inc.	6,292	141,193
Osaka Gas Co., Ltd.	31,958	124,120
Shikoku Electric Power Co., Inc.	1,600	47,109
The Chugoku Electric Power Co., Inc.	3,987	81,112
The Kansai Electric Power Co., Inc.	10,198	251,979
The Tokyo Electric Power Co., Inc.	16,499	403,397
Tohoku Electric Power Co., Inc.	6,972	155,592
Tokyo Gas Co., Ltd.	30,958	137,413

		1,742,122

NEW ZEALAND — 0.3%
Vector, Ltd.	15,383	27,640

PORTUGAL — 1.1%
EDP — Energias de Portugal SA	27,945	93,387

SOUTH KOREA — 1.1%
Korea Electric Power Corp. ADR (b)	6,655	89,909

SPAIN — 9.5%
Acciona SA	413	29,365
EDP Renovaveis SA (a)	4,597	26,747
Enagas	4,064	81,318
Gas Natural SDG SA	5,403	83,284
Iberdrola Renovables SA	12,129	43,218
Iberdrola SA	57,597	445,689
Red Electrica Corporacion SA	1,821	85,992

		795,613

SWITZERLAND — 0.3%
BKW FMB Energie AG	309	23,438

UNITED KINGDOM — 17.1%
Centrica PLC	71,576	371,601
Drax Group PLC	5,335	30,763
International Power PLC	21,520	147,440
National Grid PLC	45,456	393,560
Pennon Group PLC	6,147	61,594
Scottish & Southern Energy PLC	12,762	244,765
Severn Trent PLC	3,861	89,345
United Utilities Group PLC	9,734	90,221

		1,429,289

TOTAL COMMON STOCKS —
(Cost $10,185,448)		8,327,425

SHORT TERM INVESTMENTS — 0.6%
UNITED STATES — 0.6%
MONEY MARKET FUNDS — 0.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	45,746	45,746
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	3,102	3,102

TOTAL SHORT TERM INVESTMENTS —
(Cost $48,848)		48,848

TOTAL INVESTMENTS — 100.3%
(Cost $10,234,296)		8,376,273
OTHER ASSETS & LIABILITIES — (0.3)%		(23,824)

NET ASSETS — 100.0%		$8,352,449

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	90.7%
Gas Utilities	4.2
Multi-Utilities	2.6
Independent Power Producers & Energy Traders	2.2
Short Term Investments	0.6
Other Assets & Liabilities	(0.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is generally based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1— quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry.

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2010:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR STOXX Europe 50 ETF	$38,825,923	$—	$—	$38,825,923
SPDR EURO STOXX 50 ETF	166,396,784	—	—	166,396,784
SPDR S&P Emerging Asia Pacific ETF	806,787,963	3,812,085	—	810,600,048

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2010 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs	Total

SPDR S&P Russia ETF	$75,882,646	$—		$—	$75,882,646
SPDR S&P China ETF	788,441,238	—	*	—	788,441,238
SPDR S&P Emerging Markets ETF	243,633,923	27,381		—	243,661,304
SPDR S&P BRIC 40 ETF	565,617,379	—		—	565,617,379
SPDR S&P Emerging Europe ETF	239,001,261	—		—	239,001,261
SPDR S&P Emerging Latin America ETF	305,418,580	—		—	305,418,580
SPDR S&P Emerging Middle East & Africa ETF	186,815,461	—		—	186,815,461
SPDR S&P World ex-US ETF	124,929,672	—	*	—	124,929,672
SPDR S&P International Small Cap ETF	867,737,738	611,077	*	—	868,348,815
SPDR Dow Jones International Real Estate ETF	1,547,944,389	—*		—	1,547,944,389
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	54,940,202	—		—	54,940,202
SPDR S&P Global Natural Resources ETF	49,939,821	—		—	49,939,821
SPDR MSCI ACWI ex-US ETF	437,180,145	—		—	437,180,145
SPDR Russell/Nomura PRIME Japan ETF	9,227,286	—		—	9,227,286
SPDR Russell/Nomura Small Cap Japan ETF	79,790,225	—	*	—	79,790,225
SPDR S&P International Dividend ETF	389,102,670	—		—	389,102,670
SPDR S&P International Mid Cap ETF	44,370,859	68,268		—	44,439,127
SPDR S&P Emerging Markets Small Cap ETF	1,267,737,891	896,713	*	—	1,268,634,604
SPDR Dow Jones Global Real Estate ETF	184,741,163	—	*	—	184,741,163
SPDR S&P International Consumer Discretionary Sector ETF	21,933,670	—		—	21,933,670
SPDR S&P International Consumer Staples Sector ETF	12,338,404	—		—	12,338,404
SPDR S&P International Energy Sector ETF	15,032,005	—		—	15,032,005
SPDR S&P International Financial Sector ETF	5,924,557	—		—	5,924,557
SPDR S&P International Health Care Sector ETF	11,976,620	23,707		—	12,000,327
SPDR S&P International Industrial Sector ETF	28,067,716	—		—	28,067,716
SPDR S&P International Materials Sector ETF	35,344,058	27,730		—	35,371,788
SPDR S&P International Technology Sector ETF	26,520,227	—		—	26,520,227
SPDR S&P International Telecommunications Sector ETF	15,779,130	—		—	15,779,130
SPDR S&P International Utilities Sector ETF	8,376,273	—		—	8,376,273

*	Fund held Level 2 Securities that were valued at $0 at December 31, 2010.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Index Shares Funds — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$—	$139,381	$—	$139,381

*	Other Financial Instruments are derviative instruments not reflected in the Schedule of Investments, such as futures which are valued at the unrealized appreciation/depreciation on the instrument.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2010 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at December 31, 2010:

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF	Futures Contract	$—	$—	$—	$139,381	$—	$—	$139,381

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests subtantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts relating to investments in Liquid Reserves and/or Prime Portfolio at December 31, 2010 and the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves	9/30/10	Cost	Shares	Proceeds	Shares	12/31/10	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$28,224	$525,579	525,579	$533,049	533,049	$20,754	$66	$—
SPDR EURO STOXX 50 ETF	35,491	1,277,931	1,277,931	1,240,490	1,240,490	72,932	27	—
SPDR S&P Emerging Asia Pacific ETF	5,262,887	39,948,697	39,948,697	41,133,554	41,133,554	4,078,030	1,461	—
SPDR S&P Russia ETF	27,492	755,416	755,416	580,201	580,201	202,707	29	—
SPDR S&P China ETF	581,308	3,763,344	3,763,344	4,053,565	4,053,565	291,087	465	—
SPDR S&P Emerging Markets ETF	7,924,744	9,912,464	9,912,464	12,830,092	12,830,092	5,007,116	4,142	—
SPDR S&P BRIC 40 ETF	721,997	5,993,596	5,993,596	4,649,280	4,649,280	2,066,313	294	—
SPDR S&P Emerging Europe ETF	1,082,787	2,862,114	2,862,114	3,691,189	3,691,189	253,712	257	—
SPDR S&P Emerging Latin America ETF	100	6,133,496	6,133,496	5,605,773	5,605,773	527,823	208	—
SPDR S&P Emerging Middle East & Africa ETF	180,865	2,838,171	2,838,171	3,004,977	3,004,977	14,059	310	—
SPDR S&P World ex-US ETF	15,399	1,394,424	1,394,424	1,374,514	1,374,514	35,309	56	—
SPDR S&P International Small Cap ETF	204,973	17,687,528	17,687,528	17,744,934	17,744,934	147,567	782	—
SPDR Dow Jones International Real Estate ETF	185,468	75,440,529	75,440,529	75,542,095	75,542,095	83,902	315	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	79,812	1,042,558	1,042,558	1,034,917	1,034,917	87,453	67	—
SPDR S&P Global Natural Resources ETF	15,911	717,865	717,865	674,917	674,917	58,859	18	—
SPDR MSCI ACWI ex-US ETF	445,786	5,253,106	5,253,106	5,467,200	5,467,200	231,692	319	—

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2010 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves	9/30/10	Cost	Shares	Proceeds	Shares	12/31/10	Income	Gain/(Loss)

SPDR Russell/Nomura PRIME Japan ETF	$47,675	$199,679	199,679	$234,116	234,116	$13,238	$12	$—
SPDR Russell/Nomura Small Cap Japan ETF	40,262	600,722	600,722	631,308	631,308	9,676	51	—
SPDR S&P International Dividend ETF	37,858	3,317,824	3,317,824	3,287,490	3,287,490	68,192	48	—
SPDR S&P International Mid Cap ETF	17,129	660,860	660,860	616,395	616,395	61,594	33	—
SPDR S&P Emerging Markets Small Cap ETF	2,644,711	114,751,142	114,751,142	116,843,363	116,843,363	552,490	4,334	—
SPDR Dow Jones Global Real Estate ETF	117,888	8,378,634	8,378,634	8,359,791	8,359,791	136,731	315	—
SPDR S&P International Consumer Discretionary Sector ETF	37,365	129,304	129,304	161,684	161,684	4,985	11	—
SPDR S&P International Consumer Staples Sector ETF	32,839	50,868	50,868	74,354	74,354	9,353	4	—
SPDR S&P International Energy Sector ETF	3,231	127,863	127,863	129,844	129,844	1,250	4	—
SPDR S&P International Financial Sector ETF	45,993	134,233	134,233	176,997	176,997	3,229	4	—
SPDR S&P International Health Care Sector ETF	5,401	49,296	49,296	49,253	49,253	5,444	2	—
SPDR S&P International Industrial Sector ETF	100	136,155	136,155	102,721	102,721	33,534	9	—
SPDR S&P International Materials Sector ETF	3,440	73,093	73,093	75,760	75,760	773	5	—
SPDR S&P International Technology Sector ETF	12,357	180,130	180,130	191,673	191,673	814	8	—
SPDR S&P International Telecommunications Sector ETF	4,471	220,614	220,614	224,877	224,877	208	9	—
SPDR S&P International Utilities Sector ETF	13,853	89,943	89,943	100,694	100,694	3,102	3	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	9/30/10	Cost	Shares	Proceeds	Shares	12/31/10	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$—	$5,723,739	5,723,739	$5,723,739	5,723,739	$—	$4,492	$—
SPDR EURO STOXX 50 ETF	2,638,555	30,803,061	30,803,061	30,374,464	30,374,464	3,067,152	36,513	—
SPDR S&P Emerging Asia Pacific ETF	39,876,959	44,711,154	44,711,154	46,095,854	46,095,854	38,492,259	70,633	—
SPDR S&P China ETF	81,587,164	118,403,686	118,403,686	114,864,975	114,864,975	85,125,875	200,628	—
SPDR S&P Emerging Markets ETF	16,982,427	18,178,483	18,178,483	18,210,479	18,210,479	16,950,431	24,990	—
SPDR S&P BRIC 40 ETF	66,514,013	118,838,987	118,838,987	123,371,530	123,371,530	61,981,470	26,593	—
SPDR S&P Emerging Europe ETF	5,750,349	35,700,316	35,700,316	18,900,759	18,900,759	22,549,906	13,571	—

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2010 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	9/30/10	Cost	Shares	Proceeds	Shares	12/31/10	Income	Gain/(Loss)

SPDR S&P Emerging Latin America ETF	$37,791,628	$40,588,022	40,588,022	$48,616,577	48,616,577	$29,763,073	$30,528	$—
SPDR S&P Emerging Middle East & Africa ETF	3,556,136	5,918,462	5,918,462	4,287,422	4,287,422	5,187,176	7,238	—
SPDR S&P World ex-US ETF	11,131,537	9,529,499	9,529,499	13,672,284	13,672,284	6,988,752	13,051	—
SPDR S&P International Small Cap ETF	54,714,094	31,813,322	31,813,322	23,503,081	23,503,081	63,024,335	132,855	—
SPDR Dow Jones International Real Estate ETF	112,065,820	147,748,409	147,748,409	137,598,846	137,598,846	122,215,383	161,310	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	8,314,380	16,510,261	16,510,261	19,389,995	19,389,995	5,434,646	11,875	—
SPDR MSCI ACWI ex-US ETF	45,034,661	23,228,973	23,228,973	40,878,190	40,878,190	27,385,444	57,786	—
SPDR Russell/Nomura PRIME Japan ETF	4,289,364	1,480,274	1,480,274	4,833,689	4,833,689	935,949	677	—
SPDR Russell/Nomura Small Cap Japan ETF	17,896,056	7,595,731	7,595,731	14,955,404	14,955,404	10,536,383	16,087	—
SPDR S&P International Dividend ETF	22,773,247	50,231,035	50,231,035	33,789,207	33,789,207	39,215,075	87,338	—
SPDR S&P International Mid Cap ETF	3,868,805	3,891,058	3,891,058	3,206,432	3,206,432	4,553,431	5,841	—
SPDR S&P Emerging Markets Small Cap ETF	11,858,876	36,246,315	36,246,315	25,013,318	25,013,318	23,091,873	124,280	—
SPDR Dow Jones Global Real Estate ETF	28,861,180	54,374,342	54,374,342	60,210,369	60,210,369	23,025,153	21,458	—
SPDR S&P International Consumer Discretionary Sector ETF	—	60,358	—	60,358	—	—	4	—
SPDR S&P International Financial Sector ETF	13,054	158,918	—	171,972	—	—	46	—
SPDR S&P International Industrial Sector ETF	91,074	129,108	129,108	149,156	149,156	71,026	298	—
SPDR S&P International Materials Sector ETF	7,975	1,305,933	1,305,933	1,313,908	1,313,908	—	124	—
SPDR S&P International Technology Sector ETF	198,250	325,254	325,254	434,229	434,229	89,275	419	—
SPDR S&P International Telecommunications Sector ETF	81,963	394,627	394,627	476,590	476,590	—	223	—
SPDR S&P International Utilities Sector ETF	44,915	59,504	59,504	58,673	58,673	45,746	14	—

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2010 (Unaudited)

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2010 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$54,234,616	$2,119,929	$17,528,622	$(15,408,693)
SPDR EURO STOXX 50 ETF	232,870,587	4,169,869	70,643,672	(66,473,803)
SPDR S&P Emerging Asia Pacific ETF	677,589,063	150,704,989	17,694,004	133,010,985
SPDR S&P Russia ETF	73,712,368	2,305,727	135,449	2,170,278
SPDR S&P China ETF	697,907,491	116,890,354	26,356,607	90,533,747
SPDR S&P Emerging Markets ETF	206,753,172	43,301,320	6,393,188	36,908,132
SPDR S&P BRIC 40 ETF	495,466,979	82,226,989	12,076,589	70,150,400
SPDR S&P Emerging Europe ETF	224,025,064	34,519,153	19,542,956	14,976,197
SPDR S&P Emerging Latin America ETF	273,964,123	40,304,566	8,850,109	31,454,457
SPDR S&P Emerging Middle East & Africa ETF	160,455,093	34,494,333	8,133,965	26,360,368
SPDR S&P World ex-US ETF	107,637,432	23,103,963	5,811,723	17,292,240
SPDR S&P International Small Cap ETF	815,477,399	119,540,906	66,669,490	52,871,416
SPDR Dow Jones International Real Estate ETF	1,480,592,302	144,697,264	77,345,177	67,352,087
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	73,282,489	1,435,256	19,777,543	(18,342,287)
SPDR Dow Jones Global Natural Resources ETF	46,538,108	3,523,897	122,184	3,401,713
SPDR MSCI ACWI ex-US ETF	441,690,110	48,502,809	53,012,774	(4,509,965)
SPDR Russell/Nomura PRIME Japan ETF	11,101,455	474,429	2,348,598	(1,874,169)
SPDR Russell/Nomura Small Cap Japan ETF	90,053,863	5,237,364	15,501,002	(10,263,638)
SPDR S&P International Dividend ETF	357,923,039	38,272,205	7,092,574	31,179,631
SPDR S&P International Mid Cap ETF	39,025,167	6,137,275	723,315	5,413,960
SPDR S&P Emerging Markets Small Cap ETF	1,148,325,770	150,576,706	30,267,872	120,308,834
SPDR Dow Jones Global Real Estate ETF	142,536,736	42,288,611	84,184	42,204,427
SPDR S&P International Consumer Discretionary Sector ETF	18,855,686	3,361,827	283,843	3,077,984
SPDR S&P International Consumer Staples Sector ETF	11,617,662	932,161	211,419	720,742
SPDR S&P International Energy Sector ETF	14,944,861	1,074,478	987,334	87,144
SPDR S&P International Financial Sector ETF	6,935,980	218,328	1,229,751	(1,011,423)
SPDR S&P International Health Care Sector ETF	11,586,481	779,558	365,712	413,846
SPDR S&P International Industrial Sector ETF	25,507,273	3,080,682	520,239	2,560,443
SPDR S&P International Materials Sector ETF	30,733,596	5,122,078	483,886	4,638,192
SPDR S&P International Technology Sector ETF	23,936,133	3,693,320	1,109,226	2,584,094
SPDR S&P International Telecommunications Sector ETF	16,442,669	542,927	1,206,466	(663,539)
SPDR S&P International Utilities Sector ETF	10,234,296	125,213	1,983,236	(1,858,023)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures
SIGNATURES
Certifications

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer

Date: February 18, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer

Date: February 18, 2011